N-2	Apr. 25, 2025 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0002059436
Amendment Flag	false
Entity Inv Company Type	N-2
Investment Company Act File Number	811-24062
Document Type	N-2
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	1
Entity Registrant Name	Blue Owl Alternative Credit Fund
Entity Address, Address Line One	399 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	419-3000
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	true
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses (fees paid directly from your investment)	Class I-F	Class S-F	Class U-F
Maximum Sales Load (as a percentage of purchase amount)(1)	None	None	None
Maximum Early Repurchase Fee (as a percentage of repurchased amount)(2)	2.00%	2.00%	2.00%
Estimated Annual Operating Expenses (as a percentage of net assets attributable to Shares)	Class I-F	Class S-F	Class U-F
Management Fee(3)(6)	0.75%	0.75%	0.75%
Incentive Fee(4)(6)	0.00%	0.00%	0.00%
Other Expenses(5)	1.70%	1.70%	1.70%
Distribution and Servicing Fee	0.00%	0.85%	0.75%
Total Annual Expenses	2.45%	3.30%	3.20%
Fee Waiver and/or Expense Reimbursement(6)	(1.20)%	(1.20)%	(1.20)%
Total Annual Expenses (After Fee Waiver and/or Expense Reimbursement)	1.25%	2.10%	2.00%
___________________
(1)No Upfront Sales Load will be paid to the Fund or Dealer Manager with respect to Class S-F and Class U-F Shares. If, however, Class S-F or Class U-F Shares are purchased through certain financial intermediaries, those financial intermediaries may directly charge transaction or other fees, including upfront placement fees or brokerage commissions, in such amount as they may determine, provided that the selling agents limit such charges to 3.50% of the net offering price per Share for each Class S-F Share and 3.00% of the net offering price per Share for each Class U-F Share. Such fees are not Upfront Sales Loads paid to the Fund or Dealer Manager. Financial intermediaries will not charge such fees on Class I-F Shares.
(2)A 2.00% Early Repurchase Fee payable to the Fund will be charged with respect to any repurchase of a Shareholder’s Shares at any time prior to the one-year anniversary of the conversion of the Shareholder’s Class I-F, Class S-F or Class U-F Shares into Class I, Class S or Class U Shares, as applicable, on a “first in-first out” basis. The Early Repurchase Fee payable by a Shareholder may be waived by the Fund in circumstances where the Board determines that doing so is in the best interests of the Fund, including in the case of repurchase requests: (i) arising from the death or qualified disability of a Shareholder; (ii) submitted by discretionary model portfolio management programs (and similar arrangements); (iii) from feeder funds (or similar vehicles) primarily created to hold the Shares, which are offered to non-U.S. persons, where such funds seek to avoid imposing such a deduction because of administrative or systems limitations; (iv) in the event that a Shareholder’s Shares are repurchased because the Shareholder has failed to maintain a $10,000 minimum account balance; and (v) in certain other limited circumstances. To the extent the Fund determines to waive, impose scheduled variations of, or eliminate an Early Repurchase Fee, it will do so consistently with the requirements of Rule 22d-1 under the 1940 Act, and the Fund’s waiver of, scheduled variation in, or elimination of, the Early Repurchase Fee will apply uniformly to all Shareholders regardless of Share class.
(3)The Fund will pay the Adviser the Management Fee at an annual rate of 0.75% of the average daily value of the Fund’s Managed Assets, payable monthly in arrears. “Managed Assets” means the total assets of the Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes) as of each day. The Management Fee is paid to the Adviser before giving effect to any repurchases of Shares effective as of that date. In the case of a partial month, the Management Fee will be appropriately prorated based on the number of days during the month in which the Adviser provided services to the Fund. The Adviser has voluntarily agreed to waive receipt of the Management Fee until the commencement of any public offering of the Fund’s Shares.
(4)The Fund may have investment income that could result in the payment of an Incentive Fee in the first year of investment operations. The Fund will pay the Adviser, quarterly in arrears, 10% of the Fund’s Pre-Incentive Fee Net Investment Income Returns for each calendar quarter, if any, subject to a 6.00% annualized hurdle rate, with a full catch-up. As the Fund cannot predict whether it will meet the necessary incentive fee hurdle, the foregoing chart assumes no incentive fee. Once fully invested, the Fund expects the incentive fees it pays to increase to the extent it earns greater income through its investments. If the Fund achieved an annualized total return of 6.00% made up entirely of net investment income, no incentive fees would be payable. The Adviser has voluntarily agreed to waive receipt of the Incentive Fee until the commencement of any public offering of the Fund’s Shares.
(5)Other Expenses are based on estimated amounts for the current fiscal year and include, among other things, estimated professional fees and other expenses that the Fund will bear, including initial and ongoing offering costs, fees and expenses of the Administrator, Transfer Agent and Custodian and the reimbursement of costs of personnel associated with the Adviser or its affiliates who provide certain non-advisory services to the Fund, as will be permitted under the Investment Advisory Agreement and Administration Agreement.
(6)Pursuant to the Expense Limitation Agreement with the Fund, the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund, if required to ensure that Specified Expenses for each class of Shares do not exceed 0.50% of the average daily net assets of each respective class of Shares on an annual basis. “Specified Expenses” with respect to each class of Shares means all expenses incurred in the business of the Fund, including organizational and certain offering expenses, with the exception of: (i) the Management Fee, (ii) the Incentive Fee, (iii) any Distribution and Servicing Fee, (iv) all fees and expenses of special purpose vehicles in which the Fund or its subsidiaries invests (including management fees, performance-based incentive fees, and administrative service fees),
(v) fees payable to third parties in connection with the sourcing or identification of portfolio investments, (vi) brokerage costs, (vii) dividend/interest payments (including any dividend payments, interest expenses, commitment fees, or other expenses related to any leverage incurred by the Fund), (viii) transaction-related expenses associated with consummated and unconsummated transactions, including legal costs, sourcing fees, due diligence related fees, structuring, and advisory costs, costs of third party consultants, and brokerage commissions, associated with the acquisition, disposition and maintenance of investments, (ix) acquired fund fees and expenses, (x) taxes, (xi) litigation and (xii) extraordinary expenses (as determined in the sole discretion of the Adviser). For a period not to exceed three years from the month in which a Waiver is made, the Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (a) the Expense Limit in effect at the time of the waiver, and (b) the Expense Limit in effect at the time of the recoupment. The Expense Limitation Agreement has an initial term of one year from the date of this Memorandum, and will be subject to renewal thereafter for consecutive twelve-month terms, provided that such continuance is specifically approved at least annually by a majority of the Independent Trustees and the Adviser. The Expense Limitation Agreement may be terminated by the Fund’s Board upon thirty days’ written notice to the Adviser.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Shareholder Transaction Expenses (fees paid directly from your investment)	Class I-F	Class S-F	Class U-F
Maximum Sales Load (as a percentage of purchase amount)(1)	None	None	None
Maximum Early Repurchase Fee (as a percentage of repurchased amount)(2)	2.00%	2.00%	2.00%
Estimated Annual Operating Expenses (as a percentage of net assets attributable to Shares)	Class I-F	Class S-F	Class U-F
Management Fee(3)(6)	0.75%	0.75%	0.75%
Incentive Fee(4)(6)	0.00%	0.00%	0.00%
Other Expenses(5)	1.70%	1.70%	1.70%
Distribution and Servicing Fee	0.00%	0.85%	0.75%
Total Annual Expenses	2.45%	3.30%	3.20%
Fee Waiver and/or Expense Reimbursement(6)	(1.20)%	(1.20)%	(1.20)%
Total Annual Expenses (After Fee Waiver and/or Expense Reimbursement)	1.25%	2.10%	2.00%
___________________
(1)No Upfront Sales Load will be paid to the Fund or Dealer Manager with respect to Class S-F and Class U-F Shares. If, however, Class S-F or Class U-F Shares are purchased through certain financial intermediaries, those financial intermediaries may directly charge transaction or other fees, including upfront placement fees or brokerage commissions, in such amount as they may determine, provided that the selling agents limit such charges to 3.50% of the net offering price per Share for each Class S-F Share and 3.00% of the net offering price per Share for each Class U-F Share. Such fees are not Upfront Sales Loads paid to the Fund or Dealer Manager. Financial intermediaries will not charge such fees on Class I-F Shares.
(2)A 2.00% Early Repurchase Fee payable to the Fund will be charged with respect to any repurchase of a Shareholder’s Shares at any time prior to the one-year anniversary of the conversion of the Shareholder’s Class I-F, Class S-F or Class U-F Shares into Class I, Class S or Class U Shares, as applicable, on a “first in-first out” basis. The Early Repurchase Fee payable by a Shareholder may be waived by the Fund in circumstances where the Board determines that doing so is in the best interests of the Fund, including in the case of repurchase requests: (i) arising from the death or qualified disability of a Shareholder; (ii) submitted by discretionary model portfolio management programs (and similar arrangements); (iii) from feeder funds (or similar vehicles) primarily created to hold the Shares, which are offered to non-U.S. persons, where such funds seek to avoid imposing such a deduction because of administrative or systems limitations; (iv) in the event that a Shareholder’s Shares are repurchased because the Shareholder has failed to maintain a $10,000 minimum account balance; and (v) in certain other limited circumstances. To the extent the Fund determines to waive, impose scheduled variations of, or eliminate an Early Repurchase Fee, it will do so consistently with the requirements of Rule 22d-1 under the 1940 Act, and the Fund’s waiver of, scheduled variation in, or elimination of, the Early Repurchase Fee will apply uniformly to all Shareholders regardless of Share class.
(3)The Fund will pay the Adviser the Management Fee at an annual rate of 0.75% of the average daily value of the Fund’s Managed Assets, payable monthly in arrears. “Managed Assets” means the total assets of the Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes) as of each day. The Management Fee is paid to the Adviser before giving effect to any repurchases of Shares effective as of that date. In the case of a partial month, the Management Fee will be appropriately prorated based on the number of days during the month in which the Adviser provided services to the Fund. The Adviser has voluntarily agreed to waive receipt of the Management Fee until the commencement of any public offering of the Fund’s Shares.
(4)The Fund may have investment income that could result in the payment of an Incentive Fee in the first year of investment operations. The Fund will pay the Adviser, quarterly in arrears, 10% of the Fund’s Pre-Incentive Fee Net Investment Income Returns for each calendar quarter, if any, subject to a 6.00% annualized hurdle rate, with a full catch-up. As the Fund cannot predict whether it will meet the necessary incentive fee hurdle, the foregoing chart assumes no incentive fee. Once fully invested, the Fund expects the incentive fees it pays to increase to the extent it earns greater income through its investments. If the Fund achieved an annualized total return of 6.00% made up entirely of net investment income, no incentive fees would be payable. The Adviser has voluntarily agreed to waive receipt of the Incentive Fee until the commencement of any public offering of the Fund’s Shares.
(5)Other Expenses are based on estimated amounts for the current fiscal year and include, among other things, estimated professional fees and other expenses that the Fund will bear, including initial and ongoing offering costs, fees and expenses of the Administrator, Transfer Agent and Custodian and the reimbursement of costs of personnel associated with the Adviser or its affiliates who provide certain non-advisory services to the Fund, as will be permitted under the Investment Advisory Agreement and Administration Agreement.
(6)Pursuant to the Expense Limitation Agreement with the Fund, the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund, if required to ensure that Specified Expenses for each class of Shares do not exceed 0.50% of the average daily net assets of each respective class of Shares on an annual basis. “Specified Expenses” with respect to each class of Shares means all expenses incurred in the business of the Fund, including organizational and certain offering expenses, with the exception of: (i) the Management Fee, (ii) the Incentive Fee, (iii) any Distribution and Servicing Fee, (iv) all fees and expenses of special purpose vehicles in which the Fund or its subsidiaries invests (including management fees, performance-based incentive fees, and administrative service fees),
(v) fees payable to third parties in connection with the sourcing or identification of portfolio investments, (vi) brokerage costs, (vii) dividend/interest payments (including any dividend payments, interest expenses, commitment fees, or other expenses related to any leverage incurred by the Fund), (viii) transaction-related expenses associated with consummated and unconsummated transactions, including legal costs, sourcing fees, due diligence related fees, structuring, and advisory costs, costs of third party consultants, and brokerage commissions, associated with the acquisition, disposition and maintenance of investments, (ix) acquired fund fees and expenses, (x) taxes, (xi) litigation and (xii) extraordinary expenses (as determined in the sole discretion of the Adviser). For a period not to exceed three years from the month in which a Waiver is made, the Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (a) the Expense Limit in effect at the time of the waiver, and (b) the Expense Limit in effect at the time of the recoupment. The Expense Limitation Agreement has an initial term of one year from the date of this Memorandum, and will be subject to renewal thereafter for consecutive twelve-month terms, provided that such continuance is specifically approved at least annually by a majority of the Independent Trustees and the Adviser. The Expense Limitation Agreement may be terminated by the Fund’s Board upon thirty days’ written notice to the Adviser.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

	1 Year	3 Years	5 Years	10 Years
Class I-F	$13	$65	$120	$270
Class S-F	$21	$90	$162	$351
Class U-F	$20	$87	$157	$342
The examples above are based on the fees and expenses set forth in the table above, and should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown, and the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the examples. A greater rate of return than that used in the examples would increase the dollar amount of the asset-based fees paid by the Fund, as well as the effect of the Incentive Fee.

Purpose of Fee Table , Note [Text Block]
The fee table below is intended to assist Shareholders in understanding the various costs and expenses that the Fund expects to incur, and that Shareholders can expect to bear, by investing in Shares of the Fund.

Other Transaction Fees, Note [Text Block]	.
(2)A 2.00% Early Repurchase Fee payable to the Fund will be charged with respect to any repurchase of a Shareholder’s Shares at any time prior to the one-year anniversary of the conversion of the Shareholder’s Class I-F, Class S-F or Class U-F Shares into Class I, Class S or Class U Shares, as applicable, on a “first in-first out” basis. The Early Repurchase Fee payable by a Shareholder may be waived by the Fund in circumstances where the Board determines that doing so is in the best interests of the Fund, including in the case of repurchase requests: (i) arising from the death or qualified disability of a Shareholder; (ii) submitted by discretionary model portfolio management programs (and similar arrangements); (iii) from feeder funds (or similar vehicles) primarily created to hold the Shares, which are offered to non-U.S. persons, where such funds seek to avoid imposing such a deduction because of administrative or systems limitations; (iv) in the event that a Shareholder’s Shares are repurchased because the Shareholder has failed to maintain a $10,000 minimum account balance; and (v) in certain other limited circumstances. To the extent the Fund determines to waive, impose scheduled variations of, or eliminate an Early Repurchase Fee, it will do so consistently with the requirements of Rule 22d-1 under the 1940 Act, and the Fund’s waiver of, scheduled variation in, or elimination of, the Early Repurchase Fee will apply uniformly to all Shareholders regardless of Share class.

Other Transaction Fees Basis, Note [Text Block]	A 2.00% Early Repurchase Fee payable to the Fund will be charged with respect to any repurchase of a Shareholder’s Shares at any time prior to the one-year anniversary of the conversion of the Shareholder’s Class I-F, Class S-F or Class U-F Shares into Class I, Class S or Class U Shares, as applicable, on a “first in-first out” basis. The Early Repurchase Fee payable by a Shareholder may be waived by the Fund in circumstances where the Board determines that doing so is in the best interests of the Fund, including in the case of repurchase requests: (i) arising from the death or qualified disability of a Shareholder; (ii) submitted by discretionary model portfolio management programs (and similar arrangements); (iii) from feeder funds (or similar vehicles) primarily created to hold the Shares, which are offered to non-U.S. persons, where such funds seek to avoid imposing such a deduction because of administrative or systems limitations; (iv) in the event that a Shareholder’s Shares are repurchased because the Shareholder has failed to maintain a $10,000 minimum account balance; and (v) in certain other limited circumstances. To the extent the Fund determines to waive, impose scheduled variations of, or eliminate an Early Repurchase Fee, it will do so consistently with the requirements of Rule 22d-1 under the 1940 Act, and the Fund’s waiver of, scheduled variation in, or elimination of, the Early Repurchase Fee will apply uniformly to all Shareholders regardless of Share class.
Other Expenses, Note [Text Block]	Other Expenses are based on estimated amounts for the current fiscal year and include, among other things, estimated professional fees and other expenses that the Fund will bear, including initial and ongoing offering costs, fees and expenses of the Administrator, Transfer Agent and Custodian and the reimbursement of costs of personnel associated with the Adviser or its affiliates who provide certain non-advisory services to the Fund, as will be permitted under the Investment Advisory Agreement and Administration Agreement.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	Investment Objective and Strategies
The Fund’s investment objective is to generate current income and, to a lesser extent, long-term capital appreciation. The Fund’s investment objective is a non-fundamental policy of the Fund and may be changed with the approval of the Board upon 60 days’ prior written notice to the Shareholders. There can be no assurance that the Fund will achieve its investment objective.
In pursuing this objective, the Fund intends primarily to employ a flexible mandate and dynamically allocate assets across a wide range of alternative credit assets and strategies, including asset-based finance investments To a lesser extent, the Fund will invest in other credit investments, with a focus on private investments.
Under normal circumstances, the Fund intends to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in Alternative Credit Assets (as defined below), either directly or through separate investment structures or vehicles that provide the Fund with exposure to such instruments, including open or closed ended registered or private collective investment vehicles and/or other investment instruments and strategies. The Fund also may, subject to the investment limitations described herein and applicable law, including the restrictions set forth in the 1940 Act, form joint ventures and special purpose vehicles for any purposes which, in the judgment of the Adviser, will effectuate the investment program of the Fund, including to acquire and aggregate difficult-to-service loans or assets.
For purposes of the foregoing 80% policy, the Fund considers “Alternative Credit Assets” to include “alternative” credit investments, whether through primary originations or secondary purchases, in loans, bonds, structured products, securitizations and other ABS issued on a public or private basis and related derivatives, secured credit backed by financial or physical assets, investments with debt-like characteristics (such as preferred securities, royalty investments, equipment lease investments and convertible bonds), and other credit-related investments, including investments in entities where the investment return is substantially driven by the performance of credit or credit-related assets(such as secondary investments in credit instruments, interests in certain REITs and interests in credit funds). The Fund intends to invest in Alternative Credit Assets across a broad spectrum of asset classes and instruments. The Fund considers its credit investments to be "alternative" as they represent credit-oriented investment in issuers or markets the Adviser believes to be underserved by traditional lenders or the broader capital markets, or that require non-standard, customized terms as compared to traditional lenders or the broader capital markets.

Risk Factors [Table Text Block]	Risk Factors and Special Considerations
Prospective investors should be aware that an investment in the Fund involves a high degree of risk, and is suitable only for those investors who have the financial sophistication and expertise to evaluate the merits and risks of an investment in the Fund and for which the Fund does not represent a complete investment program. There can be no assurance that the Fund’s investment objective will be achieved, that the Fund will otherwise be able to carry out its investment program successfully or that an investor will receive a return of its capital. In addition, there will be occasions when the Adviser or its affiliates may encounter potential conflicts of interest in connection with the Fund. The following discussion enumerates certain, but not all, risk factors and potential conflicts of interest that should be carefully evaluated before making an investment in the Fund. These risk factors and potential conflicts of interest include those listed below.
General Risks of Investing in the Fund
General Investment Risks
There is no assurance that the investments held by the Fund will be profitable, that there will be proceeds from such investments available for distribution to Shareholders, or that the Fund will achieve its investment objective. An investment in the Fund is speculative and involves a high degree of risk. Fund performance may be volatile and a Shareholder could incur a total or substantial loss of its investment. There can be no assurance that projected or targeted returns for the Fund will be achieved.
No Operating History
The Fund has not yet commenced operations as of the date of this Memorandum and has no operating history. As such, as of the date of this Memorandum, the Fund has not generated financial statements or other meaningful operating or financial data on which to evaluate the Fund and its performance. The Fund is subject to all of the business risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objectives and that the value of Shares could decline.
The performance of the Adviser and its principals’ (the “Principals”) prior investments is not necessarily indicative of the Fund’s future results. While the Adviser intends for the Fund to make investments that have estimated returns commensurate with the risks undertaken, there can be no assurances that any targeted internal rate of return will be achieved. On any given investment, loss of capital is possible.
The Fund may not succeed in meeting its objective, and its NAV may decrease. As a newly-formed vehicle, there is no assurance that the Fund will grow or maintain economically viable size, which may result in increased Fund expenses or a determination to liquidate the Fund.
Management Risk
The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Fund may be subject to a relatively high level of management risk because the Fund invests in Alternative Credit Assets, which are highly specialized instruments that require investment techniques and risk analyses different from those associated with investing in public equities and bonds. The Fund’s allocation of its investments across portfolio investments representing various strategies, geographic regions, asset classes and sectors may vary significantly over time based on the Adviser’s analysis and judgment. As a result, the particular risks most relevant to an investment in the Fund, as well as the overall risk profile of the Fund’s portfolio, may vary over time. It is possible that the Fund will focus on an investment that performs poorly or underperforms other investments under various market conditions.
Incentive Fee
The Incentive Fee payable by the Fund to the Adviser may create an incentive for the Adviser to make investments on the Fund’s behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement.
The Incentive Fee is computed and paid on net profits that may include interest that has been accrued but not yet received in cash, such as market discount, debt instruments with payment in-kind (“PIK”) interest, preferred stock with PIK dividends and zero-coupon securities. If there is a default on an investment by the obligor or such capital appreciation is not ultimately realized, it is possible that amounts previously used in the calculation of the Incentive Fee will become uncollectible, and the Adviser will have no obligation to refund any fees it received in respect of such accrued income. In addition, since in certain cases the Fund may recognize net profits before or without receiving cash representing such net profits and have a corresponding obligation to make an Incentive Fee payment, the Fund may have to sell some of its investments at times it would not consider advantageous, raise additional debt or equity capital or reduce new investments to meet its payment obligations.
Dependence on the Adviser and Key Personnel
The success of the Fund depends upon the diligence, skill and network of business contacts of the Adviser and its investment personnel. There can be no assurance that the investment personnel upon which the Adviser relies will continue to be associated with the Adviser throughout the life of the Fund. The Fund’s future success will depend to a significant extent on the continued service and coordination of such investment personnel. If the Adviser’s investment personnel do not maintain their existing relationships with sources of investment opportunities and does not develop new relationships with other sources of investment opportunities available to the Fund, the Adviser may not be able to grow the Fund’s investment portfolio. In addition, individuals with whom such investment personnel have relationships are not obligated to provide the Fund with investment opportunities. Therefore, the Fund and the Adviser can offer no assurance that such relationships will generate investment opportunities for the Fund.
The Fund’s ability to achieve its investment objective will also depend on the Adviser’s ability to manage the Fund and to grow the Fund’s investments and earnings. This will depend, in turn, on the Adviser’s ability to identify, invest in and monitor portfolio companies that meet the Fund’s investment criteria. The achievement of the Fund’s investment objective will depend upon the Adviser’s execution of the Fund’s investment process, its ability to provide competent, attentive and efficient services to the Fund and, to a lesser extent, the Fund’s access to financing on acceptable terms. The Adviser’s team of investment professionals will have substantial responsibilities in connection with the management of other investment funds, accounts and investment vehicles, some of which may have an investment strategy that overlaps with that of the Fund. These activities may distract them from servicing new investment opportunities for the Fund or slow the Fund’s rate of investment. Any failure to manage the Fund’s business and its future growth effectively could have a material adverse effect on the Fund’s business, financial condition, results of operations and cash flows.
Although the Adviser will monitor the performance of each Fund investment, it will primarily be the responsibility of each portfolio company’s management team to operate such portfolio company on a day-to-day basis. Although the Fund generally intends to invest in companies with strong management, there can be no assurance that the management of such companies will be able or willing to successfully operate a company in accordance with the Fund’s objectives.
Control over the operation of certain structured and/or securitized products or vehicles in which the Fund invests may be vested with third-party managers and any future profitability of such investment will depend largely upon the business and investment acumen of such third-party managers. The loss or reduction of service of one or more such third-party managers could have an adverse effect on the Fund’s ability to realize its investment objectives. Such third-party managers may also be authorized to manage other investments other than the investments held by such structured and/or securitized products or vehicles, which may pose conflicts of interest in the allocation of time of such third-party managers.
Dynamic Investment Strategy
While the Adviser generally intends to seek attractive returns for the Fund by primarily employing an investment strategy focused on investing across a wide range of alternative credit assets and strategies, including asset-based finance investments, and to a lesser extent, in other credit investments, with a focus on private investments, as described herein, the Adviser may pursue additional investment strategies and may modify or depart from its initial investment strategy, investment process and investment techniques as it determines appropriate, subject to compliance with the Fund’s policy to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in Alternative Credit Assets. The Adviser may pursue investments outside of the industries, geographies and sectors in which it has previously made investments or has internal operational experience.
Closed-End Interval Fund Structure; Liquidity Risks
The Fund is a closed-end management investment company structured as an “interval fund” and designed primarily for long-term investors; the Fund is not intended to be a typical traded investment. There is no secondary market for the Fund’s Shares and the Fund expects that no secondary market will develop. An investor should not invest in the Fund if the investor needs a liquid investment.
Unlike open-end funds (commonly known as mutual funds), which generally permit redemptions on a daily basis, the Shares are not redeemable at a Shareholder’s option. Unlike stocks of listed closed-end funds, the Shares are not listed, and are not expected to be listed, for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, the Fund generally anticipates making repurchases of 5% of its outstanding Shares on a quarterly basis and, therefore, Shareholders may not be able to sell their Shares when and/or in the amount they desire.
The Fund’s investments in Alternative Credit Assets are generally illiquid and typically cannot be transferred or redeemed for a substantial period of time. The Shares are designed for long-term investors, and the Fund should not be treated as a trading vehicle. Additionally, because Shares are not listed on any securities exchange, the Fund is not required, and does not intend, to hold annual meetings of its Shareholders unless called for under the provisions of the 1940 Act.
Repurchase of Shares Risk
To provide some liquidity to Shareholders, will make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to the Fund’s Shareholders, and generally are funded from available cash or sales of portfolio securities. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratios. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities, and may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. Certain Shareholders may from time to time own or control a significant percentage of the Fund’s Shares. Repurchase requests by these Shareholders of these Shares of the Fund may cause repurchases to be oversubscribed, with the result that Shareholders may only be able to have a portion of their Shares repurchased in connection with any repurchase offer.
The Fund will offer to purchase only a small portion of its Shares each quarter, and there is no guarantee that Shareholders will be able to sell all of the Shares that they desire to sell in any particular repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarterly period, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request. See Section XVIII—“Share Repurchase Program.”
Restrictions on Transfers
Transfers of Shares may be made only with the consent of the Fund, which may be withheld in the Fund’s sole discretion. Notice to the Fund of any proposed transfer must include evidence satisfactory to the Fund that the proposed transferee, at the time of transfer, meets any requirements imposed by the Fund with respect to investor eligibility and suitability.
Valuation Risk
The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are valued at prices that the Fund is unable to obtain upon sale due to factors such as incomplete data, market instability, human error, or, with respect to securities for which there are no readily available market quotations, the inherent difficulty in determining the fair value of certain types of investments. The Adviser may, but is not required to, use an independent pricing service or prices provided by dealers to value securities at their market value. Because the secondary markets for certain investments may be limited, such instruments may be difficult to value.
A significant amount of the Fund’s investments are expected to be in securities that do not have readily ascertainable market prices. Assets that are not publicly traded or whose market prices are not readily available are valued at fair value as determined in good faith by the Adviser (who may consider, as one input among others, certain procedures performed by one or more independent valuation firms, if any). In connection with that determination, portfolio company valuations will be prepared using sources, including inputs from the sponsor in the case of a sponsor-managed structured and/or securitized product or vehicle. The Adviser may also consider preliminary valuations obtained from independent valuation firms and/or proprietary models depending on the availability of information on the Fund’s assets and the type of asset being valued, all in accordance with the Fund’s valuation policy.
Because fair values, and particularly fair values of private securities and private companies, are inherently uncertain, may fluctuate over short periods of time, and are often based to a large extent on estimates, comparisons and qualitative evaluations of private information, the Fund’s determinations of fair value may differ materially from the values that would have been determined if a ready market for these securities existed. This could make it more difficult to value accurately the Fund’s portfolio investments and could lead to undervaluation or overvaluation of the Fund’s interests. In addition, the valuation of these types of securities may result in substantial write-downs and earnings volatility. There can be no assurance that valuation decisions with respect to an investment will represent the value realized by the Fund on the eventual disposition of such investment or that would, in fact, be realized upon an immediate disposition of such investment on the date of its valuation.
The value at which the Fund’s investments can be liquidated may differ, sometimes significantly, from the valuations assigned by the Fund. In addition, the timing of liquidations may also affect the values obtained on liquidation. The Fund invests a significant amount of its assets in private assets for which no public market exists. There can be no guarantee that the Fund’s investments could ultimately be realized at the Fund’s valuation of such investments. In addition, the Fund’s compliance with the asset diversification tests under the Code depends on the fair market values of the Fund’s assets, and, accordingly, a challenge to the valuations ascribed by the Fund could affect its ability to comply with those tests or require it to pay penalty taxes in order to cure a violation thereof.
The Fund’s NAV is a critical component in several operational matters including computation of the Management Fee and Incentive Fee payable by the Fund, and determination of the price at which the Shares will be offered and at which a repurchase offer will be made. Consequently, variance in the valuation of the Fund’s investments will impact, positively or negatively, the fees and expenses Shareholders will pay, the price a Shareholder will receive in connection with a repurchase offer and the number of Shares an investor will receive upon investing in the Fund. The number of Shares a Shareholder will receive will be based on the Fund’s most recent NAV, which may not be ascertainable at the time a prospective investor submits a subscription agreement to purchase Shares.
It is expected that the Fund’s leverage facilities will have certain coverage, borrowing base or similar maintenance tests related to asset market values. Declines in market values could have adverse consequences to the Fund under the terms of such facilities, including the required sale of assets, repayment of all or a portion of such facilities or an event of default under the facility. In addition, lenders under credit facilities may have the right to revalue certain of the Fund’s investments (upon, for example, a default or material modification of the terms of such Fund investment) at their discretion. Such values may be lower (perhaps significantly) than the Fund’s carrying value resulting in failure of such tests related to asset market values.
The Adviser expects to receive information for the Fund’s investments in certain Alternative Credit Assets on which it will base the Fund’s NAV only as of each calendar quarter end and on a significant delay. The Adviser generally does not expect to receive updated information intra quarter for such investments. As a result, the Fund’s NAV attributable to such investments for periods other than calendar quarter-end will likely be based on information from the prior quarter. The Fund may need to liquidate certain investments, including its investments in Alternative Credit Assets, in order to maintain sufficient liquidity in connection with a repurchase offer. A subsequent decrease in the valuation of the Fund’s investments after a repurchase offer could potentially disadvantage remaining Shareholders to the benefit of Shareholders whose Shares were accepted for repurchase. Alternatively, a subsequent increase in the valuation of the Fund’s investments could potentially disadvantage Shareholders whose Shares were accepted for repurchase to the benefit of remaining Shareholders. Similarly, a subsequent decrease in the valuation of the Fund’s investments after a subscription could potentially disadvantage subscribing investors to the benefit of pre-existing Shareholders, and a subsequent increase in the valuation of the Fund’s investments after a subscription could potentially disadvantage pre-existing Shareholders to the benefit of subscribing investors. For more information regarding the Fund’s calculation of its NAV, see Section XXII—“Net Asset Valuation.”
Leverage Risk
The Fund may employ leverage through borrowings (i.e., loans from certain financial institutions and/or the issuance of debt and/or preferred securities, “Borrowings”) in the future. The Fund does not currently anticipate obtaining leverage from Borrowings prior to the commencement of any public offering of Shares. The Fund’s use of leverage could create the opportunity for a higher return for Shareholders, but would also result in special risks for Shareholders and can magnify the effect of any losses. If the income and gains earned on the securities and investments purchased with leverage proceeds are greater than the cost of the leverage, the return on the Shares will be greater than if leverage had not been used. Conversely, if the income and gains from the securities and investments purchased with such proceeds do not cover the cost of leverage, the return on the Shares will be less than if leverage had not been used. There is no assurance that a leveraging strategy will be successful. In addition, derivative transactions, if utilized, can involve leverage or the potential for leverage because they enable the Fund to magnify the Fund’s exposure beyond its investment.
Because the fee paid to the Adviser is calculated on the basis of the Fund’s Managed Assets, which include the proceeds of leverage, the dollar amount of the Management Fee paid by the Fund to the Adviser will be higher (and the Adviser will be benefited to that extent) if leverage is utilized. The Adviser will utilize leverage only if it believes such action would result in a net benefit to the Fund’s Shareholders after taking into account the higher fees and expenses associated with leverage (including higher Management Fees).
Leverage involves risks and special considerations compared to a comparable portfolio without leverage including: (i) the likelihood of greater volatility of the Fund’s NAV; (ii) the risk that fluctuations in interest rates on Borrowings will reduce the return to the Shareholders or will result in fluctuations in the dividends paid on the Shares; (iii) the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Shares than if the Fund were not leveraged; (iv) if the Fund uses leverage, the investment management fees payable to the Adviser will be higher than if the Fund did not use leverage, and may provide a financial incentive to the Adviser to increase the Fund’s use of leverage and create an inherent conflict of interest; and (v) leverage may increase expenses, which may reduce total return.
A decline in the Fund’s NAV could affect the ability of the Fund to make dividend payments to Shareholders. The failure to pay dividends or make distributions could result in the Fund ceasing to qualify as a RIC under the Code, which could have a material adverse effect on the value of the Shares. Subject to prevailing market conditions, the Fund may add financial leverage if, immediately after such Borrowing, it would have asset coverage (as defined in the 1940 Act) of 300% or more (for leverage obtained through debt) or 200% or more (for leverage obtained through preferred stock). For example, if the Fund has $100 in net assets, it may utilize leverage through obtaining debt of up to $50, resulting in $150 in total assets (or 300% asset coverage). In addition, if the Fund has $100 in net assets, it may issue $100 in preferred stock, resulting in $200 in total assets (or 200% asset coverage). If the asset coverage for Borrowings or preferred shares declines to less than 300% or 200%, respectively (as a result of market fluctuations or otherwise), the Fund may be required to sell a portion of its investments when it may be disadvantageous to do so.
All costs and expenses related to any form of leverage used by the Fund will be borne entirely by the Shareholders.
Contingent Liabilities
From time to time, the Fund may incur contingent liabilities in connection with an investment. The Fund may purchase from a lender a revolving credit facility that has not yet been fully drawn. If the borrower subsequently draws down on the facility, the Fund would be obligated to fund the amounts due. The Fund may also enter into agreements pursuant to which it agrees to assume responsibility for default risk presented by a third party, and may, on the other hand, enter into agreements through which third parties offer default protection to the Fund.
In connection with the disposition of an investment, the Fund and/or the Adviser may be required to make (and/or be responsible for another person’s or entity’s breach of) representations and warranties (e.g., about the business and financial affairs of the applicable portfolio company, the condition of its assets and the extent of its liabilities, in each case generally in the nature of representations and warranties typically made in connection with the sale of similar businesses), and may be responsible for the content of disclosure documents under applicable securities laws. The Fund and/or the Adviser also may be required to indemnify the purchasers of such investment or underwriters to the extent that any such representations or disclosure documents are inaccurate. These arrangements may result in contingent liabilities, which would be borne by the Fund and, ultimately, its investors.
In addition, although it is anticipated that indebtedness incurred by the Fund will be recourse only to the specified collateral assets that are subject to the relevant security agreements and nonrecourse to the Fund, under certain circumstances, such as fraud, filing a voluntary petition for bankruptcy, or other acts, there is an exception to the non-recourse nature of such indebtedness under which the Fund would become liable for the repayment of the indebtedness in whole or in part.
Amount or Frequency of Distribution
The amount of distributions that the Fund may pay is uncertain. The Fund expects to pay distributions out of assets legally available for distribution from time to time, at the sole discretion of the Board, and otherwise in a manner to comply with Subchapter M of the Code. See Section XXVI—“Distributions.” Nevertheless, the Fund cannot assure Shareholders that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. The Fund’s ability to pay distributions may be adversely affected by the impact of the risks described herein. All distributions will depend on the Fund’s earnings, its net investment income, its financial condition, and such other factors as the Board may deem relevant from time to time.
Lack of Sufficient Investment Opportunities; Competition for Access to Investment Opportunities
The business of identifying, structuring and completing attractive investments is highly competitive and involves a high degree of uncertainty. It is possible that the Fund will never be fully invested if enough sufficiently attractive investments are not identified.
The Fund may compete for investments with other investment funds (including registered investment companies, private credit funds, private equity funds and other alternative investment funds) and other entities with similar investment objectives, including those affiliated with the Adviser or its affiliates, third party strategic industry acquirers, institutional investors (such as sovereign wealth funds), private equity and debt investors and credit vehicles. As a result of these market participants, competition for investment opportunities is strong and may intensify. Many of the Fund’s competitors are larger and have greater financial, technical, and marketing resources than it does. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some competitors may have higher risk tolerances or different risk assessments than the Fund or the Adviser. These characteristics could allow competitors to consider a wider variety of investments, establish more relationships and offer better pricing and more flexible structuring than the Fund is able to do.
The Fund may lose investment opportunities if it does not match competitors’ pricing, terms, and investment structure criteria. If the Fund chooses to match these competitors’ investment terms criteria, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital loss. A significant increase in the number and/or the size of the Fund’s competitors in its target market could force the Fund to accept less attractive investment terms. The competitive pressures the Fund and the Adviser face, and the manner in which the Fund and the Adviser react or adjust to competitive pressures, may have a material adverse effect on the business, financial condition, results of operations, investment returns, leverage ratio, effective yield on investments and cash flows of the Fund. As a result of this competition, the Fund may not be able to take advantage of attractive investment opportunities from time to time. Also, the Adviser may not be able to identify and make investments that are consistent with the Fund’s investment objective.
In addition, certain provisions of the 1940 Act prohibit the Fund from engaging in transactions with the Adviser and its affiliates; however; unregistered funds also managed by the Adviser are not prohibited from the same transactions. The 1940 Act also imposes significant limits on co-investments with affiliates of the Fund. The Co-Investment Exemptive Order will permit the Fund to co-invest alongside its affiliates in privately negotiated investments. Co-Investments made under the Co-Investment Exemptive Order will be subject to compliance with certain conditions and other requirements, which could limit the Fund’s ability to participate in a co-investment transaction. An inability to receive the desired allocation to potential investments may affect the Fund’s ability to achieve the desired investment returns. Section XXIII—“Conflicts of Interest” and “Risks Relating to Conflicts of Interest” below further discuss how allocation of investment opportunity presents risks that the Fund may never be fully invested. In addition, the time and resources that the Adviser devotes to the Fund may be diverted, and during times of intense activity in other investment programs it may devote less time and resources to the Fund than is necessary or appropriate. In addition, the Fund may compete with any investment entity also managed by the Adviser or its affiliates for the same investors and investment opportunities.
Drawdown Risks
Until the Final Drawdown Date, Shareholders will be obligated to fund Drawdown Purchases to purchase Shares based on their Capital Commitment. To satisfy such obligations, Shareholders may need to maintain a substantial portion of their Capital Commitments in assets that can be readily converted to cash. Failure by a Shareholder to timely fund its Capital Commitment may result in some of its Shares being forfeited or subject the Shareholder to other remedies available to the Fund, as set forth in further detail in the Subscription Agreement. Failure of a Shareholder to contribute its Capital Commitments could also cause the Fund to be unable to realize its investment objective. A default by a substantial number of Shareholders or by one or more Shareholders that have made substantial Capital Commitments would limit the Fund’s opportunities for investment or diversification and would likely reduce Fund returns.
Shareholder Default Risks
The Subscription Agreement provides for significant adverse consequences in the event a Shareholder defaults on its Capital Commitment to the Fund. In addition to losing its right to participate in future Drawdown Purchases, a Defaulting Shareholder may be forced to transfer its Shares to a third party for a price that is less than the NAV of such Shares.
Non-Diversification Risk
The Fund intends to operate as a “non-diversified” management investment company for purposes of the 1940 Act, which means it will not be subject to percentage limitations under the 1940 Act on assets that may be invested in the securities of any one issuer. As a result, the Fund may invest in relatively few industries or issuers. To the extent that the Fund holds large positions in a small number of issuers, or within a particular industry, the Fund’s NAV may be subject to greater fluctuation. The Fund also may be more susceptible to any single economic or regulatory occurrence or a downturn in particular industry. Notwithstanding the foregoing, the Fund may, from time to time, in the future, be considered a diversified management investment company pursuant under the 1940 Act.
Risks Related to the Fund’s Investments
Credit Risk
One of the fundamental risks associated with the Fund’s investments is credit risk, which is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due. The Fund’s return to investors would be adversely impacted if an issuer of debt in which the Fund invests becomes unable to make such payments when due.
Although the Fund may make investments that the Adviser believes are secured by specific collateral, the value of which may initially exceed the principal amount of such investments or the Fund’s fair value of such investments, there can be no assurance that the liquidation of any such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments with respect to such investment, or that such collateral could be readily liquidated. The Fund may also invest in leveraged loans, high-yield securities, marketable and non-marketable common and preferred equity securities and other unsecured investments, each of which involves a higher degree of risk than senior secured loans. Furthermore, the Fund’s right to payment and its security interest, if any, may be subordinated to the payment rights and security interests of a senior lender, to the extent applicable. Certain of these investments may have an interest-only payment schedule, with the principal amount remaining outstanding and at risk until the maturity of the investment. In addition, loans may provide for payments-in-kind, which have a similar effect of deferring current cash payments. In such cases, an issuer’s ability to repay the principal of an investment may depend on a liquidity event or the long-term success of the company, the occurrence of which is uncertain.
With respect to the Fund’s investments in any number of credit products, if the borrower or issuer breaches any of the covenants or restrictions under the credit agreement that governs loans of such issuer or borrower, it could result in a default under the applicable indebtedness as well as the indebtedness held by the Fund. Such default may allow the creditors to accelerate the related debt and may result in the acceleration of any other debt to which a cross-acceleration or cross-default provision applies. This could result in an impairment or loss of the Fund’s investment or a pre-payment (in whole or in part) of the Fund’s investment.
The Fund will invest in companies that could present a high degree of business and credit risk. Companies in which the Fund invests could deteriorate as a result of, among other factors, an adverse development in their business, a change in the competitive environment or the continuation or worsening of the current (or any future) economic and financial market downturns and dislocations. As a result, companies that the Fund expected to be stable or improve may operate, or expect to operate, at a loss or have significant variations in operating results, may require substantial additional capital to support their operations or maintain their competitive position, or may otherwise have a weak financial condition or experience financial distress. In addition, exogenous factors such as fluctuations of the equity markets also could result in warrants and other equity securities or instruments owned by the Fund becoming worthless.
Liquidity of Investments Risk
The Fund may invest in securities of any market capitalization and may be exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund’s ability to sell particular securities or close derivative positions at an advantageous price or in a timely manner. In the event certain securities experience limited trading volumes, the prices of such securities may display abrupt or erratic movements at times. In addition, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices.
The Fund expects to invest in investments that are subject to legal or other restrictions on transfer or for which no liquid market exists. The Fund also may purchase securities eligible for resale under Rule 144A under the 1933 Act. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by the Fund, could affect adversely the marketability of certain Rule 144A securities, and the Fund might be unable to dispose of such securities promptly or at reasonable prices. To the extent that liquid Rule 144A securities held by the Fund become illiquid, due to the lack of sufficient qualified institutional buyers or market or other conditions, the assets invested in illiquid assets would increase and the fair value of such investments may become not readily determinable.
The market prices, if any, for such investments tend to be volatile and may not be readily ascertainable, and the Fund may not be able to sell them when it desires to do so or to realize what it perceives to be their fair value in the event of a sale. The sale of restricted and illiquid investments often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of investments eligible for trading on national securities exchanges or in the over-the-counter (“OTC”) markets. Restricted investments may sell at a price lower than similar investments that are not subject to restrictions on resale.
Because of valuation uncertainty, the fair values of such illiquid investments reflected in the NAV of the Fund attributable to such investment may not necessarily reflect the prices that would actually be obtained by the Fund when such investments are realized. If the realization occurs at a price that is significantly lower than the NAV attributable to such investment, the Fund will suffer a loss. Moreover, securities in which the Fund may invest include those that are not listed on a stock exchange or traded in an over-the-counter market. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. The size of the Fund’s position may magnify the effect of a decrease in market liquidity for such instruments. Changes in overall market leverage, deleveraging as a consequence of a decision by the counterparties with which the Fund enters into repurchase/reverse repurchase agreements or derivative transactions to reduce the level of leverage available, or the liquidation by other market participants of the same or similar positions, may also adversely affect the Fund’s portfolio.
Credit Spread Risk
Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects below-investment-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of below-investment-grade and unrated securities. In recent years, the U.S. capital markets experienced extreme volatility and disruption following the spread of COVID-19, the conflict between Russia and Ukraine and other economic disruptions, which increased the spread between yields realized on risk-free and higher risk securities, resulting in illiquidity in parts of the capital markets. Central banks and governments played a key role in reintroducing liquidity to parts of the capital markets. Future exits of these financial institutions from the market may reintroduce temporary illiquidity. These and future market disruptions and/or illiquidity would be expected to have an adverse effect on the Fund’s business, financial condition, results of operations and cash flows.
High-Yield Securities
The Fund may invest in unrated and “below investment grade” loans, securities and obligations of issuers in weak financial condition, experiencing poor operating results, having substantial capital needs or negative net worth, facing special competitive or product obsolescence problems, including companies involved in bankruptcy or other reorganization and liquidation proceedings (also known as “high-yield" or “junk” bonds). These loans, securities and obligations are likely to be particularly risky investments although they also may offer the potential for correspondingly high returns. Among the risks inherent in investments in troubled entities is the fact that it frequently may be difficult to obtain information as to the true condition of such issuers. Such investments may also be adversely affected by laws relating to, among other things, fraudulent transfers and other voidable transfers or payments, lender liability and the bankruptcy court’s power to disallow, reduce, subordinate or disenfranchise particular claims. Such companies’ securities may be considered speculative, and the ability of such companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry or specific developments within such companies. In addition, there is no minimum credit standard that is a prerequisite to the Fund’s investment in any instrument, and a significant portion of the obligations and securities in which the Fund invests may be less than investment grade or unrated. The level of analytical sophistication, both financial and legal, necessary for successful investment in unrated and below investment grade loans, securities or companies experiencing significant business and financial difficulties is unusually high. There is no assurance that the Adviser will correctly evaluate the value of the assets collateralizing the Fund’s loans or the prospects for a successful reorganization or similar action. In any enforcement of remedies, restructuring, reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund may lose its entire investment, may be required to accept cash or securities with a value less than the Fund’s original investment and/or may be required to accept payment over an extended period of time. Under such circumstances, the returns generated from the Fund’s investments may not compensate the Fund adequately for the risks assumed.
Asset-Backed Securities Risk
The investment characteristics of ABS and mortgage-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that the principal may be prepaid at any time because the underlying loans or other assets generally may be prepaid at any time. The frequency at which prepayments (including voluntary prepayments by the obligors and liquidations due to default and foreclosures) occur on loans underlying ABS and mortgage-backed securities will be affected by a variety of factors including the prevailing level of interest rates as well as the availability of mortgage credit, the relative economic vitality of the area in which the related properties are located, the servicing of the mortgage loans, possible changes in tax laws, other opportunities for investment, homeowner mobility and other economic, social, geographic, demographic and legal factors. In general, any factors that increase the attractiveness of selling a mortgaged property or refinancing a mortgage loan, enhance a borrower’s ability to sell or refinance or increase the likelihood of default under a mortgage loan, would be expected to cause the rate of prepayment in respect of a pool of mortgage loans to accelerate. Particular investments may experience outright losses, as in the case of an interest only security in an environment of faster actual or anticipated prepayments. Also, particular investments may underperform relative to hedges that a portfolio manager may have constructed for these investments, resulting in a loss.
In contrast, any factors having an opposite effect would be expected to cause the rate of prepayment of a pool of mortgage loans to slow. At any one time, a portfolio of mortgage-backed securities may be backed by residential mortgage loans with disproportionately large aggregate principal amounts secured by properties in only a few states or regions. As a result, the residential mortgage loans may be more susceptible to geographic risks relating to such areas, such as adverse economic conditions, adverse events affecting industries located in such areas and natural hazards affecting such areas, than would be the case for a pool of mortgage loans having more diverse property locations.
Mortgage loans on commercial properties underlying mortgage-backed securities often are structured so that a substantial portion of the loan principal is not amortized over the loan term but is payable at maturity and repayment of the loan principal thus often depends upon the future availability of real estate financing from the existing or an alternative lender and/or upon the current value and saleability of the real estate. Therefore, the unavailability of real estate financing may lead to default. Most commercial mortgage loans underlying mortgage-backed securities are effectively nonrecourse obligations of the borrower, meaning that there is no recourse against the borrower’s assets other than the collateral. If borrowers are not able or willing to refinance or dispose of encumbered property to pay the principal and interest owed on such mortgage loans, payments on the subordinated classes of the related mortgage-backed securities are likely to be adversely affected. The ultimate extent of the loss, if any, to the subordinated classes of mortgage-backed securities may only be determined after a negotiated discounted settlement, restructuring or sale of the mortgage note, or the foreclosure (or deed in lieu of foreclosure) of the mortgage encumbering the property and subsequent liquidation of the property.
Especially in the case of a mortgage-backed security related to commercial mortgage loans, the rate of principal payments on the loans in the related pool will also be affected by the nature and extent of any restrictions on prepayments that are set forth in the mortgage loans, and the extent to which such provisions may be enforced. Such restrictions may include a prohibition on prepayments for specified periods of time and/or requirements that principal prepayments be accompanied by the payment of prepayment penalties or be subject to yield maintenance premiums.
The rate of prepayment on a pool of mortgage loans is likely to be affected by prevailing market interest rates for mortgage loans of a comparable type, term and risk level. When the prevailing market interest rate is below a mortgage coupon, a borrower generally has an increased incentive to refinance its mortgage loan. Even in the case of adjustable rate mortgage loans, as prevailing market interest rates decline, and without regard to whether the mortgage rates on such loans decline in a manner consistent therewith, the related borrowers may have an increased incentive to refinance for purposes of either (i) converting to a fixed rate loan and thereby “locking in” such rate or (ii) taking advantage of a different index, margin or rate cap or floor on another adjustable rate mortgage loan. Therefore, as prevailing market interest rates decline, prepayment speeds would be expected to accelerate.
In the case of a mortgage-backed security related to multifamily or commercial loans, prevailing market interest rates, the outlook for market interest rates and economic conditions generally may cause some borrowers to sell their properties in order to realize their equity therein, to meet cash flow needs or to make other investments. In addition, some borrowers may be motivated by U.S. federal and state tax laws (which are subject to change) to sell their properties prior to the exhaustion of tax depreciation benefits.
ABS which represent an interest in a pool of assets such as credit card receivables, automobile loans or home equity loans, have yield and maturity characteristics corresponding to their underlying assets. The risk of each ABS depends both on the underlying assets and the legal structure of such security. (For example, credit card receivables are generally unsecured and the debtors entitled to the protection of a number of state and federal consumer credit laws.) Through the use of trusts and special purpose corporations, various types of assets, primarily automobile and credit card receivables and including assets such as unsecured consumer or other receivables, consumer loans, trade receivables, equipment leases, and other assets that produce streams of payments, are securitized in pass-through structures. Through collateralized debt obligations (“CDOs”), CLOs and/or other types of structured or securitized products, the Fund may invest in these and other types of ABS that may be developed in the future. ABS present certain risks that are not presented by mortgage-backed securities.
Primarily, these securities do not have the benefit of the same security interest in the related collateral. There is a possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Further, unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain ABS include both interest and a partial payment of principal. This partial payment of principal may be comprised of a scheduled principal payment as well as an unscheduled payment from the voluntary prepayment, refinancing or foreclosure of the underlying loans. As a result of these unscheduled payments of principal, or prepayments on the underlying securities, the price and yield of ABS can be adversely affected. For example, during periods of declining interest rates, prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds at the lower interest rates then available.
Prepayments of loans that underlie securities purchased at a premium could result in capital losses because the premium may not have been fully amortized at the time the obligation is prepaid. In addition, like other interest-bearing securities, the values of ABS generally fall when interest rates rise, but when interest rates fall, their potential for capital appreciation is limited due to the existence of the prepayment option.
The risk of investing in ABS is ultimately dependent upon payment of consumer loans by the debtor. The collateral supporting ABS is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. As with mortgage-backed securities, ABS are often backed by a pool of assets representing the obligations of a number of different parties and use credit enhancement techniques such as letters of credit, guarantees or preference rights. The value of an ABS is affected by changes in the market’s perception of the asset backing the security and the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing any credit enhancement, as well as by the expiration or removal of any credit enhancement.
Additional Asset-Backed Securities Risk
Holders of ABS bear various other risks, including credit risks, liquidity risks, interest rate risks, market risks, operations risks, structural risks and legal risks.
Credit risk arises from (i) losses due to defaults by obligors under the underlying collateral and (ii) the issuing vehicle’s or servicer’s failure to perform their respective obligations under the transaction documents governing the ABS. These two risks can be related, as, for example, in the case of a servicer that does not provide adequate credit-review scrutiny to the underlying collateral, leading to a higher incidence of defaults.
Market risk arises from the cash flow characteristics of the ABS, which for most ABS tend to be predictable. The greatest variability in cash flows comes from credit performance, including the presence of wind-down or acceleration features designed to protect the investor in the event that credit losses in the portfolio rise well above expected levels.
Interest rate risk arises for the issuer from (i) the pricing terms on the underlying collateral, (ii) the terms of the interest rate paid to holders of the ABS and (iii) the need to mark to market the excess servicing or spread account proceeds carried on the issuing vehicle’s balance sheet. For the holder of the security, interest rate risk depends on the expected life of the ABS, which can depend on prepayments on the underlying assets or the occurrence of wind-down or termination events. If the servicer becomes subject to financial difficulty or otherwise ceases to be able to carry out its functions, it could be difficult to find other acceptable substitute servicers and cash flow disruptions or losses can occur, particularly with underlying collateral comprised of non-standard receivables or receivables originated by private retailers who collect many of the payments at their stores.
Structural and legal risks include the possibility that, in a bankruptcy or similar proceeding involving the originator or the servicer (often the same entity or affiliates), a court having jurisdiction over the proceeding could determine that, because of the degree to which cash flows on the assets of the issuing vehicle potentially have been commingled with cash flows on the originator’s other assets (or similar reasons), (i) the assets of the issuing vehicle could be treated as never having been truly sold by the originator to the issuing vehicle and could be substantively consolidated with those of the originator, or (ii) the transfer of such assets to the issuer could be voided as a fraudulent transfer. The time and expense related to a challenge of such a determination also could result in losses and/or delayed cash flows.
In addition, investments in subordinated ABS involve greater credit risk of default than the senior classes of the issue or series. Default risks can be further pronounced in the case of ABS secured by, or evidencing an interest in, a relatively small or less diverse pool of underlying loans. Certain subordinated securities in an ABS issue generally absorb all losses from default before any other class of securities in such issue is at risk, particularly if such securities have been issued with little or no credit enhancement equity. Such securities, therefore, possess some of the attributes typically associated with equity investments.
Another risk associated with ABS is that the collateral that secures an ABS, such as credit card receivables, could be unsecured. In the case of credit card receivables, debtors are additionally entitled to the protection of a number of state and federal consumer loan laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. For ABS that are backed by automobile receivables, such ABS pose a risk because most issuers of such ABS permit the servicers to retain possession of the underlying obligations. Because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the ABS potentially will not have a proper security interest in all of the obligations backing such ABS. Therefore, there is a possibility that recoveries on repossessed collateral will not, in some cases, be available to support payments on these securities. As the foregoing shows, an underlying risk of investing in ABS is the dependence on debtors to timely pay their consumer loans.
In the case of ABS structured using special purpose securitization vehicles, structured and/or securitized products or vehicles containing one or more securitized assets are typically actively managed by an investment manager, which may be the Adviser or its affiliate, and as a result, such assets will be traded, subject to rating agency and other constraints, by such investment manager. The aggregate return on these securities will depend in part upon the ability of each such investment manager to actively manage the related portfolio of assets.
The Fund’s investment strategies with respect to certain types of investments may be based, in part, upon the premise that certain investments (either held directly or through a special purpose securitization vehicle) that are otherwise performing may from time to time be available for purchase by the Fund at “undervalued” prices. Purchasing interests at what may appear to be “undervalued” or “discounted” levels is no guarantee that these investments will generate attractive risk-adjusted returns to the Fund or will not be subject to further reductions in value. No assurance can be given that investments can be acquired at favorable prices or that the market for such interests will continue to improve since this depends, in part, upon events and factors outside the control of the Adviser.
Additional Mortgage-Backed Securities Risk
Credit and Market Risks of Mortgage-Backed Securities. Investments in fixed rate and floating rate mortgage-backed securities will entail normal credit risks (i.e., the risk of non-payment of interest and principal) and market risks (i.e., the risk that interest rates and other factors will cause the value of the instrument to decline). Many issuers or servicers of mortgage-backed securities guarantee timely payment of interest and principal on the securities, whether or not payments are made when due on the underlying mortgages. This kind of guarantee generally increases the quality of a security, but does not mean that the security’s market value and yield will not change. Like other bond investments, the value of fixed rate mortgage-backed securities will tend to rise when interest rates fall, and fall when rates rise. Floating rate mortgage-backed securities will generally tend to have minimal changes in price when interest rates rise or fall. The value of all mortgage-backed securities may also change because of changes in the market’s perception of the creditworthiness of the organization that issued or guarantees them.. In addition, the mortgage-backed securities market in general may be adversely affected by changes in governmental legislation or regulation. Fluctuations in the market value of mortgage-backed securities after their acquisition usually do not affect cash income from such securities but are reflected in the Fund’s NAV. The liquidity of mortgage-backed securities varies by type of security; at certain times the Fund may encounter difficulty in disposing of investments. Other factors that could affect the value of a mortgage-backed security include, among other things, the types and amounts of insurance which a mortgagor carries, the amount of time the mortgage loan has been outstanding, the loan-to-value ratio of each mortgage and the amount of overcollateralization of a mortgage pool.
Prepayment and Redemption Risk of Mortgage-Backed Securities. Mortgage-backed securities reflect an interest in monthly payments made by the borrowers who receive the underlying mortgage loans. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. In such an event, the mortgage-backed security which represents an interest in such underlying mortgage loan will be prepaid. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that in times of declining interest rates, a portion of the Fund’s higher yielding securities are likely to be redeemed and the Fund will probably be unable to replace them with securities having as great a yield. Prepayments can result in lower yields to Shareholders. The increased likelihood of prepayments when interest rates decline also limits market price appreciation of mortgage-backed securities. In addition, a mortgage-backed security may be subject to redemption at the option of the issuer. If a mortgage-backed security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, which could have an adverse effect on the Fund’s ability to achieve its investment objective.
Collateralized Mortgage Obligations. There are certain risks associated specifically with collateralized mortgage obligations (“CMOs”). CMOs issued by private entities are not obligations issued or guaranteed by the United States Government, its agencies or instrumentalities and are not guaranteed by any government agency, although the securities underlying a CMO may be subject to a guarantee. Therefore, if the collateral securing the CMO, as well as any third party credit support or guarantees, is insufficient to make payment, the holder could sustain a loss. In addition, the average life of CMOs is determined using mathematical models that incorporate prepayment assumptions and other factors that involve estimates of future economic and market conditions. These estimates may vary from actual future results, particularly during periods of extreme market volatility. Further, under certain market conditions, such as those that occurred in 1994 and 2008, the average weighted life of certain CMOs may not accurately reflect the price volatility of such securities. For example, in periods of supply and demands imbalances in the market for such securities and/or in periods of sharp interest rate movements, the prices of CMOs may fluctuate to a greater extent than would be expected from interest rate movements alone.
Stripped Mortgage Securities. These investments are highly sensitive to changes in interest and prepayment rates and tend to be less liquid than other CMOs.
Inverse Floaters. Inverse floaters are a class of CMOs with a coupon rate that resets in the opposite direction from the market rate of interest to which it is indexed such as SOFR or COFI. Any rise in the index rate (as a consequence of an increase in interest rates) causes a drop in the coupon rate of an inverse floater. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market prices.
Adjustable Rate Mortgages. Adjustable rate mortgages (“ARMs”) contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, certain ARMs provide for additional limitations on the minimum amount by which the mortgage interest rate may adjust for any single adjustment period. Alternatively, certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any such excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is utilized to reduce the then outstanding principal balance of the ARM.
Mortgage Dollar Rolls Risk. Mortgage dollar rolls are transactions in which a fund sells mortgage-related securities from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Mortgage dollar rolls are speculative techniques involving leverage, and are considered borrowings by the Fund. Under the requirements of the 1940 Act, the Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of a least 300% of all borrowings. The Fund does not expect to engage in reverse repurchase agreements or mortgage dollar rolls (together with other borrowings of the Fund) with respect to greater than 30% of the Fund’s total assets.
Risks Related to Investments in Loans
The Fund may invest in loans, either through primary issuances or in secondary transactions, including potentially on a synthetic basis. The value of the Fund’s loans may be detrimentally affected to the extent a borrower defaults on its obligations. There can be no assurance that the value assigned by the Adviser to collateralize an underlying loan can be realized upon liquidation, nor can there be any assurance that any such collateral will retain its value. Furthermore, circumstances could arise (such as in the bankruptcy of a borrower) that could cause the Fund’s security interest in the loan’s collateral to be invalidated. Also, much of the collateral will be subject to restrictions on transfer intended to satisfy securities regulations, which will limit the number of potential purchasers if the Fund intends to liquidate such collateral. The amount realizable with respect to a loan may be detrimentally affected if a guarantor, if any, fails to meet its obligations under a guarantee. Finally, there may be a monetary, as well as a time cost involved in collecting on defaulted loans and, if applicable, taking possession of various types of collateral.
The portfolio may include first lien senior secured, second and third lien loans and any other loans.
The Adviser considers a range of default and loss scenarios at an investment level and typically aggregates those losses to a portfolio level, considering those losses relative to the loan-to-value of an investment. While the Adviser focuses on credit default risk relative to the ultimate value of an investment at maturity, it also considers the potential impact of changes in defaults on the market price for any investments.
Covenant-Lite Loans
Some of the loans in which the Fund may invest may be “covenant-lite” loans. “Covenant-lite” loans refer generally to loans that do not have a complete set of financial maintenance covenants. Generally, “covenant-lite” loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, to the extent the Fund invests in “covenant-lite” loans, the Fund may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.
Secured Loans Risk
The factors affecting an issuer’s secured leveraged loans, and its overall capital structure, are complex. Some secured loans may not necessarily have priority over all other debt of an issuer. For example, some secured loans may permit other secured obligations (such as overdrafts, swaps or other derivatives made available by members of the syndicate to the company), or involve secured loans only on specified assets of an issuer (e.g., excluding real estate). Issuers of secured loans may have two tranches of secured debt outstanding each with secured debt on separate collateral. Furthermore, the liens referred to herein generally only cover domestic assets and non-U.S. assets are not included (other than, for example, where a borrower pledges a portion of the stock of first-tier non-U.S. subsidiaries). In the event of a filing by an issuer under Chapter 11 of the United States Code, as amended (the “Bankruptcy Code”), the Bankruptcy Code authorizes the issuer to use a creditor's collateral and to obtain additional credit by grant of a priority lien on its property, senior even to liens that were first in priority prior to the filing, as long as the issuer provides what the presiding bankruptcy judge considers to be “adequate protection,” which may but need not always consist of the grant of replacement or additional liens or the making of cash payments to the affected secured creditor. The imposition of priority liens on the Fund’s collateral would adversely affect the priority of the liens and claims held by the Fund and could adversely affect the Fund’s recovery on the affected loans.
Any secured debt is secured only to the extent of its lien and only to the extent of underlying assets or incremental proceeds on already secured assets. Moreover, underlying assets are subject to credit, liquidity, and interest rate risk. Although the amount and characteristics of the underlying assets selected as collateral may allow the Fund to withstand certain assumed deficiencies in payments occasioned by the borrower’s default, if any deficiencies exceed such assumed levels or if underlying assets are sold, it is possible that the proceeds of such sale or disposition will not be equal to the amount of principal and interest owing to the Fund in respect of its investment.
Further, loans may become non-performing for a variety of reasons. Upon a bankruptcy filing by an issuer of debt, the Bankruptcy Code imposes an automatic stay on payments of its prepetition debt. Non-performing debt obligations may require substantial workout negotiations, restructuring or bankruptcy filings that may entail a substantial reduction in the interest rate, deferral of payments and/or a substantial write-down of the principal of a loan or conversion of some or all of the debt to equity. If an issuer were to file for Chapter 11 reorganization, the Bankruptcy Code authorizes the issuer to restructure the terms of repayment of a class of debt even if the class fails to accept the restructuring as long as the restructured terms are “fair and equitable” to the class and certain other conditions are met.
Secured credit facilities may be syndicated to a number of different financial market participants. The documentation governing the facilities typically requires either a majority consent or, in certain cases, unanimous approval for certain actions in respect of the credit, such as waivers, amendments, or the exercise of remedies. In addition, voting to accept or reject the terms of a restructuring of a credit pursuant to a Chapter 11 plan of reorganization is done on a class basis. As a result of these voting regimes, the Fund may not have the ability to control any decision in respect of any amendment, waiver, exercise of remedies, restructuring or reorganization of debts owed to the Fund.
Secured loans are also subject to other risks, including (i) the possible invalidation of a debt or lien as a “fraudulent conveyance,” (ii) the possible invalidation as a “preference” of liens perfected or recovery by a bankrupt borrower of debt payments made in the 90 calendar days before a bankruptcy filing, (iii) equitable subordination claims by other creditors, (iv) so-called “lender liability” claims by the issuer of the obligations, and (v) environmental liabilities that may arise with respect to collateral securing the obligations. Recent decisions in bankruptcy cases have held that a secondary loan market participant can be denied a recovery from the debtor in a bankruptcy if a prior holder of the loans either received and does not return a preference or fraudulent conveyance or engaged in conduct that would qualify for equitable subordination.
First Lien Senior Secured Loans
It is expected that when the Fund makes a senior secured term loan investment in an issuer, it will generally take a security interest in substantially all of the available assets of the issuer, including the equity interests of its domestic subsidiaries, which the Fund expects to help mitigate the risk that it will not be repaid. However, there is a risk that the collateral securing the Fund’s loans may decrease in value over time, may be difficult to sell in a timely manner, may be difficult to appraise and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the issuer to raise additional capital, and, in some circumstances, the Fund’s lien could be subordinated to claims of other creditors. In addition, deterioration in an issuer’s financial condition and prospects, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the loan. Consequently, the fact that a loan is secured does not guarantee that the Fund will receive principal and interest payments according to the loan’s terms, or at all, or that it will be able to collect on the loan should it be forced to enforce its remedies.
Second Lien Senior Secured Loans and Junior Debt Investments
Second and third lien loans are subject to the same investment risks generally applicable to senior loans described above. The Fund’s second lien senior secured loans will be subordinated to first lien loans and the Fund’s junior debt investments, such as mezzanine loans, generally will be subordinated to both first lien and second lien loans and have junior security interests or may be unsecured. As such, to the extent the Fund holds second lien senior secured loans and junior debt investments, holders of first lien loans may be repaid before the Fund in the event of a bankruptcy or other insolvency proceeding. Therefore, second and third lien loans are subject to additional risk that the cash flow of the related obligor and the property securing the second or third lien loan may be insufficient to repay the scheduled payments to the lender after giving effect to any senior secured obligations of the related obligor. This may result in an above average amount of risk and loss of principal. Second and third lien loans are also expected to be more illiquid than senior loans.
Investments in subordinated debt involve greater credit risk of default and loss than the more senior classes or tranches of debt in an issuer’s capital structure. Subordinated tranches of debt instruments (including mortgage-backed securities) absorb losses from default before other more senior tranches of such instruments, which creates a risk particularly if such instruments (or securities) have been issued with little or no credit enhancement or equity. To the extent the Fund invests in subordinate debt instruments (including mortgage-backed securities), the Fund would likely receive payments or interest distributions after, and must bear the effects of losses or defaults on, the senior debt (including underlying mortgage loans, senior mezzanine debt or senior commercial mortgage-backed securities bonds) before, the holders of other more senior tranches of debt instruments with respect to such issuer. The Fund’s investments will be affected, where applicable, by (i) the relative payment priorities of the respective classes of instruments or securities issued by portfolio companies (or affiliates thereof), (ii) the order in which the principal balances of such respective classes with balances will be reduced in connection with losses and default-related shortfalls, and (iii) the characteristics and quality of the underlying loans in the Fund.
Unsecured Loans
Unsecured loans are subject to the same investment risks generally applicable to loans described above but are subject to additional risk that the assets and cash flow of the related obligor may be insufficient to repay the scheduled payments to the lender after giving effect to any secured obligations of the obligor. Unsecured loans will be subject to certain additional risks to the extent that such loans may not be protected and such loans are not secured by collateral, financial covenants or limitations upon additional indebtedness. Unsecured loans are also expected to be a more illiquid investment than senior loans for this reason.
Second Priority Liens
Certain debt investments that the Fund makes in portfolio companies may be secured on a second priority basis by the same collateral securing first priority debt of such companies. The first priority liens on the collateral will secure the portfolio company’s obligations under any outstanding senior debt and may secure certain other future debt that may be permitted to be incurred by the company under the agreements governing the loans. The holders of obligations secured by the first priority liens on the collateral will generally control the liquidation of and be entitled to receive proceeds from any realization of the collateral to repay their obligations in full before us. In addition, the value of the collateral in the event of liquidation will depend on market and economic conditions, the availability of buyers and other factors. There can be no assurance that the proceeds, if any, from the sale or sales of all of the collateral would be sufficient to satisfy the debt obligations secured by the second priority liens after payment in full of all obligations secured by the first priority liens on the collateral. If such proceeds are not sufficient to repay amounts outstanding under the debt obligations secured by the second priority liens, then the Fund, to the extent not repaid from the proceeds of the sale of the collateral, will only have an unsecured claim against the company’s remaining assets, if any.
The rights the Fund may have with respect to the collateral securing the debt investments it makes to its portfolio companies with senior debt outstanding may also be limited pursuant to the terms of one or more intercreditor agreements that the Fund enters into with the holders of senior debt. Under such an intercreditor agreement, at any time that obligations that have the benefit of the first priority liens are outstanding, any of the following actions that may be taken in respect of the collateral will be at the direction of the holders of the obligations secured by the first priority liens: the ability to cause the commencement of enforcement proceedings against the collateral; the ability to control the conduct of such proceedings; the approval of amendments to collateral documents; releases of liens on the collateral; and waivers of past defaults under collateral documents. The Fund may not have the ability to control or direct such actions, even if its rights are adversely affected.
Other Risks Related to Loans
Under the agreements governing most syndicated loans, should a holder of an interest in a syndicated loan wish to call a default or exercise remedies against a borrower, it could not do so without the agreement of at least a majority of the other lenders. Actions could also be taken by a majority of the other lenders, or in some cases, a single agent bank, without the consent of all lenders. Each lender would nevertheless be liable to indemnify the agent bank for its ratable share of expenses or other liabilities incurred in such connection and, generally, with respect to the administration and any renegotiation or enforcement of the syndicated loans. Moreover, an assignee or participant in a loan may not be entitled to certain gross-up payments in respect of withholding taxes and other indemnities that otherwise might be available to the original holder of the loan.
Furthermore, the Adviser may invest a portion of the Fund’s assets in bank loans and participations. The special risks associated with these obligations include (i) the possible invalidation of an investment transaction as a fraudulent conveyance under relevant creditors’ rights laws, (ii) adverse consequences resulting from participating in such instruments with other institutions with lower credit quality and (iii) limitations on the ability of the Fund or the Adviser to directly enforce its rights with respect to participations. The Adviser will seek to balance the magnitude of these and other risks identified by it against the potential investment gain prior to entering into each such investment. Successful claims by third parties arising from these and other risks, absent bad faith, may be borne by the Fund. Bank loans are frequently traded on the basis of standardized documentation which is used in order to facilitate trading and market liquidity. There can be no assurance, however, that future levels of supply and demand in bank loan trading will provide an adequate degree of liquidity or that the current level of liquidity will continue or that the same documentation will be used in the future. The settlement of trading in bank loans often requires the involvement of third parties, such as administrative or syndication agents, and there presently is no central clearinghouse or authority which monitors or facilitates the trading or settlement of all bank loan trades. Often, settlement may be delayed based on the actions of any third party or counterparty, and adverse price movements may occur in the time between trade and settlement, which could result in adverse consequences for the Fund.
In recent years, a number of judicial decisions in the United States have upheld the right of borrowers to sue lending institutions on the basis of various evolving legal theories (collectively termed “lender liability”). Generally, lender liability is founded upon the premise that an institutional lender has violated a duty (whether implied or contractual) of good faith and fair dealing owed to a borrower or has assumed a degree of control over the borrower resulting in a creation of a fiduciary duty owed to the borrower or its other creditors or shareholders. Because of the nature of certain of the Fund’s investments, the Fund could be subject to allegations of lender liability.
The Fund may acquire interests in bank loans either directly (by way of sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a contracting party under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating out the interest and not with the borrower. In purchasing participations, the Fund typically will not have the right to vote on matters requiring a vote of holders of the underlying debt and may have no right to enforce compliance by the borrower with the terms of the loan agreement, or any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, if the Fund were to hold a participation, it would assume the credit risk of both the borrower and the institution selling the participation to the Fund. In certain circumstances, investing in the form of participation may be the most advantageous or only route for the Fund to make or hold any such investment, including in light of limitations relating to local laws or the willingness of administrative agents or borrowers to allow the Fund to become a direct lender.
Mezzanine Debt Risk
Mezzanine securities generally are rated below investment grade and frequently are unrated and present many of the same risks as senior loans, second lien loans and non-investment grade bonds. However, unlike senior loans and second lien loans, mezzanine securities are not a senior or secondary secured obligation of the related borrower. They typically are the most subordinated debt obligation in an issuer's capital structure. Mezzanine securities also may often be unsecured. Mezzanine securities therefore are subject to additional risk that the cash flow of the related borrower and the property securing the loan may be insufficient to repay the scheduled obligation after giving effect to any senior obligations of the related borrower. Mezzanine securities are also expected to be a highly illiquid investment. Mezzanine securities will be subject to certain additional risks to the extent that such loans may not be protected by financial covenants or limitations upon additional indebtedness. Investment in mezzanine securities is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of debt obligations.
Whole Loan Securitizations
The Fund may invest in diversified portfolios of cash-flowing assets or receivables or securitize one or more loans. Securitizing such loan or loans typically involves the creation of a wholly owned entity, the contribution of such loan or pool of loans to the entity and the issuance by the entity of securities or tranched loans to purchasers who would be expected to be willing to accept a substantially lower interest rate than the loans earn. The Fund generally expects to retain all or a portion of the equity in any such securitized loan or pool of loans and its retained equity would be exposed to any losses on such loans before any of the debt securities would be exposed to such losses. The Adviser and its affiliates will often be in a position to determine whether assets should be placed into a whole loan securitization or whether the Fund and other clients should acquire such loans or other instruments directly, which can also create the potential for conflicts of interest as the Adviser and its affiliates manage other clients with investment guidelines that do not permit such other clients to invest in whole loan securitizations. There can be no assurance that the Adviser will determine to seek to securitize assets in a manner that ensures that the Fund will be eligible to participate (or that such securitization will occur successfully) and the Adviser is permitted to make different determinations in good faith whether to seek to securitize certain assets which determination may differ from determinations to not securitize similar assets.
Non-Standard or Esoteric Credit Risk
The Fund may invest its assets in “alternative investments,” which include non-traditional debt investments and smaller segments of the debt markets, also known as niche or esoteric debt products. Alternative investments provide limited liquidity and include, among other things, the risks inherent in investing in securities, futures, commodities and derivatives, using leverage and engaging in short sales. An investment in alternative investment products is speculative, involves substantial risks, and should not constitute a complete investment program.
Royalties Risk
The Fund may invest in royalties, either directly purchasing the asset generating royalties or providing loans secured by royalties. Investments in royalties incorporate a number of general market risks along with risks specific to various underlying royalty strategies, such as oil & gas, music/entertainment and healthcare, among others. Included in those risks could be volatility in commodities, regulatory changes, delays in government approvals, patent defense and enforcement, product liabilities, product pricing and the dependence on third parties to market or distribute the product. The market performance of the target products, therefore, may be diminished by any number of factors that are beyond the Fund's control.
Trade Finance Risk
Trade finance as an asset class typically consists of the financing of goods or materials during the time it takes to transport the goods from one geographic location to another. The Fund may invest in trade finance, structured trade finance, export finance, and project finance, or related obligations of companies or other entities with potential for exposure to emerging markets, all through a variety of forms, structures, and terms. Investing in trade finance may present emerging market risk, where the Fund considers risks tied to political and economic factors (different and often more complex than those faced domestically), including expropriation, confiscation, nationalization, election, or war. Emerging market risk can also produce risk associated with loan market health, additional costs, regulatory practices, accounting standards, credit systems, taxation, and currency risk. Additionally, trade finance may entail transportation and warehousing risk, legal risk, collateral value risk, liquidity risk, and global market risk. Counterparty risk exists in default and fraud, as well as custody risks of theft and natural disaster. Finally, to the extent the buyer does not follow through on the contractual purchase, the Fund bears the price risk of reselling the goods to a new buyer.
Transportation Finance Risk
The Fund may invest in transportation finance-related instruments, including transactions involving the acquisition, securitization, financing or leasing of financial instruments that are directly or indirectly related to or backed by aircraft, railcars, locomotives, vessels, or fleet vehicles. The transportation finance sector is cyclical in nature and will likely be dependent upon continued economic growth in the world’s economies. Economic recessions, terrorism, pandemics, the price of fuel, and newer, more efficient vehicles are all risks to these types of investments. Further, funds operating in these sectors will often have greater portfolio concentration.
Consumer Risk
The Fund may invest in consumer loans (or ABS backed by consumer loans), including debt consolidation loans, home improvement loans, personal loans, residential real estate investments, credit cards, and automobile loans. The performance of such investments are affected by, among other things, general economic conditions. Changes in economic conditions have adversely affected the performance and market value of such investments. Consumer loans are susceptible to prepayment risks and default risks. Unsecured consumer loans are not secured by any collateral of the borrowers. The repayment of unsecured consumer loans is dependent upon the ability and willingness of the borrowers to repay. Other consumer loans, like automobile loans, may be secured by collateral, but the value of that collateral is not guaranteed. Automobile loans are not typically insured or guaranteed by any other person or entity. Increases in unemployment, decreases in home values or the values of other consumer assets or lack of availability of credit may lead to increased default rates and may also be accompanied by decreased consumer demand for automobiles and declining values of automobiles securing outstanding automobile loan contracts, which weakens collateral coverage and increases the amount of a loss in the event of default. Significant increases in the inventory of used automobiles during periods of economic recession or otherwise may also depress the prices at which repossessed automobiles may be sold or delay the timing of these sales. The occurrence of any of any of the foregoing risks could, among other things, adversely affect the consumer loans (or the ABS backed by consumer loans) in which the Fund may invest.
Lending to High Risk Borrowers
There are no restrictions on the credit quality of the Fund’s loan investments. Loans acquired, originated or arranged by the Fund may be deemed to have substantial vulnerability to default in payment of interest and/or principal. Certain of the loans that the Fund may acquire or fund have large uncertainties or major risk exposures to adverse conditions, and may be considered to be predominantly speculative. Generally, such loans offer a higher return potential than better quality loans, but involve greater volatility of price and greater risk of loss of income and principal. The market values of certain of these loans also tend to be more sensitive to changes in economic conditions than better quality loans.
In addition to lending to small businesses and startups, the Fund may make loans to, acquire loans related to, or otherwise obtain exposure to other high-risk borrowers, such as individuals with poor credit histories, low FICO (or other) credit scores or past legal troubles (including prior bankruptcy). The Fund or its affiliates may originate or acquire loans, or otherwise obtain exposure, to borrowers that are experiencing significant financial or business difficulties, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although the terms of such financing may result in significant financial returns to the Fund, they involve a substantial degree of risk. The level of analytical sophistication, both financial and legal, necessary for successful financing to borrowers experiencing significant business and financial difficulties is unusually high. There is no assurance that the Adviser will correctly evaluate the value of the assets collateralizing the Fund’s loans or the prospects for a successful reorganization or similar action. In any reorganization or liquidation proceeding relating to a borrower that the Fund funds, the Fund may lose all or part of its investment or the amounts advanced to the borrower or may be required to accept collateral with a value less than the amount of the loan advanced by the Fund or its affiliates to the borrower.
The Fund’s investments are expected to include investments in issuers whose capital structures have significant leverage (including substantial leverage senior to the Fund’s investments), a considerable portion of which may be at floating interest rates. The leveraged capital structure of such issuers will increase their exposure to adverse economic factors such as rising interest rates, downturns in the economy or further deteriorations in the financial condition of the issuer or its industry. This leverage may result in more serious adverse consequences to such companies (including their overall profitability or solvency) in the event these factors or events occur than would be the case for less leveraged issuers. In using leverage, these issuers may be subject to terms and conditions that include restrictive financial and operating covenants, which may impair their ability to finance or otherwise pursue their future operations or otherwise satisfy additional capital needs. Moreover, rising interest rates may significantly increase the issuers or project’s interest expense, or a significant industry downturn may affect a company’s ability to generate positive cash flow, in either case causing an inability to service outstanding debt. The Fund’s investments may be among the most junior financing in an issuer’s capital structure. In the event such issuer cannot generate adequate cash flow to meet debt obligations, the company may default on its loan agreements or be forced into bankruptcy resulting in a restructuring or liquidation of the company, and the Fund, particularly in light of the subordinated and/or unsecured position of the Fund’s investments, may suffer a partial or total loss of capital invested in the company, which could adversely affect the return of the Fund.
Trade Claims
The Fund may purchase trade claims (i.e., direct obligations or claims against companies in bankruptcy or restructuring), often in connection with the restructuring or bankruptcy of a debtor company over which the Fund is seeking to exercise influence. The Fund might also acquire trade claims as a means of obtaining influence over a debtor that is in the process of emerging from Chapter 11, with an intent to push for a Chapter 11 plan that converts debt to equity or to block acceptance of any Chapter 11 plan it opposes. By purchasing trade claims in connection with a bankrupt company, the Fund could use this leverage to negotiate a more favorable Chapter 11 plan. Alternatively, the Fund could retain the claim, anticipating that the present value of any distribution at the conclusion of the case will exceed the purchase price. Although trade claims may result in significant returns to the Fund, they involve a substantial degree of risk. In order to make successful decisions regarding the objective in connection with the acquisition of trade claims, the level of analytical sophistication, both financial and legal, necessary to such decision-making is unusually high. In addition, if the Fund has acquired trade claims with the objective of exercising influence over a distressed company or in a bankruptcy action, the expected timing can only be estimated and there may be significant delays which may affect the returns on such trade claim investments for the Fund.
Risks Associated with Bankruptcy Cases
Many of the events within a bankruptcy case are adversarial and often beyond the control of the creditors. While creditors generally are afforded an opportunity to object to significant actions, there can be no assurance that a bankruptcy court would not approve actions which may be contrary to the interests of the Fund. Furthermore, there are instances where creditors and equity holders lose their ranking and priority as such if they are considered to have taken over management and functional operating control of a debtor.
Generally, the duration of a bankruptcy case can only be roughly estimated. The reorganization of a company usually involves the development and negotiation of a plan of reorganization, plan approval by creditors, and confirmation by the bankruptcy court. This process can involve substantial legal, professional and administrative costs to the company and the Fund; it is subject to unpredictable and lengthy delays; and during the process the company’s competitive position may erode, key management may depart and the company may not be able to invest adequately. In some cases, the company may not be able to reorganize and may be required to liquidate assets. Although the Fund intends to invest primarily in debt and related instruments, the debt of companies in financial reorganization will, in most cases, not pay current interest, may not accrue interest during reorganization and may be adversely affected by an erosion of the issuer’s fundamental values. Such investments can result in a total loss of principal.
U.S. bankruptcy law permits the classification of “substantially similar” claims in determining the classification of claims in a reorganization for purpose of voting on a plan of reorganization. Because the standard for classification is vague, there exists a significant risk that the Fund’s influence with respect to a class of securities can be lost by the inflation of the number and the amount of claims in, or other gerrymandering of, the class. In addition, certain administrative costs and claims that have priority by law over the claims of certain creditors (for example, claims for taxes) may be high.
Furthermore, there are instances where creditors and equity holders lose their ranking and priority as such when they take over management and functional operating control of a debtor. In those cases where the Fund, by virtue of such action, is found to exercise “domination and control” of a debtor, the Fund may lose its priority if the debtor can demonstrate that its business was adversely impacted or other creditors and equity holders were harmed by the Fund.
The Fund may elect to serve on creditors’ committees, equity holders’ committees or other groups to ensure preservation or enhancement of the Fund’s position as a creditor or equity holder. A member of any such committee or group may owe certain obligations generally to all parties similarly situated that the committee represents. In addition, if the Fund is represented on a committee or group, it may be restricted or prohibited under applicable law from disposing of or increasing its investments in such company while it continues to be represented on such committee or group.
The Fund may purchase creditor claims subsequent to the commencement of a bankruptcy case. Under judicial decisions, it is possible that such purchase may be disallowed by the bankruptcy court if the court determines that the purchaser has taken unfair advantage of an unsophisticated seller, which may result in the rescission of the transaction (presumably at the original purchase price) or forfeiture by the purchaser.
Equitable Subordination. Under common law principles that in some cases form the basis for lender liability claims, if a lender (i) intentionally takes an action that results in the undercapitalization of a borrower or issuer to the detriment of other creditors of such borrower or issuer, (ii) engages in other inequitable conduct to the detriment of such other creditors, (iii) engages in fraud with respect to, or makes misrepresentations to, such other creditors or (iv) uses its influence as a stockholder to dominate or control a borrower or issuer to the detriment of other creditors of such borrower or issuer, a court may elect to subordinate the claim of the offending lender or bondholder to the claims of the disadvantaged creditor or creditors (a remedy called “equitable subordination”). The Fund does not intend to engage in conduct that would form the basis for a successful cause of action based upon the equitable subordination doctrine; however, because of the nature of debt obligations, the Fund may be subject to claims from creditors of an obligor that debt obligations of such obligor which are held by the issuer should be equitably subordinated.
Investments in Less Established Companies; Small Business Lending Risk
The Fund may invest a portion of its assets in the securities of less established companies, including loans to small businesses and newly formed “startup” companies. Lending to small businesses and startups presents unique risks. Small businesses and startups generally have limited borrowing and operating histories, making it more difficult to assess their creditworthiness. In addition, small businesses and startups may have fewer assets available to use as collateral, leaving the Fund with little recourse in the event of default on the loan.
Certain of the Fund’s other investments may be in businesses with little or no operating history. Investments in such newly formed or early-stage companies may involve greater risks than are generally associated with investments in more established companies. To the extent there is any public market for the securities held by the Fund, such securities may be subject to more abrupt and erratic market price movements than those of larger, more established companies. Less established companies tend to have lower capitalizations and fewer resources and are, therefore, often more vulnerable to financial failure. Such companies also may have shorter operating histories on which to judge future performance and in many cases, if operating, will have negative cash flow. There can be no assurance that any such losses will be offset by gains (if any) realized on the Fund’s other investments. In addition, less mature companies could be deemed to be more susceptible to irregular accounting or other fraudulent practices.
In the event of fraud by any company in which the Fund invests, the Fund may suffer a partial or total loss of capital invested in that company.
The Fund may invest in issuers that: (i) have little or no operating history, (ii) offer services or products that are not yet ready to be marketed, (iii) are operating at a loss or have significant fluctuations in operating results, (iv) are engaged in a rapidly changing business or (v) need substantial additional capital to set up internal infrastructure, hire management and personnel, support expansion or achieve or maintain a competitive position. Such issuers may face intense competition, including competition from companies with greater financial resources, more extensive capabilities and a larger number of qualified managerial and technical personnel.
Investment in Receivables Risk
The Fund may invest in alternative lending-related securities with exposure to receivables or invoice financing, including loans or advances made to businesses, secured by invoice receivables, originated by specialty finance managers, marketplace lending platforms or other originators. The Fund will be reliant on the originator’s ability to source suitable deals, detect fraud, assess the credit worthiness of both the borrower and the obligor on the invoice, manage operational and financial risk and, in the event of default, pursue and collect collateral. In the event of default, the Fund incurs the risk that it may only rank as an unsecured creditor. The obligor on the invoice may dispute any aspect of its obligation and delay, reduce or withhold payments, which may affect the value of the collateral.
In making such investments, the Fund is dependent upon the originators’ ability to monitor and curtail fraud, including factoring fraud, which involves the falsification of invoice documents. False invoices can easily be created online to appear as if they have been issued by legitimate debtors or as if the invoiced amounts are higher than they actually are. Platforms that originate trade receivables financing loans to corporations usually conduct due diligence but do not always conduct on-site visits to verify that the business exists and is in good standing. For this reason, the risk of fraud may be greater with corporate trade receivables. Typically, an originator will seek to validate that the debtor has received the goods or services for which it has been invoiced and is willing to pay the creditor before making the receivables available for investment, although this may not always be the case. There can be no assurance, however, that the debtor will not subsequently dispute the quality or price of the goods or services and withhold payments. Fraud, delays or write-offs associated with such disputes could directly impact the profitability of the Fund’s investments in alternative lending-related securities with exposure to trade receivables. In the event of insolvency of any debtor owing funds on a receivable that the Fund has purchased directly or indirectly, the Fund may only rank as an unsecured creditor. In the case of receivables transferred with recourse, when a debtor defaults on its obligations to the purchaser of the receivable (such as the Fund, directly or indirectly), the seller of the receivable will become obligated to fulfill any remaining invoice amounts owed to the purchaser. In the case of receivables transferred without recourse, the Fund or other direct owner of the receivable will have no such “back-up” obligor in the event of a debtor default. In either scenario, there is a risk that the party with the payment obligation will fail to make payments timely or at all.
Such investments may include credit card receivables, which are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due.
Accounts Receivable Relating to Consumer Loans/Obligations Risk
The Fund may invest in, or lend against, portfolios of accounts receivable relating to consumer loans, including credit cards, automobile loans, healthcare, and student loans and other types of consumer obligations (such as leases). The performance of such assets will be affected by general economic conditions. The ability to collect on consumer obligation accounts receivables is dependent on the performance of a servicer. Such performance is often highly specialized and requires an elevated degree of expertise and skill. A servicer may be ineffective or less effective than projected at collecting and servicing assets of the Fund, which may have a material adverse effect on the Fund. The servicer may be able to commingle funds relating to a transaction (such as collections from the loans and proceeds from the disposition of any repossessed collateral, such as repossessed vehicles) with its own funds for a period of time. Commingled funds may be used or invested by the servicer at its own risk and for its own benefit. If the servicer were unable to remit those funds or the servicer were to become a debtor under any insolvency laws, delays or reductions in the receivables may occur.
Additionally, servicers may be subject to regulation by certain government agencies, including the Office of the Comptroller of the Currency and the Federal Deposit Insurance Corporation. If a servicing arrangement or activities were found to constitute unsafe or unsound banking practices, such government agencies may take regulatory action against the servicer, which could result in losses or delays in payment.
Furthermore, consumer obligations are subject to various consumer protection laws which regulate the creation and enforcement of such obligations. The violation of such laws by lenders, originators, servicers and their affiliates may permit borrowers to reduce their obligation to pay the amount of receivables they owe or result in liability for consumer remediation, penalties or fines. Similarly, if a borrower were to seek protection under U.S. federal or state bankruptcy or debtor relief laws, a court could reduce or discharge completely the borrower’s obligations to repay amounts due on its receivable. Certain student loans may be guaranteed by the U.S. federal government; a guarantee agency may reject a loan for claim payment due to a violation of the Federal Family Education Loan Program due diligence collection and servicing requirements. Certain laws such as the Service Members Civil Relief Act of 2004 and, in respect of student loans, the Higher Education Relief Opportunity for Students Act of 2003, restrict the ability of lenders and servicers to collect on outstanding obligations of borrowers on active military duty or subject to national emergencies. The College Cost Reduction and Access Act may negatively impact the returns in respect of student loans. The Military Lending Act imposes various limitations, including a 36% cap on certain charges, on credit extended to members of the military and certain related persons.
The Credit CARD Act of 2009 limits the ability of credit card companies to, among other things, increase interest rates on existing credit card balances and limits the practice of universal defaults. Additionally, in 2010, the United States enacted legislation which revised the U.S. federal student loan program, which, among other things, permits borrowers to cap repayments at 10% of their income (above a basic living allowance) and provides for loan forgiveness for students who enter certain professions. Both of these laws may have an adverse impact on the value of the accounts receivable acquired by the Fund.
Loan Participations Risk
The Fund may invest in secured and unsecured loans, factoring agreements, or other investments acquired through assignment or participations. In purchasing participations, the Fund may have a contractual relationship only with the selling institution, and not necessarily the borrower. The Fund may have no right directly to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, nor necessarily the right to object to certain changes to the loan agreement agreed to by the selling institution. The Fund may not directly benefit from the assets or collateral supporting the related secured loan and may not be subject to any rights of set-off the borrower has against the selling institution.
In addition, in the event of the insolvency of the selling institution, under the laws of the United States the Fund may be treated as a general creditor of such selling institution, and may not have any exclusive or senior claim with respect to the selling institution’s interest in, or the assets or collateral with respect to, the secured loan. Consequently, the Fund may be subject to the credit risk of the selling institution as well as of the borrower. Certain of the secured loans or loan participations may be governed by the law of a jurisdiction other than the United States, which may present additional risks as regards the characterization under such laws of such participation in the event of the insolvency of the selling institution or the borrower.
Loan Servicing Risk
The Fund’s ability to successfully service the loans (either directly or through one or more third-party loan servicers) that it holds will materially impact the Fund’s performance. When selecting third-party loan servicers, the Adviser will endeavor to select third-party loan servicers that have the required licenses or other governmental approvals in the applicable jurisdictions. There is no guarantee that such licensing requirements will not be changed or that the loan servicers will be able to maintain any such licenses. The performance of a loan servicer is often highly specialized and requires an elevated degree of expertise and skill. A servicer may be ineffective or less effective than projected at collecting and servicing assets of the Fund, which may have a material adverse effect on the Fund.
In addition, there has been additional scrutiny by governmental authorities and other interest groups (such as regulatory investigations by federal and state authorities and/or litigation by federal and state authorities or by such other interest groups) regarding servicing practices of servicers that may result in increased costs and liabilities.
Additionally, laws and regulations adopted currently and in the future in various jurisdictions in the United States may significantly increase the cost of servicing, affect customary servicing practices and impact the ability of the loan servicer to enforce remedies and collect on and otherwise service the loans that are held and/or serviced by the servicer. Because servicers are generally required to advance principal and interest payments on delinquent loans subject to certain limitations, increasing delinquencies may result in significant increases in the funding necessary for such advances. As described herein, the U.S. Consumer Financial Protection Bureau (the “CFPB”) has also adopted various rules and regulations governing loan servicers, increasing the expenses in connection with such servicing.
Loan Origination Risk
A portion of the Fund’s investment portfolio may consist of newly originated loans. In connection with loans originated by the Fund or its affiliates, the Fund may be exposed to losses on such loans resulting from default and foreclosure. Therefore, the value and sufficiency of the underlying collateral, the creditworthiness of the borrower, and the priority of the lien are each of great importance. The Fund cannot guarantee the adequacy of the protection of the Fund’s interests, including the validity or enforceability of the loan and the maintenance of the anticipated priority and perfection of the applicable security interests. Furthermore, the Fund cannot assure that claims may not be asserted that might interfere with enforcement of the Fund’s rights. In the event of a foreclosure, the Fund or an affiliate of the Fund may assume direct ownership of the underlying asset. The liquidation proceeds upon a sale of such asset may not satisfy the entire outstanding balance of principal and interest on the loan, resulting in a loss to the Fund. Any costs or delays involved in the effectuation of a foreclosure of the loan or a liquidation of the underlying property will further reduce the proceeds and thus increase the loss.
CFPB Risk; Regulation of Consumer Loans Risk
The Fund may be subject to a wide variety of laws and regulations in the jurisdictions where it operates in respect of its consumer finance activities and other activities in the consumer debt, specialty finance and alternative credit markets, including supervision and licensing by numerous governmental entities. For example, the CFPB has extensive rulemaking and enforcement authority, which may substantially impact the Fund’s consumer finance investments. These laws and regulations may create significant constraints on the Fund’s consumer finance investments and result in significant costs related to compliance. Failure to comply with these laws and regulations could impair the ability of the fund to continue to make such investments and result in substantial civil and criminal penalties, monetary damages, attorneys’ fees and costs, possible revocation of licenses, and damage to reputation, brand and customer relationships.
Laws and regulations adopted in various jurisdictions in the United States and at the federal level may significantly impact participants in the consumer credit marketplace, including lenders, credit sellers and servicers. In addition, there continues to be scrutiny by governmental authorities and other interest groups regarding the consumer credit marketplace. There is the potential for existing and new regulations to significantly impact the ability of many lenders to continue to offer payday loans, automobile title loans, deposit advances and “high cost” consumer (non-mortgage) loans. It is impossible to predict what, if any, changes may be instituted in the future in respect of regulations and the enforcement and regulatory/political climates relating to consumer loans and consumer loan lenders which would be applicable to the Fund, the Adviser, the markets in which they trade and invest, or the counterparties with which they do business. Any such laws or regulations could have a material adverse impact on the Fund’s investment activities.
Marketplace Lending Risk
Marketplace lending allows lenders to make loans via a centralized, often online, Platform. In most Platform programs, a bank originates the loans which after sale to investors are serviced by the operator of the marketplace Platform. The borrowers on such Platforms are a wide range of individuals and businesses, and the Fund’s ability to assess their creditworthiness may be limited. While purchasing loans originated on a marketplace Platform can generate high returns, it is subject to many risks, including the risk that the Fund could lose its entire investment if a borrower defaults or if the lending and/or loan servicing Platform itself is no longer viable. In the event of a default, certain lending Platforms offer lenders almost no chance of recovery. In addition, marketplace loans are relatively illiquid investments. In many cases it is difficult or impossible for the lender to get its money back before a loan matures, even absent a default.
These lending models and systems are also subject to increasing regulatory risk, as several federal and state regulators have examined the possibility of regulating them as well as the banks with which they often partner. Such regulations could result in increased compliance costs for these systems and a lessened ability for them to make loans on a cost effective basis, or could ultimately eliminate their ability to make such loans entirely. There also are risks that the marketplace operator does not have appropriate broker or servicing licenses, or that the bank originating the loans is not considered the “true lender,” which can lead to issues under applicable usury or licensing statutes among other things. Any of these outcomes would reduce the performance of the Fund’s investments in this area of the debt market and could lead to investment losses or liabilities.
Litigation Finance Risk
The Fund may invest in litigation finance-related investments. Some litigation finance investments pertain to litigation in which a settlement agreement or some form of agreement in principle between the parties exists. However, in some circumstances, these settlements, whether finalized or under a memorandum of understanding, require court approval or procedural steps beyond the Adviser’s or the Fund’s control. If parties to an agreement or agreement in principle, or the relevant judicial authorities, terminate or reject a settlement, the Fund could suffer losses in its litigation finance investments.
The Fund may purchase, or may make loans based on, anticipated future payments to be received as the result of favorably determined litigation, settlement or mass tort claims. The results of pending litigation and/or settlements are inherently uncertain. Purchasing or lending against pending litigation and/or settlements entails unique risks because there is no guarantee that the relevant litigation will be favorably determined or that the relevant case settlement will be upheld and consummated, and consequently that the Fund’s investment objective will be achieved. If the relevant litigation is determined (in a court or in an out-of-court settlement) in a manner that is adverse to the Fund’s interest, or if the relevant settlement is not approved or is overturned, the Fund may lose some or all of its investment. In some instances, the purchase of litigation or settlements have been challenged as loan transactions, champerty laws in some states may limit the ability to engage in certain of these transactions, and some states have enacted or may enact legislation regulating these transactions, all of which may affect the ability of the Fund to engage in this activity.
Due to competitive and legal considerations and restrictions, the Fund and the Adviser may not be able to provide to investors details regarding any underlying investment opportunity. Investors will be wholly dependent upon the Adviser’s ability to assess and manage investments made by the Fund.
Parties to a litigation, arbitration or settlement agreement must have the ability to pay a fee, judgment, award or the agreed upon amount if a case outcome or transaction is ultimately successful or completed. Part of the investment process involves the Adviser’s assessment of this ability to pay. However, if the party is unable to pay or further challenges the validity of a judgment or award, the Fund may have difficulties ultimately collecting its share of monetary judgments or awards. Further, given the nature of these recoveries, the Fund cannot always control the ultimate timing of an amount recovered, and there is no assurance that the Adviser will be able to predict the timing of any such payments.
For most investments made by the Fund, the Fund will not be the client of the law firm representing the party to the litigation or transaction and will not have the ability to control decisions made by the parties or the law firm. Lawyers are generally required to act pursuant to their clients’ directives and are fiduciaries to their clients, not to the Fund. The law firms involved also will be subject to an overriding duty to the courts and not the Fund.
As part of the due diligence process in which the Fund engages, the Fund might rely on the advice and opinion of outside counsel and other experts in assessing potential opportunities. Further, the Fund and the Adviser will sometimes be dependent upon the skills and efforts of independent law firms to complete any settlement or underlying litigation or transactional matter. There is no guarantee that the ultimate outcome of any opportunities will be in line with a law firm’s or expert’s initial assessment.
Merchant Cash Advance Risk
For a variety of reasons, many small- and medium-sized merchants, retailers and businesses may have difficulties securing loans from traditional lenders and rely on merchant cash advances for operating liquidity.
Companies that have gone through financial difficulties, bankruptcy or have had their debt “charged-off” by creditors may also have difficulty in securing financing. These difficulties are due in part to the fact that, when a bank makes a loan, it tends to focus on the credit history of the borrower and the past performance of the business, together with the value of a business’ total assets. In contrast, merchant cash advances are made largely based on factors such as the value of a business’ account receivables. The Fund may provide merchant cash advances in exchange for a share of a business’ future sales and/or a fixed fee. The Fund’s remittances from the borrower will generally be drawn from the borrower’s customer debit- and credit-card purchases (or obtained in some other fashion) until the advance is repaid. Such cash advances come with the additional risks associated with small business lending, which may lead to significant losses to the Fund.
Since the cash advances are technically sales of future assets, rather than direct loans or credit, when making such advances the Fund is not believed to be currently subject to state usury laws or any of the restrictions under the Dodd-Frank Wall Street Reform and Consumer Protection Act. However, there have been discussions of increasing regulation of merchant cash advances and other alternative lending. Any such increased regulation may have an adverse effect on the Fund by increasing the cost of executing merchant cash advances, or making the strategy economically unfeasible or unlawful. There have also been claims that certain merchant cash advances should be re-characterized as loans. Any such claims, if successful, could result in an inability to collect on the merchant cash advances, as well as a potential for fines, penalties, and required refunds of amounts previously collected.
Real Assets Investments Risk
The Fund may invest a portion of its assets in securities and credit instruments associated with real assets, including infrastructure, digital infrastructure, datacenters, railcar, and aviation, shipping assets, other transportation and storage assets, which have historically experienced substantial price volatility. The value of companies engaged in these industries is affected by (i) changes in general economic and market conditions; (ii) changes in environmental, governmental and other regulations; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) surplus capacity and depletion concerns; (viii) the availability of financing; and (ix) changes in interest rates and leverage. In addition, the availability of attractive financing and refinancing typically plays a critical role in the success of these investments. As a result, such investments are subject to credit risk because borrowers may be delinquent in payment or default. Borrower delinquency and default rates may be significantly higher than estimated. The Adviser’s assessment, or a rating agency’s assessment, of borrower credit quality may prove to be overly optimistic. The value of securities in these industries may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.
Risks in Equipment Leasing and Lending Against Equipment
The Fund may engage in equipment leasing, which may expose the Fund to considerable risk. In cases of a non-performing lessee, there are considerable costs associated with terminating leases and retrieving hard assets that can disrupt and reduce cash flow. These risks may be exacerbated in the case of lessee bankruptcy. Further, it may be difficult to re-lease or sell retrieved equipment, depending on market conditions, especially if such equipment is outdated or has been misused. Financing leases in which the lessee pays the value of the leased equipment over the lease term and has the option to purchase the equipment for no or nominal consideration can be considered commercial loans and present additional compliance risks for the Fund.
In a loan against equipment transaction, also known as a sale leaseback, equipment is sold on paper by the seller and leased back. The seller obtains working capital and keeps the equipment on the seller’s property. As with equipment leasing, there are considerable costs associated with terminating such loans and retrieving hard assets in the event that a borrower fails to make timely payments on the loan. Further, the value of the subject equipment will decline over time as a result of use by the borrower, reducing the value of the collateral backing the loan and increasing the risk that the Fund will lose money in the event of borrower default.
Aircraft and Aviation Industry Risk
The Fund may acquire assets related to the aviation industry. Investments in securitizations and other financial instruments backed by aircraft and aircraft equipment are subject to a number of risks relating to the aviation industry.
Airline business and results of operations are significantly impacted by general economic and industry conditions. The airline industry is highly cyclical, and the level of demand for air travel is correlated to the strength of the U.S. and global economies. Robust demand for air transportation services depends on favorable economic conditions, including the strength of the domestic and foreign economies, low unemployment levels, strong consumer confidence levels and the availability of consumer and business credit. In addition, airlines are subject to extensive regulatory oversight. Compliance with U.S. and international regulations imposes significant costs and may have adverse effects on an airline. Market events such as economic declines and recessions, geopolitical conflicts and the occurrence or threat of pandemics, terrorism or war may also have an adverse effect on the aviation industry generally and securities related to the same, especially when such market events cause declines in travel, increases in costs or future uncertainty for airlines, aircraft or the commercial aviation industry generally. There can be no assurance that future events will not have a negative impact on the aviation industry or securities collateralized or otherwise backed by aircraft or aircraft equipment.
In addition to factors linked to the aviation industry, other factors that may affect the value of an aircraft and/or related airframe and engines, at any time include: (i) the particular maintenance and operating history of the related airframe and engines; (ii) manufacture and type or model of aircraft or engines, including the number of operators using such type or model; (iii) whether the aircraft is subject to a lease and, if so, whether the lease terms and credit worthiness of the lessee are favorable to the lessor; (iv) the age of the aircraft and/or engine; (v) the advent of newer models of such aircraft and/or engine or aircraft or engine types competing with such aircraft and/or engine; (vi) any tax, customs, regulatory and legal requirements that must be satisfied when an aircraft and/or engine is purchased, sold or re-leased; (vii) compatibility of aircraft configurations or specifications with other aircraft operated by operators of that type of aircraft; (viii) regulatory actions, including mandatory grounding of the aircraft; (ix) any renegotiation of a lease on less favorable terms; (x) decreases in creditworthiness of lessees; and (xi) the availability of spare parts. Any decrease in values of and lease rates for used commercial aircraft which may result from the above factors or other unanticipated factors may have a material adverse effect on the Fund’s investments.
Shipping Investments Risk
The maritime shipping industry is both cyclical and volatile in terms of charter rates and profitability. Challenging global economic conditions may adversely affect the ability of issuers in the shipping industry to charter or recharter their vessels or to sell them on the expiration or termination of their charters and the rates payable in respect of their currently operating vessels, or any renewal or replacement charters that such issuers enter into may not be sufficient to allow them to operate their vessels profitably. Fluctuations in charter rates and vessel values result from changes in the supply and demand for vessel capacity and changes in the supply and demand for the products that such vessels carry. The factors affecting the supply and demand for vessels are outside of the Fund’s control, and the nature, timing and degree of changes in industry conditions are unpredictable.
Insurance and Reinsurance Investments
The insurance and reinsurance industry has experienced substantial volatility as a result of investigations, litigation and regulatory activity by various insurance, governmental and enforcement authorities, including the SEC, concerning certain practices within the insurance and reinsurance industry. Insurance and reinsurance companies may become involved in these or other investigations, litigation or regulatory activity and may have lawsuits filed or other regulatory actions taken against them. Increasingly, governmental authorities have taken an interest in the potential systemic risks posed by the insurance and reinsurance industry as a whole. The insurance regulatory environment has become subject to increased scrutiny across a number of jurisdictions, and authorities regularly consider enhanced or new regulatory requirements, and seek to exercise their supervisory authority in new and more extensive ways. Regulators are generally concerned with the protection of policyholders above other constituencies. Additional laws and regulations have been and may continue to be enacted in the wake of the recent or future financial and credit crises that may have adverse effects on the Fund’s insurance and reinsurance investments. It is difficult to predict the exact nature, timing or scope of these initiatives; however, the Adviser believes that it is likely that there will be increased regulatory intervention in the insurance and reinsurance industry in the future, and these initiatives could adversely affect the Fund’s investments.
The financial results of companies in the insurance and reinsurance industry historically have been subject to significant fluctuations and uncertainties. The industry and the Fund’s investments may be affected significantly by: fluctuations in interest rates, inflationary pressures and other changes in the investment environment, which affect returns on invested capital; rising levels of actual costs that are not known by companies at the time that they price their products; losses related to epidemics, terrorist activities, random acts of violence or declared or undeclared war; development of judicial interpretations relating the scope of the insurers’ liability; the overall level of economic activity and the competitive environment in the industry; greater than expected use of health care services by members; new mandated benefits or other regulatory changes that change the scope of business or increase costs; and failure of managing general underwriters, agents, third-party administrators and producers to adhere to underwriting guidelines, market-conduct practices and other requirements (as applicable) under their agreements. The occurrence of any one or more of these factors could have a material adverse effect on the Fund’s investments.
Increased Regulation of Mortgage Servicing Rights (“MSRs”) and Servicers Risk
MSRs are subject to numerous federal, state and local laws and regulations and may be subject to various judicial and administrative decisions. The body of federal, state and local regulation may increase the cost for the Fund’s servicer to service the underlying mortgage loans, which could adversely affect servicing results and the Fund’s returns. The servicing of residential mortgage loans is subject to extensive federal, state and local laws, regulations and administrative decisions.
Mortgage servicers, pursuant to rules issued by the CFPB, are required to (i) warn borrowers before any interest rate adjustments on their mortgage loans and provide alternatives for borrowers to consider, (ii) provide monthly mortgage statements that explicitly breakdown principal, interest, fees, escrow and due dates, (iii) provide options for avoiding lender-placed, or “force-placed” insurance, (iv) provide early outreach to borrowers in danger of default regarding options to avoid foreclosure, (v) provide that payments be credited to borrower accounts the day they are received, (vi) require borrower account records be kept current, (vii) provide increased accessibility to servicing staff and records for borrowers and (viii) investigate errors within 30 days and improve staff accessibility to consumers, among other things. The new rules may cause servicers, including the Fund’s servicer, to modify their servicing processes and procedures and to incur additional costs in connection therewith.
Infrastructure Debt Risk
The Fund may invest its assets in debt securities issued by companies in the infrastructure industry or assets collateralized by such debt. Infrastructure companies are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown including surplus capacity, government budgetary constraints and other factors. Additionally, infrastructure companies may be subject to regulation by various governmental authorities and also may be affected by governmental regulation of rates charged to customers, service interruptions and/or legal challenges due to environmental, operational or other issues and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. There is also the risk that publicly-funded infrastructure projects, especially in emerging markets, may be subject to the effects of public corruption resulting in delays and cost overruns. Other risks include environmental damage due to a company’s operations or an accident, changes in market sentiment toward infrastructure and terrorist acts. Infrastructure securities may also be highly illiquid investments.
Bridge Financings
From time to time, the Fund may lend to companies against assets or single-purpose or limited-purpose entities or natural persons on a short-term, senior or subordinated basis or otherwise invest on an interim basis in companies or lend against assets in anticipation of a future issuance of equity or long-term debt securities or other refinancing or syndication. Such bridge loans would typically be convertible into or refinanced by a more permanent, long-term financing; however, for reasons not always in the Fund’s control, such long-term financing or other refinancing or syndication may not occur and such bridge loans and interim investments may remain outstanding. In such event, the economic provisions of such loans or the term of such interim investments may not adequately reflect the risk associated with the position taken by the Fund.
Real Estate Investments Risk
Investing in real estate and real estate-related instruments is subject to cyclicality and other uncertainties. The cyclicality and leverage associated with real estate and real estate-related investments have historically resulted in periods, including significant periods, of adverse performance, including performance that may be materially more adverse than the performance associated with other investments. The Fund’s real estate-related investments are secured by or otherwise relate to properties of varying types, geographic locations, owners, tenants and other factors which could make such investments susceptible to particular types of risks relating to such factors, including local economy, real estate market conditions, special hazards and competition. The value of companies engaged in the real estate industry is affected by (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing; and (ix) changes in interest rates and leverage. In addition, the availability of attractive financing and refinancing typically plays a critical role in the success of real estate investments. As a result, such investments are subject to credit risk because borrowers may be delinquent in payment or default. Borrower delinquency and default rates may be significantly higher than estimated. The Adviser’s assessment, or a rating agency’s assessment, of borrower credit quality may prove to be overly optimistic. The value of securities in this industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.
The Fund’s investments in mortgage loans secured by real estate (including residential and commercial mortgage loans, non-agency mortgage loans and second-lien mortgage loans) will be subject to risks of delinquency, loss, taking title to collateral and bankruptcy of the borrower. The ability of a borrower to repay a loan secured by real estate is typically dependent primarily upon the successful operation of such property rather than upon the existence of independent income or assets of the borrower. If the net operating income of the property is reduced or is not increased, depending on the borrower’s business plan, the borrower’s ability to repay the loan may be impaired. If a borrower defaults or declares bankruptcy and the underlying asset value is less than the loan amount, the Fund will suffer a loss.
In this manner, real estate values could impact the value of the Fund’s mortgage loan investments. Therefore, the Fund’s investments in mortgage loans will be subject to the risks typically associated with real estate. The Fund may invest in commercial real estate loans, which are secured by commercial property and are subject to risks of loss that may be greater than similar risks associated with loans made on the security of single-family residential property.
Legislative, regulatory and enforcement actions seeking to prevent or restrict foreclosures or providing forbearance relief to borrowers of residential mortgage loans may adversely affect the value of certain mortgage loan investments. Legislative or regulatory initiatives by federal, state or local legislative bodies or administrative agencies, if enacted or adopted, could delay foreclosure or the exercise of other remedies, provide new defenses to foreclosure, or otherwise impair the ability of the loan servicer to foreclose or realize on a defaulted mortgage loan. While the nature or extent of limitations on foreclosure or exercise of other remedies that may be enacted cannot be predicted, any such governmental actions that interfere with the foreclosure process or are designed to protect customers could increase the costs of such foreclosures or exercise of other remedies in respect of mortgage loans, delay the timing or reduce the amount of recoveries on defaulted mortgage loans held by the Fund, and consequently, could adversely impact the yields and distributions the Fund may receive in respect of its ownership of mortgage loans.
The Fund’s performance is subject to risks incident to the ownership of residential and commercial real estate, including without limitation, the burdens of ownership of real property; inability to collect rents from tenants due to financial hardship, including bankruptcy; changes in local real estate conditions in the markets in which the Fund invests; changes in consumer trends and preferences that affect the demand for products and services offered by the relevant tenants; inability to lease or sell properties upon expiration or termination of existing leases; environmental risks related to the presence of hazardous or toxic substances or materials on the relevant properties; the subjectivity of real estate valuations and changes in such valuations over time; the illiquid nature of real estate compared to other financial assets; changes in laws and governmental regulations, including those governing real estate usage and zoning; changes in interest rates and the availability of financing; and changes in the general economic and business climate. The occurrence of any of the risks described above may cause the value of the Fund’s real estate investments to decline, which could materially and adversely affect the Fund.
Risks Related to REIT Investments
The Fund may invest in certain REITs. REITs that invest primarily in real estate or real estate debt are subject to the risks of the real estate market, the real estate debt market and the securities market.
REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects. REITs may be subject to a management fees and other expenses, and so when we invest in REITs we will bear our proportionate share of the costs of the REITs' operations. Investing in REITs and real estate-related companies involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. The market value of REIT shares and the ability of the REIT to distribute income may be adversely affected by several factors. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, distributions received by the Fund from REITs may consist of dividends, capital gains and/or return of capital. In addition, the performance of a REIT may be affected by changes in the tax laws or by its failure to qualify for tax-free pass-through of income.
REITs (especially mortgage REITs) are also subject to interest rate risk. Rising interest rates may cause REIT investors to demand a higher annual yield, which may, in turn, cause a decline in the market price of the equity securities issued by a REIT.
Investing in certain REITs and real estate-related companies, which often have small market capitalizations, may also involve the same risks as investing in other small capitalization companies. REITs and real estate-related companies may have limited financial resources and their securities may trade less frequently and in limited volume and may be subject to more abrupt or erratic price movements than larger company securities.
Risks Related to Net Leases
The Fund may invest in commercial properties subject to net leases. Typically, net leases require the tenants to pay substantially all of the operating costs associated with the properties. As a result, the value of, and income from, investments in commercial properties subject to net leases will depend, in part, upon the ability of the applicable tenant to meet its obligations to maintain the property under the terms of the net lease. If a tenant fails or becomes unable to so maintain a property, we will be subject to all risks associated with owning the underlying real estate. In addition, we may have limited oversight into the operations or the managers of these properties, subject to the terms of the net leases.
Certain commercial properties subject to net leases in which we invest may be occupied by a single tenant and, therefore, the success of such investments is largely dependent on the financial stability of each such tenant. A default of any such tenant on its lease payments to us would cause us to lose the revenue from the property and cause us to have to find an alternative source of revenue to meet any mortgage payment and prevent a foreclosure if the property is subject to a mortgage. In the event of a default, we may experience delays in enforcing our rights as landlord and may incur substantial costs in protecting our investment and re-letting our property. If a lease is terminated, we may also incur significant losses to make the leased premises ready for another tenant and experience difficulty or a significant delay in re-leasing such property.
In addition, net leases typically have longer lease terms and, thus, there is an increased risk that contractual rental increases in future years will fail to result in fair market rental rates during those years.
Residential Real Estate Investments Risk
The Fund may invest in residential development projects and financing opportunities relating to residential real estate assets, which subjects the Fund to particular economic, operating and regulatory risks. These risks relate to supply of and demand for living space in the local market, wage and job growth in the local market, availability of mortgage financing, homeownership affordability, tenant quality, the physical attributes of the building in relation to competing buildings (e.g., age, condition, design, appearance, amenities and location), access to transportation and changes in regulatory requirements (e.g., rent regulations and caps, and higher standards of maintenance), among other factors. The residential homebuilding industry is cyclical and is highly sensitive to changes in general economic conditions such as levels of employment, consumer confidence and income, availability of financing for acquisitions, construction and permanent mortgages, interest rate levels, inflation and demand for housing. The U.S. housing market has historically been negatively impacted from time to time by declining consumer confidence, restrictive mortgage standards and large supplies of foreclosures, resales and new homes, among other factors. When combined with a prolonged economic downturn, high unemployment levels, increases in the rate of inflation and uncertainty in the U.S. economy, these conditions have contributed to decreased demand for housing, declining sales prices and increasing pricing pressure. In the event that these economic and business trends occur, continue or decline further, the Fund could experience declines in the market value of its inventory and demand for its homes, which could have a material adverse effect on the Fund’s business, prospects, liquidity, financial condition and results of operations.
Accordingly, the performance of the Fund is susceptible to adverse changes in prevailing economic and employment conditions in the United States and the other jurisdictions where its properties are located. The Adviser’s ability to invest in residential real estate-related opportunities (including providing financing for potential owners and operators of residential real estate assets or portfolios thereof) may depend upon its ability to strategically partner with established and sophisticated operating partners and third parties. Any downturn in the U.S. or global economies may adversely affect the financial condition of residential owners and tenants, making it more difficult for them to meet their periodic repayment obligations relating to certain residential real estate properties, which could adversely impact the investment performance of the Fund’s investments. To the extent that assets underlying investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to certain of the foregoing risks to a greater extent.
Investments in financing residential assets, such as mortgage loans (including loans that may be in default), involve additional risks. If a residential mortgage loan is in default, foreclosure of the mortgage loan can be a lengthy and difficult process, and may involve significant expenses. Furthermore, the market for defaulted residential mortgage loans or foreclosed properties may be very limited. The ultimate disposition of a foreclosed asset may yield a price insufficient to cover the cost of the foreclosure process and the balance attached to the defaulted mortgage loan. In addition, politicians, regulators, journalists, housing advocates and others have been critical of private investment firms, such as Blackstone, that have made investments in residential mortgage loans and, in some cases, led protests and social media campaigns. Such opposition could cause the Adviser or its affiliates to forego investment opportunities and subject existing investments to new legislation, litigation and changes in regulatory oversight.
Numerous federal and state consumer protection laws impose substantive requirements in connection with the brokerage, origination, purchase, sale, servicing and enforcement of residential mortgage loans. There has been significant attention from state and federal banking regulatory agencies, state attorneys general, the U.S. Federal Trade Commission, the U.S. Department of Justice, the U.S. Department of Housing and Urban Development, the CFPB, and state and local governmental authorities regarding certain lending practices by some companies in the subprime industry, sometimes referred to as “predatory lending” practices. Sanctions have been imposed by federal, state, and local governmental agencies for practices including charging borrowers excessive fees, imposing higher interest rates than the borrower’s credit risk warrants, and failing to adequately disclose the material terms of loans to the borrowers.
Applicable federal, state, and local laws generally regulate interest rates and other charges, require certain disclosure, impact closing practices, and require licensing of participants in the residential mortgage industry. In addition, other federal, state and local laws, public policy, and general principles of equity relating to the protection of consumers, unfair and deceptive practices, and debt collection practices may apply to the origination, sale, purchase, ownership, servicing, and collection of such residential mortgage loans.
Office Real Estate Industry Risks
Some businesses are rapidly evolving to make employee telecommuting, flexible work schedules, open workplaces and teleconferencing increasingly common. These practices enable businesses to reduce their space requirements. A continuation of the movement towards these practices could over time erode the overall demand for office space and, in turn, place downward pressure on occupancy, rental rates and property valuations, each of which could have an adverse effect on the Fund’s financial position, results of operations, cash flows and ability to make distributions to Shareholders. The Fund may also be negatively impacted by competition from other short-term office or shared space leasing companies.
Investments in New Development Risk
The Fund may acquire or lend against direct or indirect interests in undeveloped land or underdeveloped real property, which may often be non-income producing. To the extent that the Fund lends against or otherwise invests in such assets, it will be subject to the risks normally associated with such assets and development activities. Such risks include, without limitation, risks relating to the availability and timely receipt of zoning and other regulatory approvals and entitlements, the cost and timely completion of construction (including risks beyond the control of the Fund, including, without limitation, weather or labor conditions, material shortages or other force majeure events) and the availability of both construction and permanent financing on favorable terms. These risks could result in substantial unanticipated delays or expenses and, under certain circumstances, could prevent completion of development activities once undertaken, any of which could have an adverse effect on the Fund. Properties under development or properties acquired to be developed may receive little or no cash flow from the date of acquisition through the date of completion of development and may experience operating deficits after the date of completion.
Zoning Risks
Certain properties may not comply with, or become noncompliant with, current zoning laws, including density, use, parking and set back requirements, due to changes in zoning requirements after such properties were constructed. These properties, as well as those for which variances or special permits were issued, are considered to be a “legal nonconforming use” and/or the improvements are considered to be “legal non-conforming structures”. This means that the landowner is not required to alter the use or structure to comply with the existing or new law; however, the landowner may not be able to rebuild the premises “as is” in the event of a casualty loss. This may adversely affect the cash flow of the property following the casualty. If a casualty were to occur, there could be no assurance that insurance proceeds would be available to pay a mortgage loan in full or to otherwise compensate a lender or landowner for the loss suffered. In addition, if the property were repaired or restored in conformity with the current law, the value of the property or the revenue producing potential of the property may not be equal to that which existed before the casualty.
In addition, certain properties which are non-conforming may not be “legal nonconforming uses” or “legal non-conforming structures”. The failure of a property to comply with zoning laws or to be a “legal non-conforming use” or “legal non-conforming structure” may adversely affect market value of the property or the landowner’s ability to continue to use it in the manner it is currently being used. In addition, certain properties may be subject to certain use restrictions imposed pursuant to restrictive covenants, reciprocal easement agreements or operating agreements. Such use restrictions include, for example, limitations on the character of the improvements or the properties, limitations affecting noise and parking requirements, among other things, and limitations on the landowner’s right to operate certain types of facilities within a prescribed radius. These limitations could adversely affect the value of the property or the ability of the landowner to generate or lease the property on favorable terms, therefore adversely affecting the landowner’s ability to fulfill its obligations under a mortgage loan or otherwise.
Construction Loans, Land Loans and Predevelopment Loans Risk
The Fund may invest in or originate construction loans. If the Fund fails to fund its entire commitment on a construction loan or if a borrower otherwise fails to complete the construction of a project, there could be adverse consequences associated with the loan, including: a loss of the value of the property securing the loan, especially if the borrower is unable to raise funds to complete it from other sources; a borrower claim against the Fund for failure to perform under the loan documents; increased costs to the borrower that the borrower is unable to pay; a bankruptcy filing by the borrower; and abandonment by the borrower of the collateral for the loan. Furthermore, the Fund may make loans on other non-cash generating assets such as land loans and pre-development loans, and such loans may fail to qualify for construction financing and may need to be liquidated based on the “as-is” value as opposed to a valuation based on the ability to construct certain real property improvements. The occurrence of such events could materially and adversely affect the Fund’s results of operations and cash flows. Other loan types may also include unfunded future obligations that could present similar risks. These construction loans may generally be considered to be more risky than ordinary commercial real estate loans.
Agricultural and Timber Company Risk
The Fund may invest its assets in securities issued by, or acquire assets related to, companies in the agriculture industry. Agricultural loans generally present a higher level of risk during slow economic conditions. Agricultural lending risks are generally related to the potential for volatility of agricultural commodity prices. Commodity prices are affected by government programs to subsidize certain commodities, weather, and overall supply and demand in wholesale and consumer markets. Payments on agricultural real estate loans depend primarily on the successful operation and management of the relevant farm(s) to produce cash flows sufficient to service the loan. The success of the relevant farm(s) may be affected by many factors outside of the control of the relevant borrower, including adverse weather conditions that limit crop yields (such as hail, drought and floods), declines in market prices for agricultural products and the impact of government regulations (including changes in price supports, subsidies and environmental regulations). In addition, many farms are dependent on a limited number of key individuals whose injury or death may significantly affect the successful operation of the farm.
As agricultural markets tend to be less liquid and more volatile than at least certain financial markets, the risk of a limited group of investors materially affecting prices is likely to be greater in the agricultural market. The restrictions on “insider trading” and the broad dissemination of information are generally not applicable in the agricultural markets. Consequently, if the Fund invests in the agricultural subsector, it may often be trading in these markets at a material disadvantage to other market participants with better market access and/or information sources.
Timber companies may be affected by numerous factors, including events occurring in nature and international politics. For example, the volume and value of timber that can be harvested from timberlands may be limited by natural disasters and other events such as fire, volcanic eruptions, insect infestation, disease, ice storms, windstorms, flooding, other weather conditions and other causes. In periods of poor logging conditions, timber companies may harvest less timber than expected. Timber companies are subject to many federal, state and local environmental and health and safety laws and regulations. In addition, rising interest rates and general economic conditions may affect the demand for timber products.
Alternative and Renewable Energy Investment Risks
The success of the alternative and renewable energy projects in which the Fund may invest or lend against will often depend, to a significant degree, on the availability of rebates, tax credits and other financial incentives and government policies affecting the purchase and use of energy generated from solar, wind and other alternative and renewable resources, changes in which could reduce the demand for these services and impair margins. Such changes can occur with little advance warning and opportunities to mitigate the consequences in any single jurisdiction may be limited. Investments in alternative and renewable energy projects face the risk that the current incentives will expire or become modified in the future, thereby adversely affecting existing projects, economic performance and future potential for growth in this area. Negative changes to global political and economic conditions can impact the alternative and renewable energy industry. The success of investments in, or loans against, alternative and renewable energy projects is dependent on market growth in the alternative and renewable energy industry. A drop in the retail price of conventional energy or non-renewable energy sources may negatively impact the returns on such investments or loans. The demand for alternative and renewable energy systems, services and products depends in part on the price of conventional energy, which affects returns on investment and on loans resulting from the purchase of alternative and renewable energy. Fluctuations in economic and market conditions that impact the prices of conventional and non-renewable energy sources, such as decreases in the prices of oil and other fossil fuels, could cause the demand for alternative and renewable energy systems, services and products to decline, which would have a negative impact on investments in, and on loans against, alternative and renewable energy projects. Changes in utility electric rates could also have a negative effect on the return on such investments or loans.
Structured Investments Risk
The Fund may invest in structured products, including, structured notes, credit-linked notes, equipment trust certificates, CMOs, collateralized bond obligations, CLOs, CDOs or other ABS or similar instruments.
Structured finance securities may present risks similar to those of the other types of debt obligations in which the Fund may invest and, in fact, such risks may be of greater significance in the case of structured finance securities. Moreover, investing in structured finance securities may entail a variety of special risks. Among other risks, structured finance securities may be subject to prepayment risk. In addition, the performance of a structured finance security will be affected by a variety of factors, including its priority in the capital structure of the issuer thereof, and the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets.
Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) are generally influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining such financing, which may adversely affect the value of the structured products owned by the Fund. Structured products generally entail risks associated with derivative instruments.
Collateralized Debt Obligations
The Fund may invest in CDOs and CDO portfolios that may consist of CLO equity, multi-sector CDO equity, trust preferred CDO equity and CLO mezzanine debt. CDOs are subject to credit, liquidity and interest rate risks. The CDO equity purchased by the Fund will most likely be unrated or non-investment grade, which means that a greater possibility that adverse changes in the financial condition of an issuer or in general economic conditions or both may impair the ability of the related issuer or obligor to make payments of principal or interest. Such investments may be speculative. In addition, as a holder of CDO equity, the Fund will have limited remedies available upon the default of the CDO.
The value of the CDOs owned by the Fund generally will fluctuate with, among other things, the financial condition of the obligors or issuers of the underlying portfolio of assets of the related CDO (“CDO Collateral”), general economic conditions, the condition of certain financial markets, political events, developments or trends in any particular industry and changes in prevailing interest rates. Consequently, holders of CDOs must rely solely on distributions on the CDO Collateral or proceeds thereof for payment in respect thereof. If distributions on the CDO Collateral are insufficient to make payments on the CDOs, no other assets will be available for payment of the deficiency and following realization of the CDOs, the obligations of such issuer to pay such deficiency generally will be extinguished.
The performance of CDOs will be adversely affected by macroeconomic factors, including (i) general economic conditions affecting capital markets and participants therein, (ii) the economic downturns and uncertainties affecting economies and capital markets worldwide, (iii) concern about financial performance, accounting and other issues relating to various publicly traded companies and (iv) changes in accounting and reporting standards and bankruptcy legislation.
Issuers of CDOs may acquire interests in loans and other debt obligations by way of sale, assignment or participation. The purchaser of an assignment typically becomes a lender under the credit agreement with respect to the loan or debt obligation; however, its rights can be more restricted than those of the assigning institution. In purchasing participations, an issuer of CDOs will usually have a contractual relationship only with the selling institution, and not the borrower. The CDO generally will have neither the right directly to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, nor have the right to object to certain changes to the loan agreement agreed to by the selling institution. The CDO may not directly benefit from the collateral supporting the related loan and may be subject to any rights of set-off the borrower has against the selling institution. In addition, in the event of the insolvency of the selling institution, under the laws of the United States and the states thereof, the CDO may be treated as a general creditor of such selling institution, and may not have any exclusive or senior claim with respect to the selling institution’s interest in, or the collateral with respect to, the loan. Consequently, the CDO may be subject to the credit risk of the selling institution as well as of the borrower.
Further, CDOs (particularly the subordinated interests) may provide that, to the extent funds are not available to pay interest, such interest will be deferred or paid “in kind” and added to the outstanding principal balance of the related security. Generally, the failure by the issuer of a CDO to pay interest in cash does not constitute an event of default as long as a more senior class of CDOs of such issuer is outstanding and the holders of CDOs that have failed to pay interest in cash (including the Fund) will not have available to them any associated default remedies.
The manager of a CDO is typically not under any obligation to share any investment opportunity, idea or strategy with the issuer of the CDO or with CDO trancheholders. As a result, a manager of a CDO may compete with the issuer of a CDO or with CDO tranche-holders for appropriate investment opportunities and will be under no duty or obligation to share such investment opportunities. Furthermore, a manager of a CDO, its agents and advisors and their respective affiliates, investment partnerships and clients may invest in securities that are senior to, or have interests different from or adverse to, the securities owned or entered into by the CDO. In addition, a manager of a CDO who also holds one or more debt or equity tranches of the CDO may not act in accordance with the best interests at the CDO as a whole and instead, may act in a manner designed to favor its particular economic interests as CDO holder.
Collateralized Loan Obligations
In the case of most CLOs, the structured finance securities are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches have a priority in right of payment to subordinated/equity tranches.
In light of the above, CLOs may therefore present risks similar to those of other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLOs depending upon the Fund’s ranking in the capital structure. In certain cases, losses may equal the total amount of the Fund’s principal investment. Investments in structured vehicles, including equity and junior debt securities issued by CLOs, involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations.
In addition to the general risks associated with investing in debt securities, CLO securities carry additional risks, including: (i) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) investments in CLO equity and junior debt tranches will likely be subordinate in right of payment to other senior classes of CLO debt; and (iv) the complex structure of a particular security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Additionally, changes in the collateral held by a CLO may cause payments on the instruments held by the Fund to be reduced, either temporarily or permanently. CLOs also may be subject to prepayment risk. Further, the performance of a CLO may be adversely affected by a variety of factors, including the security’s priority in the capital structure of the issuer thereof, the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets. There are also the risks that the trustee of a CLO does not properly carry out its duties to the CLO, potentially resulting in loss to the CLO. In addition, the complex structure of the security may produce unexpected investment results, especially during times of market stress or volatility.
Investing in securities of CLOs involves the possibility of investments being subject to potential losses arising from material misrepresentation or omission on the part of borrowers whose loans make up the assets of such entities. Such inaccuracy or incompleteness may adversely affect the valuation of the receivables or may adversely affect the ability of the relevant entity to perfect or effectuate a lien on the collateral securing its assets. The CLOs in which the Fund invests will rely upon the accuracy and completeness of representations made by the underlying borrowers to the extent reasonable, but cannot guarantee such accuracy or completeness. The quality of the Fund’s investments in CLOs is subject to the accuracy of representations made by the underlying borrowers. In addition, the Fund is subject to the risk that the systems used by the originators of CLOs to control for accuracy are defective. Under certain circumstances, payments to the Fund may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance or a preferential payment.
To the extent underlying default rates with respect to the securities in which the Fund invests occur or otherwise increase, the performance of the Fund’s investments may be adversely affected. The rate of defaults and losses on debt instruments will be affected by a number of factors, including global, regional and local economic conditions in the area where the borrower operates, the financial circumstances of the borrower as well as the general market conditions. A decline in global markets (or any particular sub-market thereof) may result in higher delinquencies and/or defaults as borrowers may not be able to repay or refinance their outstanding debt obligations when due for a variety of reasons, which may adversely affect the performance of the Fund’s investments.
CLOs typically will have no significant assets other than the assets underlying such CLOs, including secured loans, leveraged loans, project finance loans, unsecured loans, cash collateralized letters of credit and other asset-backed obligations, and/or instruments (each of which may be listed or unlisted and in bearer or registered form) that serve as collateral. Payments on the CLO securities are and will be payable solely from the cash flows from the collateral, net of all management fees and other expenses.
The failure by a CLO in which the Fund invests to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, could lead to a reduction in its payments to the Fund. In the event that a CLO fails certain tests, holders of CLO senior debt may be entitled to additional payments that would, in turn, reduce the payments the Fund would otherwise be entitled to receive. Separately, the Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting CLO or any other investment the Fund may make. If any of these occur, it could materially and adversely affect the Fund’s returns.
Issuers may be subject to management, administration and incentive or performance fees. Payment of such additional fees will adversely impact on the returns achieved by the Fund.
The Fund may hold securities that are in a first loss or subordinated position with respect to realized losses on the collateral of its issuers. The leveraged nature of CLOs, in particular, magnifies the adverse impact of loan defaults. CLO investments represent a leveraged investment with respect to the underlying loans. Therefore, changes in the market value of the CLO investments could be greater than the change in the market value of the underlying loans, which are subject to credit, liquidity and interest rate risk.
The Fund’s investments and the assets that collateralize them may prepay more quickly than expected and have an impact on the value of the Fund. Prepayment rates are influenced by changes in interest rates and a variety of factors beyond the Fund’s control and consequently cannot be accurately predicted. Early prepayments give rise to increased re-investment risk, as the Fund or a CLO collateral manager might realize excess cash from prepayments earlier than expected. If the Fund or a CLO collateral manager is unable to reinvest such cash in a new investment with an expected rate of return at least equal to that of the investment repaid, this may reduce net income and the fair value of that asset.
The Fund is expected to rely on CLO collateral managers to administer and review the portfolios of collateral they manage. The actions of the CLO collateral managers may significantly affect the return on investments. The ability of each CLO collateral manager to identify and report on issues affecting its securitization portfolio on a timely basis could also affect the return on investments, as the Fund may not be provided with information on a timely basis in order to take appropriate measures to manage its risks. The Fund is also expected to rely on CLO collateral managers to act in the best interests of a CLO it manages. If any CLO collateral manager were to act in a manner that was not in the best interest of the CLOs (e.g., gross negligence, with reckless disregard or in bad faith), this could adversely impact the overall performance of investments.
There could in the future be circumstances when uncertainty exists with respect to the roles of certain parties in respect of the Fund’s issuers. Various issues may arise for which there may not be a clear answer in the transaction documents of such issuers, such as, for example only, whether the trustee is obligated to actively search for breaches of representations and warranties, whether holders of the issuer should be allowed access to all deal documents and whether principal forgiveness should be treated as a realized loss. The manner in which these open issues are resolved, specifically those which impact the receipt and allocation of underlying cash flows and losses, could adversely impact the Fund’s current and future investments in issuers.
The failure of servicers to effectively service the loans underlying certain of the investments in the Fund would materially and adversely affect the Fund. Most securitizations of loans require a servicer to manage collections on each of the underlying loans. Both default frequency and default severity of loans may depend upon the quality of the servicer. If servicers are not vigilant in encouraging borrowers to make their monthly payments, the borrowers may be far less likely to make these payments, which could result in a higher frequency of default. If servicers take longer to liquidate non-performing assets, loss severities may tend to be higher than originally anticipated. The failure of servicers to effectively service the receivables underlying certain assets in the Fund’s investments could negatively impact the value of its investments and its performance. Servicer quality is of prime importance in the default performance of certain personal loans. Servicers may go out of business which would require a transfer of servicing to another servicer. Such transfers take time and loans may become delinquent because of confusion or lack of attention. Servicers may be required to advance interest on delinquent loans to the extent the servicer deems those advances recoverable. In the event the servicer does not advance, interest may be interrupted even on more senior securities. Servicers may also advance more than is in fact recoverable once a defaulted loan is disposed, and the loss to the trust may be greater than the outstanding principal balance of that loan (greater than 100% loss severity). For securitizations with corporate loans, the collateral manager’s role in reinvestment of principal amortization in performing credits and with respect to loans that default, as well as its ability to actively manage the portfolio through trading, will have a significant impact on the value of the underlying collateral and the performance of its securitization. If the collateral manager reinvests proceeds into loans which then default, does not sell loans before such loans default close to the original purchase price or does not effectively contribute to a restructuring process to maximize value of the loan the securitization owns, the collateral manager could materially and adversely impact the Fund’s investments.
The Fund’s investment strategy with respect to certain investments (or types of investments) may be based, in part, upon the premise that interests in issuers and/or an issuer’s underlying collateral that are otherwise performing may from time to time be available for participation by the Fund at “discounted” rates or at “undervalued” prices. Purchasing debt instruments and/or other interests at what may appear to be “undervalued” or “discounted” levels is no guarantee that these investments will generate attractive risk-adjusted returns to the Fund or will not be subject to further reductions in value. For reasons not necessarily attributable to any of the risks set forth herein (for example, supply/demand imbalances or other market forces), the prices of the debt instruments and other securities in which the Fund invests may decline substantially. In particular, purchasing debt instruments or other assets at what may appear to be “undervalued” or “discounted” levels is no guarantee that these assets will not be trading at even lower levels at a time of valuation or at the time of sale. It may not be possible to predict such “spread widening” risk. Additionally, the perceived discount in pricing from previous environments described herein may still not reflect the true value of the collateral assets underlying debt instruments in which the Fund invests.
The fair value of investments may be significantly affected by changes in interest rates. Investments in senior-secured loans through CLOs are sensitive to interest rate levels and volatility. Although CLOs are generally structured to mitigate the risk of interest rate mismatch, there may be some difference between the timing of interest rate resets on the assets and liabilities of a CLO. Such a mismatch in timing could have a negative effect on the amount of funds distributed to CLO investors. In addition, CLOs may not be able to enter into hedge agreements, even if it may otherwise be in the best interests of the CLO to hedge such interest rate risk. Furthermore, in the event of a significant rising interest rate environment and/or economic downturn, loan defaults may increase and result in credit losses that may adversely affect the Fund’s cash flow, fair value of its assets and operating results.
The senior-secured loans underlying CLOs typically have floating interest rates. A rising interest rate environment may increase loan defaults, resulting in losses for the CLOs and the Fund. Further, a general rise in interest rates will increase the financing costs of the CLOs. However, since many of the senior secured loans within these CLOs have floors based on the Secured Overnight Financing Rate (“SOFR”) or another reference rate, there may not be corresponding increases in investment income constraining distributions to investors in these CLOs. CLOs typically obtain financing at a floating rate based on SOFR or another reference rate.
CLOs are typically actively managed by an investment manager, and as a result the interests therein are traded, subject to credit rating agency and other constraints, by such investment manager. The aggregate return on the CLO equity securities will depend in part upon the ability of each investment manager to actively manage the issuer’s portfolio of assets. Additionally, CLOs may be negatively impacted by rating agency actions, and if the securities issued by, or the portfolio securities of, a CLO are downgraded, the Fund’s investment may decline in value. It is possible that an affiliate of the Fund may participate (in certain instances) in the review and approval of the initial collateral selection of the Fund’s issuers as well as any collateral additions to the portfolio. In times of market stress, valuation of CLO securities may reflect wide bid-ask spreads from numerous valuation sources and be subject to good faith valuations. However, the exercise of control over an issuer could expose the assets of the Fund to claims by such issuer, its investors and its creditors. While the Adviser intends to manage the Fund in a manner that will minimize the exposure of these risks, the possibility of successful claims cannot be precluded.
Between the closing date and the effective date of a CLO, the CLO collateral manager will generally expect to purchase additional collateral obligations for the CLO. During this period, the price and availability of these collateral obligations may be adversely affected by a number of market factors, including price volatility and availability of investments suitable for the CLO, which could hamper the ability of the collateral manager to acquire a portfolio of collateral obligations that will satisfy specified concentration limitations and allow the CLO to reach the target initial par amount of collateral prior to the effective date. An inability or delay in reaching the target initial par amount of collateral may adversely affect the timing and amount of interest or principal payments received by the holders of the CLO debt securities and distributions on the CLO equity securities and could result in early redemptions which may cause CLO debt and equity investors to receive less than face value of their investment.
Interest Rate Risk
The Fund is subject to financial market risks, including changes in interest rates. General interest rate fluctuations may have a substantial negative impact on the Fund’s ability to make investments, the value of its investments and its ability to realize gains from the disposition of investments and, accordingly, have a material adverse effect on the Fund’s investment objectives and its rate of return on invested capital. In addition, an increase in interest rates would make it more expensive to use debt for the Fund’s financing needs.
During periods of falling interest rates, payments under the floating rate debt instruments that the Fund holds would generally decrease, resulting in less revenue to the Fund. In the event of a sharply rising interest rate environment, such as during 2022 and 2023, payments under floating rate debt instruments generally would rise and there may be a significant number of issuers of such floating rate debt instruments that would be unable or unwilling to pay such increased interest costs and may otherwise be unable to repay their loans. Investments in floating rate debt instruments may also decline in value in response to rising interest rates if the interest rates of such investments do not rise as much, or as quickly, as market interest rates in general. Similarly, during periods of rising interest rates, fixed-rate debt instruments may decline in value because the fixed rates of interest paid thereunder may be below market interest rates.
Debt-Oriented Real Estate Investments Risks
The Fund may invest in debt, including “mezzanine” investments (and may also make equity investments) in or relating to real estate-related businesses, assets or interests. Any deterioration of real estate fundamentals generally, and in the U.S., Canada, and Europe in particular, could negatively impact the performance of the Fund by making it more difficult for portfolio companies to satisfy their debt payment obligations, increasing the default risk and making it more difficult for the Fund to generate attractive risk-adjusted returns. Changes in general economic conditions will affect the creditworthiness of portfolio companies and the value of the underlying real estate collateral relating to the Fund’s investments and may include economic and market fluctuations, changes in environmental and zoning laws, casualty or condemnation losses, regulatory limitations on rents, decreases in property values, changes in the appeal of properties to tenants, changes in supply and demand, fluctuations in real estate fundamentals, the financial resources of issuers and borrowers, changes in building, environmental and other laws, labor, energy and supply shortages, various uninsured or uninsurable risks, natural disasters, political events, changes in government regulations, changes in real property tax rates and tax credits, changes in operating expenses, changes in capital expenditure costs, changes in interest rates, changes in foreign exchange rates, changes in the availability of debt financing and mortgage funds, which may render the sale or refinancing of properties difficult or impracticable, increased mortgage defaults, increases in borrowing rates, negative developments in the economy or political climate that depress travel activity, environmental liabilities, contingent liabilities on a disposition of assets, acts of God, terrorist attacks, war, adverse changes in real estate values generally and other factors that are beyond the control of the Adviser. The value of securities of companies which service the real estate business sector may also be affected by such risks.
Investments in Middle-Market Companies
Investments in middle-market companies such as those that the Fund may invest in, while often presenting greater opportunities for growth, may also entail larger risks than are customarily associated with investments in large companies. Middle-market companies may have more limited product lines, capitalization, markets and financial resources, and may be dependent on a smaller management group. As a result, such companies may be more vulnerable to general economic trends and to specific changes in markets and technology. In addition, future growth may be dependent on additional financing, which may not be available on acceptable terms when required. Furthermore, there is ordinarily a more limited marketplace for the sale of interests in smaller, private companies, which may make realizations of gains more difficult, by requiring sales to other private investors. In addition, the relative illiquidity of investments held by closed-end funds generally, and the somewhat greater illiquidity of closed-end fund investments in middle-market companies, could make it difficult for the Fund to react quickly to negative economic or political developments.
Private Credit Risk
The Fund intends to obtain exposure to select less liquid or illiquid private credit investments. Typically, private credit investments are not traded in public markets and are illiquid, such that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. The Fund may, from time to time or over time, focus its private credit investments in a particular industry or sector or select industries or sectors. Investment performance of such industries or sectors may thus at times have an out-sized impact on the performance of the Fund. Additionally, private credit investments can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations. The issuers of the Fund’s private credit investment will often be leveraged, as a result of recapitalization transactions, and may not be rated by national credit rating agencies.
Private Placements Risk
In addition to the general risks to which all securities are subject, securities received in a private placement generally are subject to strict restrictions on resale, and there may be no liquid secondary market or ready purchaser for such securities, and a liquid secondary market may never develop. Therefore, the Fund may be unable to dispose of such securities when it desires to do so, or at the most favorable time or price. Private placements may also raise valuation risks.
Restricted Securities Risk
The Fund may invest in restricted securities. Restricted securities are less liquid than securities traded in the open market because of statutory and contractual restrictions on resale. Such securities are, therefore, unlike securities that are traded in the open market, which can be expected to be sold immediately if the market is adequate. However, the Fund could sell such securities in privately negotiated transactions with a limited number of purchasers or in public offerings under the 1933 Act. Convertible subordinated units of master limited partnerships convert to publicly-traded common units upon the passage of time and/or satisfaction of certain financial tests. Although the means by which convertible subordinated units convert into senior common units depend on a security’s specific terms, convertible subordinated units typically are exchanged for common shares. Restricted securities are subject to statutory and contractual restrictions on their public resale, which may make it more difficult to value them, may limit the Fund’s ability to dispose of them and may lower the amount the Fund could realize upon their sale. To enable the Fund to sell its holdings of a restricted security not registered under the 1933 Act, the Fund may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the
Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration in order to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.
Inflation Risk
Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of investments and distributions can decline. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to Shareholders.
Preferred Stock
Preferred stock generally has a preference as to dividends and upon the event of liquidation over an issuer’s common stock, but it ranks junior to debt securities in an issuer’s capital structure. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate, but unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer’s common stock until all unpaid preferred stock dividends have been paid. Preferred stock may also be subject to optional or mandatory redemption provisions.
Equity Investments
The Fund may make select equity investments. In addition, in connection with our debt investments, the Fund on occasion may receive equity interests such as warrants or options as additional consideration. The equity interests the Fund receives may not appreciate in value and, in fact, may decline in value. Accordingly, the Fund may not be able to realize gains from its equity interests, and any gains that it does realize on the disposition of any equity interests may not be sufficient to offset any other losses it experiences.
Convertible Securities
Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security generally entitles its holder to receive interest or a dividend until the convertible security matures or is redeemed or converted. Convertible securities generally: (i) have higher yields than the dividends on the underlying common stocks, but lower yields than non-convertible securities of a comparable duration; (ii) are less volatile in price than the underlying common stock due to their fixed-income characteristics; (iii) have a significant option component to their value which is directly impacted by the prevailing market volatility and interest rates; and (iv) provide the potential for capital appreciation if the market price of the underlying common stock increases.
The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion feature) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase) as well as market volatility (with the conversion value increasing as market volatility increases). The credit standing of the issuer and other factors may also have an effect on investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent that the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed-income security. Generally, the amount of the premium decreases (as with an option) as the convertible security approaches maturity.
A convertible security may be subject to redemption at the option of the issuer. If a convertible security held by the Fund is called for redemption, the Fund will be required either to permit the issuer to redeem the security or convert it into the underlying common stock. Either of these actions could have an adverse effect on the value of the position.
London Interbank Offered Rate (“LIBOR”) Cessation
Settings of LIBOR ceased being published on a representative basis on June 30, 2023, and publication of many non-U.S. dollar LIBOR settings has been entirely discontinued. In addition, publication of the one-, three- and six-month tenors of U.S. dollar LIBOR on a non-representative synthetic basis ceased on September 30, 2024. Various alternative rates for U.S. dollar LIBOR, including SOFR and the Sterling Overnight Index Average (SONIA), began publication over the past few years, and additional proposals for alternative reference rates have been announced and/or have already begun publication. Given the inherent differences between LIBOR and SOFR, or any other alternative benchmark rate that may be established, the transition away from LIBOR to alternative reference rates has been complex and could have an adverse effect on the Fund’s business, financial condition and results of operations, including as a result of any changes in the pricing of the Fund’s investments, changes to the documentation for certain of the Fund’s investments and the pace of such changes, disputes and other actions regarding the interpretation of current and prospective loan documentation or modifications to processes and systems.
Limited Amortization Requirements
The Fund may invest in loans that have limited mandatory amortization requirements. While these loans may obligate an issuer to repay the loan out of asset sale proceeds, with annual excess cash flow or by refinancing upon maturity, repayment requirements may be subject to substantial limitations that would allow an issuer to retain such asset sale proceeds or cash flow, thereby extending the expected weighted average life of the investment. In addition, a low level of amortization of any debt over the life of the investment may increase the risk that an issuer will not be able to repay or refinance the loans held by the Fund when it matures.
Securities on a When-Issued or Forward Commitment Basis
The Fund may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis to acquire the security or to hedge against anticipated changes in interest rates and prices. When such transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it might incur a gain or loss. There is always a risk that the securities may not be delivered and that the Fund may incur a loss. Settlements in the ordinary course, which may take substantially more than five business days, are not treated by the Fund as when-issued or forward commitment transactions. The settlements of secondary market purchases of senior loans in the ordinary course, on a settlement date beyond the period expected by loan market participants are subject to delayed compensation. Furthermore, the purchase of a senior loan in the secondary market is typically negotiated and finalized pursuant to a binding trade confirmation, and therefore, the risk of non-delivery of the security to the Fund is reduced or eliminated when compared with such risk when investing in when-issued or forward commitment securities.
Prepayment Risk
Prepayment risk relates to the early repayment of principal on a loan or debt security. Loans are generally callable at any time, and certain loans may be callable at any time at no premium to par. The Adviser is generally unable to predict the rate and frequency of such repayments. Whether a loan is called will depend both on the continued positive performance of the issuer and the existence of favorable financing market conditions that allow such issuer the ability to replace existing financing with less expensive capital. As market conditions change frequently, the Adviser will often be unable to predict when, and if, this may be possible for each of the Fund’s issuers. Having the loan or other debt instrument called early may have the effect of reducing the Fund’s actual investment income below its expected investment income if the capital returned cannot be invested in transactions with equal or greater yields.
Hedging Risk
The Fund may utilize financial instruments for risk management purposes in order to: (i) protect against possible changes in the market value of the Fund’s investment portfolio resulting from fluctuations in the securities markets and changes in interest rates; (ii) protect the Fund’s unrealized gains in the value of the Fund’s investment portfolio; (iii) facilitate the sale of any such investments; (iv) preserve returns, spreads or gains on any investment in the Fund’s portfolio; (v) hedge the interest rate or currency exchange rate on any of the Fund’s liabilities or assets; (vi) protect against any increase in the price of any securities the Fund anticipates purchasing at a later date; or (vii) for any other reason that the Adviser deems appropriate.
While the Fund may enter into hedging transactions to seek to reduce risk, such transactions may result in a poorer overall performance for the Fund than if it has not engaged in any such hedging transaction. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. The success of the hedging strategy of the Fund is subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolios being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy is also subject to the Adviser’s ability to continually recalculate, readjust and execute hedges in an efficient and timely manner.
The Adviser may seek to hedge all or a portion of the Fund’s foreign currency risk. For example, the Fund may enter into foreign currency forward contracts to reduce the Fund’s exposure to foreign currency exchange rate fluctuations in the value of foreign currencies. In a foreign currency forward contract, the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. Forward foreign currency contracts are marked-to-market at the applicable forward rate. There is no guarantee that it will be practical to hedge currency risks or that any efforts to do so will be successful. The use of foreign currency forward contracts is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments, and there is no guarantee that the use of foreign currency forward contracts will achieve their intended result. If the Adviser is incorrect in its expectation of the timing or level of fluctuation in securities prices, currency prices or other variables, the use of foreign currency forward contracts could result in losses, which in some cases may be significant. A lack of correlation between changes in the value of foreign currency forward contracts and the value of the portfolio assets (if any) being hedged could also result in losses.
Derivatives Risks
The Fund may use various derivative instruments, such as options, futures, forwards, commodities, swaps and swaptions (including interest rate and credit default swaps). Generally, derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index, and may relate to individual debt or equity instruments, interest rates, currencies or currency exchange rates, commodities, related indexes and other assets. The Fund may, directly or indirectly, use various derivative instruments including options contracts, futures contracts, forward contracts, options on futures contracts, indexed securities, credit default swaps, interest rate swaps and other swap agreements primarily for hedging and risk management purposes. The Fund may treat reverse repurchase agreements and similar financing transactions as derivatives. The Fund also may use derivative instruments for investment purposes and/or to approximate or achieve the economic equivalent of an otherwise permitted investment (as if the Fund directly invested in the securities, loans or claims of the subject portfolio company) or if such instruments are related to an otherwise permitted investment. The Fund’s use of derivative instruments involves investment risks and transaction costs to which the Fund would not be subject absent the use of these instruments and, accordingly, may result in losses greater than if they had not been used. The use of derivative instruments may have risks including, among others, leverage risk, market risk, volatility risk, duration mismatch risk, correlation risk, counterparty risk, market liquidity risk, fund liquidity risk and legal and operational risk. When used for hedging or synthetic investment purposes, an imperfect or variable degree of correlation between price movements of the derivative instrument and the underlying investment sought to be hedged or tracked may prevent the Fund from achieving the intended hedging effect or expose the Fund to the risk of loss. Derivative instruments, especially when traded in large amounts by the Fund or other investors with a concentrated exposure, may not be liquid in all circumstances, so that in volatile markets the Fund may not be able to close out a position without incurring a loss. In addition, daily limits on price fluctuations and speculative position limits on exchanges on which the Fund may conduct its transactions in derivative instruments may prevent prompt liquidation of positions, subjecting the Fund to the potential of greater losses. Exchange-traded derivatives may experience increased settlement risk when trade volumes dramatically increase such that a futures commission merchant or options exchange may not be able to reconcile their positions in the ordinary course. This could cause a delay in calculation of the NAV of the Fund and result in losses. Derivative instruments that may be purchased or sold by the Fund may include instruments not traded on an exchange. Derivative instruments not traded on exchanges are also not subject to the same type of government regulation as exchange traded instruments, and many of the protections afforded to participants in a regulated environment may not be available in connection with such transactions. In addition, significant disparities may exist between “bid” and “asked” prices for derivative instruments that are not traded on an exchange. Additionally, when a company defaults or files for protection from creditors (e.g., U.S. chapter 11 proceedings), the use of derivative instruments presents special risks associated with the potential imbalance between the derivatives market and the underlying securities market. In such a situation, physical certificates representing such securities may be required to be delivered to settle trades and the potential shortage of such actual certificates relative to the number of derivative instruments may cause the price of the actual certificated debt securities to rise, which may adversely affect the holder of such derivative instruments. The risk of nonperformance by the counterparty on such an instrument may be greater and the ease with which the Fund can dispose of or enter into closing transactions with respect to such an instrument may be less than in the case of an exchange traded instrument. The stability and liquidity of derivative investments depend in large part on the creditworthiness of the parties to the transactions. If there is a default by the counterparty to such a transaction, the Fund will under most normal circumstances have contractual remedies pursuant to the agreements related to the transaction. However, exercising such contractual rights may involve delays or costs which could result in a loss to the Fund. Furthermore, there is a risk that any of such counterparties could become insolvent. It should be noted that in purchasing derivative instruments, the Fund typically will not have the right to vote on matters requiring a vote of holders of the underlying investment. Moreover, derivative instruments, and the terms relating to the purchase, sale or financing thereof, are also typically governed by complex legal agreements. As a result, there is a higher risk of dispute over interpretation or enforceability of the agreements. It should also be noted that the regulation of derivatives is evolving in the United States and in other jurisdictions and is expected to increase, which could impact the Fund’s ability to transact in such instruments and the liquidity of such instruments. The Adviser may cause the Fund to take advantage of investment opportunities with respect to derivative instruments that are neither presently contemplated nor currently available, but which may be developed in the future, to the extent such opportunities are both consistent with the Fund’s investment objective and legally permissible. Any such investments may expose the Fund to unique and presently indeterminate risks, the impact of which may not be capable of determination until such instruments are developed and/or the Adviser determines to make such an investment.
Options and Futures Risk
The Fund may utilize options and futures contracts and so-called “synthetic” options or other derivatives written by broker-dealers or other permissible intermediaries. Options transactions may be effected on securities exchanges or in the OTC market. When options are purchased OTC, the Fund’s portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and, in such cases, the Fund may have difficulty closing out its position. OTC options also may include options on baskets of specific securities.
The Fund may purchase call and put options on specific securities, and may write and sell covered or uncovered call and put options for hedging purposes in pursuing its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A covered call option is a call option with respect to which the seller of the option owns the underlying security. The sale of a call option exposes the seller during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security that might otherwise have been sold to protect against depreciation in the market price of the security. In the sale of a put, losses may be significant and, in the sale of a call, losses can be unlimited.
The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. In such a case, the Fund will realize a profit or loss if the amount paid to purchase an option is less or more than the amount received from the sale of the option.
Purchasing a futures contract creates an obligation to take delivery of the specific type of financial instrument at a specific future time at a specific price for contracts that require physical delivery, or net payment for cash-settled contracts. Engaging in transactions in futures contracts involves risk of loss to the Fund. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. All terms of futures contracts are set forth in the rules of the exchange on which the futures contracts are traded. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. Successful use of futures also is subject to the Adviser’s ability to predict correctly the direction of movements in the relevant market, and, to the extent the transaction is entered into for hedging purposes, to determine the appropriate correlation between the transaction being hedged and the price movements of the futures contract. Futures contracts may be subject to price swings in daily settlements with exchanges and clearing houses.
Credit Derivatives
The Fund may engage in trading or investing in credit derivative contracts, which are contracts that transfer price, spread and/or default risks of debt and other instruments from one party to another, both for bona fide hedging of existing long and short positions, but also for independent profit opportunities. Such instruments may include one or more credits. The market for credit derivatives may be relatively illiquid, and there are considerable risks that may make it difficult either to buy or sell the contracts as needed or at reasonable prices. There are also risks with respect to credit derivatives in determining whether an event will trigger payment under the contract and whether such payment will offset the loss or payment due under another instrument. Generally, a credit event means bankruptcy, a failure to pay, the acceleration of an obligation or modified restructuring of a credit obligation or instrument.
The Fund may be either the buyer or seller in these transactions. If the Fund is a buyer of credit protection and no credit event occurs, the Fund may recover nothing. Worse still, if a credit event occurs, the Fund, as a buyer, typically will receive full notional value for a reference obligation that may have little or no value. Buyers of credit derivatives carry the risk of non-performance by the seller due to an inability to pay.
As a seller of credit protection, the Fund would typically receive a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligations. Sellers of credit derivatives carry the inherent price, spread and default risks of the underlying instruments.
Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to liquidity risk and credit risk. A buyer of credit protection also may lose its investment and recover nothing should no credit event occur. If a credit event were to occur, the value of the reference obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Further, in certain circumstances, the buyer can receive the notional value of a credit default swap only by delivering a physical security to the seller, and is at risk if such deliverable security is unavailable or illiquid. Such a delivery “crunch” is a distinct risk of these investments.
The credit derivatives market is a rapidly evolving market. As a result, different participants in the credit derivatives markets may have different practices or interpretations with respect to applicable terms and definitions, and ambiguities concerning such terms or definitions, may be interpreted or resolved in ways that are adverse to the Fund. Additionally, there may be circumstances and market conditions (including the possibility of a large number of buyers of credit default swaps being required to deliver the same physical security in the same time frame) that have not yet been experienced that could have adverse effects on the Fund’s investments.
The regulation of derivatives in the United States and other countries is a rapidly changing area of law and is subject to ongoing modification by governmental and judicial action. Accordingly, the impact of this evolving regulatory regime on the Fund is difficult to predict, but it could be substantial and adverse.
Interest Rate Swaps Risk
The Fund may enter into interest rate swap agreements with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect itself from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.
Short Sales Risk
The Fund may engage in short selling. Short selling involves selling securities that are not owned and borrowing the same securities for delivery to the purchaser, with an obligation to replace the borrowed securities at a later date. Short selling allows an investor to profit from declines in market prices to the extent such declines exceed the transaction costs and the costs of borrowing the securities. A short sale creates the risk of an unlimited loss, as the price of the underlying security could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase. Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss. For these reasons, short selling is considered a speculative investment practice.
The Fund may also effect short sales “against the box.” These transactions involve selling short securities that are owned (or that the Fund has the right to obtain). When the Fund enters into a short sale against the box, it will set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will hold such securities while the short sale is outstanding. The Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against the box.
Forward Contracts Risk
The Fund may invest in deliverable forward contracts and options thereon, which, unlike futures contracts, are not traded on exchanges, and are not standardized; rather, banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. Deliverable forward and “cash” trading is substantially unregulated; there is no limitation on daily price movements and speculative position limits are not applicable. For example, there are no requirements with respect to record-keeping, financial responsibility or segregation of customer funds or positions. In contrast to exchange-traded futures contracts, interbank traded instruments rely on the dealer or counterparty being contracted with to fulfill its contract. As a result, trading in interbank non-U.S. exchange contracts may be subject to more risks than futures or options trading on regulated exchanges, including the risk of default due to the failure of a counterparty with which the Fund has forward contracts.
Although the Adviser seeks to trade with responsible counterparties, failure by a counterparty to fulfill its contractual obligation could expose the Fund to unanticipated losses. The principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain currencies or commodities or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. Disruptions can occur in any market traded by the Fund due to unusually high or low trading volume, political intervention or other factors. The imposition of credit controls by government authorities might also limit such forward (and futures) trading to less than that which the Adviser would otherwise recommend, to the possible detriment of the Fund. The CFTC regulates non-deliverable forwards (including deliverable forwards where the parties do not take delivery). Changes in the forward markets may entail increased costs and result in burdensome reporting requirements. There is currently no limitation on the daily price movements of forward contracts. Principals in the forward markets have no obligation to continue to make markets in the forward contracts traded.
Highly Volatile Markets; Foreign Exchange Risk
Price movements of forwards, futures, derivative contracts and other financial instruments in which the Fund’s assets may be invested can be highly volatile and are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. In addition, governments from time to time intervene in certain markets, directly and by regulation, particularly in currencies, futures and options. Such intervention is often intended to directly influence prices and may, together with other factors, cause some or all of these markets to move rapidly in the same direction. The effect of such intervention is often heightened by a group of governments acting in concert.
Counterparty Risk
The Fund is exposed to the risk that third parties that may owe the Fund, or its issuers, money, securities or other assets will not perform their obligations. These parties include trading counterparties, clearing agents, exchanges, clearing houses, custodians, prime brokers, administrators and other intermediaries. These parties may default on their obligations to the Fund or its issuers, due to bankruptcy, lack of liquidity, operational failure or other reasons. This risk may arise, for example, from entering into swap or other derivative contracts under which counterparties have long-term obligations to make payments to the Fund or its issuers, or executing securities, futures, currency or commodity trades that fail to settle at the required time due to non-delivery by the counterparty or systems failure by clearing agents, exchanges, clearing houses or other intermediaries. Also, any practice of rehypothecation of securities of the Fund or its issuers held by counterparties could result in the loss of such securities upon the bankruptcy, insolvency or failure of such counterparties. In addition, any of the Fund’s cash held with a prime broker, custodian or counterparty may not be segregated from the prime broker’s, custodian’s or counterparty’s own cash, and the Fund therefore may rank as an unsecured creditor in relation thereto. The inability to recover the Fund’s assets could have a material impact on the performance of the Fund. The consolidation and elimination of counterparties resulting from the disruption in the financial markets has generally increased the concentration of counterparty risk and has decreased the number of potential counterparties.
Non-Performing Investments
It is anticipated that certain debt instruments held by the Fund, or their underlying collateral, will be non-performing and possibly in default. Furthermore, the obligor or relevant guarantor may also be in bankruptcy or liquidation.
Issuers of such investments are typically highly leveraged, with significant burdens on cash flow and, therefore, involve a high degree of financial risk. During an economic downturn or recession, securities of financially troubled or operationally troubled issuers are more likely to go into default than securities or instruments of other issuers. Securities or instruments of financially troubled issuers and operationally troubled issuers are less liquid and more volatile than securities or instruments of companies not experiencing financial difficulties. Investment, directly or indirectly in the financially and/or operationally troubled issuers involves a high degree of credit and market risk.
These difficulties may never be overcome and may cause borrowers to become subject to bankruptcy or other similar administrative proceedings. There is a possibility that the Fund may incur substantial or total losses on its investments and in certain circumstances, subject the Fund to certain additional potential liabilities that may exceed the value of the Fund’s original investment therein. There can be no assurance as to the amount and timing of payments, if any, with respect to these types of loans. Sub-performing and/or non-performing credit assets are often higher risk investments.
Risks of Certain Non-U.S. Investments
The Fund may invest a portfolio of its assets outside of the U.S. Non-U.S. securities or instruments involve certain factors not typically associated with investing in U.S. securities or instruments, including risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various non-U.S. currencies in which the Fund’s non-U.S. investments are denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) differences in conventions relating to documentation, settlement, corporate actions, stakeholder rights and other matters; (iii) differences between the U.S. and non-U.S. securities markets, including higher rates of inflations, higher transaction costs and potential price volatility in, and relative illiquidity of, some non-U.S. securities markets; (iv) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less governmental supervision and regulation in some countries; (v) certain economic, social and political risks, including potential exchange control regulations and restrictions on non-U.S. investment and repatriation of capital, the risks of political, economic or social instability, including the risk of sovereign defaults, and the possibility of expropriation or confiscatory taxation and adverse economic and political development; (vi) the possible imposition of non-U.S. taxes on income and gains recognized with respect to such securities or instruments; (vii) differing, and potentially less well developed or well-tested laws regarding creditor’s rights (including the rights of secured parties), corporate governance, fiduciary duties and the protection of investors; (viii) difficulty in enforcing contractual obligations; (ix) differences in the legal and regulatory environment or enhanced legal and regulatory compliance; (x) reliance on a more limited number of commodity inputs, service providers and/or distribution mechanisms; (xi) political hostility to investments by foreign or private investment fund investors; and (xii) less publicly available information.
In addition, the Fund’s investments in the debt of issuers located in certain non-U.S. jurisdictions may be adversely affected as a result of the ownership or control of an equity stake in such issuers by the Adviser and/or its affiliates. For example, in certain circumstances, the Fund could be subject to German “equity substitution rules” (similar to equitable subordination in the United States) if an issuer in which the Fund holds a debt investment and in which the Adviser and/or its affiliates holds an equity investment was to become insolvent. In such case, among other things, (i) the Fund may not be able to enforce its rights with respect to collateral, if any, (ii) the debt held by the Fund may be subordinated and (iii) the receiver may be entitled to reclaim amounts paid to the Fund within one year of the filing for commencement of insolvency proceedings or thereafter. The laws of other non-U.S. jurisdictions in which the Fund may seek to invest may have rules similar to Germany’s “equity substitution rules” discussed above, and the consequences to the Fund with respect to such rules may be more or less severe. Moreover, additional laws and regulations in non-U.S. jurisdictions in which the Fund may invest may affect the Fund’s investments in such jurisdictions in a manner that differs adversely from the results that would occur under U.S. laws and regulations applied to similar facts.
Additionally, the Fund may be less influential than other market participants in jurisdictions where it or the Adviser do not have a significant presence. The Fund may be subject to additional risks, which include possible adverse political and economic development, possible seizure or nationalization of non-U.S. deposits and possible adoption of governmental restrictions which might adversely affect the payment of principal and interest to investors located outside the country of the issuer, whether from currency blockage or otherwise. Furthermore, some of the securities may be subject to brokerage taxes levied by governments, which has the effect of increasing the cost of such investment and reducing the realized gain or increasing the realized loss on such securities at the time of sale. While the Adviser intends, where deemed appropriate, to seek to manage the Fund in a manner that will minimize exposure to the foregoing risks and will take these factors into consideration in making investment decisions for the Fund, there can be no assurance that adverse developments with respect to such risks will not adversely affect the assets of the Fund that are held in certain countries.
Foreign Currency Risks
A significant portion of the Fund’s investments (and the income and gains received by the Fund in respect of such investments) may be denominated in currencies other than the U.S. dollar. However, the books of the Fund will be maintained, and contributions to and distributions from the Fund will generally be made, in U.S. dollars. Accordingly, changes in foreign currency exchange rates and exchange controls may materially adversely affect the value of the investments and the other assets of the Fund. For example, any significant depreciation in the exchange rate of the Euro, or any other currency in which the Fund makes investments, against the U.S. dollar, could adversely affect the value of dividends or proceeds on investments denominated in the Euro or such other currencies. In addition, the Fund will incur costs, which may be significant, in connection with the conversion of various currencies.
General European and Global Economic Condition Risks
The success of the Fund’s investment activities could be affected by general economic and market conditions in Europe and in the rest of the world, as well as by changes in applicable laws and regulations (including laws relating to taxation of the Fund’s investments), trade barriers, currency exchange controls, rate of inflation, currency depreciation, asset re-investment, resource self-sufficiency and national and international political and socioeconomic circumstances in respect of the European and other non-U.S. countries in which the Fund may invest. These factors will affect the level and volatility of securities prices and the liquidity of the Fund’s investments, which could impair the Fund’s profitability or result in losses. General fluctuations in the market prices of securities and interest rates may affect the Fund’s investment opportunities and the value of its investments. The Fund may maintain substantial trading positions that can be adversely affected by the level of volatility in the financial markets; the larger the positions, the greater the potential for loss. Declines in the performance of national economies or the credit markets in certain jurisdictions have had a negative impact on general economic and market conditions globally, and as a result, could have a material adverse effect on the Fund’s business, financial condition and results of operations.
The Adviser’s financial condition may be adversely affected by a significant general economic downturn and it may be subject to legal, regulatory, reputational and other unforeseen risks that could have a material adverse effect on the Adviser’s businesses and operations (including those of the Fund). A recession, slowdown and/or sustained downturn in the global economy (or any particular segment thereof) could have a pronounced impact on the Fund and could adversely affect the Fund’s profitability, impede the ability of the Fund’s portfolio companies to perform under or refinance their existing obligations and impair the Fund’s ability to effectively deploy its capital or realize its investments on favorable terms.
In addition, economic problems in a single country are increasingly affecting other markets and economies. A continuation of this trend could result in problems in one country adversely affecting regional and even global economic conditions and markets. For example, concerns about the fiscal stability and growth prospects of certain European countries in the last economic downturn had a negative impact on most economies of the Eurozone and global markets and the current ongoing conflict between Russia and Ukraine and the conflict and escalating tensions in the Middle East could have a negative impact on those countries and others in those regions. The occurrence of similar crises in the future could cause increased volatility in the economies and financial markets of countries throughout a region, or even globally.
Change of Law Risk
Government counterparties or agencies may have the discretion to change or increase regulation of a portfolio investment’s operations or implement laws or regulations affecting the portfolio investment’s operations, separate from any contractual rights it may have. A portfolio investment also could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements on such portfolio company. Governments have considerable discretion in implementing regulations and tax reform, including, for example, the possible imposition or increase of taxes on income earned by a portfolio company or gains recognized by the Fund on its investment in such portfolio company, that could impact a portfolio company’s business as well as the Fund’s return on investment with respect to such portfolio company.
Volatility of Commodity Prices
The performance of certain of the Fund’s investments, or the assets underlying certain of the Fund’s investments, may be substantially dependent upon prevailing prices of electricity, oil, natural gas, natural gas liquids, coal and other commodities (such as metals) and the differential between prices of specific commodities that are a primary factor in the profitability of certain conversion activities such as petroleum refining (“crack spread”) and power generation (“spark spread”). Commodity prices have been, and are likely to continue to be, volatile and subject to wide fluctuations in response to any of the following factors: (i) relatively minor changes in the supply of and demand for electricity or such other commodities; (ii) market uncertainty and the condition of various economies (including interest rates, levels of economic activity, the price of securities and the participation by other investors in the financial markets); (iii) political conditions in the United States and other project locations; (iv) the extent of domestic production and importation of oil, natural gas, natural gas liquids, coal or metals in certain relevant markets; (v) the foreign supply of oil, natural gas and metals; (vi) the prices of foreign imports; (vii) the level of consumer demand; (viii) the price and availability of alternative electric generation options; (ix) the price of steel and the outlook for steel production; (x) pandemics, wars, sanctions and weather conditions; (xi) the competitive position of electricity, ethanol/biodiesel, oil, gas or coal as a source of energy as compared with other energy sources; (xii) the industry-wide or local refining, transportation or processing capacity for natural gas or transmission capacity for electric energy; (xiii) the effect of United States and non-U.S. federal, state and local regulation on the production, transportation and sale of electric energy and other commodities; (xiv) breakthrough technologies (such as improved storage or clean coal technologies) or government subsidies, tax credits or other support that allow alternative fuel generation projects to produce more reliable electric energy or lower the cost of such production compared to natural gas fueled electric generation projects; (xv) with respect to the price of oil, actions of the Organization of Petroleum Exporting Countries; or (xvi) the expected consumption of coking coal in steel production. While the Adviser will endeavor to take into account existing and anticipated future applicable greenhouse gas regulation in its investment decisions, changes in the regulation of greenhouse gases could impact an investment or make future investments undesirable.
Regulatory Approvals
The Fund may invest in portfolio companies believed to have obtained all material United States federal, state, local or non-U.S. approvals, if any, required as of the date thereof to acquire and operate their facilities. In addition, the Fund may be required to obtain the consent or approval of applicable regulatory authorities in order to acquire or hold certain ownership positions in portfolio companies. A portfolio company could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements on such portfolio company. For example, in the case of oil and gas drilling, handling and transportation, such activities are extensively regulated, and statutory and regulatory requirements may include those imposed by energy, zoning, environmental, health, safety, labor and other regulatory or political authorities. Moreover, additional regulatory approvals, including without limitation, renewals, extensions, transfers, assignments, reissuances or similar actions, may become applicable in the future due to a change in laws and regulations, a change in the companies’ customers or for other reasons. There can be no assurance that a portfolio company will be able to (i) obtain all required regulatory approvals that it does not have at the time of the Fund’s investment or that it may be required to have in the future; (ii) obtain any necessary modifications to existing regulatory approvals; or (iii) maintain required regulatory approvals. Delay in obtaining or failure to obtain and maintain in full force and effect any regulatory approvals, or amendments thereto, or delay or failure to satisfy any regulatory conditions or other applicable requirements could prevent operation of a facility or sales to or from third parties or could result in fines or additional costs to a portfolio company. Regulatory changes in a jurisdiction where a portfolio investment is located may make the continued operation of the portfolio investment infeasible or economically disadvantageous and any expenditures made to date by such portfolio investment may be wholly or partially written off. The locations of the portfolio investments may also be subject to government exercise of eminent domain power or similar events. Any of these changes could significantly increase the regulatory-related compliance and other expenses incurred by the portfolio investments and could significantly reduce or entirely eliminate any potential revenues generated by one or more of the portfolio investments, which could materially and adversely affect returns to the Fund.
Political and Societal Challenges
Energy and energy-related infrastructure projects may be subject to siting requirements. Siting of energy projects is also frequently subject to regulation by applicable state, county and local authorities. For example, proposals to site an energy plant or engage in drilling activities in a particular location may be challenged by a number of parties, including special interest groups based on alleged security concerns, disturbances to natural habitats for wildlife and adverse aesthetic impacts, including the common “not in my backyard” phenomenon. Concerns regarding some of the techniques used in the extraction of shale gas in order to enhance recovery, such as the use of natural gas hydraulic fracturing (also known as “fracking”) may also arise, which may require governmental permits or approvals and which have recently been the subject of heightened environmental concerns and public opposition in some jurisdictions (as more fully described below). The failure of any portfolio investment to receive, renew or maintain any required permits or approvals or any inability to satisfy any requirement of any permits or approvals may result in increased compliance costs, the need for additional capital expenditures or a suspension of project operations.
Environmental Matters
Environmental laws, regulations and regulatory initiatives play a significant role in the various industries and can have a substantial impact on investments in such industries. For example, global initiatives to minimize pollution have played a major role in the increase in demand for natural gas and alternative energy sources, creating numerous new investment opportunities. Conversely, required expenditures for environmental compliance have adversely impacted investment returns in a number of segments of the industry. The electric power industry will continue to face considerable oversight from environmental regulatory authorities and significant influence from non-governmental and special interest groups, and the Adviser will seek to evaluate carefully the expected impact of environmental compliance on all potential investments. The Fund may invest in portfolio companies that are subject to changing and increasingly stringent environmental and health and safety laws, regulations and permit requirements. There can be no guarantee that all costs and risks regarding compliance with environmental laws and regulations can be identified. New and more stringent environmental and health and safety laws, regulations and permit requirements or stricter interpretations of current laws or regulations could impose substantial additional costs on portfolio companies or potential investments. Compliance with such current or future environmental requirements does not ensure that the operations of the portfolio companies will not cause injury to the environment or people under all circumstances or that the portfolio companies will not be required to incur additional unforeseen environmental expenditures. In particular, the oil and gas industry, for example, is subject to environmental hazards, such as oil spills, natural gas leaks and ruptures, discharges of petroleum products and hazardous substances and historic disposal activities. These environmental hazards could expose the Fund’s investments to material liabilities for property damages, personal injuries or other environmental harm, including costs of investigating and remediating contaminated properties. Moreover, failure to comply with any regulatory or legal requirements could have a material adverse effect on a portfolio company, and there can be no assurance that portfolio companies will at all times comply with all applicable environmental laws, regulations and permit requirements. Past practices or future operations of portfolio companies could also result in material personal injury or property damage claims. Any noncompliance with these laws and regulations could subject the Fund and its properties to material administrative, civil or criminal penalties or other liabilities. Certain environmental laws and regulations may require that an owner or operator of an asset address prior environmental contamination, which could involve substantial cost. Such laws and regulations often impose liability without regard to whether the owner or operator knew of, or was responsible for, the release or presence of environmental contamination. The Fund may therefore be exposed to substantial risk of loss as a result of environmental claims against portfolio companies. Community and environmental groups may protest about the development or operation of power generation assets which may induce government action to the detriment of the Fund. Some of the most onerous environmental requirements regulate air emissions of pollutants and greenhouse gases; these requirements may particularly affect companies in the energy sector, and in particular in its power generation fragment.
PIK Interest Income Risk
The Fund may hold investments that result in PIK income or PIK dividends. PIK income may have a negative impact on liquidity, as it represents a non-cash component of the Fund’s taxable income that may require cash distributions to Shareholders in order to maintain the Fund’s ability to be subject to tax as a RIC. Similarly, all things being equal, the deferral associated with PIK income also increases the loan-to-value ratio at a compounding rate. The market prices of PIK securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. Because PIK income results in an increase in the size of the PIK securities held, the Fund’s exposure to potential losses increases when a security pays PIK income.
Industry and Sector Risk
Although the Fund does not employ an industry or sector focus, the percentage of the Fund’s assets invested in specific industries or sectors will increase from time to time based on the portfolio management team’s perception of investment opportunities. The Fund may be overweight in certain industries and sectors at various times relative to its benchmark index. If the Fund invests a significant portion of its assets in a particular industry or sector, the Fund is subject to the risk that companies in the same industry or sector are likely to react similarly to legislative or regulatory changes, adverse market conditions, increased competition, or other factors generally affecting that market segment. In such cases, the Fund would be exposed to an increased risk that the value of its overall portfolio will decrease because of events that disproportionately affect certain industries and/or sectors. The industries and sectors in which the Fund may be overweighted will vary. Furthermore, investments in particular industries or sectors may be more volatile than the broader market as a whole, and the Fund’s investments in these industries and sectors may be disproportionately susceptible to losses even if not overweighted.
Risks Relating to Conflicts of Interest
The Adviser’s Actions on Behalf of its Other Accounts and Clients
The Adviser and its affiliates currently manage assets for other investment funds and accounts and/or may manage assets for such other investment funds and accounts in the future. Actions taken by the Adviser or its affiliates on behalf of such investment funds and accounts have the potential to be adverse to the Fund and the Fund’s investments, which could harm the Fund’s performance. For example, subject to compliance with the Co-Investment Exemptive Order, the Fund may invest in the same securities as other investment funds or accounts managed by the Adviser and its affiliates, and, in certain cases, the Fund’s investments may include different obligations or levels of the capital structure of the same issuer in which another investment fund or account invests. Decisions made with respect to the securities held by one such other investment fund or account may cause (or have the potential to cause) harm to the different class of securities of the issuer held by another such investment fund or account (including the Fund).
Time and Resources that Individuals Associated with the Adviser May Devote to the Fund May be Diverted
The Adviser and its affiliates, including the Blue Owl Advisers, currently manage, and expect to manage in the future, investment entities other than the Fund (“Blue Owl Clients”), including investment funds and accounts that invest in investments similar to those in which the Fund is investing. As a result, the time and resources that the Adviser devotes to the Fund may be diverted, and during times of intense activity in other programs they may devote less time and resources to the Fund than is necessary or appropriate. In addition, the Fund may compete with any such investment entity also managed by Blue Owl Adviser for the same investors and investment opportunities.
Certain Consultants
The Fund and/or the Adviser on behalf of the Fund and/or the portfolio companies, as applicable, expect to retain placement agents, senior advisors, operating partners, strategic advisors and other consultants (“Consultants”). The Consultants are expected to regularly provide services to, or in connection with, the Fund in relation to its activities, including the sourcing of transactions (“Services”).
Consulting Fees and Expenses are expected to include cash fees, profits or equity interests in a portfolio company (which are generally offered on a no-fee/no-carried interest basis), a share of proceeds upon sale of a portfolio company and/or other incentive-based compensation to the Consultant, which may be determined according to one or more methods, including the value of the time (including an allocation for overhead and other fixed costs) of the Consultant, a percentage of the value of the portfolio company, the invested capital exposed to such portfolio company, amounts charged by other providers for comparable services and/or a percentage of cash flows from such company. Additionally, portfolio companies may provide opportunities for Consultants to invest in such portfolio company and reimburse costs and expenses incurred by Consultants. Consultants also may receive remuneration from the Adviser and/or the Fund or affiliates and/or be entitled to other forms of compensation, including equity grants in portfolio companies. Such investment opportunities, reimbursements and other compensation paid to a Consultant will not reduce the Management Fee or Incentive Fee payable by the Fund. Consultants may have a limited partnership or profit interest in the Adviser, one or more other investment funds sponsored by the Adviser or in an affiliate of the Adviser. The Adviser intends to retain only such Consultants which it believes provide a level of service at a value generally consistent with other relevant market alternatives. However, there can be no assurance that no other service provider is more qualified to provide the applicable services or could provide such services at lesser cost.
Overlapping Investments with Blue Owl Clients
Other Blue Owl Clients may hold or may acquire positions in, and originate loans to, portfolio companies in which the Fund invests or has invested, subject to applicable law. Similarly, the Fund may hold or may acquire positions in, and originate loans to, portfolio companies in which other Blue Owl Clients hold investments. Such investments and transactions raise potential conflicts of interest for the Fund, particularly if the Fund and such other Blue Owl Clients invest in different classes or types of securities or investments of the same underlying portfolio company. In that regard, actions may be taken by such other Blue Owl Clients that are adverse to the Fund, including, during a restructuring, bankruptcy or other insolvency proceeding or similar matter.
Investments Throughout Capital Structure
The Blue Owl Advisers and the Blue Owl Clients invest in a broad range of asset classes throughout the corporate capital structure, including investments in corporate loans and debt securities, preferred equity securities and common equity securities. Accordingly, the Blue Owl Advisers and other Blue Owl Clients may invest in different parts of the capital structure of a company or other issuer in which the Fund invests. The interests of the Fund and such other Blue Owl Clients may not always be aligned, which may give rise to actual or potential conflicts of interest, or the appearance of such conflicts of interest. Actions taken for the Fund may be adverse to the Blue Owl Advisers or other Blue Owl Clients, or vice versa.
Where the Blue Owl Advisers or the Blue Owl Clients, including the Fund, invest in different parts of the capital structure of a portfolio company, their respective interests may diverge significantly, particularly in the case of financial distress of the company. For example, another Blue Owl Client may hold junior securities in a portfolio company in which the Fund holds senior securities or of which it is otherwise a creditor. In a bankruptcy proceeding, the other Blue Owl Client’s interest may be subordinated or otherwise adversely affected by virtue of the Fund’s involvement and actions relating to its investment. Although the Fund may recover all or part of amounts due to it, the other Blue Owl Client may be at risk for substantial loss, which may cause the Fund to be more passive or refrain from taking actions adverse to such Blue Owl Client that would otherwise be available. In addition, where a Blue Owl Adviser and/or Blue Owl Client is a creditor of a portfolio company in which the Fund holds more junior securities, such Blue Owl Adviser and/or Blue Owl Client may take actions in its own interests with respect to its rights as a creditor (e.g., with respect to breaches of covenants) that may be adverse to the interests of the Fund as a subordinated debt holder. There can be no assurance that the terms of or the return on the Fund’s investment will be equivalent to or better than the terms of or the returns obtained by a Blue Owl Adviser or other Blue Owl Client participating in the transaction. The Adviser’s ability to implement the Fund’s strategies effectively may be limited to the extent that contractual obligations entered into in respect of investments made by the Blue Owl Advisers impose restrictions on the Fund engaging in transactions that the Adviser may otherwise be interested in pursuing.
Conflicts of Interest With Respect to Services Performed
The Adviser and its affiliates are permitted to provide a broad range of financial services to companies in which the Fund invests. Any compensation received by the Adviser or its affiliates for providing these services will not be shared with the Fund and may be received before the Fund realizes a return on its investment. The Adviser and its affiliates from time to time have received, and expect in the future to receive, arrangement fees related to the provision of services as arranger. These types of arrangements provide the Adviser with an incentive to recommend investments based on compensation received or to be received rather than solely on the best interests of the Fund. Accordingly, the Adviser and its affiliates face conflicts of interest with respect to services performed for these companies, on the one hand, and investments recommended to the Fund, on the other hand.
Separate Accounts
Blue Owl and its personnel may manage assets for one or more advisory clients through a separate account or similar arrangement employing an investment strategy investing in parallel with, or similar to, the strategy of the Fund. Such arrangements may afford those clients different terms than the Shareholders with respect to fees and expenses, subscription, withdrawal and redemption rights and the content and frequency of reports. Advisory clients that have been granted additional access to portfolio information or enhanced transparency may be able to make investment decisions based on information and at times not generally available to other investors, including Shareholders. Any such investment decisions made by these advisory clients on the basis of such information could adversely affect the market value of the Fund’s portfolio and therefore the value of the interests.
Platform Arrangements
The Fund may co-invest with third parties (or affiliated managers or other persons) with respect to specified investments or categories of investments through Platforms, joint ventures, investment platforms, other entities or similar arrangements (“Platform Arrangements”), thereby acquiring non-controlling interests in certain investments. Such Platform Arrangements may be in or alongside existing or newly formed operators, consultants and/or managers that pursue such opportunities and may include capital and/or assets contributed by third party investors or such Platform managers. Platform Arrangements may provide one or more of the following services: origination or sourcing of potential investment opportunities, due diligence and negotiation of potential investment opportunities and/or servicing, development and management (including turnaround) and disposition of investments. In such cases, the Fund will significantly rely on the existing management, board of directors and other shareholders of such companies, which may include representation of other financial investors with whom the Fund is not affiliated and whose interests may conflict with the interests of the Fund. Moreover, in the case where the Fund may co-invest, such investments may involve risks not present in investments where a third party is not involved, including the possibility that a third party partner or co-venturer may have financial difficulties resulting in a negative impact on such investment, may have economic or business interests or goals that are inconsistent with those of the Fund, may be in a position to take (or block) action in a manner contrary to the Fund’s investment objectives, or the increased possibility of default, diminished liquidity or insolvency by the third party partner or co-venturer due to a sustained or general economic downturn. In addition, the Fund may in certain circumstances be liable for the actions of its third-party partners or co-venturers. Investments made in Platform Arrangements also may involve compensation arrangements including carried interest, management fees and/or other fees payable to such third-party partners or co-venturers, particularly in those circumstances where such third-party partners or co-investors include a management group, as well as to operators, consultants and/or managers. The services provided by such persons to Platform Arrangements may be similar to, and overlap with, services provided by the Adviser to the Fund or its other clients. The Fund generally expects that appropriate minority shareholder rights will be obtained to protect its interests to the extent possible. There can be no assurance that such minority shareholder rights will be available or that such rights will provide sufficient protection of the Fund’s interests.
Investment by Blue Owl Employees and Principals
Principals and employees of the Blue Owl Advisers, including members of a Blue Owl Client’s investment committee, are permitted to invest, and at times will invest significantly, in funds managed by the Blue Owl Advisers (“Blue Owl Funds”). Such investments can operate to align the interests of the Blue Owl Advisers and their Principals and employees with the interests of the Blue Owl Funds and their investors, but will also give rise to conflicts of interest as such Principals and employees can have an incentive to favor the Blue Owl Funds in which they participate or from which they are otherwise entitled to share in returns or fees. Principals and employees (and in some cases, “friends and family” of Principals and employees and/or Blue Owl) invested in Blue Owl Funds (other than in the Fund and BDCs managed by Blue Owl) typically do not bear management fees or performance-based compensation (whether investing directly or through a specially formed vehicle for such persons), or in some cases benefit from reduced rates for such fees. In addition, an affiliate of a Blue Owl Adviser that serves as a GP to, or an entity that receives carry as a “special limited partner” of, a Blue Owl Fund will have an indirect beneficial interest in the investments owned by such Blue Owl Fund and will share in any profits and losses generated by such investments. Further, from time to time, Principals and employees of the Blue Owl Advisers, or members of their families, could have an interest in a particular transaction, or in securities or other financial instruments of the same kind or class, or a different kind or class, of the same portfolio investment, portfolio company, obligor or issuer that a Blue Owl Adviser directs for a Blue Owl Client.
Blue Owl Credit’s Lending or Provision of Other Financing to Continuation Fund Investments of the Fund
Subject to the limitations of the 1940 Act, portfolio companies in which the Fund is invested may be borrowers under debt facilities or instruments owned, arranged or managed by Blue Owl Clients. With respect to the Blue Owl Clients, the Blue Owl Adviser advising such Blue Owl Client is obligated to act in the best interest of such Blue Owl Client, which may include causing such Blue Owl Client, in its capacity as agent or lender under such facilities or instruments, to take actions that may be adverse to the portfolio companies in which the Fund is invested and may impact the value of such investment. Given Blue Owl’s relationship with sponsors of a portfolio company, the Blue Owl Clients may have the opportunity to provide such debt facilities on premium terms, which may have an adverse effect on the return of the Fund’s investment. Additional conflicts of interest may also arise given Blue Owl’s combined business relationships in respect of such transactions.
Other Risks
Uncertain Economic, Social and Political Environment
Market risks, including political, regulatory, market, economic and social developments and developments that impact specific economic sectors, industries or segments of the market, can affect the value and liquidity of the Fund’s investments, which may become more difficult to value. In addition, turbulence and reduced liquidity in financial markets may negatively affect issuers, sponsors and other market participants, which could adversely affect the Fund. Stock prices may experience greater volatility during periods of challenging market conditions, and there can be severe limitations on an investor’s ability to sell certain debt securities, including those that are of higher credit quality, during a period of reduced credit market liquidity. As a result, during these periods, the Fund’s NAV will fluctuate. A Shareholder may experience a significant decline in the value of its investment and could lose money.
Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments were to adversely interrupt the global supply chain, which could affect companies worldwide. The Adviser’s business activities, as well as the activities of the Fund, its portfolio investments and their operations, could be materially adversely affected by outbreaks of disease, epidemics and public health issues, which can exacerbate pre-existing political, social and economic risks in certain countries or regions and trigger a prolonged period of global economic slowdown. Recent examples include pandemic risks related to COVID-19 (notably, its significant negative impact on economic and market conditions and global supply chains, and the aggressive measures taken worldwide in response by governments and businesses) and geopolitical risks related to Russia’s invasion of Ukraine, the Israel-Hamas war, ongoing conflicts in the Middle East and other geopolitical tensions, hostilities and instability. To the extent the Fund has significant investments in certain countries, regions, companies, industries or market sectors, such positions will increase the risk of loss from adverse developments affecting those countries, regions, companies, industries or sectors.
As of the date of this Memorandum, there is uncertainty with respect to legislation, regulation and government policy at the federal, state and local levels, notably as respects U.S. fiscal, tax, trade, healthcare, energy, immigration, foreign and government regulatory policy. Recent events have created a climate of heightened uncertainty and introduced new and difficult-to-quantify macroeconomic and geopolitical risks with potentially far-reaching implications. There has been a corresponding meaningful increase in the uncertainty surrounding interest rates, tax rates, inflation, energy costs, foreign exchange rates, trade volumes and fiscal and monetary policy. To the extent the U.S. Congress or the White House implements additional changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, the U.S. regulatory environment, corporate taxes, inflation, healthcare, unemployment and immigration, among other areas. Until any additional policy changes are finalized, it cannot be known whether the Fund and its investments or future investments may be positively or negatively affected, or the impact of continuing uncertainty.
Risks Related to Public Health Emergencies
Pandemics and other widespread public health emergencies, including outbreaks of infectious diseases such as SARS, H1N1/09 flu, avian flu, Ebola and COVID-19, have the potential to materially and adversely impact economic production and activity in ways that are impossible to predict, all of which could result in significant losses to the Fund.
Public health emergencies could have a significant adverse impact and result in significant losses to the Fund, its portfolio companies and other investments, and could adversely affect the Fund’s ability to fulfill its investment objectives. The extent of any loss will depend on many factors, all of which are highly uncertain and cannot be predicted, and this impact may include significant reductions in revenue and growth, unexpected operational losses and liabilities, impairments to credit quality and reductions in the availability of capital. These same factors may limit the ability of the Fund to source, diligence and execute new investments and to manage, finance and exit investments in the future, and governmental mitigation actions may constrain or alter existing financial, legal and regulatory frameworks in ways that are adverse to the investment strategy the Fund intends to pursue, all of which could adversely affect the Fund’s ability to fulfill its investment objectives. They may also impair the ability of portfolio companies or their counterparties to perform their respective obligations under debt instruments and other commercial agreements (including their ability to pay obligations as they become due), potentially leading to defaults with uncertain consequences. In addition, the operations of the Fund, its portfolio companies and the Adviser may be significantly impacted, or even temporarily or permanently halted, as a result of government quarantine measures, restrictions on travel and movement, remote-working requirements and other factors related to a public health emergency, including its potential adverse impact on the health of any such entity’s personnel. These measures may also hinder such entities’ ability to conduct their affairs and activities as they normally would, including by impairing usual communication channels and methods, hampering the performance of administrative functions such as processing payments and invoices, and diminishing their ability to make accurate and timely projections of financial performance.
Financial Institution Risk; Distress Events
An investment in the Fund is subject to the risk that one of the banks, brokers, hedging counterparties, lenders or other custodians (each, a “Financial Institution”) of some or all of the Fund’s (or any portfolio company’s or structured and/or securitized product’s or vehicle’s) assets fails to timely perform its obligations or experiences insolvency, closure, receivership or other financial distress or difficulty (each, a “Distress Event”). Distress Events can be caused by factors including eroding market sentiment, significant withdrawals, fraud, malfeasance, poor performance or accounting irregularities. If a Financial Institution experiences a Distress Event, the Adviser, the Fund or one of its portfolio companies may not be able to access deposits, borrowing facilities or other services, either permanently or for an extended period of time. Although assets held by regulated Financial Institutions in the United States frequently are insured up to stated balance amounts by organizations such as the Federal Deposit Insurance Corporation, in the case of banks, and the Securities Investor Protection Corporation, in the case of certain broker-dealers, amounts in excess of the relevant insurance are subject to risk of total loss, and any non-U.S. Financial Institutions that are not subject to similar regimes pose increased risk of loss. While in recent years governmental intervention has often resulted in additional protections for depositors and counterparties during Distress Events, there can be no assurance that such intervention will occur in a future Distress Event or that any such intervention undertaken will be successful or avoid the risks of loss, substantial delays or negative impact on banking or brokerage conditions or markets.
Any Distress Event has a potentially adverse effect on the ability of the Adviser to manage the Fund and its investments, and on the ability of the Adviser, the Fund and any portfolio company or structured and/or securitized product or vehicle to maintain operations, which in each case could result in significant losses and in unconsummated investment acquisitions and dispositions. Such losses could include: a loss of funds; an obligation to pay fees and expenses in the event the Fund is not able to close a transaction (whether due to the inability to draw capital on a credit line provided by a Financial Institution experiencing a Distress Event, the inability of the Fund to access capital contributions or otherwise); the inability of the Fund to acquire or dispose of investments, or acquire or dispose of such investments at prices that the Adviser believes reflect the fair value of such investments; and the inability of portfolio companies to make payroll, fulfill obligations or maintain operations. If a Distress Event leads to a loss of access to a Financial Institution’s services, it is also possible that the Fund or a portfolio company or structured and/or securitized product or vehicle will incur additional expenses or delays in putting in place alternative arrangements or that such alternative arrangements will be less favorable than those formerly in place (with respect to economic terms, service levels, access to capital, or otherwise). To the extent the Adviser is able to exercise contractual remedies under agreements with Financial Institutions in the event of a Distress Event, there can be no assurance that such remedies will be successful or avoid losses, delays or other impacts. The Fund, any portfolio company and any structured and/or securitized product or vehicle are subject to similar risks if a Financial Institution utilized by investors in the Fund or by suppliers, vendors, service providers or other counterparties of the Fund or a portfolio company or structured and/or securitized product or vehicle subject to a Distress Event, which could have a material adverse effect on the Fund.
Many Financial Institutions require, as a condition to using their services (including lending services), that the Adviser and/or the Fund maintain all or a set amount or percentage of their respective accounts or assets with the Financial Institution, which heightens the risks associated with a Distress Event with respect to such Financial Institutions. The Adviser is under no obligation to use a minimum number of Financial Institutions with respect to the Fund or to maintain account balances at or below the relevant insured amounts.
Further, Distress Events such as the current turmoil of the U.S. banking system raise fears of broader financial contagion, and it is not certain what impact this will have on financial markets. Any deterioration of the global financial markets (particularly the U.S. debt markets), any possible future failures of certain financial services companies and a significant rise in market perception of counterparty default risk, interest rates or taxes will likely significantly reduce investor demand and liquidity for investment grade, high-yield and senior bank debt, which in turn is likely to lead some investment banks and other lenders to be unwilling or significantly less willing to finance new investments or to offer less favorable terms. The tightening of availability of credit to businesses generally could lead to an overall weakening of the U.S. and global economies, which in turn is likely to adversely affect the ability of the Fund to sell or liquidate investments at favorable times or at favorable prices or otherwise have an adverse effect on the business and operations of the Fund. In addition, valuations of the Fund’s investments are subject to heightened uncertainty as the result of market volatility and disruption. To the extent the Fund is unable to obtain favorable financing terms for its portfolio investments or sell investments on favorable terms, the Fund’s ability to generate attractive investment returns is expected to be adversely affected.
Difficulty in Obtaining Indebtedness
Current market conditions may make it difficult to obtain indebtedness on favorable terms and any failure to do so could have a material adverse effect on the Fund or structured and/or securitized products or vehicles in which the Fund may invest. The debt capital that will be available to the Fund and structured and/or securitized products or vehicles in the future, if at all, may be at a higher cost and on less favorable terms and conditions than what the Fund and structured and/or securitized products or vehicles would otherwise expect, including being at a higher cost in rising rate environments. If the Fund or structured and/or securitized products or vehicles are unable to obtain indebtedness, then Shareholders may not benefit from the potential for increased returns on equity resulting from leverage and the Fund may be limited in its ability to make or fund commitments to potential portfolio companies. An inability to extend or obtain indebtedness could have a material adverse effect on the Fund’s business, financial condition or operating results.
Economic Recessions or Downturns
The Fund’s investments are susceptible to economic recessions or downturns. During periods of adverse economic conditions, portfolio companies and investments may experience decreased revenues, financial losses, difficulty in obtaining access to financing and increased funding costs. During such periods, portfolio companies and structured and/or securitized products or vehicles may also have difficulty in expanding their businesses and operations and be unable to meet their debt service obligations or other expenses as they become due. Any of the foregoing could cause the value of the Fund to decline.
Many of the Fund’s portfolio companies may be susceptible to economic slowdowns or recessions. In the past, instability in the global capital markets has resulted in disruptions in liquidity in the capital markets, significant write-offs in the financial services sector, the re-pricing of credit risk in the broadly syndicated credit market and the failure of major domestic and international financial institutions. In particular, in past periods of instability, the financial services sector was negatively impacted by significant write-offs as the value of the assets held by financial firms declined, impairing their capital positions and abilities to lend and invest. In addition, continued uncertainty surrounding the negotiation of trade deals between the United Kingdom (the “UK”) and the European Union (the “EU”) following Brexit and uncertainty between the United States and other countries, including China, with respect to trade policies, treaties, and tariffs, among other factors, have caused disruption in the global markets. There can be no assurance that market conditions will not worsen in the future.
In an economic downturn, the Fund’s loan portfolio may have non-performing assets or non-performing assets may increase, and the value of the Fund’s loan portfolio is likely to decrease during these periods. Adverse economic conditions may also decrease the value of any collateral securing any of the Fund’s directly-originated or broadly-syndicated loans. A severe recession may further decrease the value of such collateral and result in losses of value in the Fund’s portfolio and a decrease in the Fund’s revenues, net income, assets and net worth.
Unfavorable economic conditions, including rising interest rates, also could increase the Fund’s funding costs, limit its access to the capital markets or result in a decision by lenders not to extend credit to the Fund on terms the Fund deems acceptable. These events could prevent the Fund from increasing investments and harm its operating results and financial condition.
The occurrence of recessionary conditions and/or negative developments may significantly affect the markets in which the Fund does business, the value of its investments, and its ongoing operations, costs and profitability.
Litigation Risk
Blue Owl engages in a broad variety of activities on a global basis in respect of its managed funds and investments. These activities subject Blue Owl to risks of becoming involved in litigation by third parties and subject Blue Owl to investigations or proceedings initiated by governmental authorities. Additionally, in the ordinary course of its business, the Fund may be subject to litigation from time to time. The outcome of such proceedings may materially adversely affect the value of the Fund and may continue without resolution for long periods of time. Any litigation may consume substantial amounts of the Adviser’s and the Principals’ time and attention, and the time and the devotion of resources to litigation may, at times, be disproportionate to the amounts at stake in the litigation. The adoption of new, or the enhancement of existing, laws and regulations may further increase the risk of litigation. Any such litigation would likely have a negative financial impact on the Fund.
Force Majeure Risk
Investments may be affected by force majeure events (i.e., events beyond the control of the party claiming that the event has occurred, including acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism and labor strikes). Some force majeure events may adversely affect the ability of a party (including a portfolio company or a counterparty to the Fund or a portfolio company) to perform its obligations until it is able to remedy the force majeure event. In addition, the cost to a portfolio company or the Fund of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which the Fund may invest specifically. Additionally, a major governmental intervention into an industry, including the nationalization of an industry or the assertion of control over one or more portfolio companies or its assets, could result in a loss to the Fund, including if its investment in such portfolio company is canceled, unwound or acquired (which could be without what the Fund considers to be adequate compensation). Any of the foregoing may therefore adversely affect the performance of the Fund and its investments.
Availability of Insurance Against Certain Catastrophic Losses
Certain losses of a catastrophic nature, such as wars, earthquakes, typhoons, hurricanes, terrorist attacks, floods or other similar events, may be either uninsurable or insurable at such high rates that to maintain such coverage would cause an adverse impact on the related Fund investments. In general, losses related to terrorism are becoming harder and more expensive to insure against. Some insurers are excluding terrorism coverage from their all-risk policies. As a result, all Fund investments may not be insured against terrorism or certain other risks. If a major uninsured loss occurs, the Fund could lose both invested capital in and anticipated profits from the affected Fund investments.
The relevant liability standards under insurance coverage procured by Blue Owl, the Adviser and the Fund are expected to vary by carrier, and such standards are expected to vary from time to time depending on, for example, coverage features or limitations then-available from the carrier at the time of insurance contract renewal. As a result, insurance coverages from time to time are expected to vary.
Cyber-Security Risks
The occurrence of a disaster, such as a cyber-attack against the Fund, its portfolio companies or against a third-party that has access to the Fund’s data or networks, a natural catastrophe, an industrial accident, failure of the Fund’s disaster recovery systems, or consequential employee error, could have an adverse effect on the Fund’s ability to communicate or conduct business, negatively impacting its operations and financial condition. This adverse effect can become particularly acute if those events affect the Fund’s electronic data processing, transmission, storage, and retrieval systems, or impact the availability, integrity, or confidentiality of its data.
The Fund depends heavily upon computer systems to perform necessary business functions. Despite the Fund’s implementation of a variety of security measures, its computer systems, networks, and data, like those of other companies, could be subject to cyber-attacks and unauthorized access, use, alteration, corruption or destruction, such as from physical and electronic break-ins or unauthorized tampering. If one or more of these events occurs, it could potentially jeopardize the confidential, proprietary, and other information processed, stored in, and transmitted through the Fund’s computer systems and networks. Such an attack could cause interruptions or malfunctions in the Fund’s operations, which could result in financial losses, litigation, regulatory penalties, client dissatisfaction or loss, reputational damage, and increased costs associated with mitigation of damages and remediation.
Third parties with which the Fund does business may also be sources of cybersecurity or other technological risk. The Fund outsources certain functions and these relationships allow for the storage and processing of its information, as well as client, counterparty, employee, and borrower information. While the Fund engages in actions to reduce the Fund’s exposure resulting from outsourcing, ongoing threats may result in unauthorized access, loss, exposure, destruction, or other cybersecurity incidents that adversely affects the Fund’s data, resulting in increased costs and other consequences as described above.
Substantial losses may occur in the form of stolen, misappropriated, lost or corrupted: (i) data or payment information; (ii) financial information; (iii) software, contact lists or other databases; (iv) proprietary information or trade secrets; or (v) other items. If technology systems are compromised, become inoperable for extended periods of time or cease to function properly, Blue Owl, the Adviser, the Fund and/or portfolio companies may incur significant time or expense to fix or replace them and to seek to remedy the effects of such issues. The failure of these systems and/or of disaster recovery plans for any reason could cause significant interruptions in Blue Owl’s, the Adviser’s, the Fund’s, portfolio companies’ and/or service providers’ operations, including the ability to make distributions to Shareholders, and result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors). The use of internet- or cloud-based programs, technologies and data storage applications generally heightens these risks, and the risks of attack are expected to be heightened in remote work environments. Any of such circumstances could subject a portfolio company or the Fund to substantial losses, including losses relating to: misappropriation of assets, intellectual property or confidential information; corruption, deletion or destruction of data; physical damage and repairs to systems; reputational harm; financial losses from remedial actions; and/or disruption of operations. Third parties, including activist, criminal, nation-state or terrorist actors, may also attempt fraudulently to induce portfolio companies or their personnel to disclose sensitive information (including passwords) in order to gain access to data, accounts, funds or other assets, or otherwise to inflict harm. In addition, in the event that such a cyber-attack or other unauthorized access is directed at Blue Owl or one of its service providers holding its financial or investor data, its affiliates or the Fund may also be at risk of loss. The Fund will implement processes, procedures and internal controls to help mitigate cybersecurity risks and cyber intrusions, but these measures, as well as increased awareness of the nature and extent of a risk of a cyber-incident, do not guarantee that a cyber-incident will not occur and/or that the Fund’s financial results, operations or confidential information will not be negatively impacted by such an incident.
Changes in Cyber Security and Data Protection Laws and Regulations
The adoption, interpretation and application of consumer and data protection laws or regulations in the U.S., Europe and other jurisdictions are often uncertain and in flux, and in some cases, laws or regulations in one country may be inconsistent with, or contrary to, those of another country.
U.S. federal and state, as well as non-U.S., government bodies or agencies have in the past adopted, and may in the future adopt, laws and regulations affecting data privacy. For example, California has passed the California Consumer Privacy Act of 2018, as amended, which broadly impacts businesses that handle various types of personal data, potentially including fund managers and their funds and investments. Other jurisdictions, including other U.S. states, have proposed or are considering similar privacy laws and regulations, which if enacted could impose similarly significant costs, potential liabilities and operational and legal obligations. Such privacy laws and regulations are expected to vary from jurisdiction to jurisdiction, thus increasing costs, operational and legal burdens, and the potential for significant liability for regulated entities, which could include Blue Owl, the Adviser, the Fund and/or their portfolio companies.
Industry organizations also regularly adopt and advocate for new standards in this area. In the United States, these include rules and regulations promulgated under the authority of federal government bodies and agencies, state attorneys general, legislatures and consumer protection agencies. Foreign data privacy regulations further govern the processing of personally identifiable data and may be stricter than U.S. laws. Such laws impose stringent legal and operational obligations on regulated businesses, as well as the potential for significant penalties.
The EU has enacted the General Data Protection Regulation (Regulation (EU) 2016/679) (“EU GDPR”), which seeks to harmonize national data protection laws across the EU, while at the same time, modernizing the law to address new technological developments. The UK has implemented the Data Protection Act 2018 and the EU GDPR as it forms part of the laws of England and Wales, Scotland and Northern Ireland by virtue of section 3 of the European Union (Withdrawal) Act 2018 (the “UK GDPR”).
Both the EU GDPR and the UK GDPR broadly impact businesses that handle various types of personal data, including private fund managers and their funds and investments. Notably, the EU GDPR and UK GDPR have a greater extra-territorial reach than pre-existing legislation and govern the processing of personal data by businesses, (i) with an establishment in the EU and/or the UK (as applicable), (ii) which offer goods or services to EU/UK data subjects or (iii) which monitor EU/UK data subjects’ behavior within the EU/UK.
Both the EU GDPR and the UK GDPR impose stringent legal and operational obligations on businesses, as well as the potential for fines, sanctions, or other penalties, which could materially and adversely affect the result of operations and overall business, as well as have an impact on the reputation, of Blue Owl, the Fund and its portfolio companies. Failure to comply with the EU GDPR and the UK GDPR, depending on the nature and severity of the breach, could attract regulatory penalties of up to the greater of (i) €20 million in respect of the EU GDPR and (ii) £17.5 million in respect of each of the UK GDPR, or, in each case, 4% of an entire group’s total annual worldwide turnover, as well as the possibility of other enforcement actions (such as suspension of processing activities and audits), liabilities from third-party claims and reputational damage.
Additionally, as a result of recent case law and regulatory guidance in Europe, organizations with a nexus to the UK and/or the EU will likely need to dedicate compliance costs and resources to implement appropriate legitimizing mechanisms and safeguards (e.g., standard contractual clauses, pseudonymization techniques, encryption, impact assessments) in respect of transfers of personal data from the EU and the UK to third countries that have not been deemed by the European Commission or the government of the UK (as applicable) to provide adequate protection for personal data (e.g., the United States).
Dependence on Information Systems
The Fund’s business is dependent on its and third parties’ communications and information systems. Any failure or interruption of those systems, including as a result of the termination of an agreement with any third-party service providers, could cause delays or other problems in the Fund’s activities. The Fund’s financial, accounting, data processing, portfolio monitoring, backup or other operating systems and facilities may fail to operate properly or become disabled or damaged as a result of a number of factors including events that are wholly or partially beyond its control. There could be:
•sudden electrical or telecommunications outages;
•natural disasters such as earthquakes, tornadoes and hurricanes;
•disease pandemics;
•events arising from local or larger scale political or social matters, including terrorist acts;
•outages due to idiosyncratic issues at specific service providers; and
•cyber-attacks.
These events, in turn, could have a material adverse effect on the Fund’s operating results.
Potential Fluctuations in Operating Results
The Fund could experience fluctuations in its periodic operating results due to a number of factors, including its ability or inability to make investments in companies that meet its investment criteria, the level of its expenses, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which it encounters competition in its markets, the terms of leverage facilities, the interest rate payable and default rates on any debt securities it acquires, changes in operating performance and/or valuation of portfolio companies and general economic conditions. As a result of these factors, results for any previous period should not be relied upon as indicative of performance in future periods. These factors could have a material adverse effect on the Fund’s results of operations, the value of an investment in the Fund and the Fund’s ability to pay distributions.
Expedited Investment Analyses and Decisions
Before making an investment, the Adviser generally will conduct such due diligence as it deems reasonable and appropriate based on the known facts and circumstances applicable to such investment. Due diligence may entail evaluating important and complex business, financial, tax, accounting, technical, environmental, regulatory and legal issues. Outside consultants, legal advisors, accountants, investment banks and other third parties may be involved in the due diligence process to varying degrees depending on the type of investment and the facts and circumstances related thereto, and the Adviser may rely on the advice received from such third parties. Investment analyses and decisions by the Adviser may be required to be undertaken on an expedited basis to take advantage of certain investment opportunities. While the Fund generally will not seek to make an investment until the Adviser has conducted sufficient due diligence to make a determination as to the acceptability of the investment and the underlying issuer, in such cases, the information available to the Adviser at the time of making an investment decision may be limited. Therefore, no assurance can be given that the Adviser will have knowledge of all circumstances that may adversely affect an investment. In addition, the Adviser is permitted to rely upon independent consultants in connection with their evaluation of proposed investments. No assurance can be given as to the accuracy or completeness of the information provided by such independent consultants and the Fund may incur liability as a result of such consultants’ actions, many of whom the Fund will have limited recourse against in the event of any such inaccuracies. Moreover, such evaluation will not necessarily result in an investment being successful or even ensure a return on invested capital.
Climate Change Risk
Global climate change is widely considered to be a significant threat to the global economy. Additionally, the Paris Agreement and other regulatory and voluntary initiatives launched by international, federal, state, and regional policymakers and regulatory authorities, as well as private actors, seeking to reduce greenhouse gas emissions may expose businesses to so-called “transition risks” in addition to physical risks (e.g., changes in weather and climate patterns), such as: (i) political and policy risks; (ii) regulatory and litigation risks; (iii) technology and market risks and (iv) reputational risks. Although the Fund’s targeted investments do not fall within industries commonly identified as “carbon intensive” or directly addressing climate change, the Adviser cannot rule out the possibility that climate change-related risks could result in unanticipated expenses or other consequences, which could have a material adverse effect on an investment or the Fund.
Risk of Heightened Regulation
The businesses of the Fund, the Adviser and their affiliates, as well as the financial services industry generally, are subject to extensive regulation, including periodic examinations by governmental agencies and self-regulatory organizations or exchanges in the United States and other jurisdictions in which they operate relating to, among other things, antitrust law, anti-money laundering laws, anti-bribery laws, laws relating to foreign officials, privacy laws with respect to client information and the regulatory oversight of the trading and other investment activities of investment managers, including the Adviser. Each of the regulatory bodies with jurisdiction over the Fund, the Adviser or their affiliates, has regulatory powers dealing with many aspects of financial services, including the authority to grant, and in specific circumstances to cancel, permissions to carry on particular activities. Any failure to comply with these rules and regulations could expose the Fund or the Adviser to liability or other risks.
Additionally, such oversight and regulation may cause the Fund to incur additional expenses, may divert the attention of the Adviser and its personnel and may result in fines if the Fund is deemed to have violated any regulations. Regulation generally as well as regulation more specifically addressed to the alternative asset management industry, including tax laws and regulation, could increase the cost of identifying, structuring and completing investment transactions, the profitability of enterprises and the cost of operating the Fund. Additional regulation could also increase the risk of third party litigation. The transactional nature of the business of the Fund exposes the Fund, the Adviser and certain related parties generally to the risks of third party litigation.
The Fund and the Adviser may be subject to increased scrutiny by government regulators, investigators, auditors and law enforcement officials regarding the identities and sources of funds of investors. In that connection, in the future the Fund may become subject to additional obligations that may affect its investment program, the manner in which it operates and, reporting requirements regarding its investments and investors. Each Shareholder will be required to provide to the Fund such information as may be required to enable the Fund to comply with all applicable legal or regulatory requirements, and each Shareholder will be required to acknowledge and agree that the Fund may disclose such information to governmental and/or regulatory or self-regulatory authorities to the extent required by applicable law or regulation and may file such reports with such authorities as may be required by applicable law or regulation.
Advancements in Artificial Intelligence and Machine Learning
The ongoing evolution in artificial intelligence and machine learning technologies (hereinafter, “Machine Learning Technologies”), encompassing initiatives like OpenAI’s deployment of its ChatGPT application, may instigate risks that impact the Fund. Regardless of existing policies, there exists potential for the Adviser, the Fund’s portfolio companies, and all associated affiliates, partners, members, shareholders, officers, directors, and employees to deploy Machine Learning Technologies in violation of such policies, knowingly or otherwise. The risk exposure for the Fund may be exacerbated if third-party service providers or any known or unknown counterparts also incorporate Machine Learning Technologies in their business operations. The Fund cannot ensure absolute control over the development or maintenance of third-party products or the manner in which third-party services are rendered.
The utilization of Machine Learning Technologies may inadvertently involve the integration of confidential data, including sensitive non-public information, by either third parties in breach of non-disclosure agreements, or by employees of the Adviser or the related affiliates and partners in breach of the Fund’s policies. This may result in the confidential information becoming accessible within a dataset by other third-party Machine Learning Technology applications and users. For comprehensive details on risks related to information security, refer to the section titled “Cyber-Security Risks” herein.
Machine Learning Technologies inherently depend on the aggregation and examination of vast quantities of data. However, due to practical limitations, it is infeasible to incorporate all pertinent data into the model that Machine Learning Technologies leverage for operation. Consequently, these models will inevitably harbor some degree of inaccuracy and error, potentially significant, or could be otherwise deficient or flawed, thereby compromising the effectiveness of Machine Learning Technologies. To the extent that the Adviser and the Fund are susceptible to the risks associated with Machine Learning Technologies, any inaccuracies or errors may precipitate adverse impacts.
Machine Learning Technologies and their applications, particularly within the private investment and financial sectors, continue to undergo rapid evolution. Therefore, it remains impossible to accurately foresee future risks that may emerge from such technological advancements.
Import/Export Regulation Risk
Significant changes to U.S. trade policy, including changes to current legislation and trade agreements and the imposition of tariffs on a range of goods imported into the U.S. has resulted in a few countries retaliating with tariffs against the United States. These retaliatory actions could trigger extended “trade wars” between the U.S. and its trading partners, resulting in additional barriers to the international market, inclusive of customers, vendors, and potential investors. Under these circumstances, the cost of goods for some portfolio companies could increase, resulting in lower consumer demand for their goods and reduced cash flows. While it is unknown whether and to what extent new legislation will be enacted into law, the enactment or amendment of trade legislation and/or renegotiation of trade agreements may impose additional compliance costs on portfolio companies, restrict their ability to participate in international markets and otherwise disrupt their current operations.
Risks Relating to Fund’s RIC Status
The Fund intends to elect to be treated as a RIC under the Code and intends each year to qualify and be eligible to be treated as such, so that it generally will not be subject to U.S. federal income tax on its net investment income or net short-term or long-term capital gains, that are currently distributed (or deemed distributed, as described below) as dividends for U.S. federal income tax purposes to Shareholders. In order to qualify for such treatment, on a continuing basis, the Fund must meet certain asset diversification tests and at least 90% of its gross income for such year must consist of certain types of qualifying income. Foreign currency gains will generally be treated as qualifying income for purposes of the 90% gross income requirement. However, the U.S. Treasury Department has authority to issue regulations in the future that could treat some or all of the Fund’s foreign currency gains as non-qualifying income, thereby jeopardizing the Fund’s status as a RIC for all years to which the regulations are applicable. Income derived from some commodity-linked derivatives is not qualifying income, and the treatment of income from some other commodity-linked derivatives is uncertain, for purposes of the 90% gross income test.
If for any taxable year the Fund were to fail to meet the income or diversification test described above, the Fund could in some cases cure such failure, including by paying a fund-level tax and, in the case of a diversification test failure, disposing of certain assets.
If, in any year, the Fund were to fail to qualify for treatment as a RIC under the Code, and were ineligible to or did not otherwise cure such failure, the Fund would be subject to tax on its taxable income at regular corporate rates and, when such income is distributed, Shareholders would be subject to a further tax to the extent of the Fund’s current or accumulated earnings and profits.
No assurance can be given that the Fund will be able to meet the complex and varied tests required to qualify as a RIC or to avoid corporate level tax. In addition, because the relevant laws may change, compliance with one or more of the RIC requirements may be impossible or impracticable.
RIC-Related Risks of Investments Generating Non-Cash Taxable Income
Certain of the Fund’s investments will require the Fund to recognize taxable income in a tax year in excess of the cash generated on those investments during that year. In particular, the Fund expects to invest in loans and other debt instruments that will be treated as having “market discount” and/or original issue discount (“OID”) (such as debt instruments with PIK interest or, in certain cases, increasing interest rates or issued with equity or warrants) for U.S. federal income tax purposes. Because the Fund may be required to recognize income in respect of these investments before, or without receiving, cash representing such income (e.g., PIK interest), the Fund may have difficulty satisfying the annual distribution requirements applicable to RICs and avoiding Fund-level U.S. federal income and/or excise taxes. Accordingly, the Fund may be required to sell assets, including at potentially disadvantageous times or prices, raise additional debt or equity capital, make taxable distributions of Shares or debt securities, or reduce new investments, to obtain the cash needed to make these income distributions. Market prices of OID instruments are more volatile because they are affected to a greater extent by interest rate changes than instruments that pay interest periodically in cash. Further, the interest rates on PIK loans may be higher to reflect the time-value of money on deferred interest payments and the higher credit risk of borrowers who may need to defer interest payments. If the Fund is not able to obtain cash from other sources, the Fund may fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax. In addition, if the Fund liquidates assets to raise cash, the Fund may realize additional gain or loss on such liquidations. In the event the Fund realizes additional net capital gains from such liquidation transactions, Shareholders, may receive larger capital gain distributions than it or they would in the absence of such transactions.
Instruments that are treated as having OID for U.S. federal income tax purposes may have unreliable valuations because their continuing accruals require judgments about the collectability of the deferred payments and the value of any collateral. Loans that are treated as having OID generally represent a significantly higher credit risk than coupon loans. Accruals on such instruments may create uncertainty about the source of Fund distributions to Shareholders. OID creates the risk of non-refundable cash payments to the Adviser based on accruals that may never be realized. In addition, the deferral of PIK interest also reduces a loan’s loan-to-value ratio at a compounding rate.
Uncertain Tax Treatment
The Fund may invest a portion of its net assets in below investment grade instruments. Investments in these types of instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund to the extent necessary in connection with the Fund’s intention to distribute sufficient income each tax year to minimize the risk that it becomes subject to U.S. federal income or excise tax.
Tax Treatment of Loans Risk
No statutory, judicial or administrative authority directly discusses how the notes, certificates and other alternative lending securities in which the Fund invests should be treated for tax purposes. As a result, the tax treatment of the Fund’s investment in alternative lending securities is uncertain. The tax treatment of the Fund’s investment in alternative lending securities could be affected by changes in tax laws or regulations, or interpretations thereof, or by court cases that could adversely affect the Fund and its ability to qualify as a RIC under Subchapter M of the Code.
As described herein, the Fund may co-invest with third parties through Platform Arrangements. For purposes of the diversification tests, it may be uncertain whether the issuer of such whole loans made by the Fund is the Platform, or the underlying borrowers with respect to such investments. The Fund intends to treat the underlying borrowers as the issuers (and not the Platforms) for purposes of the diversification tests. However, there can be no assurance that the IRS will not take contrary positions or that a court would agree with such position if litigated. A determination that the issuer of such whole loans is the Platform may adversely affect the Fund’s ability to meet the diversification tests and qualify as a RIC. See Section XXIV—“U.S. Federal Income Tax Considerations.”
Tax Laws Subject to Change
All statements contained herein concerning the U.S. federal income tax (or other tax) consequences of an investment in the Fund are based on existing law and interpretations thereof. Changes in and/or the enactment of new U.S. federal income tax and other tax laws, regulations or other administrative guidance and interpretations thereof could occur during the life of the Fund. The nature of additional changes in U.S. federal or non-U.S. income tax law, if any, cannot be determined prior to enactment of any new tax legislation. However, such legislation could significantly alter the tax consequences and decrease the after tax rate of return of an investment in the Fund. Potential investors therefore are urged to seek, and must rely on, the advice of their tax advisors with respect to the possible impact on their investments of recent legislation, as well as any future proposed tax legislation or administrative or judicial action.
Indemnification Obligations and Limited Liability of Trustees and Adviser
None of the Trustees, the Adviser or any of their respective affiliates, principals, members, shareholders, partners, officers, directors, employees, agents and representatives (each an “Indemnified Person”) shall have any liability, responsibility or accountability in damages or otherwise to any Shareholder or the Fund for, and the Fund agrees, to the fullest extent permitted by law, to indemnify, pay, protect and hold harmless each Indemnified Person from and against, any and all liabilities, obligations, losses, damages, penalties, actions, judgments, suits, proceedings, costs, expenses and disbursements of any kind or nature whatsoever (including, without limitation, all reasonable costs and expenses of attorneys, defense, appeal and settlement of any and all suits, actions or proceedings instituted or threatened against the Indemnified Persons or the Fund) and all costs of investigation in connection therewith which may be imposed on, incurred by, or asserted against the Indemnified Persons or the Fund in any way relating to or arising out of, or alleged to relate to or arise out of, any action or inaction on the part of the Fund, on the part of the Indemnified Persons when acting on behalf of the Fund or otherwise in connection with the business or affairs of the Fund, or on the part of any agents when acting on behalf of the Fund (collectively, the “Indemnified Liabilities”); provided that the Fund shall not be liable to any Indemnified Person for any portion of any Indemnified Liabilities which results from such Indemnified Person’s willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of his, her or its duties or by reason of his, her or its reckless disregard of his, her or its obligations and duties. Notwithstanding the foregoing, no waiver or release of personal liability of any Indemnified Person will be effective to waive any liabilities of such Indemnified Persons under the U.S. federal securities laws to the extent any such waiver or release is void under Section 14 of the 1933 Act.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Dividends [Text Block]	Shareholders will be entitled to the payment of dividends and other distributions when, as and if declared by the Board.
Security Voting Rights [Text Block]
The Declaration of Trust requires the affirmative vote of not less than seventy-five percent (75%) of the Shares of the Fund to approve, adopt or authorize an amendment to the Declaration of Trust that makes the Shares a “redeemable security” as that term is defined in the 1940 Act, unless such amendment has been approved by a majority of the Trustees then in office, in which case approval by the vote of a majority of the outstanding voting securities, as defined in the 1940 Act, is required, notwithstanding any provisions of the By-Laws. Upon the adoption of a proposal to convert the Fund from a “closed-end company” to an “open-end company”, as those terms are defined by the 1940 Act, and the necessary amendments to the Declaration of Trust to permit such a conversion of the Fund’s outstanding Shares entitled to vote, the Fund shall, upon complying with any requirements of the 1940 Act and state law, become an “open-end" investment company. Such affirmative vote or consent shall be in addition to the vote or consent of the holders of the Shares otherwise required by law, or any agreement between the Fund and any national securities exchange.
The Trustees may from time to time grant other voting rights to Shareholders with respect to these and other matters in the By-Laws, certain of which are required by the 1940 Act.

Security Liquidation Rights [Text Block]	Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund and the liquidation preference with respect to any outstanding preferred shares, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among the holders of the Fund's Shares according to their respective rights.
Security Preemptive and Other Rights [Text Block]	Shares will, when issued, be fully paid and non-assessable, and will have no pre-emptive or conversion rights or rights to cumulative voting.
Security Obligations of Ownership [Text Block]	All Shares have equal rights to the payment of dividends and the distribution of assets upon liquidation.
Other Securities [Table Text Block]	Description of Shares and Additional Information Regarding Declaration of Trust and By-Laws
The following is a brief description of the anticipated capital structure of the Fund as set forth in the Declaration of Trust and By-Laws. This description does not purport to be complete and is subject to and qualified in its entirety by reference to the Declaration of Trust and the By-Laws.
The Fund is a statutory trust established under the laws of the State of Delaware by the Declaration of Trust. The Declaration of Trust provides that the Trustees may authorize separate series or classes of Shares of beneficial interest of the Fund. Preferred shares may be issued in one or more series, with such rights as determined by the Board, by action of the Board without the approval of the Shareholders.
The Declaration of Trust authorizes the issuance of an unlimited number of Shares. The Fund offers Class I-F, Class S-F and Class U-F Shares. The fees and expenses for the Fund are set forth in Section II—“Summary of Fees and Expenses” above.
Shareholders will be entitled to the payment of dividends and other distributions when, as and if declared by the Board. All Shares have equal rights to the payment of dividends and the distribution of assets upon liquidation. Shares will, when issued, be fully paid and non-assessable, and will have no pre-emptive or conversion rights or rights to cumulative voting. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund and the liquidation preference with respect to any outstanding preferred shares, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among the holders of the Fund's Shares according to their respective rights.
The Fund does not intend to hold annual meetings of Shareholders. If the Fund does hold a meeting of Shareholders, Shares of the Fund entitle their holders to one vote for each Share held. Each fractional Share shall be entitled to a proportionate fractional vote, except as otherwise provided by the Declaration of Trust, By-Laws, or required by applicable law.
The Fund will send unaudited reports at least semiannually and audited financial statements annually to all of its Shareholders.
The Shares are not, and are not expected to be, listed for trading on any national securities exchange nor is there expected to be any secondary trading market in the Shares.
The following table shows the amount of Shares of the Fund that were authorized and outstanding as of March 31, 2025:

(1)	(2)	(3)	(4)
Title of Class	Amount Authorized	Amount Held by the Fund for its Account	Amount Outstanding Exclusive of Amount Shown Under (3)
Class I-F Shares	Unlimited	0	10,000
Class S-F Shares	Unlimited	0	0
Class U-F Shares	Unlimited	0	0
Although it has no present intention to do so, the Fund may determine in the future to issue preferred shares or other senior securities to add leverage to its portfolio. Any such preferred shares would have complete priority upon distribution of assets over the Shares.
The Declaration of Trust and the By-Laws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or to convert the Fund to open-end status.
The Trustees are elected for indefinite terms and do not stand for reelection. A Trustee may be removed from office with or without cause by a vote of two-thirds of the remaining Trustees or by a vote of the holders of at least two-thirds of Shares. These voting thresholds are not required under Delaware or federal law. The anti-takeover provisions in the Declaration of Trust promote stability in the governance of the Fund and limit the risk that the Fund will be subject to changes in control, operational changes or other changes that may not be in the best interests of Shareholders.
The Declaration of Trust requires the affirmative vote of not less than seventy-five percent (75%) of the Shares of the Fund to approve, adopt or authorize an amendment to the Declaration of Trust that makes the Shares a “redeemable security” as that term is defined in the 1940 Act, unless such amendment has been approved by a majority of the Trustees then in office, in which case approval by the vote of a majority of the outstanding voting securities, as defined in the 1940 Act, is required, notwithstanding any provisions of the By-Laws. Upon the adoption of a proposal to convert the Fund from a “closed-end company” to an “open-end company”, as those terms are defined by the 1940 Act, and the necessary amendments to the Declaration of Trust to permit such a conversion of the Fund’s outstanding Shares entitled to vote, the Fund shall, upon complying with any requirements of the 1940 Act and state law, become an “open-end" investment company. Such affirmative vote or consent shall be in addition to the vote or consent of the holders of the Shares otherwise required by law, or any agreement between the Fund and any national securities exchange.
The Trustees may from time to time grant other voting rights to Shareholders with respect to these and other matters in the By-Laws, certain of which are required by the 1940 Act.
The overall effect of these provisions is to render more difficult the accomplishment of the assumption of control of the Fund by a third party and/or the conversion of the Fund to an open-end investment company. The Trustees has considered the foregoing provisions and concluded that they are in the best interests of the Fund and its Shareholders, including holders of the Shares.
The Declaration of Trust provides that, to the fullest extent permitted by law, unless the Fund consents in writing to the selection of an alternative forum, the sole and exclusive forum for (i) any derivative action or proceeding brought on behalf of the Fund, (ii) any action asserting a claim of breach of a duty owed by any trustee, officer or other agent of the Fund to the Fund or its Shareholders, (iii) any action asserting a claim arising pursuant to any provision of Title 12 of the Delaware Code, Delaware statutory or common law, the Declaration of Trust or the By-Laws, or (iv) any action asserting a claim governed by the internal affairs (or similar) doctrine shall be the Court of Chancery of the State of Delaware or, if such court does not have subject matter jurisdiction thereof, any other court in the State of Delaware with subject matter jurisdiction. The exclusive forum provision may expose investors to increased risks to successfully bringing claims, including increased expense and decreased convenience. The foregoing exclusive forum provision does not apply to any claims arising under U.S. federal securities laws.
In addition, the Declaration of Trust provides that no Shareholder may maintain a derivative action on behalf of the Fund unless (i) the Shareholder makes a pre-suit demand upon the Trustees to bring the subject action (unless an effort to cause the Trustees to bring such an action is not likely to succeed as determined under the terms of the Declaration of Trust); (ii) Shareholders eligible to bring such derivative action who collectively hold Shares representing ten percent (10%) or more of the total combined NAV of all Shares issued and outstanding join in the request for the Trustees to commence such action (the "10% Threshold"); and (iii) Trustees are afforded a reasonable amount of time to consider such request and to investigate the basis of such claim. The Declaration of Trust further provides that a Shareholder may not bring a general direct action unless: (a) the Shareholder or Shareholders have obtained authorization from the Trustees to bring the subject action (unless an effort to cause the Trustees to bring such an action is not likely to succeed as determined under the terms of the Declaration of Trust), (b) Shareholders eligible to bring such action represent the 10% Threshold and (c) the Trustees are afforded a reasonable amount of time to consider such Shareholder request and to investigate the basis of such claim. In each case of a derivative action and general direct action, the Trustees shall be entitled to retain counsel or other advisers in considering the merits of the request and may require an undertaking by the Shareholders making such request to reimburse the Fund for the expense of any such advisors in the event that the Trustees determine not to bring such action (the "Shareholder Undertaking"). The provisions of the Declaration of Trust regarding the 10% Threshold and the Shareholder Undertaking, as they relate to derivative actions and general direct actions, do not apply to claims arising under the federal securities laws. These provisions of the Declaration of Trust may make it more difficult for Shareholders to bring an action than a company without such provisions.
The Declaration of Trust also includes an irrevocable waiver of the right to trial by jury in all such claims, suits, actions and proceedings. Any person purchasing or otherwise acquiring any of the Shares shall be deemed to have notice of and to have consented to these provisions of the Declaration of Trust. The exclusive forum provision, derivative action provision and jury trial waiver provision may limit a Shareholder’s ability to bring a claim in a judicial forum or in a manner that it finds favorable for disputes with the Fund or the Fund’s trustees or officers, which may discourage such lawsuits. Alternatively, if a court were to find the exclusive forum provision, derivative action provision or the jury trial waiver provision to be inapplicable or unenforceable in an action, we may incur additional costs associated with resolving such action in other jurisdictions or in other manners, which could have a material adverse effect on the Fund’s business, financial condition and results of operations.
Notwithstanding any of the foregoing, neither the Fund nor any of its investors are permitted to waive compliance with any provision of the U.S. federal securities laws and the rules and regulations promulgated thereunder.
The foregoing is qualified in its entirety by reference to the full text of the Declaration of Trust and the By-Laws.

Other Security, Description [Text Block]	Description of Shares and Additional Information Regarding Declaration of Trust and By-Laws
The following is a brief description of the anticipated capital structure of the Fund as set forth in the Declaration of Trust and By-Laws. This description does not purport to be complete and is subject to and qualified in its entirety by reference to the Declaration of Trust and the By-Laws.
The Fund is a statutory trust established under the laws of the State of Delaware by the Declaration of Trust. The Declaration of Trust provides that the Trustees may authorize separate series or classes of Shares of beneficial interest of the Fund. Preferred shares may be issued in one or more series, with such rights as determined by the Board, by action of the Board without the approval of the Shareholders.
The Declaration of Trust authorizes the issuance of an unlimited number of Shares. The Fund offers Class I-F, Class S-F and Class U-F Shares. The fees and expenses for the Fund are set forth in Section II—“Summary of Fees and Expenses” above.
Shareholders will be entitled to the payment of dividends and other distributions when, as and if declared by the Board. All Shares have equal rights to the payment of dividends and the distribution of assets upon liquidation. Shares will, when issued, be fully paid and non-assessable, and will have no pre-emptive or conversion rights or rights to cumulative voting. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund and the liquidation preference with respect to any outstanding preferred shares, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among the holders of the Fund's Shares according to their respective rights.
The Fund does not intend to hold annual meetings of Shareholders. If the Fund does hold a meeting of Shareholders, Shares of the Fund entitle their holders to one vote for each Share held. Each fractional Share shall be entitled to a proportionate fractional vote, except as otherwise provided by the Declaration of Trust, By-Laws, or required by applicable law.
The Fund will send unaudited reports at least semiannually and audited financial statements annually to all of its Shareholders.
The Shares are not, and are not expected to be, listed for trading on any national securities exchange nor is there expected to be any secondary trading market in the Shares.
The following table shows the amount of Shares of the Fund that were authorized and outstanding as of March 31, 2025:

(1)	(2)	(3)	(4)
Title of Class	Amount Authorized	Amount Held by the Fund for its Account	Amount Outstanding Exclusive of Amount Shown Under (3)
Class I-F Shares	Unlimited	0	10,000
Class S-F Shares	Unlimited	0	0
Class U-F Shares	Unlimited	0	0
Although it has no present intention to do so, the Fund may determine in the future to issue preferred shares or other senior securities to add leverage to its portfolio. Any such preferred shares would have complete priority upon distribution of assets over the Shares.
The Declaration of Trust and the By-Laws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or to convert the Fund to open-end status.
The Trustees are elected for indefinite terms and do not stand for reelection. A Trustee may be removed from office with or without cause by a vote of two-thirds of the remaining Trustees or by a vote of the holders of at least two-thirds of Shares. These voting thresholds are not required under Delaware or federal law. The anti-takeover provisions in the Declaration of Trust promote stability in the governance of the Fund and limit the risk that the Fund will be subject to changes in control, operational changes or other changes that may not be in the best interests of Shareholders.
The Declaration of Trust requires the affirmative vote of not less than seventy-five percent (75%) of the Shares of the Fund to approve, adopt or authorize an amendment to the Declaration of Trust that makes the Shares a “redeemable security” as that term is defined in the 1940 Act, unless such amendment has been approved by a majority of the Trustees then in office, in which case approval by the vote of a majority of the outstanding voting securities, as defined in the 1940 Act, is required, notwithstanding any provisions of the By-Laws. Upon the adoption of a proposal to convert the Fund from a “closed-end company” to an “open-end company”, as those terms are defined by the 1940 Act, and the necessary amendments to the Declaration of Trust to permit such a conversion of the Fund’s outstanding Shares entitled to vote, the Fund shall, upon complying with any requirements of the 1940 Act and state law, become an “open-end" investment company. Such affirmative vote or consent shall be in addition to the vote or consent of the holders of the Shares otherwise required by law, or any agreement between the Fund and any national securities exchange.
The Trustees may from time to time grant other voting rights to Shareholders with respect to these and other matters in the By-Laws, certain of which are required by the 1940 Act.
The overall effect of these provisions is to render more difficult the accomplishment of the assumption of control of the Fund by a third party and/or the conversion of the Fund to an open-end investment company. The Trustees has considered the foregoing provisions and concluded that they are in the best interests of the Fund and its Shareholders, including holders of the Shares.
The Declaration of Trust provides that, to the fullest extent permitted by law, unless the Fund consents in writing to the selection of an alternative forum, the sole and exclusive forum for (i) any derivative action or proceeding brought on behalf of the Fund, (ii) any action asserting a claim of breach of a duty owed by any trustee, officer or other agent of the Fund to the Fund or its Shareholders, (iii) any action asserting a claim arising pursuant to any provision of Title 12 of the Delaware Code, Delaware statutory or common law, the Declaration of Trust or the By-Laws, or (iv) any action asserting a claim governed by the internal affairs (or similar) doctrine shall be the Court of Chancery of the State of Delaware or, if such court does not have subject matter jurisdiction thereof, any other court in the State of Delaware with subject matter jurisdiction. The exclusive forum provision may expose investors to increased risks to successfully bringing claims, including increased expense and decreased convenience. The foregoing exclusive forum provision does not apply to any claims arising under U.S. federal securities laws.
In addition, the Declaration of Trust provides that no Shareholder may maintain a derivative action on behalf of the Fund unless (i) the Shareholder makes a pre-suit demand upon the Trustees to bring the subject action (unless an effort to cause the Trustees to bring such an action is not likely to succeed as determined under the terms of the Declaration of Trust); (ii) Shareholders eligible to bring such derivative action who collectively hold Shares representing ten percent (10%) or more of the total combined NAV of all Shares issued and outstanding join in the request for the Trustees to commence such action (the "10% Threshold"); and (iii) Trustees are afforded a reasonable amount of time to consider such request and to investigate the basis of such claim. The Declaration of Trust further provides that a Shareholder may not bring a general direct action unless: (a) the Shareholder or Shareholders have obtained authorization from the Trustees to bring the subject action (unless an effort to cause the Trustees to bring such an action is not likely to succeed as determined under the terms of the Declaration of Trust), (b) Shareholders eligible to bring such action represent the 10% Threshold and (c) the Trustees are afforded a reasonable amount of time to consider such Shareholder request and to investigate the basis of such claim. In each case of a derivative action and general direct action, the Trustees shall be entitled to retain counsel or other advisers in considering the merits of the request and may require an undertaking by the Shareholders making such request to reimburse the Fund for the expense of any such advisors in the event that the Trustees determine not to bring such action (the "Shareholder Undertaking"). The provisions of the Declaration of Trust regarding the 10% Threshold and the Shareholder Undertaking, as they relate to derivative actions and general direct actions, do not apply to claims arising under the federal securities laws. These provisions of the Declaration of Trust may make it more difficult for Shareholders to bring an action than a company without such provisions.
The Declaration of Trust also includes an irrevocable waiver of the right to trial by jury in all such claims, suits, actions and proceedings. Any person purchasing or otherwise acquiring any of the Shares shall be deemed to have notice of and to have consented to these provisions of the Declaration of Trust. The exclusive forum provision, derivative action provision and jury trial waiver provision may limit a Shareholder’s ability to bring a claim in a judicial forum or in a manner that it finds favorable for disputes with the Fund or the Fund’s trustees or officers, which may discourage such lawsuits. Alternatively, if a court were to find the exclusive forum provision, derivative action provision or the jury trial waiver provision to be inapplicable or unenforceable in an action, we may incur additional costs associated with resolving such action in other jurisdictions or in other manners, which could have a material adverse effect on the Fund’s business, financial condition and results of operations.
Notwithstanding any of the foregoing, neither the Fund nor any of its investors are permitted to waive compliance with any provision of the U.S. federal securities laws and the rules and regulations promulgated thereunder.
The foregoing is qualified in its entirety by reference to the full text of the Declaration of Trust and the By-Laws.

Outstanding Securities [Table Text Block]

(1)	(2)	(3)	(4)
Title of Class	Amount Authorized	Amount Held by the Fund for its Account	Amount Outstanding Exclusive of Amount Shown Under (3)
Class I-F Shares	Unlimited	0	10,000
Class S-F Shares	Unlimited	0	0
Class U-F Shares	Unlimited	0	0

General Investment Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
General Investment Risks
There is no assurance that the investments held by the Fund will be profitable, that there will be proceeds from such investments available for distribution to Shareholders, or that the Fund will achieve its investment objective. An investment in the Fund is speculative and involves a high degree of risk. Fund performance may be volatile and a Shareholder could incur a total or substantial loss of its investment. There can be no assurance that projected or targeted returns for the Fund will be achieved.

No Operating History Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
No Operating History
The Fund has not yet commenced operations as of the date of this Memorandum and has no operating history. As such, as of the date of this Memorandum, the Fund has not generated financial statements or other meaningful operating or financial data on which to evaluate the Fund and its performance. The Fund is subject to all of the business risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objectives and that the value of Shares could decline.
The performance of the Adviser and its principals’ (the “Principals”) prior investments is not necessarily indicative of the Fund’s future results. While the Adviser intends for the Fund to make investments that have estimated returns commensurate with the risks undertaken, there can be no assurances that any targeted internal rate of return will be achieved. On any given investment, loss of capital is possible.
The Fund may not succeed in meeting its objective, and its NAV may decrease. As a newly-formed vehicle, there is no assurance that the Fund will grow or maintain economically viable size, which may result in increased Fund expenses or a determination to liquidate the Fund.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Management Risk
The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Fund may be subject to a relatively high level of management risk because the Fund invests in Alternative Credit Assets, which are highly specialized instruments that require investment techniques and risk analyses different from those associated with investing in public equities and bonds. The Fund’s allocation of its investments across portfolio investments representing various strategies, geographic regions, asset classes and sectors may vary significantly over time based on the Adviser’s analysis and judgment. As a result, the particular risks most relevant to an investment in the Fund, as well as the overall risk profile of the Fund’s portfolio, may vary over time. It is possible that the Fund will focus on an investment that performs poorly or underperforms other investments under various market conditions.

Incentive Fee Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Incentive Fee
The Incentive Fee payable by the Fund to the Adviser may create an incentive for the Adviser to make investments on the Fund’s behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement.
The Incentive Fee is computed and paid on net profits that may include interest that has been accrued but not yet received in cash, such as market discount, debt instruments with payment in-kind (“PIK”) interest, preferred stock with PIK dividends and zero-coupon securities. If there is a default on an investment by the obligor or such capital appreciation is not ultimately realized, it is possible that amounts previously used in the calculation of the Incentive Fee will become uncollectible, and the Adviser will have no obligation to refund any fees it received in respect of such accrued income. In addition, since in certain cases the Fund may recognize net profits before or without receiving cash representing such net profits and have a corresponding obligation to make an Incentive Fee payment, the Fund may have to sell some of its investments at times it would not consider advantageous, raise additional debt or equity capital or reduce new investments to meet its payment obligations.

Dependence On The Adviser And Key Personnel Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Dependence on the Adviser and Key Personnel
The success of the Fund depends upon the diligence, skill and network of business contacts of the Adviser and its investment personnel. There can be no assurance that the investment personnel upon which the Adviser relies will continue to be associated with the Adviser throughout the life of the Fund. The Fund’s future success will depend to a significant extent on the continued service and coordination of such investment personnel. If the Adviser’s investment personnel do not maintain their existing relationships with sources of investment opportunities and does not develop new relationships with other sources of investment opportunities available to the Fund, the Adviser may not be able to grow the Fund’s investment portfolio. In addition, individuals with whom such investment personnel have relationships are not obligated to provide the Fund with investment opportunities. Therefore, the Fund and the Adviser can offer no assurance that such relationships will generate investment opportunities for the Fund.
The Fund’s ability to achieve its investment objective will also depend on the Adviser’s ability to manage the Fund and to grow the Fund’s investments and earnings. This will depend, in turn, on the Adviser’s ability to identify, invest in and monitor portfolio companies that meet the Fund’s investment criteria. The achievement of the Fund’s investment objective will depend upon the Adviser’s execution of the Fund’s investment process, its ability to provide competent, attentive and efficient services to the Fund and, to a lesser extent, the Fund’s access to financing on acceptable terms. The Adviser’s team of investment professionals will have substantial responsibilities in connection with the management of other investment funds, accounts and investment vehicles, some of which may have an investment strategy that overlaps with that of the Fund. These activities may distract them from servicing new investment opportunities for the Fund or slow the Fund’s rate of investment. Any failure to manage the Fund’s business and its future growth effectively could have a material adverse effect on the Fund’s business, financial condition, results of operations and cash flows.
Although the Adviser will monitor the performance of each Fund investment, it will primarily be the responsibility of each portfolio company’s management team to operate such portfolio company on a day-to-day basis. Although the Fund generally intends to invest in companies with strong management, there can be no assurance that the management of such companies will be able or willing to successfully operate a company in accordance with the Fund’s objectives.
Control over the operation of certain structured and/or securitized products or vehicles in which the Fund invests may be vested with third-party managers and any future profitability of such investment will depend largely upon the business and investment acumen of such third-party managers. The loss or reduction of service of one or more such third-party managers could have an adverse effect on the Fund’s ability to realize its investment objectives. Such third-party managers may also be authorized to manage other investments other than the investments held by such structured and/or securitized products or vehicles, which may pose conflicts of interest in the allocation of time of such third-party managers.

Dynamic Investment Strategy [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Dynamic Investment Strategy
While the Adviser generally intends to seek attractive returns for the Fund by primarily employing an investment strategy focused on investing across a wide range of alternative credit assets and strategies, including asset-based finance investments, and to a lesser extent, in other credit investments, with a focus on private investments, as described herein, the Adviser may pursue additional investment strategies and may modify or depart from its initial investment strategy, investment process and investment techniques as it determines appropriate, subject to compliance with the Fund’s policy to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in Alternative Credit Assets. The Adviser may pursue investments outside of the industries, geographies and sectors in which it has previously made investments or has internal operational experience.

Closed-End Interval Fund Structure; Liquidity Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Closed-End Interval Fund Structure; Liquidity Risks
The Fund is a closed-end management investment company structured as an “interval fund” and designed primarily for long-term investors; the Fund is not intended to be a typical traded investment. There is no secondary market for the Fund’s Shares and the Fund expects that no secondary market will develop. An investor should not invest in the Fund if the investor needs a liquid investment.
Unlike open-end funds (commonly known as mutual funds), which generally permit redemptions on a daily basis, the Shares are not redeemable at a Shareholder’s option. Unlike stocks of listed closed-end funds, the Shares are not listed, and are not expected to be listed, for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, the Fund generally anticipates making repurchases of 5% of its outstanding Shares on a quarterly basis and, therefore, Shareholders may not be able to sell their Shares when and/or in the amount they desire.
The Fund’s investments in Alternative Credit Assets are generally illiquid and typically cannot be transferred or redeemed for a substantial period of time. The Shares are designed for long-term investors, and the Fund should not be treated as a trading vehicle. Additionally, because Shares are not listed on any securities exchange, the Fund is not required, and does not intend, to hold annual meetings of its Shareholders unless called for under the provisions of the 1940 Act.

Repurchase Of Shares Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase of Shares Risk
To provide some liquidity to Shareholders, will make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to the Fund’s Shareholders, and generally are funded from available cash or sales of portfolio securities. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratios. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities, and may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. Certain Shareholders may from time to time own or control a significant percentage of the Fund’s Shares. Repurchase requests by these Shareholders of these Shares of the Fund may cause repurchases to be oversubscribed, with the result that Shareholders may only be able to have a portion of their Shares repurchased in connection with any repurchase offer.
The Fund will offer to purchase only a small portion of its Shares each quarter, and there is no guarantee that Shareholders will be able to sell all of the Shares that they desire to sell in any particular repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarterly period, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request. See Section XVIII—“Share Repurchase Program.”

Restrictions On Transfers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Restrictions on Transfers
Transfers of Shares may be made only with the consent of the Fund, which may be withheld in the Fund’s sole discretion. Notice to the Fund of any proposed transfer must include evidence satisfactory to the Fund that the proposed transferee, at the time of transfer, meets any requirements imposed by the Fund with respect to investor eligibility and suitability.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk
The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are valued at prices that the Fund is unable to obtain upon sale due to factors such as incomplete data, market instability, human error, or, with respect to securities for which there are no readily available market quotations, the inherent difficulty in determining the fair value of certain types of investments. The Adviser may, but is not required to, use an independent pricing service or prices provided by dealers to value securities at their market value. Because the secondary markets for certain investments may be limited, such instruments may be difficult to value.
A significant amount of the Fund’s investments are expected to be in securities that do not have readily ascertainable market prices. Assets that are not publicly traded or whose market prices are not readily available are valued at fair value as determined in good faith by the Adviser (who may consider, as one input among others, certain procedures performed by one or more independent valuation firms, if any). In connection with that determination, portfolio company valuations will be prepared using sources, including inputs from the sponsor in the case of a sponsor-managed structured and/or securitized product or vehicle. The Adviser may also consider preliminary valuations obtained from independent valuation firms and/or proprietary models depending on the availability of information on the Fund’s assets and the type of asset being valued, all in accordance with the Fund’s valuation policy.
Because fair values, and particularly fair values of private securities and private companies, are inherently uncertain, may fluctuate over short periods of time, and are often based to a large extent on estimates, comparisons and qualitative evaluations of private information, the Fund’s determinations of fair value may differ materially from the values that would have been determined if a ready market for these securities existed. This could make it more difficult to value accurately the Fund’s portfolio investments and could lead to undervaluation or overvaluation of the Fund’s interests. In addition, the valuation of these types of securities may result in substantial write-downs and earnings volatility. There can be no assurance that valuation decisions with respect to an investment will represent the value realized by the Fund on the eventual disposition of such investment or that would, in fact, be realized upon an immediate disposition of such investment on the date of its valuation.
The value at which the Fund’s investments can be liquidated may differ, sometimes significantly, from the valuations assigned by the Fund. In addition, the timing of liquidations may also affect the values obtained on liquidation. The Fund invests a significant amount of its assets in private assets for which no public market exists. There can be no guarantee that the Fund’s investments could ultimately be realized at the Fund’s valuation of such investments. In addition, the Fund’s compliance with the asset diversification tests under the Code depends on the fair market values of the Fund’s assets, and, accordingly, a challenge to the valuations ascribed by the Fund could affect its ability to comply with those tests or require it to pay penalty taxes in order to cure a violation thereof.
The Fund’s NAV is a critical component in several operational matters including computation of the Management Fee and Incentive Fee payable by the Fund, and determination of the price at which the Shares will be offered and at which a repurchase offer will be made. Consequently, variance in the valuation of the Fund’s investments will impact, positively or negatively, the fees and expenses Shareholders will pay, the price a Shareholder will receive in connection with a repurchase offer and the number of Shares an investor will receive upon investing in the Fund. The number of Shares a Shareholder will receive will be based on the Fund’s most recent NAV, which may not be ascertainable at the time a prospective investor submits a subscription agreement to purchase Shares.
It is expected that the Fund’s leverage facilities will have certain coverage, borrowing base or similar maintenance tests related to asset market values. Declines in market values could have adverse consequences to the Fund under the terms of such facilities, including the required sale of assets, repayment of all or a portion of such facilities or an event of default under the facility. In addition, lenders under credit facilities may have the right to revalue certain of the Fund’s investments (upon, for example, a default or material modification of the terms of such Fund investment) at their discretion. Such values may be lower (perhaps significantly) than the Fund’s carrying value resulting in failure of such tests related to asset market values.
The Adviser expects to receive information for the Fund’s investments in certain Alternative Credit Assets on which it will base the Fund’s NAV only as of each calendar quarter end and on a significant delay. The Adviser generally does not expect to receive updated information intra quarter for such investments. As a result, the Fund’s NAV attributable to such investments for periods other than calendar quarter-end will likely be based on information from the prior quarter. The Fund may need to liquidate certain investments, including its investments in Alternative Credit Assets, in order to maintain sufficient liquidity in connection with a repurchase offer. A subsequent decrease in the valuation of the Fund’s investments after a repurchase offer could potentially disadvantage remaining Shareholders to the benefit of Shareholders whose Shares were accepted for repurchase. Alternatively, a subsequent increase in the valuation of the Fund’s investments could potentially disadvantage Shareholders whose Shares were accepted for repurchase to the benefit of remaining Shareholders. Similarly, a subsequent decrease in the valuation of the Fund’s investments after a subscription could potentially disadvantage subscribing investors to the benefit of pre-existing Shareholders, and a subsequent increase in the valuation of the Fund’s investments after a subscription could potentially disadvantage pre-existing Shareholders to the benefit of subscribing investors. For more information regarding the Fund’s calculation of its NAV, see Section XXII—“Net Asset Valuation.”

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk
The Fund may employ leverage through borrowings (i.e., loans from certain financial institutions and/or the issuance of debt and/or preferred securities, “Borrowings”) in the future. The Fund does not currently anticipate obtaining leverage from Borrowings prior to the commencement of any public offering of Shares. The Fund’s use of leverage could create the opportunity for a higher return for Shareholders, but would also result in special risks for Shareholders and can magnify the effect of any losses. If the income and gains earned on the securities and investments purchased with leverage proceeds are greater than the cost of the leverage, the return on the Shares will be greater than if leverage had not been used. Conversely, if the income and gains from the securities and investments purchased with such proceeds do not cover the cost of leverage, the return on the Shares will be less than if leverage had not been used. There is no assurance that a leveraging strategy will be successful. In addition, derivative transactions, if utilized, can involve leverage or the potential for leverage because they enable the Fund to magnify the Fund’s exposure beyond its investment.
Because the fee paid to the Adviser is calculated on the basis of the Fund’s Managed Assets, which include the proceeds of leverage, the dollar amount of the Management Fee paid by the Fund to the Adviser will be higher (and the Adviser will be benefited to that extent) if leverage is utilized. The Adviser will utilize leverage only if it believes such action would result in a net benefit to the Fund’s Shareholders after taking into account the higher fees and expenses associated with leverage (including higher Management Fees).
Leverage involves risks and special considerations compared to a comparable portfolio without leverage including: (i) the likelihood of greater volatility of the Fund’s NAV; (ii) the risk that fluctuations in interest rates on Borrowings will reduce the return to the Shareholders or will result in fluctuations in the dividends paid on the Shares; (iii) the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Shares than if the Fund were not leveraged; (iv) if the Fund uses leverage, the investment management fees payable to the Adviser will be higher than if the Fund did not use leverage, and may provide a financial incentive to the Adviser to increase the Fund’s use of leverage and create an inherent conflict of interest; and (v) leverage may increase expenses, which may reduce total return.
A decline in the Fund’s NAV could affect the ability of the Fund to make dividend payments to Shareholders. The failure to pay dividends or make distributions could result in the Fund ceasing to qualify as a RIC under the Code, which could have a material adverse effect on the value of the Shares. Subject to prevailing market conditions, the Fund may add financial leverage if, immediately after such Borrowing, it would have asset coverage (as defined in the 1940 Act) of 300% or more (for leverage obtained through debt) or 200% or more (for leverage obtained through preferred stock). For example, if the Fund has $100 in net assets, it may utilize leverage through obtaining debt of up to $50, resulting in $150 in total assets (or 300% asset coverage). In addition, if the Fund has $100 in net assets, it may issue $100 in preferred stock, resulting in $200 in total assets (or 200% asset coverage). If the asset coverage for Borrowings or preferred shares declines to less than 300% or 200%, respectively (as a result of market fluctuations or otherwise), the Fund may be required to sell a portion of its investments when it may be disadvantageous to do so.
All costs and expenses related to any form of leverage used by the Fund will be borne entirely by the Shareholders.

Contingent Liabilities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Contingent Liabilities
From time to time, the Fund may incur contingent liabilities in connection with an investment. The Fund may purchase from a lender a revolving credit facility that has not yet been fully drawn. If the borrower subsequently draws down on the facility, the Fund would be obligated to fund the amounts due. The Fund may also enter into agreements pursuant to which it agrees to assume responsibility for default risk presented by a third party, and may, on the other hand, enter into agreements through which third parties offer default protection to the Fund.
In connection with the disposition of an investment, the Fund and/or the Adviser may be required to make (and/or be responsible for another person’s or entity’s breach of) representations and warranties (e.g., about the business and financial affairs of the applicable portfolio company, the condition of its assets and the extent of its liabilities, in each case generally in the nature of representations and warranties typically made in connection with the sale of similar businesses), and may be responsible for the content of disclosure documents under applicable securities laws. The Fund and/or the Adviser also may be required to indemnify the purchasers of such investment or underwriters to the extent that any such representations or disclosure documents are inaccurate. These arrangements may result in contingent liabilities, which would be borne by the Fund and, ultimately, its investors.
In addition, although it is anticipated that indebtedness incurred by the Fund will be recourse only to the specified collateral assets that are subject to the relevant security agreements and nonrecourse to the Fund, under certain circumstances, such as fraud, filing a voluntary petition for bankruptcy, or other acts, there is an exception to the non-recourse nature of such indebtedness under which the Fund would become liable for the repayment of the indebtedness in whole or in part.

Amount Or Frequency Of Distribution Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Amount or Frequency of Distribution
The amount of distributions that the Fund may pay is uncertain. The Fund expects to pay distributions out of assets legally available for distribution from time to time, at the sole discretion of the Board, and otherwise in a manner to comply with Subchapter M of the Code. See Section XXVI—“Distributions.” Nevertheless, the Fund cannot assure Shareholders that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. The Fund’s ability to pay distributions may be adversely affected by the impact of the risks described herein. All distributions will depend on the Fund’s earnings, its net investment income, its financial condition, and such other factors as the Board may deem relevant from time to time.

Lack Of Sufficient Investment Opportunities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Lack of Sufficient Investment Opportunities; Competition for Access to Investment Opportunities
The business of identifying, structuring and completing attractive investments is highly competitive and involves a high degree of uncertainty. It is possible that the Fund will never be fully invested if enough sufficiently attractive investments are not identified.
The Fund may compete for investments with other investment funds (including registered investment companies, private credit funds, private equity funds and other alternative investment funds) and other entities with similar investment objectives, including those affiliated with the Adviser or its affiliates, third party strategic industry acquirers, institutional investors (such as sovereign wealth funds), private equity and debt investors and credit vehicles. As a result of these market participants, competition for investment opportunities is strong and may intensify. Many of the Fund’s competitors are larger and have greater financial, technical, and marketing resources than it does. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some competitors may have higher risk tolerances or different risk assessments than the Fund or the Adviser. These characteristics could allow competitors to consider a wider variety of investments, establish more relationships and offer better pricing and more flexible structuring than the Fund is able to do.
The Fund may lose investment opportunities if it does not match competitors’ pricing, terms, and investment structure criteria. If the Fund chooses to match these competitors’ investment terms criteria, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital loss. A significant increase in the number and/or the size of the Fund’s competitors in its target market could force the Fund to accept less attractive investment terms. The competitive pressures the Fund and the Adviser face, and the manner in which the Fund and the Adviser react or adjust to competitive pressures, may have a material adverse effect on the business, financial condition, results of operations, investment returns, leverage ratio, effective yield on investments and cash flows of the Fund. As a result of this competition, the Fund may not be able to take advantage of attractive investment opportunities from time to time. Also, the Adviser may not be able to identify and make investments that are consistent with the Fund’s investment objective.
In addition, certain provisions of the 1940 Act prohibit the Fund from engaging in transactions with the Adviser and its affiliates; however; unregistered funds also managed by the Adviser are not prohibited from the same transactions. The 1940 Act also imposes significant limits on co-investments with affiliates of the Fund. The Co-Investment Exemptive Order will permit the Fund to co-invest alongside its affiliates in privately negotiated investments. Co-Investments made under the Co-Investment Exemptive Order will be subject to compliance with certain conditions and other requirements, which could limit the Fund’s ability to participate in a co-investment transaction. An inability to receive the desired allocation to potential investments may affect the Fund’s ability to achieve the desired investment returns. Section XXIII—“Conflicts of Interest” and “Risks Relating to Conflicts of Interest” below further discuss how allocation of investment opportunity presents risks that the Fund may never be fully invested. In addition, the time and resources that the Adviser devotes to the Fund may be diverted, and during times of intense activity in other investment programs it may devote less time and resources to the Fund than is necessary or appropriate. In addition, the Fund may compete with any investment entity also managed by the Adviser or its affiliates for the same investors and investment opportunities.
Drawdown Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Drawdown Risks
Until the Final Drawdown Date, Shareholders will be obligated to fund Drawdown Purchases to purchase Shares based on their Capital Commitment. To satisfy such obligations, Shareholders may need to maintain a substantial portion of their Capital Commitments in assets that can be readily converted to cash. Failure by a Shareholder to timely fund its Capital Commitment may result in some of its Shares being forfeited or subject the Shareholder to other remedies available to the Fund, as set forth in further detail in the Subscription Agreement. Failure of a Shareholder to contribute its Capital Commitments could also cause the Fund to be unable to realize its investment objective. A default by a substantial number of Shareholders or by one or more Shareholders that have made substantial Capital Commitments would limit the Fund’s opportunities for investment or diversification and would likely reduce Fund returns.

Shareholder Default Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Shareholder Default Risks
The Subscription Agreement provides for significant adverse consequences in the event a Shareholder defaults on its Capital Commitment to the Fund. In addition to losing its right to participate in future Drawdown Purchases, a Defaulting Shareholder may be forced to transfer its Shares to a third party for a price that is less than the NAV of such Shares.

Non-Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-Diversification Risk
The Fund intends to operate as a “non-diversified” management investment company for purposes of the 1940 Act, which means it will not be subject to percentage limitations under the 1940 Act on assets that may be invested in the securities of any one issuer. As a result, the Fund may invest in relatively few industries or issuers. To the extent that the Fund holds large positions in a small number of issuers, or within a particular industry, the Fund’s NAV may be subject to greater fluctuation. The Fund also may be more susceptible to any single economic or regulatory occurrence or a downturn in particular industry. Notwithstanding the foregoing, the Fund may, from time to time, in the future, be considered a diversified management investment company pursuant under the 1940 Act.

Credit Risk1 [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Risk
One of the fundamental risks associated with the Fund’s investments is credit risk, which is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due. The Fund’s return to investors would be adversely impacted if an issuer of debt in which the Fund invests becomes unable to make such payments when due.
Although the Fund may make investments that the Adviser believes are secured by specific collateral, the value of which may initially exceed the principal amount of such investments or the Fund’s fair value of such investments, there can be no assurance that the liquidation of any such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments with respect to such investment, or that such collateral could be readily liquidated. The Fund may also invest in leveraged loans, high-yield securities, marketable and non-marketable common and preferred equity securities and other unsecured investments, each of which involves a higher degree of risk than senior secured loans. Furthermore, the Fund’s right to payment and its security interest, if any, may be subordinated to the payment rights and security interests of a senior lender, to the extent applicable. Certain of these investments may have an interest-only payment schedule, with the principal amount remaining outstanding and at risk until the maturity of the investment. In addition, loans may provide for payments-in-kind, which have a similar effect of deferring current cash payments. In such cases, an issuer’s ability to repay the principal of an investment may depend on a liquidity event or the long-term success of the company, the occurrence of which is uncertain.
With respect to the Fund’s investments in any number of credit products, if the borrower or issuer breaches any of the covenants or restrictions under the credit agreement that governs loans of such issuer or borrower, it could result in a default under the applicable indebtedness as well as the indebtedness held by the Fund. Such default may allow the creditors to accelerate the related debt and may result in the acceleration of any other debt to which a cross-acceleration or cross-default provision applies. This could result in an impairment or loss of the Fund’s investment or a pre-payment (in whole or in part) of the Fund’s investment.
The Fund will invest in companies that could present a high degree of business and credit risk. Companies in which the Fund invests could deteriorate as a result of, among other factors, an adverse development in their business, a change in the competitive environment or the continuation or worsening of the current (or any future) economic and financial market downturns and dislocations. As a result, companies that the Fund expected to be stable or improve may operate, or expect to operate, at a loss or have significant variations in operating results, may require substantial additional capital to support their operations or maintain their competitive position, or may otherwise have a weak financial condition or experience financial distress. In addition, exogenous factors such as fluctuations of the equity markets also could result in warrants and other equity securities or instruments owned by the Fund becoming worthless.

Liquidity Of Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity of Investments Risk
The Fund may invest in securities of any market capitalization and may be exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund’s ability to sell particular securities or close derivative positions at an advantageous price or in a timely manner. In the event certain securities experience limited trading volumes, the prices of such securities may display abrupt or erratic movements at times. In addition, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices.
The Fund expects to invest in investments that are subject to legal or other restrictions on transfer or for which no liquid market exists. The Fund also may purchase securities eligible for resale under Rule 144A under the 1933 Act. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by the Fund, could affect adversely the marketability of certain Rule 144A securities, and the Fund might be unable to dispose of such securities promptly or at reasonable prices. To the extent that liquid Rule 144A securities held by the Fund become illiquid, due to the lack of sufficient qualified institutional buyers or market or other conditions, the assets invested in illiquid assets would increase and the fair value of such investments may become not readily determinable.
The market prices, if any, for such investments tend to be volatile and may not be readily ascertainable, and the Fund may not be able to sell them when it desires to do so or to realize what it perceives to be their fair value in the event of a sale. The sale of restricted and illiquid investments often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of investments eligible for trading on national securities exchanges or in the over-the-counter (“OTC”) markets. Restricted investments may sell at a price lower than similar investments that are not subject to restrictions on resale.
Because of valuation uncertainty, the fair values of such illiquid investments reflected in the NAV of the Fund attributable to such investment may not necessarily reflect the prices that would actually be obtained by the Fund when such investments are realized. If the realization occurs at a price that is significantly lower than the NAV attributable to such investment, the Fund will suffer a loss. Moreover, securities in which the Fund may invest include those that are not listed on a stock exchange or traded in an over-the-counter market. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. The size of the Fund’s position may magnify the effect of a decrease in market liquidity for such instruments. Changes in overall market leverage, deleveraging as a consequence of a decision by the counterparties with which the Fund enters into repurchase/reverse repurchase agreements or derivative transactions to reduce the level of leverage available, or the liquidation by other market participants of the same or similar positions, may also adversely affect the Fund’s portfolio.

Credit Spread Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Spread Risk
Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects below-investment-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of below-investment-grade and unrated securities. In recent years, the U.S. capital markets experienced extreme volatility and disruption following the spread of COVID-19, the conflict between Russia and Ukraine and other economic disruptions, which increased the spread between yields realized on risk-free and higher risk securities, resulting in illiquidity in parts of the capital markets. Central banks and governments played a key role in reintroducing liquidity to parts of the capital markets. Future exits of these financial institutions from the market may reintroduce temporary illiquidity. These and future market disruptions and/or illiquidity would be expected to have an adverse effect on the Fund’s business, financial condition, results of operations and cash flows.

High-Yield Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
High-Yield Securities
The Fund may invest in unrated and “below investment grade” loans, securities and obligations of issuers in weak financial condition, experiencing poor operating results, having substantial capital needs or negative net worth, facing special competitive or product obsolescence problems, including companies involved in bankruptcy or other reorganization and liquidation proceedings (also known as “high-yield" or “junk” bonds). These loans, securities and obligations are likely to be particularly risky investments although they also may offer the potential for correspondingly high returns. Among the risks inherent in investments in troubled entities is the fact that it frequently may be difficult to obtain information as to the true condition of such issuers. Such investments may also be adversely affected by laws relating to, among other things, fraudulent transfers and other voidable transfers or payments, lender liability and the bankruptcy court’s power to disallow, reduce, subordinate or disenfranchise particular claims. Such companies’ securities may be considered speculative, and the ability of such companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry or specific developments within such companies. In addition, there is no minimum credit standard that is a prerequisite to the Fund’s investment in any instrument, and a significant portion of the obligations and securities in which the Fund invests may be less than investment grade or unrated. The level of analytical sophistication, both financial and legal, necessary for successful investment in unrated and below investment grade loans, securities or companies experiencing significant business and financial difficulties is unusually high. There is no assurance that the Adviser will correctly evaluate the value of the assets collateralizing the Fund’s loans or the prospects for a successful reorganization or similar action. In any enforcement of remedies, restructuring, reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund may lose its entire investment, may be required to accept cash or securities with a value less than the Fund’s original investment and/or may be required to accept payment over an extended period of time. Under such circumstances, the returns generated from the Fund’s investments may not compensate the Fund adequately for the risks assumed.

Asset-Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Asset-Backed Securities Risk
The investment characteristics of ABS and mortgage-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that the principal may be prepaid at any time because the underlying loans or other assets generally may be prepaid at any time. The frequency at which prepayments (including voluntary prepayments by the obligors and liquidations due to default and foreclosures) occur on loans underlying ABS and mortgage-backed securities will be affected by a variety of factors including the prevailing level of interest rates as well as the availability of mortgage credit, the relative economic vitality of the area in which the related properties are located, the servicing of the mortgage loans, possible changes in tax laws, other opportunities for investment, homeowner mobility and other economic, social, geographic, demographic and legal factors. In general, any factors that increase the attractiveness of selling a mortgaged property or refinancing a mortgage loan, enhance a borrower’s ability to sell or refinance or increase the likelihood of default under a mortgage loan, would be expected to cause the rate of prepayment in respect of a pool of mortgage loans to accelerate. Particular investments may experience outright losses, as in the case of an interest only security in an environment of faster actual or anticipated prepayments. Also, particular investments may underperform relative to hedges that a portfolio manager may have constructed for these investments, resulting in a loss.
In contrast, any factors having an opposite effect would be expected to cause the rate of prepayment of a pool of mortgage loans to slow. At any one time, a portfolio of mortgage-backed securities may be backed by residential mortgage loans with disproportionately large aggregate principal amounts secured by properties in only a few states or regions. As a result, the residential mortgage loans may be more susceptible to geographic risks relating to such areas, such as adverse economic conditions, adverse events affecting industries located in such areas and natural hazards affecting such areas, than would be the case for a pool of mortgage loans having more diverse property locations.
Mortgage loans on commercial properties underlying mortgage-backed securities often are structured so that a substantial portion of the loan principal is not amortized over the loan term but is payable at maturity and repayment of the loan principal thus often depends upon the future availability of real estate financing from the existing or an alternative lender and/or upon the current value and saleability of the real estate. Therefore, the unavailability of real estate financing may lead to default. Most commercial mortgage loans underlying mortgage-backed securities are effectively nonrecourse obligations of the borrower, meaning that there is no recourse against the borrower’s assets other than the collateral. If borrowers are not able or willing to refinance or dispose of encumbered property to pay the principal and interest owed on such mortgage loans, payments on the subordinated classes of the related mortgage-backed securities are likely to be adversely affected. The ultimate extent of the loss, if any, to the subordinated classes of mortgage-backed securities may only be determined after a negotiated discounted settlement, restructuring or sale of the mortgage note, or the foreclosure (or deed in lieu of foreclosure) of the mortgage encumbering the property and subsequent liquidation of the property.
Especially in the case of a mortgage-backed security related to commercial mortgage loans, the rate of principal payments on the loans in the related pool will also be affected by the nature and extent of any restrictions on prepayments that are set forth in the mortgage loans, and the extent to which such provisions may be enforced. Such restrictions may include a prohibition on prepayments for specified periods of time and/or requirements that principal prepayments be accompanied by the payment of prepayment penalties or be subject to yield maintenance premiums.
The rate of prepayment on a pool of mortgage loans is likely to be affected by prevailing market interest rates for mortgage loans of a comparable type, term and risk level. When the prevailing market interest rate is below a mortgage coupon, a borrower generally has an increased incentive to refinance its mortgage loan. Even in the case of adjustable rate mortgage loans, as prevailing market interest rates decline, and without regard to whether the mortgage rates on such loans decline in a manner consistent therewith, the related borrowers may have an increased incentive to refinance for purposes of either (i) converting to a fixed rate loan and thereby “locking in” such rate or (ii) taking advantage of a different index, margin or rate cap or floor on another adjustable rate mortgage loan. Therefore, as prevailing market interest rates decline, prepayment speeds would be expected to accelerate.
In the case of a mortgage-backed security related to multifamily or commercial loans, prevailing market interest rates, the outlook for market interest rates and economic conditions generally may cause some borrowers to sell their properties in order to realize their equity therein, to meet cash flow needs or to make other investments. In addition, some borrowers may be motivated by U.S. federal and state tax laws (which are subject to change) to sell their properties prior to the exhaustion of tax depreciation benefits.
ABS which represent an interest in a pool of assets such as credit card receivables, automobile loans or home equity loans, have yield and maturity characteristics corresponding to their underlying assets. The risk of each ABS depends both on the underlying assets and the legal structure of such security. (For example, credit card receivables are generally unsecured and the debtors entitled to the protection of a number of state and federal consumer credit laws.) Through the use of trusts and special purpose corporations, various types of assets, primarily automobile and credit card receivables and including assets such as unsecured consumer or other receivables, consumer loans, trade receivables, equipment leases, and other assets that produce streams of payments, are securitized in pass-through structures. Through collateralized debt obligations (“CDOs”), CLOs and/or other types of structured or securitized products, the Fund may invest in these and other types of ABS that may be developed in the future. ABS present certain risks that are not presented by mortgage-backed securities.
Primarily, these securities do not have the benefit of the same security interest in the related collateral. There is a possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Further, unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain ABS include both interest and a partial payment of principal. This partial payment of principal may be comprised of a scheduled principal payment as well as an unscheduled payment from the voluntary prepayment, refinancing or foreclosure of the underlying loans. As a result of these unscheduled payments of principal, or prepayments on the underlying securities, the price and yield of ABS can be adversely affected. For example, during periods of declining interest rates, prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds at the lower interest rates then available.
Prepayments of loans that underlie securities purchased at a premium could result in capital losses because the premium may not have been fully amortized at the time the obligation is prepaid. In addition, like other interest-bearing securities, the values of ABS generally fall when interest rates rise, but when interest rates fall, their potential for capital appreciation is limited due to the existence of the prepayment option.
The risk of investing in ABS is ultimately dependent upon payment of consumer loans by the debtor. The collateral supporting ABS is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. As with mortgage-backed securities, ABS are often backed by a pool of assets representing the obligations of a number of different parties and use credit enhancement techniques such as letters of credit, guarantees or preference rights. The value of an ABS is affected by changes in the market’s perception of the asset backing the security and the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing any credit enhancement, as well as by the expiration or removal of any credit enhancement.

Additional Asset-Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Additional Asset-Backed Securities Risk
Holders of ABS bear various other risks, including credit risks, liquidity risks, interest rate risks, market risks, operations risks, structural risks and legal risks.
Credit risk arises from (i) losses due to defaults by obligors under the underlying collateral and (ii) the issuing vehicle’s or servicer’s failure to perform their respective obligations under the transaction documents governing the ABS. These two risks can be related, as, for example, in the case of a servicer that does not provide adequate credit-review scrutiny to the underlying collateral, leading to a higher incidence of defaults.
Market risk arises from the cash flow characteristics of the ABS, which for most ABS tend to be predictable. The greatest variability in cash flows comes from credit performance, including the presence of wind-down or acceleration features designed to protect the investor in the event that credit losses in the portfolio rise well above expected levels.
Interest rate risk arises for the issuer from (i) the pricing terms on the underlying collateral, (ii) the terms of the interest rate paid to holders of the ABS and (iii) the need to mark to market the excess servicing or spread account proceeds carried on the issuing vehicle’s balance sheet. For the holder of the security, interest rate risk depends on the expected life of the ABS, which can depend on prepayments on the underlying assets or the occurrence of wind-down or termination events. If the servicer becomes subject to financial difficulty or otherwise ceases to be able to carry out its functions, it could be difficult to find other acceptable substitute servicers and cash flow disruptions or losses can occur, particularly with underlying collateral comprised of non-standard receivables or receivables originated by private retailers who collect many of the payments at their stores.
Structural and legal risks include the possibility that, in a bankruptcy or similar proceeding involving the originator or the servicer (often the same entity or affiliates), a court having jurisdiction over the proceeding could determine that, because of the degree to which cash flows on the assets of the issuing vehicle potentially have been commingled with cash flows on the originator’s other assets (or similar reasons), (i) the assets of the issuing vehicle could be treated as never having been truly sold by the originator to the issuing vehicle and could be substantively consolidated with those of the originator, or (ii) the transfer of such assets to the issuer could be voided as a fraudulent transfer. The time and expense related to a challenge of such a determination also could result in losses and/or delayed cash flows.
In addition, investments in subordinated ABS involve greater credit risk of default than the senior classes of the issue or series. Default risks can be further pronounced in the case of ABS secured by, or evidencing an interest in, a relatively small or less diverse pool of underlying loans. Certain subordinated securities in an ABS issue generally absorb all losses from default before any other class of securities in such issue is at risk, particularly if such securities have been issued with little or no credit enhancement equity. Such securities, therefore, possess some of the attributes typically associated with equity investments.
Another risk associated with ABS is that the collateral that secures an ABS, such as credit card receivables, could be unsecured. In the case of credit card receivables, debtors are additionally entitled to the protection of a number of state and federal consumer loan laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. For ABS that are backed by automobile receivables, such ABS pose a risk because most issuers of such ABS permit the servicers to retain possession of the underlying obligations. Because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the ABS potentially will not have a proper security interest in all of the obligations backing such ABS. Therefore, there is a possibility that recoveries on repossessed collateral will not, in some cases, be available to support payments on these securities. As the foregoing shows, an underlying risk of investing in ABS is the dependence on debtors to timely pay their consumer loans.
In the case of ABS structured using special purpose securitization vehicles, structured and/or securitized products or vehicles containing one or more securitized assets are typically actively managed by an investment manager, which may be the Adviser or its affiliate, and as a result, such assets will be traded, subject to rating agency and other constraints, by such investment manager. The aggregate return on these securities will depend in part upon the ability of each such investment manager to actively manage the related portfolio of assets.
The Fund’s investment strategies with respect to certain types of investments may be based, in part, upon the premise that certain investments (either held directly or through a special purpose securitization vehicle) that are otherwise performing may from time to time be available for purchase by the Fund at “undervalued” prices. Purchasing interests at what may appear to be “undervalued” or “discounted” levels is no guarantee that these investments will generate attractive risk-adjusted returns to the Fund or will not be subject to further reductions in value. No assurance can be given that investments can be acquired at favorable prices or that the market for such interests will continue to improve since this depends, in part, upon events and factors outside the control of the Adviser.

Additional Mortgage-Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Additional Mortgage-Backed Securities Risk
Credit and Market Risks of Mortgage-Backed Securities. Investments in fixed rate and floating rate mortgage-backed securities will entail normal credit risks (i.e., the risk of non-payment of interest and principal) and market risks (i.e., the risk that interest rates and other factors will cause the value of the instrument to decline). Many issuers or servicers of mortgage-backed securities guarantee timely payment of interest and principal on the securities, whether or not payments are made when due on the underlying mortgages. This kind of guarantee generally increases the quality of a security, but does not mean that the security’s market value and yield will not change. Like other bond investments, the value of fixed rate mortgage-backed securities will tend to rise when interest rates fall, and fall when rates rise. Floating rate mortgage-backed securities will generally tend to have minimal changes in price when interest rates rise or fall. The value of all mortgage-backed securities may also change because of changes in the market’s perception of the creditworthiness of the organization that issued or guarantees them. In addition, the mortgage-backed securities market in general may be adversely affected by changes in governmental legislation or regulation. Fluctuations in the market value of mortgage-backed securities after their acquisition usually do not affect cash income from such securities but are reflected in the Fund’s NAV. The liquidity of mortgage-backed securities varies by type of security; at certain times the Fund may encounter difficulty in disposing of investments. Other factors that could affect the value of a mortgage-backed security include, among other things, the types and amounts of insurance which a mortgagor carries, the amount of time the mortgage loan has been outstanding, the loan-to-value ratio of each mortgage and the amount of overcollateralization of a mortgage pool.

Prepayment And Redemption Risk Of Mortgage-Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Prepayment and Redemption Risk of Mortgage-Backed Securities. Mortgage-backed securities reflect an interest in monthly payments made by the borrowers who receive the underlying mortgage loans. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. In such an event, the mortgage-backed security which represents an interest in such underlying mortgage loan will be prepaid. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that in times of declining interest rates, a portion of the Fund’s higher yielding securities are likely to be redeemed and the Fund will probably be unable to replace them with securities having as great a yield. Prepayments can result in lower yields to Shareholders. The increased likelihood of prepayments when interest rates decline also limits market price appreciation of mortgage-backed securities. In addition, a mortgage-backed security may be subject to redemption at the option of the issuer. If a mortgage-backed security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, which could have an adverse effect on the Fund’s ability to achieve its investment objective.

Collateralized Mortgage Obligations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Collateralized Mortgage Obligations. There are certain risks associated specifically with collateralized mortgage obligations (“CMOs”). CMOs issued by private entities are not obligations issued or guaranteed by the United States Government, its agencies or instrumentalities and are not guaranteed by any government agency, although the securities underlying a CMO may be subject to a guarantee. Therefore, if the collateral securing the CMO, as well as any third party credit support or guarantees, is insufficient to make payment, the holder could sustain a loss. In addition, the average life of CMOs is determined using mathematical models that incorporate prepayment assumptions and other factors that involve estimates of future economic and market conditions. These estimates may vary from actual future results, particularly during periods of extreme market volatility. Further, under certain market conditions, such as those that occurred in 1994 and 2008, the average weighted life of certain CMOs may not accurately reflect the price volatility of such securities. For example, in periods of supply and demands imbalances in the market for such securities and/or in periods of sharp interest rate movements, the prices of CMOs may fluctuate to a greater extent than would be expected from interest rate movements alone.

Stripped Mortgage Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Stripped Mortgage Securities. These investments are highly sensitive to changes in interest and prepayment rates and tend to be less liquid than other CMOs.
Inverse Floaters Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inverse Floaters. Inverse floaters are a class of CMOs with a coupon rate that resets in the opposite direction from the market rate of interest to which it is indexed such as SOFR or COFI. Any rise in the index rate (as a consequence of an increase in interest rates) causes a drop in the coupon rate of an inverse floater. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market prices.

Adjustable Rate Mortgages Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Adjustable Rate Mortgages. Adjustable rate mortgages (“ARMs”) contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, certain ARMs provide for additional limitations on the minimum amount by which the mortgage interest rate may adjust for any single adjustment period. Alternatively, certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any such excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is utilized to reduce the then outstanding principal balance of the ARM.

Mortgage Dollar Rolls Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Mortgage Dollar Rolls Risk. Mortgage dollar rolls are transactions in which a fund sells mortgage-related securities from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Mortgage dollar rolls are speculative techniques involving leverage, and are considered borrowings by the Fund. Under the requirements of the 1940 Act, the Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of a least 300% of all borrowings. The Fund does not expect to engage in reverse repurchase agreements or mortgage dollar rolls (together with other borrowings of the Fund) with respect to greater than 30% of the Fund’s total assets.

Investments In Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to Investments in Loans
The Fund may invest in loans, either through primary issuances or in secondary transactions, including potentially on a synthetic basis. The value of the Fund’s loans may be detrimentally affected to the extent a borrower defaults on its obligations. There can be no assurance that the value assigned by the Adviser to collateralize an underlying loan can be realized upon liquidation, nor can there be any assurance that any such collateral will retain its value. Furthermore, circumstances could arise (such as in the bankruptcy of a borrower) that could cause the Fund’s security interest in the loan’s collateral to be invalidated. Also, much of the collateral will be subject to restrictions on transfer intended to satisfy securities regulations, which will limit the number of potential purchasers if the Fund intends to liquidate such collateral. The amount realizable with respect to a loan may be detrimentally affected if a guarantor, if any, fails to meet its obligations under a guarantee. Finally, there may be a monetary, as well as a time cost involved in collecting on defaulted loans and, if applicable, taking possession of various types of collateral.
The portfolio may include first lien senior secured, second and third lien loans and any other loans.
The Adviser considers a range of default and loss scenarios at an investment level and typically aggregates those losses to a portfolio level, considering those losses relative to the loan-to-value of an investment. While the Adviser focuses on credit default risk relative to the ultimate value of an investment at maturity, it also considers the potential impact of changes in defaults on the market price for any investments.

Covenant-Lite Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Covenant-Lite Loans
Some of the loans in which the Fund may invest may be “covenant-lite” loans. “Covenant-lite” loans refer generally to loans that do not have a complete set of financial maintenance covenants. Generally, “covenant-lite” loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, to the extent the Fund invests in “covenant-lite” loans, the Fund may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.

Secured Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Secured Loans Risk
The factors affecting an issuer’s secured leveraged loans, and its overall capital structure, are complex. Some secured loans may not necessarily have priority over all other debt of an issuer. For example, some secured loans may permit other secured obligations (such as overdrafts, swaps or other derivatives made available by members of the syndicate to the company), or involve secured loans only on specified assets of an issuer (e.g., excluding real estate). Issuers of secured loans may have two tranches of secured debt outstanding each with secured debt on separate collateral. Furthermore, the liens referred to herein generally only cover domestic assets and non-U.S. assets are not included (other than, for example, where a borrower pledges a portion of the stock of first-tier non-U.S. subsidiaries). In the event of a filing by an issuer under Chapter 11 of the United States Code, as amended (the “Bankruptcy Code”), the Bankruptcy Code authorizes the issuer to use a creditor's collateral and to obtain additional credit by grant of a priority lien on its property, senior even to liens that were first in priority prior to the filing, as long as the issuer provides what the presiding bankruptcy judge considers to be “adequate protection,” which may but need not always consist of the grant of replacement or additional liens or the making of cash payments to the affected secured creditor. The imposition of priority liens on the Fund’s collateral would adversely affect the priority of the liens and claims held by the Fund and could adversely affect the Fund’s recovery on the affected loans.
Any secured debt is secured only to the extent of its lien and only to the extent of underlying assets or incremental proceeds on already secured assets. Moreover, underlying assets are subject to credit, liquidity, and interest rate risk. Although the amount and characteristics of the underlying assets selected as collateral may allow the Fund to withstand certain assumed deficiencies in payments occasioned by the borrower’s default, if any deficiencies exceed such assumed levels or if underlying assets are sold, it is possible that the proceeds of such sale or disposition will not be equal to the amount of principal and interest owing to the Fund in respect of its investment.
Further, loans may become non-performing for a variety of reasons. Upon a bankruptcy filing by an issuer of debt, the Bankruptcy Code imposes an automatic stay on payments of its prepetition debt. Non-performing debt obligations may require substantial workout negotiations, restructuring or bankruptcy filings that may entail a substantial reduction in the interest rate, deferral of payments and/or a substantial write-down of the principal of a loan or conversion of some or all of the debt to equity. If an issuer were to file for Chapter 11 reorganization, the Bankruptcy Code authorizes the issuer to restructure the terms of repayment of a class of debt even if the class fails to accept the restructuring as long as the restructured terms are “fair and equitable” to the class and certain other conditions are met.
Secured credit facilities may be syndicated to a number of different financial market participants. The documentation governing the facilities typically requires either a majority consent or, in certain cases, unanimous approval for certain actions in respect of the credit, such as waivers, amendments, or the exercise of remedies. In addition, voting to accept or reject the terms of a restructuring of a credit pursuant to a Chapter 11 plan of reorganization is done on a class basis. As a result of these voting regimes, the Fund may not have the ability to control any decision in respect of any amendment, waiver, exercise of remedies, restructuring or reorganization of debts owed to the Fund.
Secured loans are also subject to other risks, including (i) the possible invalidation of a debt or lien as a “fraudulent conveyance,” (ii) the possible invalidation as a “preference” of liens perfected or recovery by a bankrupt borrower of debt payments made in the 90 calendar days before a bankruptcy filing, (iii) equitable subordination claims by other creditors, (iv) so-called “lender liability” claims by the issuer of the obligations, and (v) environmental liabilities that may arise with respect to collateral securing the obligations. Recent decisions in bankruptcy cases have held that a secondary loan market participant can be denied a recovery from the debtor in a bankruptcy if a prior holder of the loans either received and does not return a preference or fraudulent conveyance or engaged in conduct that would qualify for equitable subordination.

First Lien Senior Secured Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
First Lien Senior Secured Loans
It is expected that when the Fund makes a senior secured term loan investment in an issuer, it will generally take a security interest in substantially all of the available assets of the issuer, including the equity interests of its domestic subsidiaries, which the Fund expects to help mitigate the risk that it will not be repaid. However, there is a risk that the collateral securing the Fund’s loans may decrease in value over time, may be difficult to sell in a timely manner, may be difficult to appraise and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the issuer to raise additional capital, and, in some circumstances, the Fund’s lien could be subordinated to claims of other creditors. In addition, deterioration in an issuer’s financial condition and prospects, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the loan. Consequently, the fact that a loan is secured does not guarantee that the Fund will receive principal and interest payments according to the loan’s terms, or at all, or that it will be able to collect on the loan should it be forced to enforce its remedies.

Second Lien Senior Secured Loans And Junior Debt Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Second Lien Senior Secured Loans and Junior Debt Investments
Second and third lien loans are subject to the same investment risks generally applicable to senior loans described above. The Fund’s second lien senior secured loans will be subordinated to first lien loans and the Fund’s junior debt investments, such as mezzanine loans, generally will be subordinated to both first lien and second lien loans and have junior security interests or may be unsecured. As such, to the extent the Fund holds second lien senior secured loans and junior debt investments, holders of first lien loans may be repaid before the Fund in the event of a bankruptcy or other insolvency proceeding. Therefore, second and third lien loans are subject to additional risk that the cash flow of the related obligor and the property securing the second or third lien loan may be insufficient to repay the scheduled payments to the lender after giving effect to any senior secured obligations of the related obligor. This may result in an above average amount of risk and loss of principal. Second and third lien loans are also expected to be more illiquid than senior loans.
Investments in subordinated debt involve greater credit risk of default and loss than the more senior classes or tranches of debt in an issuer’s capital structure. Subordinated tranches of debt instruments (including mortgage-backed securities) absorb losses from default before other more senior tranches of such instruments, which creates a risk particularly if such instruments (or securities) have been issued with little or no credit enhancement or equity. To the extent the Fund invests in subordinate debt instruments (including mortgage-backed securities), the Fund would likely receive payments or interest distributions after, and must bear the effects of losses or defaults on, the senior debt (including underlying mortgage loans, senior mezzanine debt or senior commercial mortgage-backed securities bonds) before, the holders of other more senior tranches of debt instruments with respect to such issuer. The Fund’s investments will be affected, where applicable, by (i) the relative payment priorities of the respective classes of instruments or securities issued by portfolio companies (or affiliates thereof), (ii) the order in which the principal balances of such respective classes with balances will be reduced in connection with losses and default-related shortfalls, and (iii) the characteristics and quality of the underlying loans in the Fund.

Unsecured Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Unsecured Loans
Unsecured loans are subject to the same investment risks generally applicable to loans described above but are subject to additional risk that the assets and cash flow of the related obligor may be insufficient to repay the scheduled payments to the lender after giving effect to any secured obligations of the obligor. Unsecured loans will be subject to certain additional risks to the extent that such loans may not be protected and such loans are not secured by collateral, financial covenants or limitations upon additional indebtedness. Unsecured loans are also expected to be a more illiquid investment than senior loans for this reason.

Second Priority Liens Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Second Priority Liens
Certain debt investments that the Fund makes in portfolio companies may be secured on a second priority basis by the same collateral securing first priority debt of such companies. The first priority liens on the collateral will secure the portfolio company’s obligations under any outstanding senior debt and may secure certain other future debt that may be permitted to be incurred by the company under the agreements governing the loans. The holders of obligations secured by the first priority liens on the collateral will generally control the liquidation of and be entitled to receive proceeds from any realization of the collateral to repay their obligations in full before us. In addition, the value of the collateral in the event of liquidation will depend on market and economic conditions, the availability of buyers and other factors. There can be no assurance that the proceeds, if any, from the sale or sales of all of the collateral would be sufficient to satisfy the debt obligations secured by the second priority liens after payment in full of all obligations secured by the first priority liens on the collateral. If such proceeds are not sufficient to repay amounts outstanding under the debt obligations secured by the second priority liens, then the Fund, to the extent not repaid from the proceeds of the sale of the collateral, will only have an unsecured claim against the company’s remaining assets, if any.
The rights the Fund may have with respect to the collateral securing the debt investments it makes to its portfolio companies with senior debt outstanding may also be limited pursuant to the terms of one or more intercreditor agreements that the Fund enters into with the holders of senior debt. Under such an intercreditor agreement, at any time that obligations that have the benefit of the first priority liens are outstanding, any of the following actions that may be taken in respect of the collateral will be at the direction of the holders of the obligations secured by the first priority liens: the ability to cause the commencement of enforcement proceedings against the collateral; the ability to control the conduct of such proceedings; the approval of amendments to collateral documents; releases of liens on the collateral; and waivers of past defaults under collateral documents. The Fund may not have the ability to control or direct such actions, even if its rights are adversely affected.

Other Risks Related To Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Other Risks Related to Loans
Under the agreements governing most syndicated loans, should a holder of an interest in a syndicated loan wish to call a default or exercise remedies against a borrower, it could not do so without the agreement of at least a majority of the other lenders. Actions could also be taken by a majority of the other lenders, or in some cases, a single agent bank, without the consent of all lenders. Each lender would nevertheless be liable to indemnify the agent bank for its ratable share of expenses or other liabilities incurred in such connection and, generally, with respect to the administration and any renegotiation or enforcement of the syndicated loans. Moreover, an assignee or participant in a loan may not be entitled to certain gross-up payments in respect of withholding taxes and other indemnities that otherwise might be available to the original holder of the loan.
Furthermore, the Adviser may invest a portion of the Fund’s assets in bank loans and participations. The special risks associated with these obligations include (i) the possible invalidation of an investment transaction as a fraudulent conveyance under relevant creditors’ rights laws, (ii) adverse consequences resulting from participating in such instruments with other institutions with lower credit quality and (iii) limitations on the ability of the Fund or the Adviser to directly enforce its rights with respect to participations. The Adviser will seek to balance the magnitude of these and other risks identified by it against the potential investment gain prior to entering into each such investment. Successful claims by third parties arising from these and other risks, absent bad faith, may be borne by the Fund. Bank loans are frequently traded on the basis of standardized documentation which is used in order to facilitate trading and market liquidity. There can be no assurance, however, that future levels of supply and demand in bank loan trading will provide an adequate degree of liquidity or that the current level of liquidity will continue or that the same documentation will be used in the future. The settlement of trading in bank loans often requires the involvement of third parties, such as administrative or syndication agents, and there presently is no central clearinghouse or authority which monitors or facilitates the trading or settlement of all bank loan trades. Often, settlement may be delayed based on the actions of any third party or counterparty, and adverse price movements may occur in the time between trade and settlement, which could result in adverse consequences for the Fund.
In recent years, a number of judicial decisions in the United States have upheld the right of borrowers to sue lending institutions on the basis of various evolving legal theories (collectively termed “lender liability”). Generally, lender liability is founded upon the premise that an institutional lender has violated a duty (whether implied or contractual) of good faith and fair dealing owed to a borrower or has assumed a degree of control over the borrower resulting in a creation of a fiduciary duty owed to the borrower or its other creditors or shareholders. Because of the nature of certain of the Fund’s investments, the Fund could be subject to allegations of lender liability.
The Fund may acquire interests in bank loans either directly (by way of sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a contracting party under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating out the interest and not with the borrower. In purchasing participations, the Fund typically will not have the right to vote on matters requiring a vote of holders of the underlying debt and may have no right to enforce compliance by the borrower with the terms of the loan agreement, or any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, if the Fund were to hold a participation, it would assume the credit risk of both the borrower and the institution selling the participation to the Fund. In certain circumstances, investing in the form of participation may be the most advantageous or only route for the Fund to make or hold any such investment, including in light of limitations relating to local laws or the willingness of administrative agents or borrowers to allow the Fund to become a direct lender.

Mezzanine Debt Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Mezzanine Debt Risk
Mezzanine securities generally are rated below investment grade and frequently are unrated and present many of the same risks as senior loans, second lien loans and non-investment grade bonds. However, unlike senior loans and second lien loans, mezzanine securities are not a senior or secondary secured obligation of the related borrower. They typically are the most subordinated debt obligation in an issuer's capital structure. Mezzanine securities also may often be unsecured. Mezzanine securities therefore are subject to additional risk that the cash flow of the related borrower and the property securing the loan may be insufficient to repay the scheduled obligation after giving effect to any senior obligations of the related borrower. Mezzanine securities are also expected to be a highly illiquid investment. Mezzanine securities will be subject to certain additional risks to the extent that such loans may not be protected by financial covenants or limitations upon additional indebtedness. Investment in mezzanine securities is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of debt obligations.

Whole Loan Securitizations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Whole Loan Securitizations
The Fund may invest in diversified portfolios of cash-flowing assets or receivables or securitize one or more loans. Securitizing such loan or loans typically involves the creation of a wholly owned entity, the contribution of such loan or pool of loans to the entity and the issuance by the entity of securities or tranched loans to purchasers who would be expected to be willing to accept a substantially lower interest rate than the loans earn. The Fund generally expects to retain all or a portion of the equity in any such securitized loan or pool of loans and its retained equity would be exposed to any losses on such loans before any of the debt securities would be exposed to such losses. The Adviser and its affiliates will often be in a position to determine whether assets should be placed into a whole loan securitization or whether the Fund and other clients should acquire such loans or other instruments directly, which can also create the potential for conflicts of interest as the Adviser and its affiliates manage other clients with investment guidelines that do not permit such other clients to invest in whole loan securitizations. There can be no assurance that the Adviser will determine to seek to securitize assets in a manner that ensures that the Fund will be eligible to participate (or that such securitization will occur successfully) and the Adviser is permitted to make different determinations in good faith whether to seek to securitize certain assets which determination may differ from determinations to not securitize similar assets.

Non-Standard Or Esoteric Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-Standard or Esoteric Credit Risk
The Fund may invest its assets in “alternative investments,” which include non-traditional debt investments and smaller segments of the debt markets, also known as niche or esoteric debt products. Alternative investments provide limited liquidity and include, among other things, the risks inherent in investing in securities, futures, commodities and derivatives, using leverage and engaging in short sales. An investment in alternative investment products is speculative, involves substantial risks, and should not constitute a complete investment program.

Royalties Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Royalties Risk
The Fund may invest in royalties, either directly purchasing the asset generating royalties or providing loans secured by royalties. Investments in royalties incorporate a number of general market risks along with risks specific to various underlying royalty strategies, such as oil & gas, music/entertainment and healthcare, among others. Included in those risks could be volatility in commodities, regulatory changes, delays in government approvals, patent defense and enforcement, product liabilities, product pricing and the dependence on third parties to market or distribute the product. The market performance of the target products, therefore, may be diminished by any number of factors that are beyond the Fund's control.

Trade Finance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Trade Finance Risk
Trade finance as an asset class typically consists of the financing of goods or materials during the time it takes to transport the goods from one geographic location to another. The Fund may invest in trade finance, structured trade finance, export finance, and project finance, or related obligations of companies or other entities with potential for exposure to emerging markets, all through a variety of forms, structures, and terms. Investing in trade finance may present emerging market risk, where the Fund considers risks tied to political and economic factors (different and often more complex than those faced domestically), including expropriation, confiscation, nationalization, election, or war. Emerging market risk can also produce risk associated with loan market health, additional costs, regulatory practices, accounting standards, credit systems, taxation, and currency risk. Additionally, trade finance may entail transportation and warehousing risk, legal risk, collateral value risk, liquidity risk, and global market risk. Counterparty risk exists in default and fraud, as well as custody risks of theft and natural disaster. Finally, to the extent the buyer does not follow through on the contractual purchase, the Fund bears the price risk of reselling the goods to a new buyer.

Transportation Finance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Transportation Finance Risk
The Fund may invest in transportation finance-related instruments, including transactions involving the acquisition, securitization, financing or leasing of financial instruments that are directly or indirectly related to or backed by aircraft, railcars, locomotives, vessels, or fleet vehicles. The transportation finance sector is cyclical in nature and will likely be dependent upon continued economic growth in the world’s economies. Economic recessions, terrorism, pandemics, the price of fuel, and newer, more efficient vehicles are all risks to these types of investments. Further, funds operating in these sectors will often have greater portfolio concentration.

Consumer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Consumer Risk
The Fund may invest in consumer loans (or ABS backed by consumer loans), including debt consolidation loans, home improvement loans, personal loans, residential real estate investments, credit cards, and automobile loans. The performance of such investments are affected by, among other things, general economic conditions. Changes in economic conditions have adversely affected the performance and market value of such investments. Consumer loans are susceptible to prepayment risks and default risks. Unsecured consumer loans are not secured by any collateral of the borrowers. The repayment of unsecured consumer loans is dependent upon the ability and willingness of the borrowers to repay. Other consumer loans, like automobile loans, may be secured by collateral, but the value of that collateral is not guaranteed. Automobile loans are not typically insured or guaranteed by any other person or entity. Increases in unemployment, decreases in home values or the values of other consumer assets or lack of availability of credit may lead to increased default rates and may also be accompanied by decreased consumer demand for automobiles and declining values of automobiles securing outstanding automobile loan contracts, which weakens collateral coverage and increases the amount of a loss in the event of default. Significant increases in the inventory of used automobiles during periods of economic recession or otherwise may also depress the prices at which repossessed automobiles may be sold or delay the timing of these sales. The occurrence of any of any of the foregoing risks could, among other things, adversely affect the consumer loans (or the ABS backed by consumer loans) in which the Fund may invest.

Lending To High Risk Borrowers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Lending to High Risk Borrowers
There are no restrictions on the credit quality of the Fund’s loan investments. Loans acquired, originated or arranged by the Fund may be deemed to have substantial vulnerability to default in payment of interest and/or principal. Certain of the loans that the Fund may acquire or fund have large uncertainties or major risk exposures to adverse conditions, and may be considered to be predominantly speculative. Generally, such loans offer a higher return potential than better quality loans, but involve greater volatility of price and greater risk of loss of income and principal. The market values of certain of these loans also tend to be more sensitive to changes in economic conditions than better quality loans.
In addition to lending to small businesses and startups, the Fund may make loans to, acquire loans related to, or otherwise obtain exposure to other high-risk borrowers, such as individuals with poor credit histories, low FICO (or other) credit scores or past legal troubles (including prior bankruptcy). The Fund or its affiliates may originate or acquire loans, or otherwise obtain exposure, to borrowers that are experiencing significant financial or business difficulties, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although the terms of such financing may result in significant financial returns to the Fund, they involve a substantial degree of risk. The level of analytical sophistication, both financial and legal, necessary for successful financing to borrowers experiencing significant business and financial difficulties is unusually high. There is no assurance that the Adviser will correctly evaluate the value of the assets collateralizing the Fund’s loans or the prospects for a successful reorganization or similar action. In any reorganization or liquidation proceeding relating to a borrower that the Fund funds, the Fund may lose all or part of its investment or the amounts advanced to the borrower or may be required to accept collateral with a value less than the amount of the loan advanced by the Fund or its affiliates to the borrower.
The Fund’s investments are expected to include investments in issuers whose capital structures have significant leverage (including substantial leverage senior to the Fund’s investments), a considerable portion of which may be at floating interest rates. The leveraged capital structure of such issuers will increase their exposure to adverse economic factors such as rising interest rates, downturns in the economy or further deteriorations in the financial condition of the issuer or its industry. This leverage may result in more serious adverse consequences to such companies (including their overall profitability or solvency) in the event these factors or events occur than would be the case for less leveraged issuers. In using leverage, these issuers may be subject to terms and conditions that include restrictive financial and operating covenants, which may impair their ability to finance or otherwise pursue their future operations or otherwise satisfy additional capital needs. Moreover, rising interest rates may significantly increase the issuers or project’s interest expense, or a significant industry downturn may affect a company’s ability to generate positive cash flow, in either case causing an inability to service outstanding debt. The Fund’s investments may be among the most junior financing in an issuer’s capital structure. In the event such issuer cannot generate adequate cash flow to meet debt obligations, the company may default on its loan agreements or be forced into bankruptcy resulting in a restructuring or liquidation of the company, and the Fund, particularly in light of the subordinated and/or unsecured position of the Fund’s investments, may suffer a partial or total loss of capital invested in the company, which could adversely affect the return of the Fund.

Trade Claims Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Trade Claims
The Fund may purchase trade claims (i.e., direct obligations or claims against companies in bankruptcy or restructuring), often in connection with the restructuring or bankruptcy of a debtor company over which the Fund is seeking to exercise influence. The Fund might also acquire trade claims as a means of obtaining influence over a debtor that is in the process of emerging from Chapter 11, with an intent to push for a Chapter 11 plan that converts debt to equity or to block acceptance of any Chapter 11 plan it opposes. By purchasing trade claims in connection with a bankrupt company, the Fund could use this leverage to negotiate a more favorable Chapter 11 plan. Alternatively, the Fund could retain the claim, anticipating that the present value of any distribution at the conclusion of the case will exceed the purchase price. Although trade claims may result in significant returns to the Fund, they involve a substantial degree of risk. In order to make successful decisions regarding the objective in connection with the acquisition of trade claims, the level of analytical sophistication, both financial and legal, necessary to such decision-making is unusually high. In addition, if the Fund has acquired trade claims with the objective of exercising influence over a distressed company or in a bankruptcy action, the expected timing can only be estimated and there may be significant delays which may affect the returns on such trade claim investments for the Fund.
Risks Associated With Bankruptcy Cases Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Associated with Bankruptcy Cases
Many of the events within a bankruptcy case are adversarial and often beyond the control of the creditors. While creditors generally are afforded an opportunity to object to significant actions, there can be no assurance that a bankruptcy court would not approve actions which may be contrary to the interests of the Fund. Furthermore, there are instances where creditors and equity holders lose their ranking and priority as such if they are considered to have taken over management and functional operating control of a debtor.
Generally, the duration of a bankruptcy case can only be roughly estimated. The reorganization of a company usually involves the development and negotiation of a plan of reorganization, plan approval by creditors, and confirmation by the bankruptcy court. This process can involve substantial legal, professional and administrative costs to the company and the Fund; it is subject to unpredictable and lengthy delays; and during the process the company’s competitive position may erode, key management may depart and the company may not be able to invest adequately. In some cases, the company may not be able to reorganize and may be required to liquidate assets. Although the Fund intends to invest primarily in debt and related instruments, the debt of companies in financial reorganization will, in most cases, not pay current interest, may not accrue interest during reorganization and may be adversely affected by an erosion of the issuer’s fundamental values. Such investments can result in a total loss of principal.
U.S. bankruptcy law permits the classification of “substantially similar” claims in determining the classification of claims in a reorganization for purpose of voting on a plan of reorganization. Because the standard for classification is vague, there exists a significant risk that the Fund’s influence with respect to a class of securities can be lost by the inflation of the number and the amount of claims in, or other gerrymandering of, the class. In addition, certain administrative costs and claims that have priority by law over the claims of certain creditors (for example, claims for taxes) may be high.
Furthermore, there are instances where creditors and equity holders lose their ranking and priority as such when they take over management and functional operating control of a debtor. In those cases where the Fund, by virtue of such action, is found to exercise “domination and control” of a debtor, the Fund may lose its priority if the debtor can demonstrate that its business was adversely impacted or other creditors and equity holders were harmed by the Fund.
The Fund may elect to serve on creditors’ committees, equity holders’ committees or other groups to ensure preservation or enhancement of the Fund’s position as a creditor or equity holder. A member of any such committee or group may owe certain obligations generally to all parties similarly situated that the committee represents. In addition, if the Fund is represented on a committee or group, it may be restricted or prohibited under applicable law from disposing of or increasing its investments in such company while it continues to be represented on such committee or group.
The Fund may purchase creditor claims subsequent to the commencement of a bankruptcy case. Under judicial decisions, it is possible that such purchase may be disallowed by the bankruptcy court if the court determines that the purchaser has taken unfair advantage of an unsophisticated seller, which may result in the rescission of the transaction (presumably at the original purchase price) or forfeiture by the purchaser.
Equitable Subordination. Under common law principles that in some cases form the basis for lender liability claims, if a lender (i) intentionally takes an action that results in the undercapitalization of a borrower or issuer to the detriment of other creditors of such borrower or issuer, (ii) engages in other inequitable conduct to the detriment of such other creditors, (iii) engages in fraud with respect to, or makes misrepresentations to, such other creditors or (iv) uses its influence as a stockholder to dominate or control a borrower or issuer to the detriment of other creditors of such borrower or issuer, a court may elect to subordinate the claim of the offending lender or bondholder to the claims of the disadvantaged creditor or creditors (a remedy called “equitable subordination”). The Fund does not intend to engage in conduct that would form the basis for a successful cause of action based upon the equitable subordination doctrine; however, because of the nature of debt obligations, the Fund may be subject to claims from creditors of an obligor that debt obligations of such obligor which are held by the issuer should be equitably subordinated.

Investments In Less Established Companies; Small Business Lending Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investments in Less Established Companies; Small Business Lending Risk
The Fund may invest a portion of its assets in the securities of less established companies, including loans to small businesses and newly formed “startup” companies. Lending to small businesses and startups presents unique risks. Small businesses and startups generally have limited borrowing and operating histories, making it more difficult to assess their creditworthiness. In addition, small businesses and startups may have fewer assets available to use as collateral, leaving the Fund with little recourse in the event of default on the loan.
Certain of the Fund’s other investments may be in businesses with little or no operating history. Investments in such newly formed or early-stage companies may involve greater risks than are generally associated with investments in more established companies. To the extent there is any public market for the securities held by the Fund, such securities may be subject to more abrupt and erratic market price movements than those of larger, more established companies. Less established companies tend to have lower capitalizations and fewer resources and are, therefore, often more vulnerable to financial failure. Such companies also may have shorter operating histories on which to judge future performance and in many cases, if operating, will have negative cash flow. There can be no assurance that any such losses will be offset by gains (if any) realized on the Fund’s other investments. In addition, less mature companies could be deemed to be more susceptible to irregular accounting or other fraudulent practices.
In the event of fraud by any company in which the Fund invests, the Fund may suffer a partial or total loss of capital invested in that company.
The Fund may invest in issuers that: (i) have little or no operating history, (ii) offer services or products that are not yet ready to be marketed, (iii) are operating at a loss or have significant fluctuations in operating results, (iv) are engaged in a rapidly changing business or (v) need substantial additional capital to set up internal infrastructure, hire management and personnel, support expansion or achieve or maintain a competitive position. Such issuers may face intense competition, including competition from companies with greater financial resources, more extensive capabilities and a larger number of qualified managerial and technical personnel.

Investment In Receivables Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment in Receivables Risk
The Fund may invest in alternative lending-related securities with exposure to receivables or invoice financing, including loans or advances made to businesses, secured by invoice receivables, originated by specialty finance managers, marketplace lending platforms or other originators. The Fund will be reliant on the originator’s ability to source suitable deals, detect fraud, assess the credit worthiness of both the borrower and the obligor on the invoice, manage operational and financial risk and, in the event of default, pursue and collect collateral. In the event of default, the Fund incurs the risk that it may only rank as an unsecured creditor. The obligor on the invoice may dispute any aspect of its obligation and delay, reduce or withhold payments, which may affect the value of the collateral.
In making such investments, the Fund is dependent upon the originators’ ability to monitor and curtail fraud, including factoring fraud, which involves the falsification of invoice documents. False invoices can easily be created online to appear as if they have been issued by legitimate debtors or as if the invoiced amounts are higher than they actually are. Platforms that originate trade receivables financing loans to corporations usually conduct due diligence but do not always conduct on-site visits to verify that the business exists and is in good standing. For this reason, the risk of fraud may be greater with corporate trade receivables. Typically, an originator will seek to validate that the debtor has received the goods or services for which it has been invoiced and is willing to pay the creditor before making the receivables available for investment, although this may not always be the case. There can be no assurance, however, that the debtor will not subsequently dispute the quality or price of the goods or services and withhold payments. Fraud, delays or write-offs associated with such disputes could directly impact the profitability of the Fund’s investments in alternative lending-related securities with exposure to trade receivables. In the event of insolvency of any debtor owing funds on a receivable that the Fund has purchased directly or indirectly, the Fund may only rank as an unsecured creditor. In the case of receivables transferred with recourse, when a debtor defaults on its obligations to the purchaser of the receivable (such as the Fund, directly or indirectly), the seller of the receivable will become obligated to fulfill any remaining invoice amounts owed to the purchaser. In the case of receivables transferred without recourse, the Fund or other direct owner of the receivable will have no such “back-up” obligor in the event of a debtor default. In either scenario, there is a risk that the party with the payment obligation will fail to make payments timely or at all.
Such investments may include credit card receivables, which are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due.
Accounts Receivable Relating To Consumer Loans/Obligations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Accounts Receivable Relating to Consumer Loans/Obligations Risk
The Fund may invest in, or lend against, portfolios of accounts receivable relating to consumer loans, including credit cards, automobile loans, healthcare, and student loans and other types of consumer obligations (such as leases). The performance of such assets will be affected by general economic conditions. The ability to collect on consumer obligation accounts receivables is dependent on the performance of a servicer. Such performance is often highly specialized and requires an elevated degree of expertise and skill. A servicer may be ineffective or less effective than projected at collecting and servicing assets of the Fund, which may have a material adverse effect on the Fund. The servicer may be able to commingle funds relating to a transaction (such as collections from the loans and proceeds from the disposition of any repossessed collateral, such as repossessed vehicles) with its own funds for a period of time. Commingled funds may be used or invested by the servicer at its own risk and for its own benefit. If the servicer were unable to remit those funds or the servicer were to become a debtor under any insolvency laws, delays or reductions in the receivables may occur.
Additionally, servicers may be subject to regulation by certain government agencies, including the Office of the Comptroller of the Currency and the Federal Deposit Insurance Corporation. If a servicing arrangement or activities were found to constitute unsafe or unsound banking practices, such government agencies may take regulatory action against the servicer, which could result in losses or delays in payment.
Furthermore, consumer obligations are subject to various consumer protection laws which regulate the creation and enforcement of such obligations. The violation of such laws by lenders, originators, servicers and their affiliates may permit borrowers to reduce their obligation to pay the amount of receivables they owe or result in liability for consumer remediation, penalties or fines. Similarly, if a borrower were to seek protection under U.S. federal or state bankruptcy or debtor relief laws, a court could reduce or discharge completely the borrower’s obligations to repay amounts due on its receivable. Certain student loans may be guaranteed by the U.S. federal government; a guarantee agency may reject a loan for claim payment due to a violation of the Federal Family Education Loan Program due diligence collection and servicing requirements. Certain laws such as the Service Members Civil Relief Act of 2004 and, in respect of student loans, the Higher Education Relief Opportunity for Students Act of 2003, restrict the ability of lenders and servicers to collect on outstanding obligations of borrowers on active military duty or subject to national emergencies. The College Cost Reduction and Access Act may negatively impact the returns in respect of student loans. The Military Lending Act imposes various limitations, including a 36% cap on certain charges, on credit extended to members of the military and certain related persons.
The Credit CARD Act of 2009 limits the ability of credit card companies to, among other things, increase interest rates on existing credit card balances and limits the practice of universal defaults. Additionally, in 2010, the United States enacted legislation which revised the U.S. federal student loan program, which, among other things, permits borrowers to cap repayments at 10% of their income (above a basic living allowance) and provides for loan forgiveness for students who enter certain professions. Both of these laws may have an adverse impact on the value of the accounts receivable acquired by the Fund.

Loan Participations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Loan Participations Risk
The Fund may invest in secured and unsecured loans, factoring agreements, or other investments acquired through assignment or participations. In purchasing participations, the Fund may have a contractual relationship only with the selling institution, and not necessarily the borrower. The Fund may have no right directly to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, nor necessarily the right to object to certain changes to the loan agreement agreed to by the selling institution. The Fund may not directly benefit from the assets or collateral supporting the related secured loan and may not be subject to any rights of set-off the borrower has against the selling institution.
In addition, in the event of the insolvency of the selling institution, under the laws of the United States the Fund may be treated as a general creditor of such selling institution, and may not have any exclusive or senior claim with respect to the selling institution’s interest in, or the assets or collateral with respect to, the secured loan. Consequently, the Fund may be subject to the credit risk of the selling institution as well as of the borrower. Certain of the secured loans or loan participations may be governed by the law of a jurisdiction other than the United States, which may present additional risks as regards the characterization under such laws of such participation in the event of the insolvency of the selling institution or the borrower.

Loan Servicing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Loan Servicing Risk
The Fund’s ability to successfully service the loans (either directly or through one or more third-party loan servicers) that it holds will materially impact the Fund’s performance. When selecting third-party loan servicers, the Adviser will endeavor to select third-party loan servicers that have the required licenses or other governmental approvals in the applicable jurisdictions. There is no guarantee that such licensing requirements will not be changed or that the loan servicers will be able to maintain any such licenses. The performance of a loan servicer is often highly specialized and requires an elevated degree of expertise and skill. A servicer may be ineffective or less effective than projected at collecting and servicing assets of the Fund, which may have a material adverse effect on the Fund.
In addition, there has been additional scrutiny by governmental authorities and other interest groups (such as regulatory investigations by federal and state authorities and/or litigation by federal and state authorities or by such other interest groups) regarding servicing practices of servicers that may result in increased costs and liabilities.
Additionally, laws and regulations adopted currently and in the future in various jurisdictions in the United States may significantly increase the cost of servicing, affect customary servicing practices and impact the ability of the loan servicer to enforce remedies and collect on and otherwise service the loans that are held and/or serviced by the servicer. Because servicers are generally required to advance principal and interest payments on delinquent loans subject to certain limitations, increasing delinquencies may result in significant increases in the funding necessary for such advances. As described herein, the U.S. Consumer Financial Protection Bureau (the “CFPB”) has also adopted various rules and regulations governing loan servicers, increasing the expenses in connection with such servicing.

Loan Origination Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Loan Origination Risk
A portion of the Fund’s investment portfolio may consist of newly originated loans. In connection with loans originated by the Fund or its affiliates, the Fund may be exposed to losses on such loans resulting from default and foreclosure. Therefore, the value and sufficiency of the underlying collateral, the creditworthiness of the borrower, and the priority of the lien are each of great importance. The Fund cannot guarantee the adequacy of the protection of the Fund’s interests, including the validity or enforceability of the loan and the maintenance of the anticipated priority and perfection of the applicable security interests. Furthermore, the Fund cannot assure that claims may not be asserted that might interfere with enforcement of the Fund’s rights. In the event of a foreclosure, the Fund or an affiliate of the Fund may assume direct ownership of the underlying asset. The liquidation proceeds upon a sale of such asset may not satisfy the entire outstanding balance of principal and interest on the loan, resulting in a loss to the Fund. Any costs or delays involved in the effectuation of a foreclosure of the loan or a liquidation of the underlying property will further reduce the proceeds and thus increase the loss.

CFPB Risk; Regulation of Consumer Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
CFPB Risk; Regulation of Consumer Loans Risk
The Fund may be subject to a wide variety of laws and regulations in the jurisdictions where it operates in respect of its consumer finance activities and other activities in the consumer debt, specialty finance and alternative credit markets, including supervision and licensing by numerous governmental entities. For example, the CFPB has extensive rulemaking and enforcement authority, which may substantially impact the Fund’s consumer finance investments. These laws and regulations may create significant constraints on the Fund’s consumer finance investments and result in significant costs related to compliance. Failure to comply with these laws and regulations could impair the ability of the fund to continue to make such investments and result in substantial civil and criminal penalties, monetary damages, attorneys’ fees and costs, possible revocation of licenses, and damage to reputation, brand and customer relationships.
Laws and regulations adopted in various jurisdictions in the United States and at the federal level may significantly impact participants in the consumer credit marketplace, including lenders, credit sellers and servicers. In addition, there continues to be scrutiny by governmental authorities and other interest groups regarding the consumer credit marketplace. There is the potential for existing and new regulations to significantly impact the ability of many lenders to continue to offer payday loans, automobile title loans, deposit advances and “high cost” consumer (non-mortgage) loans. It is impossible to predict what, if any, changes may be instituted in the future in respect of regulations and the enforcement and regulatory/political climates relating to consumer loans and consumer loan lenders which would be applicable to the Fund, the Adviser, the markets in which they trade and invest, or the counterparties with which they do business. Any such laws or regulations could have a material adverse impact on the Fund’s investment activities.

Marketplace Lending Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Marketplace Lending Risk
Marketplace lending allows lenders to make loans via a centralized, often online, Platform. In most Platform programs, a bank originates the loans which after sale to investors are serviced by the operator of the marketplace Platform. The borrowers on such Platforms are a wide range of individuals and businesses, and the Fund’s ability to assess their creditworthiness may be limited. While purchasing loans originated on a marketplace Platform can generate high returns, it is subject to many risks, including the risk that the Fund could lose its entire investment if a borrower defaults or if the lending and/or loan servicing Platform itself is no longer viable. In the event of a default, certain lending Platforms offer lenders almost no chance of recovery. In addition, marketplace loans are relatively illiquid investments. In many cases it is difficult or impossible for the lender to get its money back before a loan matures, even absent a default.
These lending models and systems are also subject to increasing regulatory risk, as several federal and state regulators have examined the possibility of regulating them as well as the banks with which they often partner. Such regulations could result in increased compliance costs for these systems and a lessened ability for them to make loans on a cost effective basis, or could ultimately eliminate their ability to make such loans entirely. There also are risks that the marketplace operator does not have appropriate broker or servicing licenses, or that the bank originating the loans is not considered the “true lender,” which can lead to issues under applicable usury or licensing statutes among other things. Any of these outcomes would reduce the performance of the Fund’s investments in this area of the debt market and could lead to investment losses or liabilities.

Litigation Finance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Litigation Finance Risk
The Fund may invest in litigation finance-related investments. Some litigation finance investments pertain to litigation in which a settlement agreement or some form of agreement in principle between the parties exists. However, in some circumstances, these settlements, whether finalized or under a memorandum of understanding, require court approval or procedural steps beyond the Adviser’s or the Fund’s control. If parties to an agreement or agreement in principle, or the relevant judicial authorities, terminate or reject a settlement, the Fund could suffer losses in its litigation finance investments.
The Fund may purchase, or may make loans based on, anticipated future payments to be received as the result of favorably determined litigation, settlement or mass tort claims. The results of pending litigation and/or settlements are inherently uncertain. Purchasing or lending against pending litigation and/or settlements entails unique risks because there is no guarantee that the relevant litigation will be favorably determined or that the relevant case settlement will be upheld and consummated, and consequently that the Fund’s investment objective will be achieved. If the relevant litigation is determined (in a court or in an out-of-court settlement) in a manner that is adverse to the Fund’s interest, or if the relevant settlement is not approved or is overturned, the Fund may lose some or all of its investment. In some instances, the purchase of litigation or settlements have been challenged as loan transactions, champerty laws in some states may limit the ability to engage in certain of these transactions, and some states have enacted or may enact legislation regulating these transactions, all of which may affect the ability of the Fund to engage in this activity.
Due to competitive and legal considerations and restrictions, the Fund and the Adviser may not be able to provide to investors details regarding any underlying investment opportunity. Investors will be wholly dependent upon the Adviser’s ability to assess and manage investments made by the Fund.
Parties to a litigation, arbitration or settlement agreement must have the ability to pay a fee, judgment, award or the agreed upon amount if a case outcome or transaction is ultimately successful or completed. Part of the investment process involves the Adviser’s assessment of this ability to pay. However, if the party is unable to pay or further challenges the validity of a judgment or award, the Fund may have difficulties ultimately collecting its share of monetary judgments or awards. Further, given the nature of these recoveries, the Fund cannot always control the ultimate timing of an amount recovered, and there is no assurance that the Adviser will be able to predict the timing of any such payments.
For most investments made by the Fund, the Fund will not be the client of the law firm representing the party to the litigation or transaction and will not have the ability to control decisions made by the parties or the law firm. Lawyers are generally required to act pursuant to their clients’ directives and are fiduciaries to their clients, not to the Fund. The law firms involved also will be subject to an overriding duty to the courts and not the Fund.
As part of the due diligence process in which the Fund engages, the Fund might rely on the advice and opinion of outside counsel and other experts in assessing potential opportunities. Further, the Fund and the Adviser will sometimes be dependent upon the skills and efforts of independent law firms to complete any settlement or underlying litigation or transactional matter. There is no guarantee that the ultimate outcome of any opportunities will be in line with a law firm’s or expert’s initial assessment.

Merchant Cash Advance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Merchant Cash Advance Risk
For a variety of reasons, many small- and medium-sized merchants, retailers and businesses may have difficulties securing loans from traditional lenders and rely on merchant cash advances for operating liquidity.
Companies that have gone through financial difficulties, bankruptcy or have had their debt “charged-off” by creditors may also have difficulty in securing financing. These difficulties are due in part to the fact that, when a bank makes a loan, it tends to focus on the credit history of the borrower and the past performance of the business, together with the value of a business’ total assets. In contrast, merchant cash advances are made largely based on factors such as the value of a business’ account receivables. The Fund may provide merchant cash advances in exchange for a share of a business’ future sales and/or a fixed fee. The Fund’s remittances from the borrower will generally be drawn from the borrower’s customer debit- and credit-card purchases (or obtained in some other fashion) until the advance is repaid. Such cash advances come with the additional risks associated with small business lending, which may lead to significant losses to the Fund.
Since the cash advances are technically sales of future assets, rather than direct loans or credit, when making such advances the Fund is not believed to be currently subject to state usury laws or any of the restrictions under the Dodd-Frank Wall Street Reform and Consumer Protection Act. However, there have been discussions of increasing regulation of merchant cash advances and other alternative lending. Any such increased regulation may have an adverse effect on the Fund by increasing the cost of executing merchant cash advances, or making the strategy economically unfeasible or unlawful. There have also been claims that certain merchant cash advances should be re-characterized as loans. Any such claims, if successful, could result in an inability to collect on the merchant cash advances, as well as a potential for fines, penalties, and required refunds of amounts previously collected.

Real Assets Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Real Assets Investments Risk
The Fund may invest a portion of its assets in securities and credit instruments associated with real assets, including infrastructure, digital infrastructure, datacenters, railcar, and aviation, shipping assets, other transportation and storage assets, which have historically experienced substantial price volatility. The value of companies engaged in these industries is affected by (i) changes in general economic and market conditions; (ii) changes in environmental, governmental and other regulations; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) surplus capacity and depletion concerns; (viii) the availability of financing; and (ix) changes in interest rates and leverage. In addition, the availability of attractive financing and refinancing typically plays a critical role in the success of these investments. As a result, such investments are subject to credit risk because borrowers may be delinquent in payment or default. Borrower delinquency and default rates may be significantly higher than estimated. The Adviser’s assessment, or a rating agency’s assessment, of borrower credit quality may prove to be overly optimistic. The value of securities in these industries may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.

Risks In Equipment Leasing And Lending Against Equipment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks in Equipment Leasing and Lending Against Equipment
The Fund may engage in equipment leasing, which may expose the Fund to considerable risk. In cases of a non-performing lessee, there are considerable costs associated with terminating leases and retrieving hard assets that can disrupt and reduce cash flow. These risks may be exacerbated in the case of lessee bankruptcy. Further, it may be difficult to re-lease or sell retrieved equipment, depending on market conditions, especially if such equipment is outdated or has been misused. Financing leases in which the lessee pays the value of the leased equipment over the lease term and has the option to purchase the equipment for no or nominal consideration can be considered commercial loans and present additional compliance risks for the Fund.
In a loan against equipment transaction, also known as a sale leaseback, equipment is sold on paper by the seller and leased back. The seller obtains working capital and keeps the equipment on the seller’s property. As with equipment leasing, there are considerable costs associated with terminating such loans and retrieving hard assets in the event that a borrower fails to make timely payments on the loan. Further, the value of the subject equipment will decline over time as a result of use by the borrower, reducing the value of the collateral backing the loan and increasing the risk that the Fund will lose money in the event of borrower default.

Aircraft And Aviation Industry Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Aircraft and Aviation Industry Risk
The Fund may acquire assets related to the aviation industry. Investments in securitizations and other financial instruments backed by aircraft and aircraft equipment are subject to a number of risks relating to the aviation industry.
Airline business and results of operations are significantly impacted by general economic and industry conditions. The airline industry is highly cyclical, and the level of demand for air travel is correlated to the strength of the U.S. and global economies. Robust demand for air transportation services depends on favorable economic conditions, including the strength of the domestic and foreign economies, low unemployment levels, strong consumer confidence levels and the availability of consumer and business credit. In addition, airlines are subject to extensive regulatory oversight. Compliance with U.S. and international regulations imposes significant costs and may have adverse effects on an airline. Market events such as economic declines and recessions, geopolitical conflicts and the occurrence or threat of pandemics, terrorism or war may also have an adverse effect on the aviation industry generally and securities related to the same, especially when such market events cause declines in travel, increases in costs or future uncertainty for airlines, aircraft or the commercial aviation industry generally. There can be no assurance that future events will not have a negative impact on the aviation industry or securities collateralized or otherwise backed by aircraft or aircraft equipment.
In addition to factors linked to the aviation industry, other factors that may affect the value of an aircraft and/or related airframe and engines, at any time include: (i) the particular maintenance and operating history of the related airframe and engines; (ii) manufacture and type or model of aircraft or engines, including the number of operators using such type or model; (iii) whether the aircraft is subject to a lease and, if so, whether the lease terms and credit worthiness of the lessee are favorable to the lessor; (iv) the age of the aircraft and/or engine; (v) the advent of newer models of such aircraft and/or engine or aircraft or engine types competing with such aircraft and/or engine; (vi) any tax, customs, regulatory and legal requirements that must be satisfied when an aircraft and/or engine is purchased, sold or re-leased; (vii) compatibility of aircraft configurations or specifications with other aircraft operated by operators of that type of aircraft; (viii) regulatory actions, including mandatory grounding of the aircraft; (ix) any renegotiation of a lease on less favorable terms; (x) decreases in creditworthiness of lessees; and (xi) the availability of spare parts. Any decrease in values of and lease rates for used commercial aircraft which may result from the above factors or other unanticipated factors may have a material adverse effect on the Fund’s investments.

Shipping Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Shipping Investments Risk
The maritime shipping industry is both cyclical and volatile in terms of charter rates and profitability. Challenging global economic conditions may adversely affect the ability of issuers in the shipping industry to charter or recharter their vessels or to sell them on the expiration or termination of their charters and the rates payable in respect of their currently operating vessels, or any renewal or replacement charters that such issuers enter into may not be sufficient to allow them to operate their vessels profitably. Fluctuations in charter rates and vessel values result from changes in the supply and demand for vessel capacity and changes in the supply and demand for the products that such vessels carry. The factors affecting the supply and demand for vessels are outside of the Fund’s control, and the nature, timing and degree of changes in industry conditions are unpredictable.

Insurance And Reinsurance Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Insurance and Reinsurance Investments
The insurance and reinsurance industry has experienced substantial volatility as a result of investigations, litigation and regulatory activity by various insurance, governmental and enforcement authorities, including the SEC, concerning certain practices within the insurance and reinsurance industry. Insurance and reinsurance companies may become involved in these or other investigations, litigation or regulatory activity and may have lawsuits filed or other regulatory actions taken against them. Increasingly, governmental authorities have taken an interest in the potential systemic risks posed by the insurance and reinsurance industry as a whole. The insurance regulatory environment has become subject to increased scrutiny across a number of jurisdictions, and authorities regularly consider enhanced or new regulatory requirements, and seek to exercise their supervisory authority in new and more extensive ways. Regulators are generally concerned with the protection of policyholders above other constituencies. Additional laws and regulations have been and may continue to be enacted in the wake of the recent or future financial and credit crises that may have adverse effects on the Fund’s insurance and reinsurance investments. It is difficult to predict the exact nature, timing or scope of these initiatives; however, the Adviser believes that it is likely that there will be increased regulatory intervention in the insurance and reinsurance industry in the future, and these initiatives could adversely affect the Fund’s investments.
The financial results of companies in the insurance and reinsurance industry historically have been subject to significant fluctuations and uncertainties. The industry and the Fund’s investments may be affected significantly by: fluctuations in interest rates, inflationary pressures and other changes in the investment environment, which affect returns on invested capital; rising levels of actual costs that are not known by companies at the time that they price their products; losses related to epidemics, terrorist activities, random acts of violence or declared or undeclared war; development of judicial interpretations relating the scope of the insurers’ liability; the overall level of economic activity and the competitive environment in the industry; greater than expected use of health care services by members; new mandated benefits or other regulatory changes that change the scope of business or increase costs; and failure of managing general underwriters, agents, third-party administrators and producers to adhere to underwriting guidelines, market-conduct practices and other requirements (as applicable) under their agreements. The occurrence of any one or more of these factors could have a material adverse effect on the Fund’s investments.

Increased Regulation Of Mortgage Servicing Rights (“MSRs”) and Servicers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Increased Regulation of Mortgage Servicing Rights (“MSRs”) and Servicers Risk
MSRs are subject to numerous federal, state and local laws and regulations and may be subject to various judicial and administrative decisions. The body of federal, state and local regulation may increase the cost for the Fund’s servicer to service the underlying mortgage loans, which could adversely affect servicing results and the Fund’s returns. The servicing of residential mortgage loans is subject to extensive federal, state and local laws, regulations and administrative decisions.
Mortgage servicers, pursuant to rules issued by the CFPB, are required to (i) warn borrowers before any interest rate adjustments on their mortgage loans and provide alternatives for borrowers to consider, (ii) provide monthly mortgage statements that explicitly breakdown principal, interest, fees, escrow and due dates, (iii) provide options for avoiding lender-placed, or “force-placed” insurance, (iv) provide early outreach to borrowers in danger of default regarding options to avoid foreclosure, (v) provide that payments be credited to borrower accounts the day they are received, (vi) require borrower account records be kept current, (vii) provide increased accessibility to servicing staff and records for borrowers and (viii) investigate errors within 30 days and improve staff accessibility to consumers, among other things. The new rules may cause servicers, including the Fund’s servicer, to modify their servicing processes and procedures and to incur additional costs in connection therewith.

Infrastructure Debt Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Infrastructure Debt Risk
The Fund may invest its assets in debt securities issued by companies in the infrastructure industry or assets collateralized by such debt. Infrastructure companies are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown including surplus capacity, government budgetary constraints and other factors. Additionally, infrastructure companies may be subject to regulation by various governmental authorities and also may be affected by governmental regulation of rates charged to customers, service interruptions and/or legal challenges due to environmental, operational or other issues and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. There is also the risk that publicly-funded infrastructure projects, especially in emerging markets, may be subject to the effects of public corruption resulting in delays and cost overruns. Other risks include environmental damage due to a company’s operations or an accident, changes in market sentiment toward infrastructure and terrorist acts. Infrastructure securities may also be highly illiquid investments.

Bridge Financings Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Bridge Financings
From time to time, the Fund may lend to companies against assets or single-purpose or limited-purpose entities or natural persons on a short-term, senior or subordinated basis or otherwise invest on an interim basis in companies or lend against assets in anticipation of a future issuance of equity or long-term debt securities or other refinancing or syndication. Such bridge loans would typically be convertible into or refinanced by a more permanent, long-term financing; however, for reasons not always in the Fund’s control, such long-term financing or other refinancing or syndication may not occur and such bridge loans and interim investments may remain outstanding. In such event, the economic provisions of such loans or the term of such interim investments may not adequately reflect the risk associated with the position taken by the Fund.

Real Estate Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Real Estate Investments Risk
Investing in real estate and real estate-related instruments is subject to cyclicality and other uncertainties. The cyclicality and leverage associated with real estate and real estate-related investments have historically resulted in periods, including significant periods, of adverse performance, including performance that may be materially more adverse than the performance associated with other investments. The Fund’s real estate-related investments are secured by or otherwise relate to properties of varying types, geographic locations, owners, tenants and other factors which could make such investments susceptible to particular types of risks relating to such factors, including local economy, real estate market conditions, special hazards and competition. The value of companies engaged in the real estate industry is affected by (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing; and (ix) changes in interest rates and leverage. In addition, the availability of attractive financing and refinancing typically plays a critical role in the success of real estate investments. As a result, such investments are subject to credit risk because borrowers may be delinquent in payment or default. Borrower delinquency and default rates may be significantly higher than estimated. The Adviser’s assessment, or a rating agency’s assessment, of borrower credit quality may prove to be overly optimistic. The value of securities in this industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.
The Fund’s investments in mortgage loans secured by real estate (including residential and commercial mortgage loans, non-agency mortgage loans and second-lien mortgage loans) will be subject to risks of delinquency, loss, taking title to collateral and bankruptcy of the borrower. The ability of a borrower to repay a loan secured by real estate is typically dependent primarily upon the successful operation of such property rather than upon the existence of independent income or assets of the borrower. If the net operating income of the property is reduced or is not increased, depending on the borrower’s business plan, the borrower’s ability to repay the loan may be impaired. If a borrower defaults or declares bankruptcy and the underlying asset value is less than the loan amount, the Fund will suffer a loss.
In this manner, real estate values could impact the value of the Fund’s mortgage loan investments. Therefore, the Fund’s investments in mortgage loans will be subject to the risks typically associated with real estate. The Fund may invest in commercial real estate loans, which are secured by commercial property and are subject to risks of loss that may be greater than similar risks associated with loans made on the security of single-family residential property.
Legislative, regulatory and enforcement actions seeking to prevent or restrict foreclosures or providing forbearance relief to borrowers of residential mortgage loans may adversely affect the value of certain mortgage loan investments. Legislative or regulatory initiatives by federal, state or local legislative bodies or administrative agencies, if enacted or adopted, could delay foreclosure or the exercise of other remedies, provide new defenses to foreclosure, or otherwise impair the ability of the loan servicer to foreclose or realize on a defaulted mortgage loan. While the nature or extent of limitations on foreclosure or exercise of other remedies that may be enacted cannot be predicted, any such governmental actions that interfere with the foreclosure process or are designed to protect customers could increase the costs of such foreclosures or exercise of other remedies in respect of mortgage loans, delay the timing or reduce the amount of recoveries on defaulted mortgage loans held by the Fund, and consequently, could adversely impact the yields and distributions the Fund may receive in respect of its ownership of mortgage loans.
The Fund’s performance is subject to risks incident to the ownership of residential and commercial real estate, including without limitation, the burdens of ownership of real property; inability to collect rents from tenants due to financial hardship, including bankruptcy; changes in local real estate conditions in the markets in which the Fund invests; changes in consumer trends and preferences that affect the demand for products and services offered by the relevant tenants; inability to lease or sell properties upon expiration or termination of existing leases; environmental risks related to the presence of hazardous or toxic substances or materials on the relevant properties; the subjectivity of real estate valuations and changes in such valuations over time; the illiquid nature of real estate compared to other financial assets; changes in laws and governmental regulations, including those governing real estate usage and zoning; changes in interest rates and the availability of financing; and changes in the general economic and business climate. The occurrence of any of the risks described above may cause the value of the Fund’s real estate investments to decline, which could materially and adversely affect the Fund.
Risks Related to REIT Investments
The Fund may invest in certain REITs. REITs that invest primarily in real estate or real estate debt are subject to the risks of the real estate market, the real estate debt market and the securities market.
REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects. REITs may be subject to a management fees and other expenses, and so when we invest in REITs we will bear our proportionate share of the costs of the REITs' operations. Investing in REITs and real estate-related companies involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. The market value of REIT shares and the ability of the REIT to distribute income may be adversely affected by several factors. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, distributions received by the Fund from REITs may consist of dividends, capital gains and/or return of capital. In addition, the performance of a REIT may be affected by changes in the tax laws or by its failure to qualify for tax-free pass-through of income.
REITs (especially mortgage REITs) are also subject to interest rate risk. Rising interest rates may cause REIT investors to demand a higher annual yield, which may, in turn, cause a decline in the market price of the equity securities issued by a REIT.
Investing in certain REITs and real estate-related companies, which often have small market capitalizations, may also involve the same risks as investing in other small capitalization companies. REITs and real estate-related companies may have limited financial resources and their securities may trade less frequently and in limited volume and may be subject to more abrupt or erratic price movements than larger company securities.

Net Leases Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to Net Leases
The Fund may invest in commercial properties subject to net leases. Typically, net leases require the tenants to pay substantially all of the operating costs associated with the properties. As a result, the value of, and income from, investments in commercial properties subject to net leases will depend, in part, upon the ability of the applicable tenant to meet its obligations to maintain the property under the terms of the net lease. If a tenant fails or becomes unable to so maintain a property, we will be subject to all risks associated with owning the underlying real estate. In addition, we may have limited oversight into the operations or the managers of these properties, subject to the terms of the net leases.
Certain commercial properties subject to net leases in which we invest may be occupied by a single tenant and, therefore, the success of such investments is largely dependent on the financial stability of each such tenant. A default of any such tenant on its lease payments to us would cause us to lose the revenue from the property and cause us to have to find an alternative source of revenue to meet any mortgage payment and prevent a foreclosure if the property is subject to a mortgage. In the event of a default, we may experience delays in enforcing our rights as landlord and may incur substantial costs in protecting our investment and re-letting our property. If a lease is terminated, we may also incur significant losses to make the leased premises ready for another tenant and experience difficulty or a significant delay in re-leasing such property.
In addition, net leases typically have longer lease terms and, thus, there is an increased risk that contractual rental increases in future years will fail to result in fair market rental rates during those years.

Residential Real Estate Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Residential Real Estate Investments Risk
The Fund may invest in residential development projects and financing opportunities relating to residential real estate assets, which subjects the Fund to particular economic, operating and regulatory risks. These risks relate to supply of and demand for living space in the local market, wage and job growth in the local market, availability of mortgage financing, homeownership affordability, tenant quality, the physical attributes of the building in relation to competing buildings (e.g., age, condition, design, appearance, amenities and location), access to transportation and changes in regulatory requirements (e.g., rent regulations and caps, and higher standards of maintenance), among other factors. The residential homebuilding industry is cyclical and is highly sensitive to changes in general economic conditions such as levels of employment, consumer confidence and income, availability of financing for acquisitions, construction and permanent mortgages, interest rate levels, inflation and demand for housing. The U.S. housing market has historically been negatively impacted from time to time by declining consumer confidence, restrictive mortgage standards and large supplies of foreclosures, resales and new homes, among other factors. When combined with a prolonged economic downturn, high unemployment levels, increases in the rate of inflation and uncertainty in the U.S. economy, these conditions have contributed to decreased demand for housing, declining sales prices and increasing pricing pressure. In the event that these economic and business trends occur, continue or decline further, the Fund could experience declines in the market value of its inventory and demand for its homes, which could have a material adverse effect on the Fund’s business, prospects, liquidity, financial condition and results of operations.
Accordingly, the performance of the Fund is susceptible to adverse changes in prevailing economic and employment conditions in the United States and the other jurisdictions where its properties are located. The Adviser’s ability to invest in residential real estate-related opportunities (including providing financing for potential owners and operators of residential real estate assets or portfolios thereof) may depend upon its ability to strategically partner with established and sophisticated operating partners and third parties. Any downturn in the U.S. or global economies may adversely affect the financial condition of residential owners and tenants, making it more difficult for them to meet their periodic repayment obligations relating to certain residential real estate properties, which could adversely impact the investment performance of the Fund’s investments. To the extent that assets underlying investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to certain of the foregoing risks to a greater extent.
Investments in financing residential assets, such as mortgage loans (including loans that may be in default), involve additional risks. If a residential mortgage loan is in default, foreclosure of the mortgage loan can be a lengthy and difficult process, and may involve significant expenses. Furthermore, the market for defaulted residential mortgage loans or foreclosed properties may be very limited. The ultimate disposition of a foreclosed asset may yield a price insufficient to cover the cost of the foreclosure process and the balance attached to the defaulted mortgage loan. In addition, politicians, regulators, journalists, housing advocates and others have been critical of private investment firms, such as Blackstone, that have made investments in residential mortgage loans and, in some cases, led protests and social media campaigns. Such opposition could cause the Adviser or its affiliates to forego investment opportunities and subject existing investments to new legislation, litigation and changes in regulatory oversight.
Numerous federal and state consumer protection laws impose substantive requirements in connection with the brokerage, origination, purchase, sale, servicing and enforcement of residential mortgage loans. There has been significant attention from state and federal banking regulatory agencies, state attorneys general, the U.S. Federal Trade Commission, the U.S. Department of Justice, the U.S. Department of Housing and Urban Development, the CFPB, and state and local governmental authorities regarding certain lending practices by some companies in the subprime industry, sometimes referred to as “predatory lending” practices. Sanctions have been imposed by federal, state, and local governmental agencies for practices including charging borrowers excessive fees, imposing higher interest rates than the borrower’s credit risk warrants, and failing to adequately disclose the material terms of loans to the borrowers.
Applicable federal, state, and local laws generally regulate interest rates and other charges, require certain disclosure, impact closing practices, and require licensing of participants in the residential mortgage industry. In addition, other federal, state and local laws, public policy, and general principles of equity relating to the protection of consumers, unfair and deceptive practices, and debt collection practices may apply to the origination, sale, purchase, ownership, servicing, and collection of such residential mortgage loans.

Office Real Estate Industry Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Office Real Estate Industry Risks
Some businesses are rapidly evolving to make employee telecommuting, flexible work schedules, open workplaces and teleconferencing increasingly common. These practices enable businesses to reduce their space requirements. A continuation of the movement towards these practices could over time erode the overall demand for office space and, in turn, place downward pressure on occupancy, rental rates and property valuations, each of which could have an adverse effect on the Fund’s financial position, results of operations, cash flows and ability to make distributions to Shareholders. The Fund may also be negatively impacted by competition from other short-term office or shared space leasing companies.

Investments In New Development Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investments in New Development Risk
The Fund may acquire or lend against direct or indirect interests in undeveloped land or underdeveloped real property, which may often be non-income producing. To the extent that the Fund lends against or otherwise invests in such assets, it will be subject to the risks normally associated with such assets and development activities. Such risks include, without limitation, risks relating to the availability and timely receipt of zoning and other regulatory approvals and entitlements, the cost and timely completion of construction (including risks beyond the control of the Fund, including, without limitation, weather or labor conditions, material shortages or other force majeure events) and the availability of both construction and permanent financing on favorable terms. These risks could result in substantial unanticipated delays or expenses and, under certain circumstances, could prevent completion of development activities once undertaken, any of which could have an adverse effect on the Fund. Properties under development or properties acquired to be developed may receive little or no cash flow from the date of acquisition through the date of completion of development and may experience operating deficits after the date of completion.

Zoning Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Zoning Risks
Certain properties may not comply with, or become noncompliant with, current zoning laws, including density, use, parking and set back requirements, due to changes in zoning requirements after such properties were constructed. These properties, as well as those for which variances or special permits were issued, are considered to be a “legal nonconforming use” and/or the improvements are considered to be “legal non-conforming structures”. This means that the landowner is not required to alter the use or structure to comply with the existing or new law; however, the landowner may not be able to rebuild the premises “as is” in the event of a casualty loss. This may adversely affect the cash flow of the property following the casualty. If a casualty were to occur, there could be no assurance that insurance proceeds would be available to pay a mortgage loan in full or to otherwise compensate a lender or landowner for the loss suffered. In addition, if the property were repaired or restored in conformity with the current law, the value of the property or the revenue producing potential of the property may not be equal to that which existed before the casualty.
In addition, certain properties which are non-conforming may not be “legal nonconforming uses” or “legal non-conforming structures”. The failure of a property to comply with zoning laws or to be a “legal non-conforming use” or “legal non-conforming structure” may adversely affect market value of the property or the landowner’s ability to continue to use it in the manner it is currently being used. In addition, certain properties may be subject to certain use restrictions imposed pursuant to restrictive covenants, reciprocal easement agreements or operating agreements. Such use restrictions include, for example, limitations on the character of the improvements or the properties, limitations affecting noise and parking requirements, among other things, and limitations on the landowner’s right to operate certain types of facilities within a prescribed radius. These limitations could adversely affect the value of the property or the ability of the landowner to generate or lease the property on favorable terms, therefore adversely affecting the landowner’s ability to fulfill its obligations under a mortgage loan or otherwise.

Construction Loans, Land Loans And Predevelopment Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Construction Loans, Land Loans and Predevelopment Loans Risk
The Fund may invest in or originate construction loans. If the Fund fails to fund its entire commitment on a construction loan or if a borrower otherwise fails to complete the construction of a project, there could be adverse consequences associated with the loan, including: a loss of the value of the property securing the loan, especially if the borrower is unable to raise funds to complete it from other sources; a borrower claim against the Fund for failure to perform under the loan documents; increased costs to the borrower that the borrower is unable to pay; a bankruptcy filing by the borrower; and abandonment by the borrower of the collateral for the loan. Furthermore, the Fund may make loans on other non-cash generating assets such as land loans and pre-development loans, and such loans may fail to qualify for construction financing and may need to be liquidated based on the “as-is” value as opposed to a valuation based on the ability to construct certain real property improvements. The occurrence of such events could materially and adversely affect the Fund’s results of operations and cash flows. Other loan types may also include unfunded future obligations that could present similar risks. These construction loans may generally be considered to be more risky than ordinary commercial real estate loans.

Agricultural And Timber Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Agricultural and Timber Company Risk
The Fund may invest its assets in securities issued by, or acquire assets related to, companies in the agriculture industry. Agricultural loans generally present a higher level of risk during slow economic conditions. Agricultural lending risks are generally related to the potential for volatility of agricultural commodity prices. Commodity prices are affected by government programs to subsidize certain commodities, weather, and overall supply and demand in wholesale and consumer markets. Payments on agricultural real estate loans depend primarily on the successful operation and management of the relevant farm(s) to produce cash flows sufficient to service the loan. The success of the relevant farm(s) may be affected by many factors outside of the control of the relevant borrower, including adverse weather conditions that limit crop yields (such as hail, drought and floods), declines in market prices for agricultural products and the impact of government regulations (including changes in price supports, subsidies and environmental regulations). In addition, many farms are dependent on a limited number of key individuals whose injury or death may significantly affect the successful operation of the farm.
As agricultural markets tend to be less liquid and more volatile than at least certain financial markets, the risk of a limited group of investors materially affecting prices is likely to be greater in the agricultural market. The restrictions on “insider trading” and the broad dissemination of information are generally not applicable in the agricultural markets. Consequently, if the Fund invests in the agricultural subsector, it may often be trading in these markets at a material disadvantage to other market participants with better market access and/or information sources.
Timber companies may be affected by numerous factors, including events occurring in nature and international politics. For example, the volume and value of timber that can be harvested from timberlands may be limited by natural disasters and other events such as fire, volcanic eruptions, insect infestation, disease, ice storms, windstorms, flooding, other weather conditions and other causes. In periods of poor logging conditions, timber companies may harvest less timber than expected. Timber companies are subject to many federal, state and local environmental and health and safety laws and regulations. In addition, rising interest rates and general economic conditions may affect the demand for timber products.

Alternative And Renewable Energy Investment Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Alternative and Renewable Energy Investment Risks
The success of the alternative and renewable energy projects in which the Fund may invest or lend against will often depend, to a significant degree, on the availability of rebates, tax credits and other financial incentives and government policies affecting the purchase and use of energy generated from solar, wind and other alternative and renewable resources, changes in which could reduce the demand for these services and impair margins. Such changes can occur with little advance warning and opportunities to mitigate the consequences in any single jurisdiction may be limited. Investments in alternative and renewable energy projects face the risk that the current incentives will expire or become modified in the future, thereby adversely affecting existing projects, economic performance and future potential for growth in this area. Negative changes to global political and economic conditions can impact the alternative and renewable energy industry. The success of investments in, or loans against, alternative and renewable energy projects is dependent on market growth in the alternative and renewable energy industry. A drop in the retail price of conventional energy or non-renewable energy sources may negatively impact the returns on such investments or loans. The demand for alternative and renewable energy systems, services and products depends in part on the price of conventional energy, which affects returns on investment and on loans resulting from the purchase of alternative and renewable energy. Fluctuations in economic and market conditions that impact the prices of conventional and non-renewable energy sources, such as decreases in the prices of oil and other fossil fuels, could cause the demand for alternative and renewable energy systems, services and products to decline, which would have a negative impact on investments in, and on loans against, alternative and renewable energy projects. Changes in utility electric rates could also have a negative effect on the return on such investments or loans.

Structured Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Structured Investments Risk
The Fund may invest in structured products, including, structured notes, credit-linked notes, equipment trust certificates, CMOs, collateralized bond obligations, CLOs, CDOs or other ABS or similar instruments.
Structured finance securities may present risks similar to those of the other types of debt obligations in which the Fund may invest and, in fact, such risks may be of greater significance in the case of structured finance securities. Moreover, investing in structured finance securities may entail a variety of special risks. Among other risks, structured finance securities may be subject to prepayment risk. In addition, the performance of a structured finance security will be affected by a variety of factors, including its priority in the capital structure of the issuer thereof, and the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets.
Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) are generally influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining such financing, which may adversely affect the value of the structured products owned by the Fund. Structured products generally entail risks associated with derivative instruments.

Collateralized Debt Obligations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Collateralized Debt Obligations
The Fund may invest in CDOs and CDO portfolios that may consist of CLO equity, multi-sector CDO equity, trust preferred CDO equity and CLO mezzanine debt. CDOs are subject to credit, liquidity and interest rate risks. The CDO equity purchased by the Fund will most likely be unrated or non-investment grade, which means that a greater possibility that adverse changes in the financial condition of an issuer or in general economic conditions or both may impair the ability of the related issuer or obligor to make payments of principal or interest. Such investments may be speculative. In addition, as a holder of CDO equity, the Fund will have limited remedies available upon the default of the CDO.
The value of the CDOs owned by the Fund generally will fluctuate with, among other things, the financial condition of the obligors or issuers of the underlying portfolio of assets of the related CDO (“CDO Collateral”), general economic conditions, the condition of certain financial markets, political events, developments or trends in any particular industry and changes in prevailing interest rates. Consequently, holders of CDOs must rely solely on distributions on the CDO Collateral or proceeds thereof for payment in respect thereof. If distributions on the CDO Collateral are insufficient to make payments on the CDOs, no other assets will be available for payment of the deficiency and following realization of the CDOs, the obligations of such issuer to pay such deficiency generally will be extinguished.
The performance of CDOs will be adversely affected by macroeconomic factors, including (i) general economic conditions affecting capital markets and participants therein, (ii) the economic downturns and uncertainties affecting economies and capital markets worldwide, (iii) concern about financial performance, accounting and other issues relating to various publicly traded companies and (iv) changes in accounting and reporting standards and bankruptcy legislation.
Issuers of CDOs may acquire interests in loans and other debt obligations by way of sale, assignment or participation. The purchaser of an assignment typically becomes a lender under the credit agreement with respect to the loan or debt obligation; however, its rights can be more restricted than those of the assigning institution. In purchasing participations, an issuer of CDOs will usually have a contractual relationship only with the selling institution, and not the borrower. The CDO generally will have neither the right directly to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, nor have the right to object to certain changes to the loan agreement agreed to by the selling institution. The CDO may not directly benefit from the collateral supporting the related loan and may be subject to any rights of set-off the borrower has against the selling institution. In addition, in the event of the insolvency of the selling institution, under the laws of the United States and the states thereof, the CDO may be treated as a general creditor of such selling institution, and may not have any exclusive or senior claim with respect to the selling institution’s interest in, or the collateral with respect to, the loan. Consequently, the CDO may be subject to the credit risk of the selling institution as well as of the borrower.
Further, CDOs (particularly the subordinated interests) may provide that, to the extent funds are not available to pay interest, such interest will be deferred or paid “in kind” and added to the outstanding principal balance of the related security. Generally, the failure by the issuer of a CDO to pay interest in cash does not constitute an event of default as long as a more senior class of CDOs of such issuer is outstanding and the holders of CDOs that have failed to pay interest in cash (including the Fund) will not have available to them any associated default remedies.
The manager of a CDO is typically not under any obligation to share any investment opportunity, idea or strategy with the issuer of the CDO or with CDO trancheholders. As a result, a manager of a CDO may compete with the issuer of a CDO or with CDO tranche-holders for appropriate investment opportunities and will be under no duty or obligation to share such investment opportunities. Furthermore, a manager of a CDO, its agents and advisors and their respective affiliates, investment partnerships and clients may invest in securities that are senior to, or have interests different from or adverse to, the securities owned or entered into by the CDO. In addition, a manager of a CDO who also holds one or more debt or equity tranches of the CDO may not act in accordance with the best interests at the CDO as a whole and instead, may act in a manner designed to favor its particular economic interests as CDO holder.

Collateralized Loan Obligations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Collateralized Loan Obligations
In the case of most CLOs, the structured finance securities are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches have a priority in right of payment to subordinated/equity tranches.
In light of the above, CLOs may therefore present risks similar to those of other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLOs depending upon the Fund’s ranking in the capital structure. In certain cases, losses may equal the total amount of the Fund’s principal investment. Investments in structured vehicles, including equity and junior debt securities issued by CLOs, involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations.
In addition to the general risks associated with investing in debt securities, CLO securities carry additional risks, including: (i) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) investments in CLO equity and junior debt tranches will likely be subordinate in right of payment to other senior classes of CLO debt; and (iv) the complex structure of a particular security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Additionally, changes in the collateral held by a CLO may cause payments on the instruments held by the Fund to be reduced, either temporarily or permanently. CLOs also may be subject to prepayment risk. Further, the performance of a CLO may be adversely affected by a variety of factors, including the security’s priority in the capital structure of the issuer thereof, the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets. There are also the risks that the trustee of a CLO does not properly carry out its duties to the CLO, potentially resulting in loss to the CLO. In addition, the complex structure of the security may produce unexpected investment results, especially during times of market stress or volatility.
Investing in securities of CLOs involves the possibility of investments being subject to potential losses arising from material misrepresentation or omission on the part of borrowers whose loans make up the assets of such entities. Such inaccuracy or incompleteness may adversely affect the valuation of the receivables or may adversely affect the ability of the relevant entity to perfect or effectuate a lien on the collateral securing its assets. The CLOs in which the Fund invests will rely upon the accuracy and completeness of representations made by the underlying borrowers to the extent reasonable, but cannot guarantee such accuracy or completeness. The quality of the Fund’s investments in CLOs is subject to the accuracy of representations made by the underlying borrowers. In addition, the Fund is subject to the risk that the systems used by the originators of CLOs to control for accuracy are defective. Under certain circumstances, payments to the Fund may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance or a preferential payment.
To the extent underlying default rates with respect to the securities in which the Fund invests occur or otherwise increase, the performance of the Fund’s investments may be adversely affected. The rate of defaults and losses on debt instruments will be affected by a number of factors, including global, regional and local economic conditions in the area where the borrower operates, the financial circumstances of the borrower as well as the general market conditions. A decline in global markets (or any particular sub-market thereof) may result in higher delinquencies and/or defaults as borrowers may not be able to repay or refinance their outstanding debt obligations when due for a variety of reasons, which may adversely affect the performance of the Fund’s investments.
CLOs typically will have no significant assets other than the assets underlying such CLOs, including secured loans, leveraged loans, project finance loans, unsecured loans, cash collateralized letters of credit and other asset-backed obligations, and/or instruments (each of which may be listed or unlisted and in bearer or registered form) that serve as collateral. Payments on the CLO securities are and will be payable solely from the cash flows from the collateral, net of all management fees and other expenses.
The failure by a CLO in which the Fund invests to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, could lead to a reduction in its payments to the Fund. In the event that a CLO fails certain tests, holders of CLO senior debt may be entitled to additional payments that would, in turn, reduce the payments the Fund would otherwise be entitled to receive. Separately, the Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting CLO or any other investment the Fund may make. If any of these occur, it could materially and adversely affect the Fund’s returns.
Issuers may be subject to management, administration and incentive or performance fees. Payment of such additional fees will adversely impact on the returns achieved by the Fund.
The Fund may hold securities that are in a first loss or subordinated position with respect to realized losses on the collateral of its issuers. The leveraged nature of CLOs, in particular, magnifies the adverse impact of loan defaults. CLO investments represent a leveraged investment with respect to the underlying loans. Therefore, changes in the market value of the CLO investments could be greater than the change in the market value of the underlying loans, which are subject to credit, liquidity and interest rate risk.
The Fund’s investments and the assets that collateralize them may prepay more quickly than expected and have an impact on the value of the Fund. Prepayment rates are influenced by changes in interest rates and a variety of factors beyond the Fund’s control and consequently cannot be accurately predicted. Early prepayments give rise to increased re-investment risk, as the Fund or a CLO collateral manager might realize excess cash from prepayments earlier than expected. If the Fund or a CLO collateral manager is unable to reinvest such cash in a new investment with an expected rate of return at least equal to that of the investment repaid, this may reduce net income and the fair value of that asset.
The Fund is expected to rely on CLO collateral managers to administer and review the portfolios of collateral they manage. The actions of the CLO collateral managers may significantly affect the return on investments. The ability of each CLO collateral manager to identify and report on issues affecting its securitization portfolio on a timely basis could also affect the return on investments, as the Fund may not be provided with information on a timely basis in order to take appropriate measures to manage its risks. The Fund is also expected to rely on CLO collateral managers to act in the best interests of a CLO it manages. If any CLO collateral manager were to act in a manner that was not in the best interest of the CLOs (e.g., gross negligence, with reckless disregard or in bad faith), this could adversely impact the overall performance of investments.
There could in the future be circumstances when uncertainty exists with respect to the roles of certain parties in respect of the Fund’s issuers. Various issues may arise for which there may not be a clear answer in the transaction documents of such issuers, such as, for example only, whether the trustee is obligated to actively search for breaches of representations and warranties, whether holders of the issuer should be allowed access to all deal documents and whether principal forgiveness should be treated as a realized loss. The manner in which these open issues are resolved, specifically those which impact the receipt and allocation of underlying cash flows and losses, could adversely impact the Fund’s current and future investments in issuers.
The failure of servicers to effectively service the loans underlying certain of the investments in the Fund would materially and adversely affect the Fund. Most securitizations of loans require a servicer to manage collections on each of the underlying loans. Both default frequency and default severity of loans may depend upon the quality of the servicer. If servicers are not vigilant in encouraging borrowers to make their monthly payments, the borrowers may be far less likely to make these payments, which could result in a higher frequency of default. If servicers take longer to liquidate non-performing assets, loss severities may tend to be higher than originally anticipated. The failure of servicers to effectively service the receivables underlying certain assets in the Fund’s investments could negatively impact the value of its investments and its performance. Servicer quality is of prime importance in the default performance of certain personal loans. Servicers may go out of business which would require a transfer of servicing to another servicer. Such transfers take time and loans may become delinquent because of confusion or lack of attention. Servicers may be required to advance interest on delinquent loans to the extent the servicer deems those advances recoverable. In the event the servicer does not advance, interest may be interrupted even on more senior securities. Servicers may also advance more than is in fact recoverable once a defaulted loan is disposed, and the loss to the trust may be greater than the outstanding principal balance of that loan (greater than 100% loss severity). For securitizations with corporate loans, the collateral manager’s role in reinvestment of principal amortization in performing credits and with respect to loans that default, as well as its ability to actively manage the portfolio through trading, will have a significant impact on the value of the underlying collateral and the performance of its securitization. If the collateral manager reinvests proceeds into loans which then default, does not sell loans before such loans default close to the original purchase price or does not effectively contribute to a restructuring process to maximize value of the loan the securitization owns, the collateral manager could materially and adversely impact the Fund’s investments.
The Fund’s investment strategy with respect to certain investments (or types of investments) may be based, in part, upon the premise that interests in issuers and/or an issuer’s underlying collateral that are otherwise performing may from time to time be available for participation by the Fund at “discounted” rates or at “undervalued” prices. Purchasing debt instruments and/or other interests at what may appear to be “undervalued” or “discounted” levels is no guarantee that these investments will generate attractive risk-adjusted returns to the Fund or will not be subject to further reductions in value. For reasons not necessarily attributable to any of the risks set forth herein (for example, supply/demand imbalances or other market forces), the prices of the debt instruments and other securities in which the Fund invests may decline substantially. In particular, purchasing debt instruments or other assets at what may appear to be “undervalued” or “discounted” levels is no guarantee that these assets will not be trading at even lower levels at a time of valuation or at the time of sale. It may not be possible to predict such “spread widening” risk. Additionally, the perceived discount in pricing from previous environments described herein may still not reflect the true value of the collateral assets underlying debt instruments in which the Fund invests.
The fair value of investments may be significantly affected by changes in interest rates. Investments in senior-secured loans through CLOs are sensitive to interest rate levels and volatility. Although CLOs are generally structured to mitigate the risk of interest rate mismatch, there may be some difference between the timing of interest rate resets on the assets and liabilities of a CLO. Such a mismatch in timing could have a negative effect on the amount of funds distributed to CLO investors. In addition, CLOs may not be able to enter into hedge agreements, even if it may otherwise be in the best interests of the CLO to hedge such interest rate risk. Furthermore, in the event of a significant rising interest rate environment and/or economic downturn, loan defaults may increase and result in credit losses that may adversely affect the Fund’s cash flow, fair value of its assets and operating results.
The senior-secured loans underlying CLOs typically have floating interest rates. A rising interest rate environment may increase loan defaults, resulting in losses for the CLOs and the Fund. Further, a general rise in interest rates will increase the financing costs of the CLOs. However, since many of the senior secured loans within these CLOs have floors based on the Secured Overnight Financing Rate (“SOFR”) or another reference rate, there may not be corresponding increases in investment income constraining distributions to investors in these CLOs. CLOs typically obtain financing at a floating rate based on SOFR or another reference rate.
CLOs are typically actively managed by an investment manager, and as a result the interests therein are traded, subject to credit rating agency and other constraints, by such investment manager. The aggregate return on the CLO equity securities will depend in part upon the ability of each investment manager to actively manage the issuer’s portfolio of assets. Additionally, CLOs may be negatively impacted by rating agency actions, and if the securities issued by, or the portfolio securities of, a CLO are downgraded, the Fund’s investment may decline in value. It is possible that an affiliate of the Fund may participate (in certain instances) in the review and approval of the initial collateral selection of the Fund’s issuers as well as any collateral additions to the portfolio. In times of market stress, valuation of CLO securities may reflect wide bid-ask spreads from numerous valuation sources and be subject to good faith valuations. However, the exercise of control over an issuer could expose the assets of the Fund to claims by such issuer, its investors and its creditors. While the Adviser intends to manage the Fund in a manner that will minimize the exposure of these risks, the possibility of successful claims cannot be precluded.
Between the closing date and the effective date of a CLO, the CLO collateral manager will generally expect to purchase additional collateral obligations for the CLO. During this period, the price and availability of these collateral obligations may be adversely affected by a number of market factors, including price volatility and availability of investments suitable for the CLO, which could hamper the ability of the collateral manager to acquire a portfolio of collateral obligations that will satisfy specified concentration limitations and allow the CLO to reach the target initial par amount of collateral prior to the effective date. An inability or delay in reaching the target initial par amount of collateral may adversely affect the timing and amount of interest or principal payments received by the holders of the CLO debt securities and distributions on the CLO equity securities and could result in early redemptions which may cause CLO debt and equity investors to receive less than face value of their investment.

Debt-Oriented Real Estate Investments Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Debt-Oriented Real Estate Investments Risks
The Fund may invest in debt, including “mezzanine” investments (and may also make equity investments) in or relating to real estate-related businesses, assets or interests. Any deterioration of real estate fundamentals generally, and in the U.S., Canada, and Europe in particular, could negatively impact the performance of the Fund by making it more difficult for portfolio companies to satisfy their debt payment obligations, increasing the default risk and making it more difficult for the Fund to generate attractive risk-adjusted returns. Changes in general economic conditions will affect the creditworthiness of portfolio companies and the value of the underlying real estate collateral relating to the Fund’s investments and may include economic and market fluctuations, changes in environmental and zoning laws, casualty or condemnation losses, regulatory limitations on rents, decreases in property values, changes in the appeal of properties to tenants, changes in supply and demand, fluctuations in real estate fundamentals, the financial resources of issuers and borrowers, changes in building, environmental and other laws, labor, energy and supply shortages, various uninsured or uninsurable risks, natural disasters, political events, changes in government regulations, changes in real property tax rates and tax credits, changes in operating expenses, changes in capital expenditure costs, changes in interest rates, changes in foreign exchange rates, changes in the availability of debt financing and mortgage funds, which may render the sale or refinancing of properties difficult or impracticable, increased mortgage defaults, increases in borrowing rates, negative developments in the economy or political climate that depress travel activity, environmental liabilities, contingent liabilities on a disposition of assets, acts of God, terrorist attacks, war, adverse changes in real estate values generally and other factors that are beyond the control of the Adviser. The value of securities of companies which service the real estate business sector may also be affected by such risks.
Investments In Middle-Market Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investments in Middle-Market Companies
Investments in middle-market companies such as those that the Fund may invest in, while often presenting greater opportunities for growth, may also entail larger risks than are customarily associated with investments in large companies. Middle-market companies may have more limited product lines, capitalization, markets and financial resources, and may be dependent on a smaller management group. As a result, such companies may be more vulnerable to general economic trends and to specific changes in markets and technology. In addition, future growth may be dependent on additional financing, which may not be available on acceptable terms when required. Furthermore, there is ordinarily a more limited marketplace for the sale of interests in smaller, private companies, which may make realizations of gains more difficult, by requiring sales to other private investors. In addition, the relative illiquidity of investments held by closed-end funds generally, and the somewhat greater illiquidity of closed-end fund investments in middle-market companies, could make it difficult for the Fund to react quickly to negative economic or political developments.

Private Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Private Credit Risk
The Fund intends to obtain exposure to select less liquid or illiquid private credit investments. Typically, private credit investments are not traded in public markets and are illiquid, such that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. The Fund may, from time to time or over time, focus its private credit investments in a particular industry or sector or select industries or sectors. Investment performance of such industries or sectors may thus at times have an out-sized impact on the performance of the Fund. Additionally, private credit investments can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations. The issuers of the Fund’s private credit investment will often be leveraged, as a result of recapitalization transactions, and may not be rated by national credit rating agencies.

Private Placements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Private Placements Risk
In addition to the general risks to which all securities are subject, securities received in a private placement generally are subject to strict restrictions on resale, and there may be no liquid secondary market or ready purchaser for such securities, and a liquid secondary market may never develop. Therefore, the Fund may be unable to dispose of such securities when it desires to do so, or at the most favorable time or price. Private placements may also raise valuation risks.

Restricted Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Restricted Securities Risk
The Fund may invest in restricted securities. Restricted securities are less liquid than securities traded in the open market because of statutory and contractual restrictions on resale. Such securities are, therefore, unlike securities that are traded in the open market, which can be expected to be sold immediately if the market is adequate. However, the Fund could sell such securities in privately negotiated transactions with a limited number of purchasers or in public offerings under the 1933 Act. Convertible subordinated units of master limited partnerships convert to publicly-traded common units upon the passage of time and/or satisfaction of certain financial tests. Although the means by which convertible subordinated units convert into senior common units depend on a security’s specific terms, convertible subordinated units typically are exchanged for common shares. Restricted securities are subject to statutory and contractual restrictions on their public resale, which may make it more difficult to value them, may limit the Fund’s ability to dispose of them and may lower the amount the Fund could realize upon their sale. To enable the Fund to sell its holdings of a restricted security not registered under the 1933 Act, the Fund may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the
Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration in order to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation Risk
Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of investments and distributions can decline. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to Shareholders.

Preferred Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Preferred Stock
Preferred stock generally has a preference as to dividends and upon the event of liquidation over an issuer’s common stock, but it ranks junior to debt securities in an issuer’s capital structure. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate, but unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer’s common stock until all unpaid preferred stock dividends have been paid. Preferred stock may also be subject to optional or mandatory redemption provisions.

Equity Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Equity Investments
The Fund may make select equity investments. In addition, in connection with our debt investments, the Fund on occasion may receive equity interests such as warrants or options as additional consideration. The equity interests the Fund receives may not appreciate in value and, in fact, may decline in value. Accordingly, the Fund may not be able to realize gains from its equity interests, and any gains that it does realize on the disposition of any equity interests may not be sufficient to offset any other losses it experiences.

Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Convertible Securities
Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security generally entitles its holder to receive interest or a dividend until the convertible security matures or is redeemed or converted. Convertible securities generally: (i) have higher yields than the dividends on the underlying common stocks, but lower yields than non-convertible securities of a comparable duration; (ii) are less volatile in price than the underlying common stock due to their fixed-income characteristics; (iii) have a significant option component to their value which is directly impacted by the prevailing market volatility and interest rates; and (iv) provide the potential for capital appreciation if the market price of the underlying common stock increases.
The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion feature) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase) as well as market volatility (with the conversion value increasing as market volatility increases). The credit standing of the issuer and other factors may also have an effect on investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent that the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed-income security. Generally, the amount of the premium decreases (as with an option) as the convertible security approaches maturity.
A convertible security may be subject to redemption at the option of the issuer. If a convertible security held by the Fund is called for redemption, the Fund will be required either to permit the issuer to redeem the security or convert it into the underlying common stock. Either of these actions could have an adverse effect on the value of the position.

London Interbank Offered Rate (“LIBOR”) Cessation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
London Interbank Offered Rate (“LIBOR”) Cessation
Settings of LIBOR ceased being published on a representative basis on June 30, 2023, and publication of many non-U.S. dollar LIBOR settings has been entirely discontinued. In addition, publication of the one-, three- and six-month tenors of U.S. dollar LIBOR on a non-representative synthetic basis ceased on September 30, 2024. Various alternative rates for U.S. dollar LIBOR, including SOFR and the Sterling Overnight Index Average (SONIA), began publication over the past few years, and additional proposals for alternative reference rates have been announced and/or have already begun publication. Given the inherent differences between LIBOR and SOFR, or any other alternative benchmark rate that may be established, the transition away from LIBOR to alternative reference rates has been complex and could have an adverse effect on the Fund’s business, financial condition and results of operations, including as a result of any changes in the pricing of the Fund’s investments, changes to the documentation for certain of the Fund’s investments and the pace of such changes, disputes and other actions regarding the interpretation of current and prospective loan documentation or modifications to processes and systems.

Limited Amortization Requirements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Limited Amortization Requirements
The Fund may invest in loans that have limited mandatory amortization requirements. While these loans may obligate an issuer to repay the loan out of asset sale proceeds, with annual excess cash flow or by refinancing upon maturity, repayment requirements may be subject to substantial limitations that would allow an issuer to retain such asset sale proceeds or cash flow, thereby extending the expected weighted average life of the investment. In addition, a low level of amortization of any debt over the life of the investment may increase the risk that an issuer will not be able to repay or refinance the loans held by the Fund when it matures.

Securities On A When-Issued Or Forward Commitment Basis Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Securities on a When-Issued or Forward Commitment Basis
The Fund may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis to acquire the security or to hedge against anticipated changes in interest rates and prices. When such transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it might incur a gain or loss. There is always a risk that the securities may not be delivered and that the Fund may incur a loss. Settlements in the ordinary course, which may take substantially more than five business days, are not treated by the Fund as when-issued or forward commitment transactions. The settlements of secondary market purchases of senior loans in the ordinary course, on a settlement date beyond the period expected by loan market participants are subject to delayed compensation. Furthermore, the purchase of a senior loan in the secondary market is typically negotiated and finalized pursuant to a binding trade confirmation, and therefore, the risk of non-delivery of the security to the Fund is reduced or eliminated when compared with such risk when investing in when-issued or forward commitment securities.

Prepayment Risk1 [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Prepayment Risk
Prepayment risk relates to the early repayment of principal on a loan or debt security. Loans are generally callable at any time, and certain loans may be callable at any time at no premium to par. The Adviser is generally unable to predict the rate and frequency of such repayments. Whether a loan is called will depend both on the continued positive performance of the issuer and the existence of favorable financing market conditions that allow such issuer the ability to replace existing financing with less expensive capital. As market conditions change frequently, the Adviser will often be unable to predict when, and if, this may be possible for each of the Fund’s issuers. Having the loan or other debt instrument called early may have the effect of reducing the Fund’s actual investment income below its expected investment income if the capital returned cannot be invested in transactions with equal or greater yields.

Hedging Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Hedging Risk
The Fund may utilize financial instruments for risk management purposes in order to: (i) protect against possible changes in the market value of the Fund’s investment portfolio resulting from fluctuations in the securities markets and changes in interest rates; (ii) protect the Fund’s unrealized gains in the value of the Fund’s investment portfolio; (iii) facilitate the sale of any such investments; (iv) preserve returns, spreads or gains on any investment in the Fund’s portfolio; (v) hedge the interest rate or currency exchange rate on any of the Fund’s liabilities or assets; (vi) protect against any increase in the price of any securities the Fund anticipates purchasing at a later date; or (vii) for any other reason that the Adviser deems appropriate.
While the Fund may enter into hedging transactions to seek to reduce risk, such transactions may result in a poorer overall performance for the Fund than if it has not engaged in any such hedging transaction. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. The success of the hedging strategy of the Fund is subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolios being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy is also subject to the Adviser’s ability to continually recalculate, readjust and execute hedges in an efficient and timely manner.
The Adviser may seek to hedge all or a portion of the Fund’s foreign currency risk. For example, the Fund may enter into foreign currency forward contracts to reduce the Fund’s exposure to foreign currency exchange rate fluctuations in the value of foreign currencies. In a foreign currency forward contract, the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. Forward foreign currency contracts are marked-to-market at the applicable forward rate. There is no guarantee that it will be practical to hedge currency risks or that any efforts to do so will be successful. The use of foreign currency forward contracts is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments, and there is no guarantee that the use of foreign currency forward contracts will achieve their intended result. If the Adviser is incorrect in its expectation of the timing or level of fluctuation in securities prices, currency prices or other variables, the use of foreign currency forward contracts could result in losses, which in some cases may be significant. A lack of correlation between changes in the value of foreign currency forward contracts and the value of the portfolio assets (if any) being hedged could also result in losses.

Derivatives Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risks
The Fund may use various derivative instruments, such as options, futures, forwards, commodities, swaps and swaptions (including interest rate and credit default swaps). Generally, derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index, and may relate to individual debt or equity instruments, interest rates, currencies or currency exchange rates, commodities, related indexes and other assets. The Fund may, directly or indirectly, use various derivative instruments including options contracts, futures contracts, forward contracts, options on futures contracts, indexed securities, credit default swaps, interest rate swaps and other swap agreements primarily for hedging and risk management purposes. The Fund may treat reverse repurchase agreements and similar financing transactions as derivatives. The Fund also may use derivative instruments for investment purposes and/or to approximate or achieve the economic equivalent of an otherwise permitted investment (as if the Fund directly invested in the securities, loans or claims of the subject portfolio company) or if such instruments are related to an otherwise permitted investment. The Fund’s use of derivative instruments involves investment risks and transaction costs to which the Fund would not be subject absent the use of these instruments and, accordingly, may result in losses greater than if they had not been used. The use of derivative instruments may have risks including, among others, leverage risk, market risk, volatility risk, duration mismatch risk, correlation risk, counterparty risk, market liquidity risk, fund liquidity risk and legal and operational risk. When used for hedging or synthetic investment purposes, an imperfect or variable degree of correlation between price movements of the derivative instrument and the underlying investment sought to be hedged or tracked may prevent the Fund from achieving the intended hedging effect or expose the Fund to the risk of loss. Derivative instruments, especially when traded in large amounts by the Fund or other investors with a concentrated exposure, may not be liquid in all circumstances, so that in volatile markets the Fund may not be able to close out a position without incurring a loss. In addition, daily limits on price fluctuations and speculative position limits on exchanges on which the Fund may conduct its transactions in derivative instruments may prevent prompt liquidation of positions, subjecting the Fund to the potential of greater losses. Exchange-traded derivatives may experience increased settlement risk when trade volumes dramatically increase such that a futures commission merchant or options exchange may not be able to reconcile their positions in the ordinary course. This could cause a delay in calculation of the NAV of the Fund and result in losses. Derivative instruments that may be purchased or sold by the Fund may include instruments not traded on an exchange. Derivative instruments not traded on exchanges are also not subject to the same type of government regulation as exchange traded instruments, and many of the protections afforded to participants in a regulated environment may not be available in connection with such transactions. In addition, significant disparities may exist between “bid” and “asked” prices for derivative instruments that are not traded on an exchange. Additionally, when a company defaults or files for protection from creditors (e.g., U.S. chapter 11 proceedings), the use of derivative instruments presents special risks associated with the potential imbalance between the derivatives market and the underlying securities market. In such a situation, physical certificates representing such securities may be required to be delivered to settle trades and the potential shortage of such actual certificates relative to the number of derivative instruments may cause the price of the actual certificated debt securities to rise, which may adversely affect the holder of such derivative instruments. The risk of nonperformance by the counterparty on such an instrument may be greater and the ease with which the Fund can dispose of or enter into closing transactions with respect to such an instrument may be less than in the case of an exchange traded instrument. The stability and liquidity of derivative investments depend in large part on the creditworthiness of the parties to the transactions. If there is a default by the counterparty to such a transaction, the Fund will under most normal circumstances have contractual remedies pursuant to the agreements related to the transaction. However, exercising such contractual rights may involve delays or costs which could result in a loss to the Fund. Furthermore, there is a risk that any of such counterparties could become insolvent. It should be noted that in purchasing derivative instruments, the Fund typically will not have the right to vote on matters requiring a vote of holders of the underlying investment. Moreover, derivative instruments, and the terms relating to the purchase, sale or financing thereof, are also typically governed by complex legal agreements. As a result, there is a higher risk of dispute over interpretation or enforceability of the agreements. It should also be noted that the regulation of derivatives is evolving in the United States and in other jurisdictions and is expected to increase, which could impact the Fund’s ability to transact in such instruments and the liquidity of such instruments. The Adviser may cause the Fund to take advantage of investment opportunities with respect to derivative instruments that are neither presently contemplated nor currently available, but which may be developed in the future, to the extent such opportunities are both consistent with the Fund’s investment objective and legally permissible. Any such investments may expose the Fund to unique and presently indeterminate risks, the impact of which may not be capable of determination until such instruments are developed and/or the Adviser determines to make such an investment.

Options And Futures Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Options and Futures Risk
The Fund may utilize options and futures contracts and so-called “synthetic” options or other derivatives written by broker-dealers or other permissible intermediaries. Options transactions may be effected on securities exchanges or in the OTC market. When options are purchased OTC, the Fund’s portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and, in such cases, the Fund may have difficulty closing out its position. OTC options also may include options on baskets of specific securities.
The Fund may purchase call and put options on specific securities, and may write and sell covered or uncovered call and put options for hedging purposes in pursuing its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A covered call option is a call option with respect to which the seller of the option owns the underlying security. The sale of a call option exposes the seller during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security that might otherwise have been sold to protect against depreciation in the market price of the security. In the sale of a put, losses may be significant and, in the sale of a call, losses can be unlimited.
The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. In such a case, the Fund will realize a profit or loss if the amount paid to purchase an option is less or more than the amount received from the sale of the option.
Purchasing a futures contract creates an obligation to take delivery of the specific type of financial instrument at a specific future time at a specific price for contracts that require physical delivery, or net payment for cash-settled contracts. Engaging in transactions in futures contracts involves risk of loss to the Fund. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. All terms of futures contracts are set forth in the rules of the exchange on which the futures contracts are traded. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. Successful use of futures also is subject to the Adviser’s ability to predict correctly the direction of movements in the relevant market, and, to the extent the transaction is entered into for hedging purposes, to determine the appropriate correlation between the transaction being hedged and the price movements of the futures contract. Futures contracts may be subject to price swings in daily settlements with exchanges and clearing houses.

Credit Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Derivatives
The Fund may engage in trading or investing in credit derivative contracts, which are contracts that transfer price, spread and/or default risks of debt and other instruments from one party to another, both for bona fide hedging of existing long and short positions, but also for independent profit opportunities. Such instruments may include one or more credits. The market for credit derivatives may be relatively illiquid, and there are considerable risks that may make it difficult either to buy or sell the contracts as needed or at reasonable prices. There are also risks with respect to credit derivatives in determining whether an event will trigger payment under the contract and whether such payment will offset the loss or payment due under another instrument. Generally, a credit event means bankruptcy, a failure to pay, the acceleration of an obligation or modified restructuring of a credit obligation or instrument.
The Fund may be either the buyer or seller in these transactions. If the Fund is a buyer of credit protection and no credit event occurs, the Fund may recover nothing. Worse still, if a credit event occurs, the Fund, as a buyer, typically will receive full notional value for a reference obligation that may have little or no value. Buyers of credit derivatives carry the risk of non-performance by the seller due to an inability to pay.
As a seller of credit protection, the Fund would typically receive a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligations. Sellers of credit derivatives carry the inherent price, spread and default risks of the underlying instruments.
Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to liquidity risk and credit risk. A buyer of credit protection also may lose its investment and recover nothing should no credit event occur. If a credit event were to occur, the value of the reference obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Further, in certain circumstances, the buyer can receive the notional value of a credit default swap only by delivering a physical security to the seller, and is at risk if such deliverable security is unavailable or illiquid. Such a delivery “crunch” is a distinct risk of these investments.
The credit derivatives market is a rapidly evolving market. As a result, different participants in the credit derivatives markets may have different practices or interpretations with respect to applicable terms and definitions, and ambiguities concerning such terms or definitions, may be interpreted or resolved in ways that are adverse to the Fund. Additionally, there may be circumstances and market conditions (including the possibility of a large number of buyers of credit default swaps being required to deliver the same physical security in the same time frame) that have not yet been experienced that could have adverse effects on the Fund’s investments.
The regulation of derivatives in the United States and other countries is a rapidly changing area of law and is subject to ongoing modification by governmental and judicial action. Accordingly, the impact of this evolving regulatory regime on the Fund is difficult to predict, but it could be substantial and adverse.

Interest Rate Swaps Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Swaps Risk
The Fund may enter into interest rate swap agreements with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect itself from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

Short Sales Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Short Sales Risk
The Fund may engage in short selling. Short selling involves selling securities that are not owned and borrowing the same securities for delivery to the purchaser, with an obligation to replace the borrowed securities at a later date. Short selling allows an investor to profit from declines in market prices to the extent such declines exceed the transaction costs and the costs of borrowing the securities. A short sale creates the risk of an unlimited loss, as the price of the underlying security could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase. Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss. For these reasons, short selling is considered a speculative investment practice.
The Fund may also effect short sales “against the box.” These transactions involve selling short securities that are owned (or that the Fund has the right to obtain). When the Fund enters into a short sale against the box, it will set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will hold such securities while the short sale is outstanding. The Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against the box.

Forward Contracts Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Forward Contracts Risk
The Fund may invest in deliverable forward contracts and options thereon, which, unlike futures contracts, are not traded on exchanges, and are not standardized; rather, banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. Deliverable forward and “cash” trading is substantially unregulated; there is no limitation on daily price movements and speculative position limits are not applicable. For example, there are no requirements with respect to record-keeping, financial responsibility or segregation of customer funds or positions. In contrast to exchange-traded futures contracts, interbank traded instruments rely on the dealer or counterparty being contracted with to fulfill its contract. As a result, trading in interbank non-U.S. exchange contracts may be subject to more risks than futures or options trading on regulated exchanges, including the risk of default due to the failure of a counterparty with which the Fund has forward contracts.
Although the Adviser seeks to trade with responsible counterparties, failure by a counterparty to fulfill its contractual obligation could expose the Fund to unanticipated losses. The principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain currencies or commodities or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. Disruptions can occur in any market traded by the Fund due to unusually high or low trading volume, political intervention or other factors. The imposition of credit controls by government authorities might also limit such forward (and futures) trading to less than that which the Adviser would otherwise recommend, to the possible detriment of the Fund. The CFTC regulates non-deliverable forwards (including deliverable forwards where the parties do not take delivery). Changes in the forward markets may entail increased costs and result in burdensome reporting requirements. There is currently no limitation on the daily price movements of forward contracts. Principals in the forward markets have no obligation to continue to make markets in the forward contracts traded.

Highly Volatile Markets; Foreign Exchange Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Highly Volatile Markets; Foreign Exchange Risk
Price movements of forwards, futures, derivative contracts and other financial instruments in which the Fund’s assets may be invested can be highly volatile and are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. In addition, governments from time to time intervene in certain markets, directly and by regulation, particularly in currencies, futures and options. Such intervention is often intended to directly influence prices and may, together with other factors, cause some or all of these markets to move rapidly in the same direction. The effect of such intervention is often heightened by a group of governments acting in concert.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Counterparty Risk
The Fund is exposed to the risk that third parties that may owe the Fund, or its issuers, money, securities or other assets will not perform their obligations. These parties include trading counterparties, clearing agents, exchanges, clearing houses, custodians, prime brokers, administrators and other intermediaries. These parties may default on their obligations to the Fund or its issuers, due to bankruptcy, lack of liquidity, operational failure or other reasons. This risk may arise, for example, from entering into swap or other derivative contracts under which counterparties have long-term obligations to make payments to the Fund or its issuers, or executing securities, futures, currency or commodity trades that fail to settle at the required time due to non-delivery by the counterparty or systems failure by clearing agents, exchanges, clearing houses or other intermediaries. Also, any practice of rehypothecation of securities of the Fund or its issuers held by counterparties could result in the loss of such securities upon the bankruptcy, insolvency or failure of such counterparties. In addition, any of the Fund’s cash held with a prime broker, custodian or counterparty may not be segregated from the prime broker’s, custodian’s or counterparty’s own cash, and the Fund therefore may rank as an unsecured creditor in relation thereto. The inability to recover the Fund’s assets could have a material impact on the performance of the Fund. The consolidation and elimination of counterparties resulting from the disruption in the financial markets has generally increased the concentration of counterparty risk and has decreased the number of potential counterparties.

Non-Performing Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-Performing Investments
It is anticipated that certain debt instruments held by the Fund, or their underlying collateral, will be non-performing and possibly in default. Furthermore, the obligor or relevant guarantor may also be in bankruptcy or liquidation.
Issuers of such investments are typically highly leveraged, with significant burdens on cash flow and, therefore, involve a high degree of financial risk. During an economic downturn or recession, securities of financially troubled or operationally troubled issuers are more likely to go into default than securities or instruments of other issuers. Securities or instruments of financially troubled issuers and operationally troubled issuers are less liquid and more volatile than securities or instruments of companies not experiencing financial difficulties. Investment, directly or indirectly in the financially and/or operationally troubled issuers involves a high degree of credit and market risk.
These difficulties may never be overcome and may cause borrowers to become subject to bankruptcy or other similar administrative proceedings. There is a possibility that the Fund may incur substantial or total losses on its investments and in certain circumstances, subject the Fund to certain additional potential liabilities that may exceed the value of the Fund’s original investment therein. There can be no assurance as to the amount and timing of payments, if any, with respect to these types of loans. Sub-performing and/or non-performing credit assets are often higher risk investments.

Risks Of Certain Non-U.S. Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks of Certain Non-U.S. Investments
The Fund may invest a portfolio of its assets outside of the U.S. Non-U.S. securities or instruments involve certain factors not typically associated with investing in U.S. securities or instruments, including risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various non-U.S. currencies in which the Fund’s non-U.S. investments are denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) differences in conventions relating to documentation, settlement, corporate actions, stakeholder rights and other matters; (iii) differences between the U.S. and non-U.S. securities markets, including higher rates of inflations, higher transaction costs and potential price volatility in, and relative illiquidity of, some non-U.S. securities markets; (iv) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less governmental supervision and regulation in some countries; (v) certain economic, social and political risks, including potential exchange control regulations and restrictions on non-U.S. investment and repatriation of capital, the risks of political, economic or social instability, including the risk of sovereign defaults, and the possibility of expropriation or confiscatory taxation and adverse economic and political development; (vi) the possible imposition of non-U.S. taxes on income and gains recognized with respect to such securities or instruments; (vii) differing, and potentially less well developed or well-tested laws regarding creditor’s rights (including the rights of secured parties), corporate governance, fiduciary duties and the protection of investors; (viii) difficulty in enforcing contractual obligations; (ix) differences in the legal and regulatory environment or enhanced legal and regulatory compliance; (x) reliance on a more limited number of commodity inputs, service providers and/or distribution mechanisms; (xi) political hostility to investments by foreign or private investment fund investors; and (xii) less publicly available information.
In addition, the Fund’s investments in the debt of issuers located in certain non-U.S. jurisdictions may be adversely affected as a result of the ownership or control of an equity stake in such issuers by the Adviser and/or its affiliates. For example, in certain circumstances, the Fund could be subject to German “equity substitution rules” (similar to equitable subordination in the United States) if an issuer in which the Fund holds a debt investment and in which the Adviser and/or its affiliates holds an equity investment was to become insolvent. In such case, among other things, (i) the Fund may not be able to enforce its rights with respect to collateral, if any, (ii) the debt held by the Fund may be subordinated and (iii) the receiver may be entitled to reclaim amounts paid to the Fund within one year of the filing for commencement of insolvency proceedings or thereafter. The laws of other non-U.S. jurisdictions in which the Fund may seek to invest may have rules similar to Germany’s “equity substitution rules” discussed above, and the consequences to the Fund with respect to such rules may be more or less severe. Moreover, additional laws and regulations in non-U.S. jurisdictions in which the Fund may invest may affect the Fund’s investments in such jurisdictions in a manner that differs adversely from the results that would occur under U.S. laws and regulations applied to similar facts.
Additionally, the Fund may be less influential than other market participants in jurisdictions where it or the Adviser do not have a significant presence. The Fund may be subject to additional risks, which include possible adverse political and economic development, possible seizure or nationalization of non-U.S. deposits and possible adoption of governmental restrictions which might adversely affect the payment of principal and interest to investors located outside the country of the issuer, whether from currency blockage or otherwise. Furthermore, some of the securities may be subject to brokerage taxes levied by governments, which has the effect of increasing the cost of such investment and reducing the realized gain or increasing the realized loss on such securities at the time of sale. While the Adviser intends, where deemed appropriate, to seek to manage the Fund in a manner that will minimize exposure to the foregoing risks and will take these factors into consideration in making investment decisions for the Fund, there can be no assurance that adverse developments with respect to such risks will not adversely affect the assets of the Fund that are held in certain countries.

Foreign Currency Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Currency Risks
A significant portion of the Fund’s investments (and the income and gains received by the Fund in respect of such investments) may be denominated in currencies other than the U.S. dollar. However, the books of the Fund will be maintained, and contributions to and distributions from the Fund will generally be made, in U.S. dollars. Accordingly, changes in foreign currency exchange rates and exchange controls may materially adversely affect the value of the investments and the other assets of the Fund. For example, any significant depreciation in the exchange rate of the Euro, or any other currency in which the Fund makes investments, against the U.S. dollar, could adversely affect the value of dividends or proceeds on investments denominated in the Euro or such other currencies. In addition, the Fund will incur costs, which may be significant, in connection with the conversion of various currencies.

General European And Global Economic Condition Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
General European and Global Economic Condition Risks
The success of the Fund’s investment activities could be affected by general economic and market conditions in Europe and in the rest of the world, as well as by changes in applicable laws and regulations (including laws relating to taxation of the Fund’s investments), trade barriers, currency exchange controls, rate of inflation, currency depreciation, asset re-investment, resource self-sufficiency and national and international political and socioeconomic circumstances in respect of the European and other non-U.S. countries in which the Fund may invest. These factors will affect the level and volatility of securities prices and the liquidity of the Fund’s investments, which could impair the Fund’s profitability or result in losses. General fluctuations in the market prices of securities and interest rates may affect the Fund’s investment opportunities and the value of its investments. The Fund may maintain substantial trading positions that can be adversely affected by the level of volatility in the financial markets; the larger the positions, the greater the potential for loss. Declines in the performance of national economies or the credit markets in certain jurisdictions have had a negative impact on general economic and market conditions globally, and as a result, could have a material adverse effect on the Fund’s business, financial condition and results of operations.
The Adviser’s financial condition may be adversely affected by a significant general economic downturn and it may be subject to legal, regulatory, reputational and other unforeseen risks that could have a material adverse effect on the Adviser’s businesses and operations (including those of the Fund). A recession, slowdown and/or sustained downturn in the global economy (or any particular segment thereof) could have a pronounced impact on the Fund and could adversely affect the Fund’s profitability, impede the ability of the Fund’s portfolio companies to perform under or refinance their existing obligations and impair the Fund’s ability to effectively deploy its capital or realize its investments on favorable terms.
In addition, economic problems in a single country are increasingly affecting other markets and economies. A continuation of this trend could result in problems in one country adversely affecting regional and even global economic conditions and markets. For example, concerns about the fiscal stability and growth prospects of certain European countries in the last economic downturn had a negative impact on most economies of the Eurozone and global markets and the current ongoing conflict between Russia and Ukraine and the conflict and escalating tensions in the Middle East could have a negative impact on those countries and others in those regions. The occurrence of similar crises in the future could cause increased volatility in the economies and financial markets of countries throughout a region, or even globally.

Change Of Law Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Change of Law Risk
Government counterparties or agencies may have the discretion to change or increase regulation of a portfolio investment’s operations or implement laws or regulations affecting the portfolio investment’s operations, separate from any contractual rights it may have. A portfolio investment also could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements on such portfolio company. Governments have considerable discretion in implementing regulations and tax reform, including, for example, the possible imposition or increase of taxes on income earned by a portfolio company or gains recognized by the Fund on its investment in such portfolio company, that could impact a portfolio company’s business as well as the Fund’s return on investment with respect to such portfolio company.

Volatility Of Commodity Prices Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Volatility of Commodity Prices
The performance of certain of the Fund’s investments, or the assets underlying certain of the Fund’s investments, may be substantially dependent upon prevailing prices of electricity, oil, natural gas, natural gas liquids, coal and other commodities (such as metals) and the differential between prices of specific commodities that are a primary factor in the profitability of certain conversion activities such as petroleum refining (“crack spread”) and power generation (“spark spread”). Commodity prices have been, and are likely to continue to be, volatile and subject to wide fluctuations in response to any of the following factors: (i) relatively minor changes in the supply of and demand for electricity or such other commodities; (ii) market uncertainty and the condition of various economies (including interest rates, levels of economic activity, the price of securities and the participation by other investors in the financial markets); (iii) political conditions in the United States and other project locations; (iv) the extent of domestic production and importation of oil, natural gas, natural gas liquids, coal or metals in certain relevant markets; (v) the foreign supply of oil, natural gas and metals; (vi) the prices of foreign imports; (vii) the level of consumer demand; (viii) the price and availability of alternative electric generation options; (ix) the price of steel and the outlook for steel production; (x) pandemics, wars, sanctions and weather conditions; (xi) the competitive position of electricity, ethanol/biodiesel, oil, gas or coal as a source of energy as compared with other energy sources; (xii) the industry-wide or local refining, transportation or processing capacity for natural gas or transmission capacity for electric energy; (xiii) the effect of United States and non-U.S. federal, state and local regulation on the production, transportation and sale of electric energy and other commodities; (xiv) breakthrough technologies (such as improved storage or clean coal technologies) or government subsidies, tax credits or other support that allow alternative fuel generation projects to produce more reliable electric energy or lower the cost of such production compared to natural gas fueled electric generation projects; (xv) with respect to the price of oil, actions of the Organization of Petroleum Exporting Countries; or (xvi) the expected consumption of coking coal in steel production. While the Adviser will endeavor to take into account existing and anticipated future applicable greenhouse gas regulation in its investment decisions, changes in the regulation of greenhouse gases could impact an investment or make future investments undesirable.

Regulatory Approvals Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Regulatory Approvals
The Fund may invest in portfolio companies believed to have obtained all material United States federal, state, local or non-U.S. approvals, if any, required as of the date thereof to acquire and operate their facilities. In addition, the Fund may be required to obtain the consent or approval of applicable regulatory authorities in order to acquire or hold certain ownership positions in portfolio companies. A portfolio company could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements on such portfolio company. For example, in the case of oil and gas drilling, handling and transportation, such activities are extensively regulated, and statutory and regulatory requirements may include those imposed by energy, zoning, environmental, health, safety, labor and other regulatory or political authorities. Moreover, additional regulatory approvals, including without limitation, renewals, extensions, transfers, assignments, reissuances or similar actions, may become applicable in the future due to a change in laws and regulations, a change in the companies’ customers or for other reasons. There can be no assurance that a portfolio company will be able to (i) obtain all required regulatory approvals that it does not have at the time of the Fund’s investment or that it may be required to have in the future; (ii) obtain any necessary modifications to existing regulatory approvals; or (iii) maintain required regulatory approvals. Delay in obtaining or failure to obtain and maintain in full force and effect any regulatory approvals, or amendments thereto, or delay or failure to satisfy any regulatory conditions or other applicable requirements could prevent operation of a facility or sales to or from third parties or could result in fines or additional costs to a portfolio company. Regulatory changes in a jurisdiction where a portfolio investment is located may make the continued operation of the portfolio investment infeasible or economically disadvantageous and any expenditures made to date by such portfolio investment may be wholly or partially written off. The locations of the portfolio investments may also be subject to government exercise of eminent domain power or similar events. Any of these changes could significantly increase the regulatory-related compliance and other expenses incurred by the portfolio investments and could significantly reduce or entirely eliminate any potential revenues generated by one or more of the portfolio investments, which could materially and adversely affect returns to the Fund.

Political And Societal Challenges Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Political and Societal Challenges
Energy and energy-related infrastructure projects may be subject to siting requirements. Siting of energy projects is also frequently subject to regulation by applicable state, county and local authorities. For example, proposals to site an energy plant or engage in drilling activities in a particular location may be challenged by a number of parties, including special interest groups based on alleged security concerns, disturbances to natural habitats for wildlife and adverse aesthetic impacts, including the common “not in my backyard” phenomenon. Concerns regarding some of the techniques used in the extraction of shale gas in order to enhance recovery, such as the use of natural gas hydraulic fracturing (also known as “fracking”) may also arise, which may require governmental permits or approvals and which have recently been the subject of heightened environmental concerns and public opposition in some jurisdictions (as more fully described below). The failure of any portfolio investment to receive, renew or maintain any required permits or approvals or any inability to satisfy any requirement of any permits or approvals may result in increased compliance costs, the need for additional capital expenditures or a suspension of project operations.

Environmental Matters Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Environmental Matters
Environmental laws, regulations and regulatory initiatives play a significant role in the various industries and can have a substantial impact on investments in such industries. For example, global initiatives to minimize pollution have played a major role in the increase in demand for natural gas and alternative energy sources, creating numerous new investment opportunities. Conversely, required expenditures for environmental compliance have adversely impacted investment returns in a number of segments of the industry. The electric power industry will continue to face considerable oversight from environmental regulatory authorities and significant influence from non-governmental and special interest groups, and the Adviser will seek to evaluate carefully the expected impact of environmental compliance on all potential investments. The Fund may invest in portfolio companies that are subject to changing and increasingly stringent environmental and health and safety laws, regulations and permit requirements. There can be no guarantee that all costs and risks regarding compliance with environmental laws and regulations can be identified. New and more stringent environmental and health and safety laws, regulations and permit requirements or stricter interpretations of current laws or regulations could impose substantial additional costs on portfolio companies or potential investments. Compliance with such current or future environmental requirements does not ensure that the operations of the portfolio companies will not cause injury to the environment or people under all circumstances or that the portfolio companies will not be required to incur additional unforeseen environmental expenditures. In particular, the oil and gas industry, for example, is subject to environmental hazards, such as oil spills, natural gas leaks and ruptures, discharges of petroleum products and hazardous substances and historic disposal activities. These environmental hazards could expose the Fund’s investments to material liabilities for property damages, personal injuries or other environmental harm, including costs of investigating and remediating contaminated properties. Moreover, failure to comply with any regulatory or legal requirements could have a material adverse effect on a portfolio company, and there can be no assurance that portfolio companies will at all times comply with all applicable environmental laws, regulations and permit requirements. Past practices or future operations of portfolio companies could also result in material personal injury or property damage claims. Any noncompliance with these laws and regulations could subject the Fund and its properties to material administrative, civil or criminal penalties or other liabilities. Certain environmental laws and regulations may require that an owner or operator of an asset address prior environmental contamination, which could involve substantial cost. Such laws and regulations often impose liability without regard to whether the owner or operator knew of, or was responsible for, the release or presence of environmental contamination. The Fund may therefore be exposed to substantial risk of loss as a result of environmental claims against portfolio companies. Community and environmental groups may protest about the development or operation of power generation assets which may induce government action to the detriment of the Fund. Some of the most onerous environmental requirements regulate air emissions of pollutants and greenhouse gases; these requirements may particularly affect companies in the energy sector, and in particular in its power generation fragment.

Payment In-Kind Interest (“PIK”) Income Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
PIK Interest Income Risk
The Fund may hold investments that result in PIK income or PIK dividends. PIK income may have a negative impact on liquidity, as it represents a non-cash component of the Fund’s taxable income that may require cash distributions to Shareholders in order to maintain the Fund’s ability to be subject to tax as a RIC. Similarly, all things being equal, the deferral associated with PIK income also increases the loan-to-value ratio at a compounding rate. The market prices of PIK securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. Because PIK income results in an increase in the size of the PIK securities held, the Fund’s exposure to potential losses increases when a security pays PIK income.

Industry And Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Industry and Sector Risk
Although the Fund does not employ an industry or sector focus, the percentage of the Fund’s assets invested in specific industries or sectors will increase from time to time based on the portfolio management team’s perception of investment opportunities. The Fund may be overweight in certain industries and sectors at various times relative to its benchmark index. If the Fund invests a significant portion of its assets in a particular industry or sector, the Fund is subject to the risk that companies in the same industry or sector are likely to react similarly to legislative or regulatory changes, adverse market conditions, increased competition, or other factors generally affecting that market segment. In such cases, the Fund would be exposed to an increased risk that the value of its overall portfolio will decrease because of events that disproportionately affect certain industries and/or sectors. The industries and sectors in which the Fund may be overweighted will vary. Furthermore, investments in particular industries or sectors may be more volatile than the broader market as a whole, and the Fund’s investments in these industries and sectors may be disproportionately susceptible to losses even if not overweighted.

The Adviser’s Actions On Behalf Of Its Other Accounts And Clients Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Adviser’s Actions on Behalf of its Other Accounts and Clients
The Adviser and its affiliates currently manage assets for other investment funds and accounts and/or may manage assets for such other investment funds and accounts in the future. Actions taken by the Adviser or its affiliates on behalf of such investment funds and accounts have the potential to be adverse to the Fund and the Fund’s investments, which could harm the Fund’s performance. For example, subject to compliance with the Co-Investment Exemptive Order, the Fund may invest in the same securities as other investment funds or accounts managed by the Adviser and its affiliates, and, in certain cases, the Fund’s investments may include different obligations or levels of the capital structure of the same issuer in which another investment fund or account invests. Decisions made with respect to the securities held by one such other investment fund or account may cause (or have the potential to cause) harm to the different class of securities of the issuer held by another such investment fund or account (including the Fund).

Time And Resources May Be Diverted Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Time and Resources that Individuals Associated with the Adviser May Devote to the Fund May be Diverted
The Adviser and its affiliates, including the Blue Owl Advisers, currently manage, and expect to manage in the future, investment entities other than the Fund (“Blue Owl Clients”), including investment funds and accounts that invest in investments similar to those in which the Fund is investing. As a result, the time and resources that the Adviser devotes to the Fund may be diverted, and during times of intense activity in other programs they may devote less time and resources to the Fund than is necessary or appropriate. In addition, the Fund may compete with any such investment entity also managed by Blue Owl Adviser for the same investors and investment opportunities.

Certain Consultants Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Certain Consultants
The Fund and/or the Adviser on behalf of the Fund and/or the portfolio companies, as applicable, expect to retain placement agents, senior advisors, operating partners, strategic advisors and other consultants (“Consultants”). The Consultants are expected to regularly provide services to, or in connection with, the Fund in relation to its activities, including the sourcing of transactions (“Services”).
Consulting Fees and Expenses are expected to include cash fees, profits or equity interests in a portfolio company (which are generally offered on a no-fee/no-carried interest basis), a share of proceeds upon sale of a portfolio company and/or other incentive-based compensation to the Consultant, which may be determined according to one or more methods, including the value of the time (including an allocation for overhead and other fixed costs) of the Consultant, a percentage of the value of the portfolio company, the invested capital exposed to such portfolio company, amounts charged by other providers for comparable services and/or a percentage of cash flows from such company. Additionally, portfolio companies may provide opportunities for Consultants to invest in such portfolio company and reimburse costs and expenses incurred by Consultants. Consultants also may receive remuneration from the Adviser and/or the Fund or affiliates and/or be entitled to other forms of compensation, including equity grants in portfolio companies. Such investment opportunities, reimbursements and other compensation paid to a Consultant will not reduce the Management Fee or Incentive Fee payable by the Fund. Consultants may have a limited partnership or profit interest in the Adviser, one or more other investment funds sponsored by the Adviser or in an affiliate of the Adviser. The Adviser intends to retain only such Consultants which it believes provide a level of service at a value generally consistent with other relevant market alternatives. However, there can be no assurance that no other service provider is more qualified to provide the applicable services or could provide such services at lesser cost.
Overlapping Investments With Blue Owl Clients Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Overlapping Investments with Blue Owl Clients
Other Blue Owl Clients may hold or may acquire positions in, and originate loans to, portfolio companies in which the Fund invests or has invested, subject to applicable law. Similarly, the Fund may hold or may acquire positions in, and originate loans to, portfolio companies in which other Blue Owl Clients hold investments. Such investments and transactions raise potential conflicts of interest for the Fund, particularly if the Fund and such other Blue Owl Clients invest in different classes or types of securities or investments of the same underlying portfolio company. In that regard, actions may be taken by such other Blue Owl Clients that are adverse to the Fund, including, during a restructuring, bankruptcy or other insolvency proceeding or similar matter.

Investments Throughout Capital Structure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investments Throughout Capital Structure
The Blue Owl Advisers and the Blue Owl Clients invest in a broad range of asset classes throughout the corporate capital structure, including investments in corporate loans and debt securities, preferred equity securities and common equity securities. Accordingly, the Blue Owl Advisers and other Blue Owl Clients may invest in different parts of the capital structure of a company or other issuer in which the Fund invests. The interests of the Fund and such other Blue Owl Clients may not always be aligned, which may give rise to actual or potential conflicts of interest, or the appearance of such conflicts of interest. Actions taken for the Fund may be adverse to the Blue Owl Advisers or other Blue Owl Clients, or vice versa.
Where the Blue Owl Advisers or the Blue Owl Clients, including the Fund, invest in different parts of the capital structure of a portfolio company, their respective interests may diverge significantly, particularly in the case of financial distress of the company. For example, another Blue Owl Client may hold junior securities in a portfolio company in which the Fund holds senior securities or of which it is otherwise a creditor. In a bankruptcy proceeding, the other Blue Owl Client’s interest may be subordinated or otherwise adversely affected by virtue of the Fund’s involvement and actions relating to its investment. Although the Fund may recover all or part of amounts due to it, the other Blue Owl Client may be at risk for substantial loss, which may cause the Fund to be more passive or refrain from taking actions adverse to such Blue Owl Client that would otherwise be available. In addition, where a Blue Owl Adviser and/or Blue Owl Client is a creditor of a portfolio company in which the Fund holds more junior securities, such Blue Owl Adviser and/or Blue Owl Client may take actions in its own interests with respect to its rights as a creditor (e.g., with respect to breaches of covenants) that may be adverse to the interests of the Fund as a subordinated debt holder. There can be no assurance that the terms of or the return on the Fund’s investment will be equivalent to or better than the terms of or the returns obtained by a Blue Owl Adviser or other Blue Owl Client participating in the transaction. The Adviser’s ability to implement the Fund’s strategies effectively may be limited to the extent that contractual obligations entered into in respect of investments made by the Blue Owl Advisers impose restrictions on the Fund engaging in transactions that the Adviser may otherwise be interested in pursuing.

Conflicts Of Interest With Respect To Services Performed Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Conflicts of Interest With Respect to Services Performed
The Adviser and its affiliates are permitted to provide a broad range of financial services to companies in which the Fund invests. Any compensation received by the Adviser or its affiliates for providing these services will not be shared with the Fund and may be received before the Fund realizes a return on its investment. The Adviser and its affiliates from time to time have received, and expect in the future to receive, arrangement fees related to the provision of services as arranger. These types of arrangements provide the Adviser with an incentive to recommend investments based on compensation received or to be received rather than solely on the best interests of the Fund. Accordingly, the Adviser and its affiliates face conflicts of interest with respect to services performed for these companies, on the one hand, and investments recommended to the Fund, on the other hand.
Separate Accounts Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Separate Accounts
Blue Owl and its personnel may manage assets for one or more advisory clients through a separate account or similar arrangement employing an investment strategy investing in parallel with, or similar to, the strategy of the Fund. Such arrangements may afford those clients different terms than the Shareholders with respect to fees and expenses, subscription, withdrawal and redemption rights and the content and frequency of reports. Advisory clients that have been granted additional access to portfolio information or enhanced transparency may be able to make investment decisions based on information and at times not generally available to other investors, including Shareholders. Any such investment decisions made by these advisory clients on the basis of such information could adversely affect the market value of the Fund’s portfolio and therefore the value of the interests.

Platform Arrangements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Platform Arrangements
The Fund may co-invest with third parties (or affiliated managers or other persons) with respect to specified investments or categories of investments through Platforms, joint ventures, investment platforms, other entities or similar arrangements (“Platform Arrangements”), thereby acquiring non-controlling interests in certain investments. Such Platform Arrangements may be in or alongside existing or newly formed operators, consultants and/or managers that pursue such opportunities and may include capital and/or assets contributed by third party investors or such Platform managers. Platform Arrangements may provide one or more of the following services: origination or sourcing of potential investment opportunities, due diligence and negotiation of potential investment opportunities and/or servicing, development and management (including turnaround) and disposition of investments. In such cases, the Fund will significantly rely on the existing management, board of directors and other shareholders of such companies, which may include representation of other financial investors with whom the Fund is not affiliated and whose interests may conflict with the interests of the Fund. Moreover, in the case where the Fund may co-invest, such investments may involve risks not present in investments where a third party is not involved, including the possibility that a third party partner or co-venturer may have financial difficulties resulting in a negative impact on such investment, may have economic or business interests or goals that are inconsistent with those of the Fund, may be in a position to take (or block) action in a manner contrary to the Fund’s investment objectives, or the increased possibility of default, diminished liquidity or insolvency by the third party partner or co-venturer due to a sustained or general economic downturn. In addition, the Fund may in certain circumstances be liable for the actions of its third-party partners or co-venturers. Investments made in Platform Arrangements also may involve compensation arrangements including carried interest, management fees and/or other fees payable to such third-party partners or co-venturers, particularly in those circumstances where such third-party partners or co-investors include a management group, as well as to operators, consultants and/or managers. The services provided by such persons to Platform Arrangements may be similar to, and overlap with, services provided by the Adviser to the Fund or its other clients. The Fund generally expects that appropriate minority shareholder rights will be obtained to protect its interests to the extent possible. There can be no assurance that such minority shareholder rights will be available or that such rights will provide sufficient protection of the Fund’s interests.

Investment By Blue Owl Employees And Principals Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment by Blue Owl Employees and Principals
Principals and employees of the Blue Owl Advisers, including members of a Blue Owl Client’s investment committee, are permitted to invest, and at times will invest significantly, in funds managed by the Blue Owl Advisers (“Blue Owl Funds”). Such investments can operate to align the interests of the Blue Owl Advisers and their Principals and employees with the interests of the Blue Owl Funds and their investors, but will also give rise to conflicts of interest as such Principals and employees can have an incentive to favor the Blue Owl Funds in which they participate or from which they are otherwise entitled to share in returns or fees. Principals and employees (and in some cases, “friends and family” of Principals and employees and/or Blue Owl) invested in Blue Owl Funds (other than in the Fund and BDCs managed by Blue Owl) typically do not bear management fees or performance-based compensation (whether investing directly or through a specially formed vehicle for such persons), or in some cases benefit from reduced rates for such fees. In addition, an affiliate of a Blue Owl Adviser that serves as a GP to, or an entity that receives carry as a “special limited partner” of, a Blue Owl Fund will have an indirect beneficial interest in the investments owned by such Blue Owl Fund and will share in any profits and losses generated by such investments. Further, from time to time, Principals and employees of the Blue Owl Advisers, or members of their families, could have an interest in a particular transaction, or in securities or other financial instruments of the same kind or class, or a different kind or class, of the same portfolio investment, portfolio company, obligor or issuer that a Blue Owl Adviser directs for a Blue Owl Client.
Blue Owl Credit’s Lending Or Provision Of Other Financing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Blue Owl Credit’s Lending or Provision of Other Financing to Continuation Fund Investments of the Fund
Subject to the limitations of the 1940 Act, portfolio companies in which the Fund is invested may be borrowers under debt facilities or instruments owned, arranged or managed by Blue Owl Clients. With respect to the Blue Owl Clients, the Blue Owl Adviser advising such Blue Owl Client is obligated to act in the best interest of such Blue Owl Client, which may include causing such Blue Owl Client, in its capacity as agent or lender under such facilities or instruments, to take actions that may be adverse to the portfolio companies in which the Fund is invested and may impact the value of such investment. Given Blue Owl’s relationship with sponsors of a portfolio company, the Blue Owl Clients may have the opportunity to provide such debt facilities on premium terms, which may have an adverse effect on the return of the Fund’s investment. Additional conflicts of interest may also arise given Blue Owl’s combined business relationships in respect of such transactions.

Uncertain Economic, Social And Political Environment [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Uncertain Economic, Social and Political Environment
Market risks, including political, regulatory, market, economic and social developments and developments that impact specific economic sectors, industries or segments of the market, can affect the value and liquidity of the Fund’s investments, which may become more difficult to value. In addition, turbulence and reduced liquidity in financial markets may negatively affect issuers, sponsors and other market participants, which could adversely affect the Fund. Stock prices may experience greater volatility during periods of challenging market conditions, and there can be severe limitations on an investor’s ability to sell certain debt securities, including those that are of higher credit quality, during a period of reduced credit market liquidity. As a result, during these periods, the Fund’s NAV will fluctuate. A Shareholder may experience a significant decline in the value of its investment and could lose money.
Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments were to adversely interrupt the global supply chain, which could affect companies worldwide. The Adviser’s business activities, as well as the activities of the Fund, its portfolio investments and their operations, could be materially adversely affected by outbreaks of disease, epidemics and public health issues, which can exacerbate pre-existing political, social and economic risks in certain countries or regions and trigger a prolonged period of global economic slowdown. Recent examples include pandemic risks related to COVID-19 (notably, its significant negative impact on economic and market conditions and global supply chains, and the aggressive measures taken worldwide in response by governments and businesses) and geopolitical risks related to Russia’s invasion of Ukraine, the Israel-Hamas war, ongoing conflicts in the Middle East and other geopolitical tensions, hostilities and instability. To the extent the Fund has significant investments in certain countries, regions, companies, industries or market sectors, such positions will increase the risk of loss from adverse developments affecting those countries, regions, companies, industries or sectors.
As of the date of this Memorandum, there is uncertainty with respect to legislation, regulation and government policy at the federal, state and local levels, notably as respects U.S. fiscal, tax, trade, healthcare, energy, immigration, foreign and government regulatory policy. Recent events have created a climate of heightened uncertainty and introduced new and difficult-to-quantify macroeconomic and geopolitical risks with potentially far-reaching implications. There has been a corresponding meaningful increase in the uncertainty surrounding interest rates, tax rates, inflation, energy costs, foreign exchange rates, trade volumes and fiscal and monetary policy. To the extent the U.S. Congress or the White House implements additional changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, the U.S. regulatory environment, corporate taxes, inflation, healthcare, unemployment and immigration, among other areas. Until any additional policy changes are finalized, it cannot be known whether the Fund and its investments or future investments may be positively or negatively affected, or the impact of continuing uncertainty.

Risks Related To Public Health Emergencies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to Public Health Emergencies
Pandemics and other widespread public health emergencies, including outbreaks of infectious diseases such as SARS, H1N1/09 flu, avian flu, Ebola and COVID-19, have the potential to materially and adversely impact economic production and activity in ways that are impossible to predict, all of which could result in significant losses to the Fund.
Public health emergencies could have a significant adverse impact and result in significant losses to the Fund, its portfolio companies and other investments, and could adversely affect the Fund’s ability to fulfill its investment objectives. The extent of any loss will depend on many factors, all of which are highly uncertain and cannot be predicted, and this impact may include significant reductions in revenue and growth, unexpected operational losses and liabilities, impairments to credit quality and reductions in the availability of capital. These same factors may limit the ability of the Fund to source, diligence and execute new investments and to manage, finance and exit investments in the future, and governmental mitigation actions may constrain or alter existing financial, legal and regulatory frameworks in ways that are adverse to the investment strategy the Fund intends to pursue, all of which could adversely affect the Fund’s ability to fulfill its investment objectives. They may also impair the ability of portfolio companies or their counterparties to perform their respective obligations under debt instruments and other commercial agreements (including their ability to pay obligations as they become due), potentially leading to defaults with uncertain consequences. In addition, the operations of the Fund, its portfolio companies and the Adviser may be significantly impacted, or even temporarily or permanently halted, as a result of government quarantine measures, restrictions on travel and movement, remote-working requirements and other factors related to a public health emergency, including its potential adverse impact on the health of any such entity’s personnel. These measures may also hinder such entities’ ability to conduct their affairs and activities as they normally would, including by impairing usual communication channels and methods, hampering the performance of administrative functions such as processing payments and invoices, and diminishing their ability to make accurate and timely projections of financial performance.

Financial Institution Risk; Distress Events Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Financial Institution Risk; Distress Events
An investment in the Fund is subject to the risk that one of the banks, brokers, hedging counterparties, lenders or other custodians (each, a “Financial Institution”) of some or all of the Fund’s (or any portfolio company’s or structured and/or securitized product’s or vehicle’s) assets fails to timely perform its obligations or experiences insolvency, closure, receivership or other financial distress or difficulty (each, a “Distress Event”). Distress Events can be caused by factors including eroding market sentiment, significant withdrawals, fraud, malfeasance, poor performance or accounting irregularities. If a Financial Institution experiences a Distress Event, the Adviser, the Fund or one of its portfolio companies may not be able to access deposits, borrowing facilities or other services, either permanently or for an extended period of time. Although assets held by regulated Financial Institutions in the United States frequently are insured up to stated balance amounts by organizations such as the Federal Deposit Insurance Corporation, in the case of banks, and the Securities Investor Protection Corporation, in the case of certain broker-dealers, amounts in excess of the relevant insurance are subject to risk of total loss, and any non-U.S. Financial Institutions that are not subject to similar regimes pose increased risk of loss. While in recent years governmental intervention has often resulted in additional protections for depositors and counterparties during Distress Events, there can be no assurance that such intervention will occur in a future Distress Event or that any such intervention undertaken will be successful or avoid the risks of loss, substantial delays or negative impact on banking or brokerage conditions or markets.
Any Distress Event has a potentially adverse effect on the ability of the Adviser to manage the Fund and its investments, and on the ability of the Adviser, the Fund and any portfolio company or structured and/or securitized product or vehicle to maintain operations, which in each case could result in significant losses and in unconsummated investment acquisitions and dispositions. Such losses could include: a loss of funds; an obligation to pay fees and expenses in the event the Fund is not able to close a transaction (whether due to the inability to draw capital on a credit line provided by a Financial Institution experiencing a Distress Event, the inability of the Fund to access capital contributions or otherwise); the inability of the Fund to acquire or dispose of investments, or acquire or dispose of such investments at prices that the Adviser believes reflect the fair value of such investments; and the inability of portfolio companies to make payroll, fulfill obligations or maintain operations. If a Distress Event leads to a loss of access to a Financial Institution’s services, it is also possible that the Fund or a portfolio company or structured and/or securitized product or vehicle will incur additional expenses or delays in putting in place alternative arrangements or that such alternative arrangements will be less favorable than those formerly in place (with respect to economic terms, service levels, access to capital, or otherwise). To the extent the Adviser is able to exercise contractual remedies under agreements with Financial Institutions in the event of a Distress Event, there can be no assurance that such remedies will be successful or avoid losses, delays or other impacts. The Fund, any portfolio company and any structured and/or securitized product or vehicle are subject to similar risks if a Financial Institution utilized by investors in the Fund or by suppliers, vendors, service providers or other counterparties of the Fund or a portfolio company or structured and/or securitized product or vehicle subject to a Distress Event, which could have a material adverse effect on the Fund.
Many Financial Institutions require, as a condition to using their services (including lending services), that the Adviser and/or the Fund maintain all or a set amount or percentage of their respective accounts or assets with the Financial Institution, which heightens the risks associated with a Distress Event with respect to such Financial Institutions. The Adviser is under no obligation to use a minimum number of Financial Institutions with respect to the Fund or to maintain account balances at or below the relevant insured amounts.
Further, Distress Events such as the current turmoil of the U.S. banking system raise fears of broader financial contagion, and it is not certain what impact this will have on financial markets. Any deterioration of the global financial markets (particularly the U.S. debt markets), any possible future failures of certain financial services companies and a significant rise in market perception of counterparty default risk, interest rates or taxes will likely significantly reduce investor demand and liquidity for investment grade, high-yield and senior bank debt, which in turn is likely to lead some investment banks and other lenders to be unwilling or significantly less willing to finance new investments or to offer less favorable terms. The tightening of availability of credit to businesses generally could lead to an overall weakening of the U.S. and global economies, which in turn is likely to adversely affect the ability of the Fund to sell or liquidate investments at favorable times or at favorable prices or otherwise have an adverse effect on the business and operations of the Fund. In addition, valuations of the Fund’s investments are subject to heightened uncertainty as the result of market volatility and disruption. To the extent the Fund is unable to obtain favorable financing terms for its portfolio investments or sell investments on favorable terms, the Fund’s ability to generate attractive investment returns is expected to be adversely affected.

Difficulty In Obtaining Indebtedness Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Difficulty in Obtaining Indebtedness
Current market conditions may make it difficult to obtain indebtedness on favorable terms and any failure to do so could have a material adverse effect on the Fund or structured and/or securitized products or vehicles in which the Fund may invest. The debt capital that will be available to the Fund and structured and/or securitized products or vehicles in the future, if at all, may be at a higher cost and on less favorable terms and conditions than what the Fund and structured and/or securitized products or vehicles would otherwise expect, including being at a higher cost in rising rate environments. If the Fund or structured and/or securitized products or vehicles are unable to obtain indebtedness, then Shareholders may not benefit from the potential for increased returns on equity resulting from leverage and the Fund may be limited in its ability to make or fund commitments to potential portfolio companies. An inability to extend or obtain indebtedness could have a material adverse effect on the Fund’s business, financial condition or operating results.

Economic Recessions Or Downturns Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Economic Recessions or Downturns
The Fund’s investments are susceptible to economic recessions or downturns. During periods of adverse economic conditions, portfolio companies and investments may experience decreased revenues, financial losses, difficulty in obtaining access to financing and increased funding costs. During such periods, portfolio companies and structured and/or securitized products or vehicles may also have difficulty in expanding their businesses and operations and be unable to meet their debt service obligations or other expenses as they become due. Any of the foregoing could cause the value of the Fund to decline.
Many of the Fund’s portfolio companies may be susceptible to economic slowdowns or recessions. In the past, instability in the global capital markets has resulted in disruptions in liquidity in the capital markets, significant write-offs in the financial services sector, the re-pricing of credit risk in the broadly syndicated credit market and the failure of major domestic and international financial institutions. In particular, in past periods of instability, the financial services sector was negatively impacted by significant write-offs as the value of the assets held by financial firms declined, impairing their capital positions and abilities to lend and invest. In addition, continued uncertainty surrounding the negotiation of trade deals between the United Kingdom (the “UK”) and the European Union (the “EU”) following Brexit and uncertainty between the United States and other countries, including China, with respect to trade policies, treaties, and tariffs, among other factors, have caused disruption in the global markets. There can be no assurance that market conditions will not worsen in the future.
In an economic downturn, the Fund’s loan portfolio may have non-performing assets or non-performing assets may increase, and the value of the Fund’s loan portfolio is likely to decrease during these periods. Adverse economic conditions may also decrease the value of any collateral securing any of the Fund’s directly-originated or broadly-syndicated loans. A severe recession may further decrease the value of such collateral and result in losses of value in the Fund’s portfolio and a decrease in the Fund’s revenues, net income, assets and net worth.
Unfavorable economic conditions, including rising interest rates, also could increase the Fund’s funding costs, limit its access to the capital markets or result in a decision by lenders not to extend credit to the Fund on terms the Fund deems acceptable. These events could prevent the Fund from increasing investments and harm its operating results and financial condition.
The occurrence of recessionary conditions and/or negative developments may significantly affect the markets in which the Fund does business, the value of its investments, and its ongoing operations, costs and profitability.
Litigation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Litigation Risk
Blue Owl engages in a broad variety of activities on a global basis in respect of its managed funds and investments. These activities subject Blue Owl to risks of becoming involved in litigation by third parties and subject Blue Owl to investigations or proceedings initiated by governmental authorities. Additionally, in the ordinary course of its business, the Fund may be subject to litigation from time to time. The outcome of such proceedings may materially adversely affect the value of the Fund and may continue without resolution for long periods of time. Any litigation may consume substantial amounts of the Adviser’s and the Principals’ time and attention, and the time and the devotion of resources to litigation may, at times, be disproportionate to the amounts at stake in the litigation. The adoption of new, or the enhancement of existing, laws and regulations may further increase the risk of litigation. Any such litigation would likely have a negative financial impact on the Fund.
Force Majeure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Force Majeure Risk
Investments may be affected by force majeure events (i.e., events beyond the control of the party claiming that the event has occurred, including acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism and labor strikes). Some force majeure events may adversely affect the ability of a party (including a portfolio company or a counterparty to the Fund or a portfolio company) to perform its obligations until it is able to remedy the force majeure event. In addition, the cost to a portfolio company or the Fund of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which the Fund may invest specifically. Additionally, a major governmental intervention into an industry, including the nationalization of an industry or the assertion of control over one or more portfolio companies or its assets, could result in a loss to the Fund, including if its investment in such portfolio company is canceled, unwound or acquired (which could be without what the Fund considers to be adequate compensation). Any of the foregoing may therefore adversely affect the performance of the Fund and its investments.

Availability Of Insurance Against Certain Catastrophic Losses Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Availability of Insurance Against Certain Catastrophic Losses
Certain losses of a catastrophic nature, such as wars, earthquakes, typhoons, hurricanes, terrorist attacks, floods or other similar events, may be either uninsurable or insurable at such high rates that to maintain such coverage would cause an adverse impact on the related Fund investments. In general, losses related to terrorism are becoming harder and more expensive to insure against. Some insurers are excluding terrorism coverage from their all-risk policies. As a result, all Fund investments may not be insured against terrorism or certain other risks. If a major uninsured loss occurs, the Fund could lose both invested capital in and anticipated profits from the affected Fund investments.
The relevant liability standards under insurance coverage procured by Blue Owl, the Adviser and the Fund are expected to vary by carrier, and such standards are expected to vary from time to time depending on, for example, coverage features or limitations then-available from the carrier at the time of insurance contract renewal. As a result, insurance coverages from time to time are expected to vary.

Cyber-Security Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cyber-Security Risks
The occurrence of a disaster, such as a cyber-attack against the Fund, its portfolio companies or against a third-party that has access to the Fund’s data or networks, a natural catastrophe, an industrial accident, failure of the Fund’s disaster recovery systems, or consequential employee error, could have an adverse effect on the Fund’s ability to communicate or conduct business, negatively impacting its operations and financial condition. This adverse effect can become particularly acute if those events affect the Fund’s electronic data processing, transmission, storage, and retrieval systems, or impact the availability, integrity, or confidentiality of its data.
The Fund depends heavily upon computer systems to perform necessary business functions. Despite the Fund’s implementation of a variety of security measures, its computer systems, networks, and data, like those of other companies, could be subject to cyber-attacks and unauthorized access, use, alteration, corruption or destruction, such as from physical and electronic break-ins or unauthorized tampering. If one or more of these events occurs, it could potentially jeopardize the confidential, proprietary, and other information processed, stored in, and transmitted through the Fund’s computer systems and networks. Such an attack could cause interruptions or malfunctions in the Fund’s operations, which could result in financial losses, litigation, regulatory penalties, client dissatisfaction or loss, reputational damage, and increased costs associated with mitigation of damages and remediation.
Third parties with which the Fund does business may also be sources of cybersecurity or other technological risk. The Fund outsources certain functions and these relationships allow for the storage and processing of its information, as well as client, counterparty, employee, and borrower information. While the Fund engages in actions to reduce the Fund’s exposure resulting from outsourcing, ongoing threats may result in unauthorized access, loss, exposure, destruction, or other cybersecurity incidents that adversely affects the Fund’s data, resulting in increased costs and other consequences as described above.
Substantial losses may occur in the form of stolen, misappropriated, lost or corrupted: (i) data or payment information; (ii) financial information; (iii) software, contact lists or other databases; (iv) proprietary information or trade secrets; or (v) other items. If technology systems are compromised, become inoperable for extended periods of time or cease to function properly, Blue Owl, the Adviser, the Fund and/or portfolio companies may incur significant time or expense to fix or replace them and to seek to remedy the effects of such issues. The failure of these systems and/or of disaster recovery plans for any reason could cause significant interruptions in Blue Owl’s, the Adviser’s, the Fund’s, portfolio companies’ and/or service providers’ operations, including the ability to make distributions to Shareholders, and result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors). The use of internet- or cloud-based programs, technologies and data storage applications generally heightens these risks, and the risks of attack are expected to be heightened in remote work environments. Any of such circumstances could subject a portfolio company or the Fund to substantial losses, including losses relating to: misappropriation of assets, intellectual property or confidential information; corruption, deletion or destruction of data; physical damage and repairs to systems; reputational harm; financial losses from remedial actions; and/or disruption of operations. Third parties, including activist, criminal, nation-state or terrorist actors, may also attempt fraudulently to induce portfolio companies or their personnel to disclose sensitive information (including passwords) in order to gain access to data, accounts, funds or other assets, or otherwise to inflict harm. In addition, in the event that such a cyber-attack or other unauthorized access is directed at Blue Owl or one of its service providers holding its financial or investor data, its affiliates or the Fund may also be at risk of loss. The Fund will implement processes, procedures and internal controls to help mitigate cybersecurity risks and cyber intrusions, but these measures, as well as increased awareness of the nature and extent of a risk of a cyber-incident, do not guarantee that a cyber-incident will not occur and/or that the Fund’s financial results, operations or confidential information will not be negatively impacted by such an incident.

Changes In Cyber Security And Data Protection Laws And Regulations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Changes in Cyber Security and Data Protection Laws and Regulations
The adoption, interpretation and application of consumer and data protection laws or regulations in the U.S., Europe and other jurisdictions are often uncertain and in flux, and in some cases, laws or regulations in one country may be inconsistent with, or contrary to, those of another country.
U.S. federal and state, as well as non-U.S., government bodies or agencies have in the past adopted, and may in the future adopt, laws and regulations affecting data privacy. For example, California has passed the California Consumer Privacy Act of 2018, as amended, which broadly impacts businesses that handle various types of personal data, potentially including fund managers and their funds and investments. Other jurisdictions, including other U.S. states, have proposed or are considering similar privacy laws and regulations, which if enacted could impose similarly significant costs, potential liabilities and operational and legal obligations. Such privacy laws and regulations are expected to vary from jurisdiction to jurisdiction, thus increasing costs, operational and legal burdens, and the potential for significant liability for regulated entities, which could include Blue Owl, the Adviser, the Fund and/or their portfolio companies.
Industry organizations also regularly adopt and advocate for new standards in this area. In the United States, these include rules and regulations promulgated under the authority of federal government bodies and agencies, state attorneys general, legislatures and consumer protection agencies. Foreign data privacy regulations further govern the processing of personally identifiable data and may be stricter than U.S. laws. Such laws impose stringent legal and operational obligations on regulated businesses, as well as the potential for significant penalties.
The EU has enacted the General Data Protection Regulation (Regulation (EU) 2016/679) (“EU GDPR”), which seeks to harmonize national data protection laws across the EU, while at the same time, modernizing the law to address new technological developments. The UK has implemented the Data Protection Act 2018 and the EU GDPR as it forms part of the laws of England and Wales, Scotland and Northern Ireland by virtue of section 3 of the European Union (Withdrawal) Act 2018 (the “UK GDPR”).
Both the EU GDPR and the UK GDPR broadly impact businesses that handle various types of personal data, including private fund managers and their funds and investments. Notably, the EU GDPR and UK GDPR have a greater extra-territorial reach than pre-existing legislation and govern the processing of personal data by businesses, (i) with an establishment in the EU and/or the UK (as applicable), (ii) which offer goods or services to EU/UK data subjects or (iii) which monitor EU/UK data subjects’ behavior within the EU/UK.
Both the EU GDPR and the UK GDPR impose stringent legal and operational obligations on businesses, as well as the potential for fines, sanctions, or other penalties, which could materially and adversely affect the result of operations and overall business, as well as have an impact on the reputation, of Blue Owl, the Fund and its portfolio companies. Failure to comply with the EU GDPR and the UK GDPR, depending on the nature and severity of the breach, could attract regulatory penalties of up to the greater of (i) €20 million in respect of the EU GDPR and (ii) £17.5 million in respect of each of the UK GDPR, or, in each case, 4% of an entire group’s total annual worldwide turnover, as well as the possibility of other enforcement actions (such as suspension of processing activities and audits), liabilities from third-party claims and reputational damage.
Additionally, as a result of recent case law and regulatory guidance in Europe, organizations with a nexus to the UK and/or the EU will likely need to dedicate compliance costs and resources to implement appropriate legitimizing mechanisms and safeguards (e.g., standard contractual clauses, pseudonymization techniques, encryption, impact assessments) in respect of transfers of personal data from the EU and the UK to third countries that have not been deemed by the European Commission or the government of the UK (as applicable) to provide adequate protection for personal data (e.g., the United States).

Dependence On Information Systems Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Dependence on Information Systems
The Fund’s business is dependent on its and third parties’ communications and information systems. Any failure or interruption of those systems, including as a result of the termination of an agreement with any third-party service providers, could cause delays or other problems in the Fund’s activities. The Fund’s financial, accounting, data processing, portfolio monitoring, backup or other operating systems and facilities may fail to operate properly or become disabled or damaged as a result of a number of factors including events that are wholly or partially beyond its control. There could be:
•sudden electrical or telecommunications outages;
•natural disasters such as earthquakes, tornadoes and hurricanes;
•disease pandemics;
•events arising from local or larger scale political or social matters, including terrorist acts;
•outages due to idiosyncratic issues at specific service providers; and
•cyber-attacks.
These events, in turn, could have a material adverse effect on the Fund’s operating results.
Potential Fluctuations In Operating Results [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Potential Fluctuations in Operating Results
The Fund could experience fluctuations in its periodic operating results due to a number of factors, including its ability or inability to make investments in companies that meet its investment criteria, the level of its expenses, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which it encounters competition in its markets, the terms of leverage facilities, the interest rate payable and default rates on any debt securities it acquires, changes in operating performance and/or valuation of portfolio companies and general economic conditions. As a result of these factors, results for any previous period should not be relied upon as indicative of performance in future periods. These factors could have a material adverse effect on the Fund’s results of operations, the value of an investment in the Fund and the Fund’s ability to pay distributions.

Expedited Investment Analyses And Decisions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Expedited Investment Analyses and Decisions
Before making an investment, the Adviser generally will conduct such due diligence as it deems reasonable and appropriate based on the known facts and circumstances applicable to such investment. Due diligence may entail evaluating important and complex business, financial, tax, accounting, technical, environmental, regulatory and legal issues. Outside consultants, legal advisors, accountants, investment banks and other third parties may be involved in the due diligence process to varying degrees depending on the type of investment and the facts and circumstances related thereto, and the Adviser may rely on the advice received from such third parties. Investment analyses and decisions by the Adviser may be required to be undertaken on an expedited basis to take advantage of certain investment opportunities. While the Fund generally will not seek to make an investment until the Adviser has conducted sufficient due diligence to make a determination as to the acceptability of the investment and the underlying issuer, in such cases, the information available to the Adviser at the time of making an investment decision may be limited. Therefore, no assurance can be given that the Adviser will have knowledge of all circumstances that may adversely affect an investment. In addition, the Adviser is permitted to rely upon independent consultants in connection with their evaluation of proposed investments. No assurance can be given as to the accuracy or completeness of the information provided by such independent consultants and the Fund may incur liability as a result of such consultants’ actions, many of whom the Fund will have limited recourse against in the event of any such inaccuracies. Moreover, such evaluation will not necessarily result in an investment being successful or even ensure a return on invested capital.

Climate Change Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Climate Change Risk
Global climate change is widely considered to be a significant threat to the global economy. Additionally, the Paris Agreement and other regulatory and voluntary initiatives launched by international, federal, state, and regional policymakers and regulatory authorities, as well as private actors, seeking to reduce greenhouse gas emissions may expose businesses to so-called “transition risks” in addition to physical risks (e.g., changes in weather and climate patterns), such as: (i) political and policy risks; (ii) regulatory and litigation risks; (iii) technology and market risks and (iv) reputational risks. Although the Fund’s targeted investments do not fall within industries commonly identified as “carbon intensive” or directly addressing climate change, the Adviser cannot rule out the possibility that climate change-related risks could result in unanticipated expenses or other consequences, which could have a material adverse effect on an investment or the Fund.

Risk Of Heightened Regulation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risk of Heightened Regulation
The businesses of the Fund, the Adviser and their affiliates, as well as the financial services industry generally, are subject to extensive regulation, including periodic examinations by governmental agencies and self-regulatory organizations or exchanges in the United States and other jurisdictions in which they operate relating to, among other things, antitrust law, anti-money laundering laws, anti-bribery laws, laws relating to foreign officials, privacy laws with respect to client information and the regulatory oversight of the trading and other investment activities of investment managers, including the Adviser. Each of the regulatory bodies with jurisdiction over the Fund, the Adviser or their affiliates, has regulatory powers dealing with many aspects of financial services, including the authority to grant, and in specific circumstances to cancel, permissions to carry on particular activities. Any failure to comply with these rules and regulations could expose the Fund or the Adviser to liability or other risks.
Additionally, such oversight and regulation may cause the Fund to incur additional expenses, may divert the attention of the Adviser and its personnel and may result in fines if the Fund is deemed to have violated any regulations. Regulation generally as well as regulation more specifically addressed to the alternative asset management industry, including tax laws and regulation, could increase the cost of identifying, structuring and completing investment transactions, the profitability of enterprises and the cost of operating the Fund. Additional regulation could also increase the risk of third party litigation. The transactional nature of the business of the Fund exposes the Fund, the Adviser and certain related parties generally to the risks of third party litigation.
The Fund and the Adviser may be subject to increased scrutiny by government regulators, investigators, auditors and law enforcement officials regarding the identities and sources of funds of investors. In that connection, in the future the Fund may become subject to additional obligations that may affect its investment program, the manner in which it operates and, reporting requirements regarding its investments and investors. Each Shareholder will be required to provide to the Fund such information as may be required to enable the Fund to comply with all applicable legal or regulatory requirements, and each Shareholder will be required to acknowledge and agree that the Fund may disclose such information to governmental and/or regulatory or self-regulatory authorities to the extent required by applicable law or regulation and may file such reports with such authorities as may be required by applicable law or regulation.

Advancements In Artificial Intelligence And Machine Learning Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Advancements in Artificial Intelligence and Machine Learning
The ongoing evolution in artificial intelligence and machine learning technologies (hereinafter, “Machine Learning Technologies”), encompassing initiatives like OpenAI’s deployment of its ChatGPT application, may instigate risks that impact the Fund. Regardless of existing policies, there exists potential for the Adviser, the Fund’s portfolio companies, and all associated affiliates, partners, members, shareholders, officers, directors, and employees to deploy Machine Learning Technologies in violation of such policies, knowingly or otherwise. The risk exposure for the Fund may be exacerbated if third-party service providers or any known or unknown counterparts also incorporate Machine Learning Technologies in their business operations. The Fund cannot ensure absolute control over the development or maintenance of third-party products or the manner in which third-party services are rendered.
The utilization of Machine Learning Technologies may inadvertently involve the integration of confidential data, including sensitive non-public information, by either third parties in breach of non-disclosure agreements, or by employees of the Adviser or the related affiliates and partners in breach of the Fund’s policies. This may result in the confidential information becoming accessible within a dataset by other third-party Machine Learning Technology applications and users. For comprehensive details on risks related to information security, refer to the section titled “Cyber-Security Risks” herein.
Machine Learning Technologies inherently depend on the aggregation and examination of vast quantities of data. However, due to practical limitations, it is infeasible to incorporate all pertinent data into the model that Machine Learning Technologies leverage for operation. Consequently, these models will inevitably harbor some degree of inaccuracy and error, potentially significant, or could be otherwise deficient or flawed, thereby compromising the effectiveness of Machine Learning Technologies. To the extent that the Adviser and the Fund are susceptible to the risks associated with Machine Learning Technologies, any inaccuracies or errors may precipitate adverse impacts.
Machine Learning Technologies and their applications, particularly within the private investment and financial sectors, continue to undergo rapid evolution. Therefore, it remains impossible to accurately foresee future risks that may emerge from such technological advancements.

Import/Export Regulation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Import/Export Regulation Risk
Significant changes to U.S. trade policy, including changes to current legislation and trade agreements and the imposition of tariffs on a range of goods imported into the U.S. has resulted in a few countries retaliating with tariffs against the United States. These retaliatory actions could trigger extended “trade wars” between the U.S. and its trading partners, resulting in additional barriers to the international market, inclusive of customers, vendors, and potential investors. Under these circumstances, the cost of goods for some portfolio companies could increase, resulting in lower consumer demand for their goods and reduced cash flows. While it is unknown whether and to what extent new legislation will be enacted into law, the enactment or amendment of trade legislation and/or renegotiation of trade agreements may impose additional compliance costs on portfolio companies, restrict their ability to participate in international markets and otherwise disrupt their current operations.

Risks Relating To Fund’s RIC Status Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Relating to Fund’s RIC Status
The Fund intends to elect to be treated as a RIC under the Code and intends each year to qualify and be eligible to be treated as such, so that it generally will not be subject to U.S. federal income tax on its net investment income or net short-term or long-term capital gains, that are currently distributed (or deemed distributed, as described below) as dividends for U.S. federal income tax purposes to Shareholders. In order to qualify for such treatment, on a continuing basis, the Fund must meet certain asset diversification tests and at least 90% of its gross income for such year must consist of certain types of qualifying income. Foreign currency gains will generally be treated as qualifying income for purposes of the 90% gross income requirement. However, the U.S. Treasury Department has authority to issue regulations in the future that could treat some or all of the Fund’s foreign currency gains as non-qualifying income, thereby jeopardizing the Fund’s status as a RIC for all years to which the regulations are applicable. Income derived from some commodity-linked derivatives is not qualifying income, and the treatment of income from some other commodity-linked derivatives is uncertain, for purposes of the 90% gross income test.
If for any taxable year the Fund were to fail to meet the income or diversification test described above, the Fund could in some cases cure such failure, including by paying a fund-level tax and, in the case of a diversification test failure, disposing of certain assets.
If, in any year, the Fund were to fail to qualify for treatment as a RIC under the Code, and were ineligible to or did not otherwise cure such failure, the Fund would be subject to tax on its taxable income at regular corporate rates and, when such income is distributed, Shareholders would be subject to a further tax to the extent of the Fund’s current or accumulated earnings and profits.
No assurance can be given that the Fund will be able to meet the complex and varied tests required to qualify as a RIC or to avoid corporate level tax. In addition, because the relevant laws may change, compliance with one or more of the RIC requirements may be impossible or impracticable.
RIC-Related Risks Of Investments Generating Non-Cash Taxable Income Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
RIC-Related Risks of Investments Generating Non-Cash Taxable Income
Certain of the Fund’s investments will require the Fund to recognize taxable income in a tax year in excess of the cash generated on those investments during that year. In particular, the Fund expects to invest in loans and other debt instruments that will be treated as having “market discount” and/or original issue discount (“OID”) (such as debt instruments with PIK interest or, in certain cases, increasing interest rates or issued with equity or warrants) for U.S. federal income tax purposes. Because the Fund may be required to recognize income in respect of these investments before, or without receiving, cash representing such income (e.g., PIK interest), the Fund may have difficulty satisfying the annual distribution requirements applicable to RICs and avoiding Fund-level U.S. federal income and/or excise taxes. Accordingly, the Fund may be required to sell assets, including at potentially disadvantageous times or prices, raise additional debt or equity capital, make taxable distributions of Shares or debt securities, or reduce new investments, to obtain the cash needed to make these income distributions. Market prices of OID instruments are more volatile because they are affected to a greater extent by interest rate changes than instruments that pay interest periodically in cash. Further, the interest rates on PIK loans may be higher to reflect the time-value of money on deferred interest payments and the higher credit risk of borrowers who may need to defer interest payments. If the Fund is not able to obtain cash from other sources, the Fund may fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax. In addition, if the Fund liquidates assets to raise cash, the Fund may realize additional gain or loss on such liquidations. In the event the Fund realizes additional net capital gains from such liquidation transactions, Shareholders, may receive larger capital gain distributions than it or they would in the absence of such transactions.
Instruments that are treated as having OID for U.S. federal income tax purposes may have unreliable valuations because their continuing accruals require judgments about the collectability of the deferred payments and the value of any collateral. Loans that are treated as having OID generally represent a significantly higher credit risk than coupon loans. Accruals on such instruments may create uncertainty about the source of Fund distributions to Shareholders. OID creates the risk of non-refundable cash payments to the Adviser based on accruals that may never be realized. In addition, the deferral of PIK interest also reduces a loan’s loan-to-value ratio at a compounding rate.

Uncertain Tax Treatment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Uncertain Tax Treatment
The Fund may invest a portion of its net assets in below investment grade instruments. Investments in these types of instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund to the extent necessary in connection with the Fund’s intention to distribute sufficient income each tax year to minimize the risk that it becomes subject to U.S. federal income or excise tax.

Tax Treatment Of Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax Treatment of Loans Risk
No statutory, judicial or administrative authority directly discusses how the notes, certificates and other alternative lending securities in which the Fund invests should be treated for tax purposes. As a result, the tax treatment of the Fund’s investment in alternative lending securities is uncertain. The tax treatment of the Fund’s investment in alternative lending securities could be affected by changes in tax laws or regulations, or interpretations thereof, or by court cases that could adversely affect the Fund and its ability to qualify as a RIC under Subchapter M of the Code.
As described herein, the Fund may co-invest with third parties through Platform Arrangements. For purposes of the diversification tests, it may be uncertain whether the issuer of such whole loans made by the Fund is the Platform, or the underlying borrowers with respect to such investments. The Fund intends to treat the underlying borrowers as the issuers (and not the Platforms) for purposes of the diversification tests. However, there can be no assurance that the IRS will not take contrary positions or that a court would agree with such position if litigated. A determination that the issuer of such whole loans is the Platform may adversely affect the Fund’s ability to meet the diversification tests and qualify as a RIC. See Section XXIV—“U.S. Federal Income Tax Considerations.”

Tax Laws Subject To Change Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax Laws Subject to Change
All statements contained herein concerning the U.S. federal income tax (or other tax) consequences of an investment in the Fund are based on existing law and interpretations thereof. Changes in and/or the enactment of new U.S. federal income tax and other tax laws, regulations or other administrative guidance and interpretations thereof could occur during the life of the Fund. The nature of additional changes in U.S. federal or non-U.S. income tax law, if any, cannot be determined prior to enactment of any new tax legislation. However, such legislation could significantly alter the tax consequences and decrease the after tax rate of return of an investment in the Fund. Potential investors therefore are urged to seek, and must rely on, the advice of their tax advisors with respect to the possible impact on their investments of recent legislation, as well as any future proposed tax legislation or administrative or judicial action.

Indemnification Obligations And Limited Liability Of Trustees And Adviser Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Indemnification Obligations and Limited Liability of Trustees and Adviser
None of the Trustees, the Adviser or any of their respective affiliates, principals, members, shareholders, partners, officers, directors, employees, agents and representatives (each an “Indemnified Person”) shall have any liability, responsibility or accountability in damages or otherwise to any Shareholder or the Fund for, and the Fund agrees, to the fullest extent permitted by law, to indemnify, pay, protect and hold harmless each Indemnified Person from and against, any and all liabilities, obligations, losses, damages, penalties, actions, judgments, suits, proceedings, costs, expenses and disbursements of any kind or nature whatsoever (including, without limitation, all reasonable costs and expenses of attorneys, defense, appeal and settlement of any and all suits, actions or proceedings instituted or threatened against the Indemnified Persons or the Fund) and all costs of investigation in connection therewith which may be imposed on, incurred by, or asserted against the Indemnified Persons or the Fund in any way relating to or arising out of, or alleged to relate to or arise out of, any action or inaction on the part of the Fund, on the part of the Indemnified Persons when acting on behalf of the Fund or otherwise in connection with the business or affairs of the Fund, or on the part of any agents when acting on behalf of the Fund (collectively, the “Indemnified Liabilities”); provided that the Fund shall not be liable to any Indemnified Person for any portion of any Indemnified Liabilities which results from such Indemnified Person’s willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of his, her or its duties or by reason of his, her or its reckless disregard of his, her or its obligations and duties. Notwithstanding the foregoing, no waiver or release of personal liability of any Indemnified Person will be effective to waive any liabilities of such Indemnified Persons under the U.S. federal securities laws to the extent any such waiver or release is void under Section 14 of the 1933 Act.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk
The Fund is subject to financial market risks, including changes in interest rates. General interest rate fluctuations may have a substantial negative impact on the Fund’s ability to make investments, the value of its investments and its ability to realize gains from the disposition of investments and, accordingly, have a material adverse effect on the Fund’s investment objectives and its rate of return on invested capital. In addition, an increase in interest rates would make it more expensive to use debt for the Fund’s financing needs.
During periods of falling interest rates, payments under the floating rate debt instruments that the Fund holds would generally decrease, resulting in less revenue to the Fund. In the event of a sharply rising interest rate environment, such as during 2022 and 2023, payments under floating rate debt instruments generally would rise and there may be a significant number of issuers of such floating rate debt instruments that would be unable or unwilling to pay such increased interest costs and may otherwise be unable to repay their loans. Investments in floating rate debt instruments may also decline in value in response to rising interest rates if the interest rates of such investments do not rise as much, or as quickly, as market interest rates in general. Similarly, during periods of rising interest rates, fixed-rate debt instruments may decline in value because the fixed rates of interest paid thereunder may be below market interest rates.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	399 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
Contact Personnel Name	Andrew Murphy
Class I-F Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%
Management Fees [Percent]	0.75%
Distribution/Servicing Fees [Percent]	0.00%
Incentive Fees [Percent]	0.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.70%
Total Annual Expenses [Percent]	2.45%
Waivers and Reimbursements of Fees [Percent]	(1.20%)
Net Expense over Assets [Percent]	1.25%
Expense Example, Year 01	$ 13
Expense Example, Years 1 to 3	65
Expense Example, Years 1 to 5	120
Expense Example, Years 1 to 10	$ 270
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class I-F Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	10,000
Class S-F Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%
Management Fees [Percent]	0.75%
Distribution/Servicing Fees [Percent]	0.85%
Incentive Fees [Percent]	0.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.70%
Total Annual Expenses [Percent]	3.30%
Waivers and Reimbursements of Fees [Percent]	(1.20%)
Net Expense over Assets [Percent]	2.10%
Expense Example, Year 01	$ 21
Expense Example, Years 1 to 3	90
Expense Example, Years 1 to 5	162
Expense Example, Years 1 to 10	$ 351
Class U-F Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%
Management Fees [Percent]	0.75%
Distribution/Servicing Fees [Percent]	0.75%
Incentive Fees [Percent]	0.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.70%
Total Annual Expenses [Percent]	3.20%
Waivers and Reimbursements of Fees [Percent]	(1.20%)
Net Expense over Assets [Percent]	2.00%
Expense Example, Year 01	$ 20
Expense Example, Years 1 to 3	87
Expense Example, Years 1 to 5	157
Expense Example, Years 1 to 10	$ 342